UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

HC Capital Trust
(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:    (800) 242-9596

Date of fiscal year end:    June 30

Date of reporting period:    September 30, 2012

Item 1. Schedule of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.03%
	Aerospace & Defense — 4.61%
22,640	Exelis, Inc.	$234
39,297	General Dynamics Corp.	2,598
161,944	Honeywell International, Inc.	9,676
12,100	L-3 Communications Holdings, Inc.	868
32,140	Lockheed Martin Corp.	3,001
31,488	Northrop Grumman Corp.	2,092
41,093	Raytheon Co.	2,349
68,100	The Boeing Co.	4,741
59,945	United Technologies Corp.	4,693
		30,252
	Agricultural Products — 0.81%
168,391	Archer-Daniels-Midland Co.	4,577
10,800	Bunge Ltd.	724
		5,301
	Air Freight & Logistics — 0.71%
65,500	United Parcel Service, Inc., Class - B	4,688
	Airlines — 0.24%
4,140	Copa Holdings SA, Class - A	337
134,000	Delta Air Lines, Inc. (a)	1,227
		1,564
	Apparel Retail — 0.46%
8,400	Guess?, Inc.	213
63,400	The TJX Cos., Inc.	2,840
		3,053
	Asset Management & Custody Banks — 1.46%
31,222	Ares Capital Corp.	535
22,752	BlackRock, Inc., Class - A	4,057
14,500	Eaton Vance Corp.	420
11,500	Federated Investors, Inc., Class - B	238
56,600	Invesco Ltd.	1,414
24,000	Janus Capital Group, Inc.	227
27,183	Northern Trust Corp.	1,262
26,500	State Street Corp.	1,112
10,900	Waddell & Reed Financial, Inc., Class - A	357
		9,622
	Auto Parts & Equipment — 1.21%
18,200	Gentex Corp.	309
195,204	Johnson Controls, Inc.	5,349
44,600	Lear Corp.	1,685
14,479	TRW Automotive Holdings Corp. (a)	633
		7,976
	Automobile Manufacturers — 0.60%
133,800	Ford Motor Co.	1,319
116,594	General Motors Co. (a)	2,653
		3,972
	Biotechnology — 0.27%
15,800	Gilead Sciences, Inc. (a)	1,048
12,400	Vertex Pharmaceuticals, Inc. (a)	694
		1,742
	Brewers — 0.11%
15,912	Molson Coors Brewing Co., Class - B	717
	Building Products — 0.17%
41,800	Fortune Brands Home & Security, Inc. (a)	1,129
	Cable & Satellite — 1.13%
25,700	Cablevision Systems Corp., Class - A	407
97,400	Comcast Corp., Class - A	3,484
26,200	DIRECTV (a)	1,374
22,423	Time Warner Cable, Inc.	2,132
		7,397
	Casinos & Gaming — 0.46%
283,400	MGM Resorts International (a)	3,047
	Commercial Printing — 0.03%
21,100	R.R. Donnelley & Sons Co.	224
	Commodity Chemicals — 0.01%
2,690	Kronos Worldwide, Inc.	40
	Communications Equipment — 2.06%
623,850	Cisco Systems, Inc.	11,909
31,100	Harris Corp.	1,593
		13,502
	Computer & Electronics Retail — 0.24%
34,800	Best Buy Co., Inc.	598
48,060	GameStop Corp., Class - A	1,009
		1,607
	Computer Hardware — 1.74%
185,900	Dell, Inc.	1,833
7,400	Diebold, Inc.	250
548,189	Hewlett-Packard Co.	9,352
		11,435
	Computer Storage & Peripherals — 0.20%
8,300	Lexmark International, Inc., Class - A	185
29,400	Western Digital Corp.	1,138
		1,323
	Construction & Farm Machinery & Heavy Trucks — 0.53%
37,650	Cummins, Inc.	3,472
	Consumer Electronics — 0.09%
13,900	Garmin Ltd.	580
	Consumer Finance — 1.31%
27,800	Ameriprise Financial, Inc.	1,576
69,150	Capital One Financial Corp.	3,942
53,800	Discover Financial Services	2,138
61,900	SLM Corp.	973
		8,629
	Data Processing & Outsourced Services — 1.32%
61,100	Automatic Data Processing, Inc.	3,584
15,200	Broadridge Financial Solutions, Inc.	355
19,800	Computer Sciences Corp.	638
31,300	Fidelity National Information Services, Inc.	977
41,300	Paychex, Inc.	1,375
94,300	Western Union Co.	1,718
		8,647
	Department Stores — 0.66%
30,783	Kohl's Corp.	1,577
73,800	Macy's, Inc.	2,776
		4,353
	Distributors — 0.18%
19,500	Genuine Parts Co.	1,190
	Diversified Banks — 2.53%
92,800	CIT Group, Inc. (a)	3,655
374,836	Wells Fargo & Co.	12,943
		16,598
	Diversified Chemicals — 1.43%
93,618	E.I. du Pont de Nemours & Co.	4,706
24,600	Huntsman Corp.	367

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Chemicals (continued)
150,079	The Dow Chemical Co.	$4,347
		9,420
	Diversified Metals & Mining — 0.88%
4,200	Compass Minerals International, Inc.	313
120,100	Freeport-McMoRan Copper & Gold, Inc.	4,754
20,428	Southern Copper Corp.	702
		5,769
	Diversified Real Estate Investment Trusts — 0.07%
2,600	Liberty Property Trust	94
4,900	Vornado Realty Trust	397
		491
	Diversified Support Services — 0.10%
19,000	Iron Mountain, Inc.	648
	Drug Retail — 0.59%
105,678	Walgreen Co.	3,851
	Education Services — 0.17%
38,400	Apollo Group, Inc., Class - A (a)	1,116
	Electric Utilities — 1.43%
12,681	American Electric Power, Inc.	557
18,449	Duke Energy Corp.	1,195
24,117	Edison International	1,102
4,657	Entergy Corp.	323
22,431	Exelon Corp.	798
10,943	FirstEnergy Corp.	483
3,000	Great Plains Energy, Inc.	67
2,300	Hawaiian Electric Industries, Inc.	61
10,860	NextEra Energy, Inc.	764
8,217	Northeast Utilities	314
102,800	NV Energy, Inc.	1,851
6,300	Pepco Holdings, Inc.	119
3,000	Pinnacle West Capital Corp.	158
15,300	PPL Corp.	444
22,760	The Southern Co.	1,049
3,300	Westar Energy, Inc.	98
		9,383
	Electrical Components & Equipment — 0.89%
94,100	Emerson Electric Co.	4,542
18,300	Rockwell Automation, Inc.	1,273
		5,815
	Electronic Manufacturing Services — 0.07%
17,500	Molex, Inc.	460
	Environmental & Facilities Services — 0.47%
12,700	Covanta Holding Corp.	218
38,000	Republic Services, Inc., Class - A	1,045
57,776	Waste Management, Inc.	1,854
		3,117
	Fertilizers & Agricultural Chemicals — 0.66%
45,087	Monsanto Co.	4,104
5,300	The Scotts Miracle-Gro Co.	230
		4,334
	Food Distributors — 0.35%
72,700	Sysco Corp.	2,273
	Food Retail — 0.98%
29,100	Safeway, Inc.	468
254,100	The Kroger Co.	5,982
		6,450
	Gas Utilities — 0.11%
3,200	AGL Resources, Inc.	131
2,000	Atmos Energy Corp.	72
1,800	National Fuel Gas Co.	97
5,500	ONEOK, Inc.	266
4,300	Questar Corp.	87
2,500	UGI Corp.	79
		732
	Gold — 1.01%
77,350	Barrick Gold Corp.	3,230
60,903	Newmont Mining Corp.	3,411
		6,641
	Health Care Distributors — 0.56%
42,700	Cardinal Health, Inc.	1,664
23,150	McKesson Corp.	1,992
		3,656
	Health Care Equipment — 1.52%
115,600	Baxter International, Inc.	6,966
50,802	Covidien PLC	3,019
		9,985
	Home Furnishings — 0.07%
17,400	Leggett & Platt, Inc.	436
	Home Improvement Retail — 0.28%
60,600	Lowe's Cos., Inc.	1,833
	Homebuilding — 0.23%
96,600	PulteGroup, Inc. (a)	1,497
	Hotels, Resorts & Cruise Lines — 0.28%
51,357	Carnival Corp.	1,871
	Household Products — 1.90%
48,634	Kimberly-Clark Corp.	4,172
16,300	The Clorox Co.	1,174
102,717	The Procter & Gamble Co.	7,125
		12,471
	Housewares & Specialties — 0.06%
7,100	Tupperware Brands Corp.	380
	Industrial Conglomerates — 2.11%
50,829	3M Co.	4,698
404,810	General Electric Co.	9,193
		13,891
	Industrial Gases — 0.33%
26,400	Air Products & Chemicals, Inc.	2,183
	Industrial Machinery — 1.31%
6,200	Crane Co.	248
43,200	Eaton Corp.	2,042
10,400	Harsco Corp.	213
53,537	Illinois Tool Works, Inc.	3,184
38,150	Stanely Black & Decker, Inc.	2,909
		8,596
	Industrial Real Estate Investment Trust — 0.07%
12,285	Prologis, Inc.	430
	Insurance Brokers — 0.43%
14,900	Arthur J. Gallagher & Co.	534
68,500	Marsh & McLennan Cos., Inc.	2,324
		2,858
	Integrated Oil & Gas — 6.05%
132,600	BP PLC - Sponsored ADR	5,617
40,423	Chevron Corp.	4,712
82,236	ConocoPhillips	4,702
162,734	Exxon Mobil Corp.	14,882

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Integrated Oil & Gas (continued)
45,500	Marathon Oil Corp.	$1,346
98,225	Occidental Petroleum Corp.	8,453
		39,712
	Integrated Telecommunication Services — 2.76%
161,577	AT&T, Inc.	6,092
65,229	BCE, Inc.	2,866
77,222	CenturyLink, Inc.	3,120
124,700	Frontier Communications Corp.	611
103,513	Verizon Communications, Inc.	4,717
73,900	Windstream Corp.	747
		18,153
	Investment Banking & Brokerage — 0.30%
14,800	Lazard Ltd., Class - A	432
90,900	Morgan Stanley	1,522
		1,954
	IT Consulting & Other Services — 0.07%
3,200	Booz Allen Hamilton Holding Corp.	44
36,100	SAIC, Inc.	435
		479
	Leisure Products — 0.31%
14,600	Hasbro, Inc.	557
42,500	Mattel, Inc.	1,508
		2,065
	Life & Health Insurance — 1.43%
58,816	Aflac, Inc.	2,816
34,157	MetLife, Inc.	1,177
38,300	Principal Financial Group, Inc.	1,032
10,400	Protective Life Corp.	273
59,500	Prudential Financial, Inc.	3,243
5,200	StanCorp Financial Group, Inc.	162
36,500	Unum Group	702
		9,405
	Managed Health Care — 1.56%
25,805	Health Net, Inc. (a)	581
77,200	UnitedHealth Group, Inc.	4,278
92,900	WellPoint, Inc.	5,389
		10,248
	Marine — 0.02%
4,869	Matson, Inc.	102
	Metal & Glass Containers — 0.22%
3,700	Greif, Inc., Class - A	164
69,587	Owens-Illinois, Inc. (a)	1,305
		1,469
	Mortgage Real Estate Investment Trusts — 0.15%
9,100	American Capital Agency Corp.	315
25,800	Annaly Capital Management, Inc.	434
23,600	Chimera Investment Corp.	64
2,400	Hatteras Financial Corp.	68
8,800	MFA Financial, Inc.	75
		956
	Movies & Entertainment — 2.18%
14,500	Cinemark Holdings, Inc.	325
10,000	Regal Entertainment Group, Class - A	141
144,340	Time Warner, Inc.	6,543
136,341	Viacom, Inc., Class - B	7,306
		14,315
	Multi-line Insurance — 0.03%
6,252	Kemper Corp.	192
	Multi-Sector Holdings — 0.09%
26,200	Leucadia National Corp.	596
	Multi-Utilities — 0.76%
3,100	Alliant Energy Corp.	135
6,200	Ameren Corp.	203
11,000	CenterPoint Energy, Inc.	234
6,900	CMS Energy Corp.	162
7,700	Consolidated Edison, Inc.	461
15,042	Dominion Resources, Inc.	796
4,448	DTE Energy Co.	267
1,800	Integrys Energy Group, Inc.	94
5,200	MDU Resources Group, Inc.	115
7,561	NiSource, Inc.	193
2,600	OGE Energy Corp.	144
11,142	PG&E Corp.	475
13,302	Public Service Enterprise Group, Inc.	428
3,100	SCANA Corp.	150
6,300	Sempra Energy	406
5,000	TECO Energy, Inc.	89
1,800	Vectren Corp.	51
6,000	Wisconsin Energy Corp.	226
12,500	Xcel Energy, Inc.	346
		4,975
	Office Real Estate Investment Trusts — 0.14%
1,500	Alexandria Real Estate Equities, Inc.	110
3,800	BioMed Realty Trust, Inc.	71
3,000	Brandywine Realty Trust	37
1,800	CommonWealth REIT	26
1,600	Corporate Office Properties Trust	38
3,300	Digital Realty Trust, Inc.	231
3,100	Douglas Emmett, Inc.	72
7,200	Duke Realty Corp.	106
1,700	Kilroy Realty Corp.	76
2,100	Mack-Cali Realty Corp.	56
4,000	Piedmont Office Realty Trust, Inc., Class - A	69
		892
	Office Services & Supplies — 0.11%
12,900	Avery Dennison Corp.	410
21,700	Pitney Bowes, Inc.	300
		710
	Oil & Gas Drilling — 0.53%
33,100	Helmerich & Payne, Inc.	1,576
42,532	Transocean Ltd.	1,909
		3,485
	Oil & Gas Equipment & Services — 0.01%
7,900	RPC, Inc.	94
	Oil & Gas Exploration & Production — 0.85%
93,600	Encana Corp.	2,052
19,400	Royal Dutch Shell PLC - Sponsored ADR	1,346
63,450	Southwestern Energy Co. (a)	2,207
		5,605
	Oil & Gas Refining & Marketing — 0.57%
42,100	Marathon Petroleum Corp.	2,298
30,525	Phillips 66	1,416
		3,714
	Oil & Gas Storage & Transportation — 1.15%
5,107	Golar LNG Ltd.	197
61,016	Kinder Morgan, Inc.	2,167

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Storage & Transportation (continued)
80,900	Spectra Energy Corp.	$2,375
4,287	Teekay Shipping Corp.	134
76,921	The Williams Cos., Inc.	2,690
		7,563
	Other Diversified Financial Services — 3.11%
303,323	Citigroup, Inc.	9,925
259,188	JPMorgan Chase & Co.	10,492
		20,417
	Packaged Foods & Meats — 2.38%
21,900	Campbell Soup Co.	763
51,700	ConAgra Foods, Inc.	1,426
14,100	Flowers Foods, Inc.	285
80,336	General Mills, Inc.	3,201
40,000	H.J. Heinz Co.	2,238
29,879	Kellogg Co.	1,544
114,183	Kraft Foods, Inc.	4,721
92,100	Tyson Foods, Inc., Class - A	1,475
		15,653
	Paper Packaging — 0.25%
12,900	Bemis Co., Inc.	406
12,100	Packaging Corp. of America	439
25,200	Sealed Air Corp.	390
12,300	Sonoco Products Co.	381
		1,616
	Paper Products — 0.41%
55,400	International Paper Co.	2,012
21,700	MeadWestvaco Corp.	664
		2,676
	Personal Products — 0.24%
54,200	Avon Products, Inc.	864
14,800	Herbalife Ltd.	702
		1,566
	Pharmaceuticals — 8.72%
67,837	Abbott Laboratories	4,651
112,600	AstraZeneca PLC - Sponsored ADR	5,389
138,947	Bristol-Myers Squibb Co.	4,689
99,541	Eli Lilly & Co.	4,719
157,056	Johnson & Johnson	10,823
104,649	Merck & Co., Inc.	4,720
60,200	Novartis AG - Sponsored ADR	3,688
747,487	Pfizer, Inc.	18,575
		57,254
	Property & Casualty Insurance — 2.01%
82,860	ACE Ltd.	6,264
22,500	Assured Guaranty Ltd.	307
13,800	AXIS Capital Holdings Ltd.	482
18,300	Cincinnati Financial Corp.	693
5,300	Endurance Specialty Holdings Ltd.	204
63,200	Fidelity National Financial, Inc., Class - A	1,352
5,700	Hanover Insurance Group, Inc.	212
3,400	Mercury General Corp.	132
32,300	Old Republic International Corp.	300
48,138	The Travelers Cos., Inc.	3,286
		13,232
	Publishing — 0.83%
95,192	Gannett Co., Inc.	1,690
40,800	The McGraw-Hill Cos., Inc.	2,227
500	The Washington Post Co., Class - B	182
46,240	Thomson Reuters Corp.	1,334
		5,433
	Railroads — 0.81%
129,900	CSX Corp.	2,695
41,046	Norfolk Southern Corp.	2,612
		5,307
	Regional Banks — 2.02%
5,700	Bank of Hawaii Corp.	260
140,910	BB&T Corp.	4,673
6,700	Cullen/Frost Bankers, Inc.	385
114,800	Fifth Third Bancorp	1,780
24,500	Fulton Financial Corp.	242
15,800	M&T Bank Corp.	1,503
66,560	PNC Financial Services Group, Inc.	4,200
24,425	Valley National Bancorp	245
		13,288
	Reinsurance — 0.27%
8,100	PartnerRe Ltd.	602
33,800	Validus Holdings Ltd.	1,146
		1,748
	Residential Real Estate Investment Trusts — 0.19%
2,500	American Campus Communities, Inc.	110
3,900	Apartment Investment & Management Co., Class - A	101
2,500	AvalonBay Communities, Inc.	340
2,100	BRE Properties, Inc.	99
2,000	Camden Property Trust	129
1,000	Equity Lifestyle Properties, Inc.	68
900	Essex Property Trust, Inc.	133
1,200	Home Properties, Inc.	74
1,000	Mid-America Apartment Communities, Inc.	65
6,100	UDR, Inc.	151
		1,270
	Restaurants — 0.85%
16,200	Darden Restaurants, Inc.	903
50,800	McDonald's Corp.	4,661
		5,564
	Retail Real Estate Investment Trusts — 0.38%
3,700	CBL & Associates Properties, Inc.	79
6,483	DDR Corp.	100
1,700	Federal Realty Investment Trust	179
10,900	Kimco Realty Corp.	221
2,700	National Retail Properties, Inc.	82
3,600	Realty Income Corp.	147
2,100	Regency Centers Corp.	102
2,400	Retail Properties of America, Inc., Class - A	27
8,129	Simon Property Group, Inc.	1,234
2,300	Tanger Factory Outlet Centers, Inc.	74
3,400	The Macerich Co.	195
2,900	Weingarten Realty Investors	82
		2,522
	Security & Alarm Services — 0.06%
12,500	Corrections Corp. of America	418
	Semiconductor Equipment — 1.29%
668,387	Applied Materials, Inc.	7,463
20,900	KLA-Tencor Corp.	997
		8,460
	Semiconductors — 3.57%
37,700	Analog Devices, Inc.	1,478
20,800	Cypress Semiconductor Corp.	223

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors (continued)
318,780	Intel Corp.	$7,230
29,300	Linear Technology Corp.	933
59,700	Marvell Technology Group Ltd.	546
36,600	Maxim Integrated Products, Inc.	974
24,600	Microchip Technology, Inc.	805
233,400	Micron Technology, Inc. (a)	1,397
316,910	Texas Instruments, Inc.	8,731
33,300	Xilinx, Inc.	1,113
		23,430
	Soft Drinks — 1.81%
26,300	Dr. Pepper Snapple Group, Inc.	1,171
67,080	PepsiCo, Inc.	4,747
157,694	The Coca-Cola Co.	5,982
		11,900
	Specialized Consumer Services — 0.09%
34,300	H&R Block, Inc.	594
	Specialized Finance — 0.64%
58,795	CME Group, Inc.	3,369
4,900	Interactive Brokers Group, Inc., Class - A	69
32,100	NYSE Euronext	791
		4,229
	Specialized Real Estate Investment Trusts — 0.36%
11,200	HCP, Inc.	498
6,100	Health Care REIT, Inc.	352
3,000	Hospitality Properties Trust	71
4,400	Plum Creek Timber Co., Inc.	193
3,743	Public Storage	521
3,400	Rayonier, Inc.	167
4,800	Senior Housing Properties Trust	105
7,714	Ventas, Inc.	480
		2,387
	Specialty Chemicals — 0.68%
69,662	LyondellBasell Industries NV, Class - A	3,599
9,000	Rockwood Holdings, Inc.	419
16,500	RPM, Inc.	471
		4,489
	Specialty Stores — 0.16%
89,500	Staples, Inc.	1,031
	Steel — 0.42%
18,500	Cliffs Natural Resources, Inc.	724
14,772	Commercial Metals Co.	195
40,500	Nucor Corp.	1,549
28,751	Steel Dynamics, Inc.	323
		2,791
	Systems Software — 1.58%
44,700	CA, Inc.	1,152
309,410	Microsoft Corp.	9,214
		10,366
	Thrifts & Mortgage Finance — 0.39%
4,185	BankUnited, Inc.	103
20,600	Capitol Federal Financial, Inc.	246
45,200	First Niagara Financial Group, Inc.	366
66,000	Hudson City Bancorp, Inc.	525
55,100	New York Community Bancorp, Inc.	780
44,300	People's United Financial, Inc.	538
		2,558
	Tobacco — 2.78%
214,901	Altria Group, Inc.	7,176

39,400	Lorillard, Inc.	4,588
52,396	Philip Morris International, Inc.	4,712
41,051	Reynolds American, Inc.	1,779
		18,255
	Trading Companies & Distributors — 0.04%
5,500	GATX Corp.	233
	Trucking — 0.04%
6,600	Ryder System, Inc.	258
	Water Utilities — 0.04%
4,700	American Water Works Co., Inc.	174
3,700	Aqua America, Inc.	92
		266
	Wireless Telecommunication Services — 0.82%
189,080	Vodafone Group PLC - Sponsored ADR	5,388
	Total Common Stocks	643,930
	Time Deposit — 1.21%
$7,944	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/12	7,944
	Total Time Deposit	7,944
	Mutual Fund — 0.29%
1,925,619	Alliance Money Market Fund Prime Portfolio, 0.08% (b)	1,926
	Total Mutual Fund	1,926
	Total Investments
	(cost $593,572) — 99.53%	653,800
	Other assets in excess of liabilities — 0.47%	3,059
	Net Assets — 100.00%	$656,859

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on September 30, 2012.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

The following table refects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	Alliance Bernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc. - Quality Yield	Total

Common Stocks	20.56%	20.08%	57.39%	98.03%
Time Deposit	0.67%	0.54%	-	1.21%
Mutual Fund	-	-	0.29%	0.29%
Other Assets (Liabilities)	0.28%	0.33%	-0.14%	0.47%
Total Net Assets	21.51%	20.95%	57.54%	100.00%

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.24%
	Aerospace & Defense — 4.65%
36,080	Exelis, Inc.	$373
62,351	General Dynamics Corp.	4,123
256,641	Honeywell International, Inc.	15,334
19,200	L-3 Communications Holdings, Inc.	1,377
50,914	Lockheed Martin Corp.	4,754
50,031	Northrop Grumman Corp.	3,324
65,320	Raytheon Co.	3,734
108,000	The Boeing Co.	7,519
95,177	United Technologies Corp.	7,451
		47,989
	Agricultural Products — 0.81%
264,922	Archer-Daniels-Midland Co.	7,200
16,700	Bunge Ltd.	1,120
		8,320
	Air Freight & Logistics — 0.72%
104,000	United Parcel Service, Inc., Class - B	7,443
	Airlines — 0.22%
6,606	Copa Holdings SA, Class - A	537
192,800	Delta Air Lines, Inc. (a)	1,766
		2,303
	Apparel Retail — 0.46%
13,300	Guess?, Inc.	338
98,100	The TJX Cos., Inc.	4,394
		4,732
	Asset Management & Custody Banks — 1.48%
49,600	Ares Capital Corp.	850
35,569	BlackRock, Inc., Class - A	6,342
23,100	Eaton Vance Corp.	669
18,600	Federated Investors, Inc., Class - B	385
89,900	Invesco Ltd.	2,247
34,800	Janus Capital Group, Inc.	328
43,151	Northern Trust Corp.	2,003
45,700	State Street Corp.	1,918
16,800	Waddell & Reed Financial, Inc., Class - A	550
		15,292
	Auto Parts & Equipment — 1.19%
28,900	Gentex Corp.	492
306,639	Johnson Controls, Inc.	8,402
64,800	Lear Corp.	2,449
21,445	TRW Automotive Holdings Corp. (a)	937
		12,280
	Automobile Manufacturers — 0.59%
206,300	Ford Motor Co.	2,034
180,100	General Motors Co. (a)	4,097
		6,131
	Biotechnology — 0.25%
22,361	Gilead Sciences, Inc. (a)	1,483
19,000	Vertex Pharmaceuticals, Inc. (a)	1,063
		2,546
	Brewers — 0.11%
25,279	Molson Coors Brewing Co., Class - B	1,139
	Building Products — 0.11%
40,473	Fortune Brands Home & Security, Inc. (a)	1,093
	Cable & Satellite — 1.11%
40,800	Cablevision Systems Corp., Class - A	647
150,700	Comcast Corp., Class - A	5,390
40,200	DIRECTV (a)	2,109
34,900	Time Warner Cable, Inc.	3,318
		11,464
	Casinos & Gaming — 0.44%
418,800	MGM Resorts International (a)	4,502
	Commercial Printing — 0.03%
33,300	R.R. Donnelley & Sons Co.	353
	Commodity Chemicals — 0.01%
4,306	Kronos Worldwide, Inc.	64
	Communications Equipment — 2.01%
965,550	Cisco Systems, Inc.	18,432
44,000	Harris Corp.	2,254
		20,686
	Computer & Electronics Retail — 0.24%
55,200	Best Buy Co., Inc.	949
72,000	GameStop Corp., Class - A	1,512
		2,461
	Computer Hardware — 1.80%
295,000	Dell, Inc.	2,909
11,600	Diebold, Inc.	391
895,053	Hewlett-Packard Co.	15,269
		18,569
	Computer Storage & Peripherals — 0.20%
13,200	Lexmark International, Inc., Class - A	294
46,700	Western Digital Corp.	1,808
		2,102
	Construction & Farm Machinery & Heavy Trucks — 0.53%
58,900	Cummins, Inc.	5,431
	Consumer Electronics — 0.09%
22,000	Garmin Ltd.	918
	Consumer Finance — 1.31%
44,100	Ameriprise Financial, Inc.	2,500
107,800	Capital One Financial Corp.	6,146
82,900	Discover Financial Services	3,294
98,300	SLM Corp.	1,545
		13,485
	Data Processing & Outsourced Services — 1.33%
96,900	Automatic Data Processing, Inc.	5,684
24,100	Broadridge Financial Solutions, Inc.	562
31,400	Computer Sciences Corp.	1,012
49,700	Fidelity National Information Services, Inc.	1,552
65,600	Paychex, Inc.	2,184
149,250	Western Union Co.	2,719
		13,713
	Department Stores — 0.66%
48,865	Kohl's Corp.	2,503
114,000	Macy's, Inc.	4,289
		6,792
	Distributors — 0.18%
30,900	Genuine Parts Co.	1,886
	Diversified Banks — 2.50%
140,300	CIT Group, Inc. (a)	5,526
585,943	Wells Fargo & Co.	20,233
		25,759
	Diversified Chemicals — 1.45%
148,519	E.I. du Pont de Nemours & Co.	7,466
37,600	Huntsman Corp.	561

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Chemicals (continued)
238,290	The Dow Chemical Co.	$6,901
		14,928
	Diversified Metals & Mining — 0.89%
6,600	Compass Minerals International, Inc.	492
190,600	Freeport-McMoRan Copper & Gold, Inc.	7,544
32,521	Southern Copper Corp.	1,118
		9,154
	Diversified Real Estate Investment Trusts — 0.08%
4,700	Liberty Property Trust	170
7,500	Vornado Realty Trust	608
		778
	Diversified Support Services — 0.10%
30,200	Iron Mountain, Inc.	1,030
	Drug Retail — 0.59%
167,650	Walgreen Co.	6,109
	Education Services — 0.22%
78,600	Apollo Group, Inc., Class - A (a)	2,283
	Electric Utilities — 1.41%
19,767	American Electric Power, Inc.	869
29,333	Duke Energy Corp.	1,901
34,768	Edison International	1,588
7,382	Entergy Corp.	512
35,644	Exelon Corp.	1,268
17,471	FirstEnergy Corp.	770
6,200	Great Plains Energy, Inc.	138
4,400	Hawaiian Electric Industries, Inc.	116
17,315	NextEra Energy, Inc.	1,218
12,823	Northeast Utilities	490
149,100	NV Energy, Inc.	2,685
10,100	Pepco Holdings, Inc.	191
4,400	Pinnacle West Capital Corp.	232
23,600	PPL Corp.	686
36,149	The Southern Co.	1,666
5,300	Westar Energy, Inc.	157
		14,487
	Electrical Components & Equipment — 0.89%
149,300	Emerson Electric Co.	7,207
29,000	Rockwell Automation, Inc.	2,017
		9,224
	Electronic Manufacturing Services — 0.07%
27,800	Molex, Inc.	731
	Environmental & Facilities Services — 0.48%
22,000	Covanta Holding Corp.	377
60,300	Republic Services, Inc., Class - A	1,659
91,769	Waste Management, Inc.	2,944
		4,980
	Fertilizers & Agricultural Chemicals — 0.65%
70,307	Monsanto Co.	6,399
7,800	The Scotts Miracle-Gro Co.	339
		6,738
	Food Distributors — 0.35%
115,400	Sysco Corp.	3,609
	Food Retail — 0.96%
46,200	Safeway, Inc.	743
389,100	The Kroger Co.	9,160
		9,903
	Gas Utilities — 0.12%
4,800	AGL Resources, Inc.	196
4,100	Atmos Energy Corp.	147
2,861	National Fuel Gas Co.	154
8,700	ONEOK, Inc.	420
8,000	Questar Corp.	163
4,367	UGI Corp.	139
		1,219
	Gold — 1.02%
122,450	Barrick Gold Corp.	5,113
96,766	Newmont Mining Corp.	5,420
		10,533
	Health Care Distributors — 0.56%
67,800	Cardinal Health, Inc.	2,642
36,200	McKesson Corp.	3,114
		5,756
	Health Care Equipment — 1.52%
182,150	Baxter International, Inc.	10,976
79,234	Covidien PLC	4,708
		15,684
	Home Furnishings — 0.07%
27,700	Leggett & Platt, Inc.	694
	Home Improvement Retail — 0.28%
93,800	Lowe's Cos., Inc.	2,837
	Homebuilding — 0.23%
152,200	PulteGroup, Inc. (a)	2,359
	Hotels, Resorts & Cruise Lines — 0.29%
81,498	Carnival Corp.	2,970
	Household Products — 1.92%
77,094	Kimberly-Clark Corp.	6,613
25,800	The Clorox Co.	1,859
162,505	The Procter & Gamble Co.	11,271
		19,743
	Housewares & Specialties — 0.06%
11,200	Tupperware Brands Corp.	600
	Industrial Conglomerates — 2.13%
80,569	3M Co.	7,446
637,018	General Electric Co.	14,467
		21,913
	Industrial Gases — 0.34%
41,800	Air Products & Chemicals, Inc.	3,457
	Industrial Machinery — 1.32%
9,900	Crane Co.	395
68,500	Eaton Corp.	3,237
16,600	Harsco Corp.	341
84,943	Illinois Tool Works, Inc.	5,052
60,450	Stanely Black & Decker, Inc.	4,609
		13,634
	Industrial Real Estate Investment Trust — 0.06%
18,826	Prologis, Inc.	659
	Insurance Brokers — 0.44%
23,600	Arthur J. Gallagher & Co.	846
108,700	Marsh & McLennan Cos., Inc.	3,688
		4,534
	Integrated Oil & Gas — 6.02%
204,800	BP PLC - Sponsored ADR	8,675
64,130	Chevron Corp.	7,475
130,280	ConocoPhillips	7,450
255,781	Exxon Mobil Corp.	23,391

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Integrated Oil & Gas (continued)
55,963	Marathon Oil Corp.	$1,655
155,485	Occidental Petroleum Corp.	13,381
		62,027
	Integrated Telecommunication Services — 2.77%
252,092	AT&T, Inc.	9,504
101,745	BCE, Inc.	4,470
122,601	CenturyLink, Inc.	4,953
197,900	Frontier Communications Corp.	970
164,233	Verizon Communications, Inc.	7,484
117,300	Windstream Corp.	1,186
		28,567
	Investment Banking & Brokerage — 0.29%
23,476	Lazard Ltd., Class - A	686
140,100	Morgan Stanley	2,346
		3,032
	IT Consulting & Other Services — 0.07%
5,100	Booz Allen Hamilton Holding Corp.	70
57,200	SAIC, Inc.	689
		759
	Leisure Products — 0.32%
23,100	Hasbro, Inc.	882
67,400	Mattel, Inc.	2,391
		3,273
	Life & Health Insurance — 1.45%
93,331	Aflac, Inc.	4,469
54,314	MetLife, Inc.	1,872
60,800	Principal Financial Group, Inc.	1,638
16,500	Protective Life Corp.	432
94,400	Prudential Financial, Inc.	5,146
8,300	StanCorp Financial Group, Inc.	259
57,900	Unum Group	1,113
		14,929
	Managed Health Care — 1.55%
41,211	Health Net, Inc. (a)	928
120,450	UnitedHealth Group, Inc.	6,674
145,300	WellPoint, Inc.	8,429
		16,031
	Marine — 0.02%
7,781	Matson, Inc.	163
	Metal & Glass Containers — 0.23%
5,800	Greif, Inc., Class - A	256
109,989	Owens-Illinois, Inc. (a)	2,064
		2,320
	Mortgage Real Estate Investment Trusts — 0.15%
14,400	American Capital Agency Corp.	498
41,000	Annaly Capital Management, Inc.	691
38,086	Chimera Investment Corp.	103
3,800	Hatteras Financial Corp.	107
13,900	MFA Financial, Inc.	118
		1,517
	Movies & Entertainment — 2.18%
23,100	Cinemark Holdings, Inc.	518
15,900	Regal Entertainment Group, Class - A	224
227,241	Time Warner, Inc.	10,301
213,919	Viacom, Inc., Class - B	11,464
		22,507
	Multi-line Insurance — 0.03%
10,257	Kemper Corp.	315
	Multi-Sector Holdings — 0.08%
35,000	Leucadia National Corp.	796
	Multi-Utilities—0.76%
4,500	Alliant Energy Corp.	195
9,900	Ameren Corp.	323
17,400	CenterPoint Energy, Inc.	370
10,400	CMS Energy Corp.	245
12,000	Consolidated Edison, Inc.	719
23,910	Dominion Resources, Inc.	1,266
6,922	DTE Energy Co.	415
3,500	Integrys Energy Group, Inc.	183
7,700	MDU Resources Group, Inc.	170
11,500	NiSource, Inc.	293
4,000	OGE Energy Corp.	222
17,677	PG&E Corp.	754
20,755	Public Service Enterprise Group, Inc.	668
4,800	SCANA Corp.	232
9,800	Sempra Energy	632
8,800	TECO Energy, Inc.	156
3,800	Vectren Corp.	109
9,600	Wisconsin Energy Corp.	361
19,800	Xcel Energy, Inc.	549
		7,862
	Office Real Estate Investment Trusts — 0.15%
2,500	Alexandria Real Estate Equities, Inc.	184
6,000	BioMed Realty Trust, Inc.	112
4,300	Brandywine Realty Trust	53
4,000	CommonWealth REIT	58
2,300	Corporate Office Properties Trust	55
5,200	Digital Realty Trust, Inc.	363
6,300	Douglas Emmett, Inc.	145
11,500	Duke Realty Corp.	169
2,600	Kilroy Realty Corp.	117
4,100	Mack-Cali Realty Corp.	109
7,900	Piedmont Office Realty Trust, Inc., Class - A	137
		1,502
	Office Services & Supplies — 0.11%
20,500	Avery Dennison Corp.	652
34,400	Pitney Bowes, Inc.	476
		1,128
	Oil & Gas Drilling — 0.52%
49,000	Helmerich & Payne, Inc.	2,333
68,500	Transocean Ltd.	3,075
		5,408
	Oil & Gas Equipment & Services — 0.01%
12,500	RPC, Inc.	149
	Oil & Gas Exploration & Production — 0.85%
145,700	Encana Corp.	3,194
31,600	Royal Dutch Shell PLC - Sponsored ADR	2,193
98,500	Southwestern Energy Co. (a)	3,426
		8,813
	Oil & Gas Refining & Marketing — 0.57%
66,700	Marathon Petroleum Corp.	3,641
48,750	Phillips 66	2,261
		5,902
	Oil & Gas Storage & Transportation — 1.16%
8,026	Golar LNG Ltd.	310
96,746	Kinder Morgan, Inc.	3,436

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Storage & Transportation (continued)
128,300	Spectra Energy Corp.	$3,767
6,738	Teekay Shipping Corp.	210
122,052	The Williams Cos., Inc.	4,268
		11,991
	Other Diversified Financial Services — 3.10%
473,350	Citigroup, Inc.	15,488
405,831	JPMorgan Chase & Co.	16,428
		31,916
	Packaged Foods & Meats — 2.41%
34,700	Campbell Soup Co.	1,208
82,100	ConAgra Foods, Inc.	2,265
22,450	Flowers Foods, Inc.	453
127,538	General Mills, Inc.	5,082
63,500	H.J. Heinz Co.	3,553
47,442	Kellogg Co.	2,451
181,176	Kraft Foods, Inc.	7,492
143,500	Tyson Foods, Inc., Class - A	2,299
		24,803
	Paper Packaging — 0.25%
20,500	Bemis Co., Inc.	645
19,200	Packaging Corp. of America	697
39,900	Sealed Air Corp.	617
19,500	Sonoco Products Co.	604
		2,563
	Paper Products — 0.41%
87,900	International Paper Co.	3,192
34,400	MeadWestvaco Corp.	1,053
		4,245
	Personal Products — 0.24%
86,000	Avon Products, Inc.	1,372
23,500	Herbalife Ltd.	1,114
		2,486
	Pharmaceuticals — 8.78%
107,737	Abbott Laboratories	7,387
181,300	AstraZeneca PLC - Sponsored ADR	8,677
220,615	Bristol-Myers Squibb Co.	7,446
157,894	Eli Lilly & Co.	7,486
247,414	Johnson & Johnson	17,049
166,080	Merck & Co., Inc.	7,490
95,300	Novartis AG - Sponsored ADR	5,838
1,172,076	Pfizer, Inc.	29,126
		90,499
	Property & Casualty Insurance — 2.02%
130,400	ACE Ltd.	9,858
35,700	Assured Guaranty Ltd.	486
22,000	AXIS Capital Holdings Ltd.	768
29,100	Cincinnati Financial Corp.	1,103
8,500	Endurance Specialty Holdings Ltd.	327
98,700	Fidelity National Financial, Inc., Class - A	2,111
8,400	Hanover Insurance Group, Inc.	313
5,300	Mercury General Corp.	205
50,700	Old Republic International Corp.	472
76,414	The Travelers Cos., Inc.	5,216
		20,859
	Publishing — 0.82%
149,238	Gannett Co., Inc.	2,649
62,900	The McGraw-Hill Cos., Inc.	3,434
832	The Washington Post Co., Class - B	302
73,403	Thomson Reuters Corp.	2,118
		8,503
	Railroads — 0.82%
206,100	CSX Corp.	4,276
65,218	Norfolk Southern Corp.	4,150
		8,426
	Regional Banks — 2.03%
9,100	Bank of Hawaii Corp.	415
218,837	BB&T Corp.	7,257
10,400	Cullen/Frost Bankers, Inc.	597
182,200	Fifth Third Bancorp	2,826
39,000	Fulton Financial Corp.	385
25,100	M&T Bank Corp.	2,388
105,609	PNC Financial Services Group, Inc.	6,664
37,920	Valley National Bancorp	380
		20,912
	Reinsurance — 0.25%
12,800	PartnerRe Ltd.	951
49,100	Validus Holdings Ltd.	1,665
		2,616
	Residential Real Estate Investment Trusts — 0.19%
3,900	American Campus Communities, Inc.	171
5,000	Apartment Investment & Management Co., Class - A	130
3,900	AvalonBay Communities, Inc.	530
3,400	BRE Properties, Inc.	159
3,200	Camden Property Trust	206
1,600	Equity Lifestyle Properties, Inc.	109
1,400	Essex Property Trust, Inc.	208
1,900	Home Properties, Inc.	116
1,600	Mid-America Apartment Communities, Inc.	105
10,500	UDR, Inc.	261
		1,995
	Restaurants — 0.86%
25,700	Darden Restaurants, Inc.	1,433
80,700	McDonald's Corp.	7,404
		8,837
	Retail Real Estate Investment Trusts — 0.39%
5,800	CBL & Associates Properties, Inc.	124
9,318	DDR Corp.	143
2,600	Federal Realty Investment Trust	274
16,600	Kimco Realty Corp.	336
4,200	National Retail Properties, Inc.	128
5,500	Realty Income Corp.	225
4,000	Regency Centers Corp.	195
3,800	Retail Properties of America, Inc., Class - A	43
12,875	Simon Property Group, Inc.	1,955
3,600	Tanger Factory Outlet Centers, Inc.	116
5,400	The Macerich Co.	309
5,500	Weingarten Realty Investors	155
		4,003
	Security & Alarm Services — 0.06%
19,900	Corrections Corp. of America	666
	Semiconductor Equipment — 1.28%
1,039,393	Applied Materials, Inc.	11,605
33,100	KLA-Tencor Corp.	1,579
		13,184
	Semiconductors — 3.56%
59,900	Analog Devices, Inc.	2,348
33,100	Cypress Semiconductor Corp.	355

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors (continued)
501,365	Intel Corp.	$11,371
46,400	Linear Technology Corp.	1,478
94,800	Marvell Technology Group Ltd.	867
58,200	Maxim Integrated Products, Inc.	1,549
39,000	Microchip Technology, Inc.	1,277
322,650	Micron Technology, Inc. (a)	1,931
498,383	Texas Instruments, Inc.	13,730
52,800	Xilinx, Inc.	1,764
		36,670
	Soft Drinks — 1.83%
41,800	Dr. Pepper Snapple Group, Inc.	1,861
106,538	PepsiCo, Inc.	7,540
249,660	The Coca-Cola Co.	9,470
		18,871
	Specialized Consumer Services — 0.09%
54,200	H&R Block, Inc.	939
	Specialized Finance — 0.65%
93,780	CME Group, Inc.	5,374
7,300	Interactive Brokers Group, Inc., Class - A	102
50,900	NYSE Euronext	1,255
		6,731
	Specialized Real Estate Investment Trusts — 0.36%
17,700	HCP, Inc.	787
9,700	Health Care REIT, Inc.	560
5,600	Hospitality Properties Trust	133
6,600	Plum Creek Timber Co., Inc.	290
5,950	Public Storage	828
5,000	Rayonier, Inc.	245
7,300	Senior Housing Properties Trust	159
12,150	Ventas, Inc.	756
		3,758
	Specialty Chemicals — 0.66%
104,138	LyondellBasell Industries NV, Class - A	5,380
14,200	Rockwood Holdings, Inc.	661
25,500	RPM, Inc.	728
		6,769
	Specialty Stores — 0.16%
142,000	Staples, Inc.	1,636
	Steel — 0.43%
29,300	Cliffs Natural Resources, Inc.	1,147
23,664	Commercial Metals Co.	312
64,197	Nucor Corp.	2,456
45,613	Steel Dynamics, Inc.	512
		4,427
	Systems Software — 1.59%
71,000	CA, Inc.	1,829
487,702	Microsoft Corp.	14,524
		16,353
	Thrifts & Mortgage Finance — 0.39%
6,661	BankUnited, Inc.	164
30,300	Capitol Federal Financial, Inc.	362
68,100	First Niagara Financial Group, Inc.	551
104,800	Hudson City Bancorp, Inc.	834
87,500	New York Community Bancorp, Inc.	1,239
70,400	People's United Financial, Inc.	855
		4,005
	Tobacco — 2.84%
350,620	Altria Group, Inc.	11,707

62,800	Lorillard, Inc.	7,313
83,150	Philip Morris International, Inc.	7,479
65,167	Reynolds American, Inc.	2,824
		29,323
	Trading Companies & Distributors — 0.04%
9,500	GATX Corp.	403
	Trucking — 0.04%
10,400	Ryder System, Inc.	406
	Water Utilities — 0.04%
7,200	American Water Works Co., Inc.	267
6,300	Aqua America, Inc.	156
		423
	Wireless Telecommunication Services — 0.83%
299,125	Vodafone Group PLC - Sponsored ADR	8,524
	Total Common Stocks	1,012,741
	Time Deposit — 1.51%
$15,598	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/12	15,598
	Total Time Deposit	15,598
	Mutual Fund — 0.31%
3,200,326	Alliance Money Market Fund Prime Portfolio, 0.08% (b)	3,200
	Total Mutual Fund	3,200
	Total Investments
	(cost $947,562) — 100.06%	1,031,539
	Liabilities in excess of other assets — (0.06)%	(605)
	Net Assets — 100.00%	$1,030,934

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on September 30, 2012.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

The following table refects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	Alliance Bernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc. - Quality Yield	Total

Common Stocks	20.17%	20.05%	58.02%	98.24%
Time Deposit	0.76%	0.75%	-	1.51%
Mutual Fund	-	-	0.31%	0.31%
Other Assets (Liabilities)	0.03%	0.06%	-0.15%	-0.06%
Total Net Assets	20.96%	20.86%	58.18%	100.00%

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.44%
	Advertising — 0.15%
20,751	Omnicom Group, Inc.	$1,070
	Aerospace & Defense — 2.43%
4,580	Engility Holdings, Inc. (a)	84
24,669	General Dynamics Corp.	1,631
7,483	L-3 Communications Holdings, Inc.	537
32,727	Precision Castparts Corp.	5,346
11,167	Rockwell Collins, Inc.	599
26,048	The Boeing Co.	1,813
98,541	United Technologies Corp.	7,715
		17,725
	Air Freight & Logistics — 0.18%
12,586	C.H. Robinson Worldwide, Inc.	737
16,362	Expeditors International of Washington, Inc.	595
		1,332
	Apparel Retail — 1.37%
6,608	Abercrombie & Fitch Co., Class - A	224
9,456	Ascena Retail Group, Inc. (a)	203
5,095	Guess?, Inc.	130
122,428	Industria de Diseno Textil SA - Unsponsored ADR	3,056
17,106	Ross Stores, Inc.	1,105
111,862	The TJX Cos., Inc.	5,010
7,996	Urban Outfitters, Inc. (a)	300
		10,028
	Apparel, Accessories & Luxury Goods — 1.60%
25,775	Burberry Group PLC - Sponsored ADR	837
59,828	Coach, Inc.	3,351
4,107	Fossil, Inc. (a)	348
30,309	Lululemon Athletica, Inc. (a)	2,241
6,762	Michael Kors Holdings Ltd. (a)	360
20,896	Ralph Lauren Corp.	3,160
6,254	Under Armour, Inc., Class - A (a)	349
6,688	V.F. Corp.	1,066
		11,712
	Application Software — 1.90%
38,354	Adobe Systems, Inc. (a)	1,245
7,079	ANSYS, Inc. (a)	520
14,104	Citrix Systems, Inc. (a)	1,080
3,528	FactSet Research Systems, Inc.	340
48,501	Intuit, Inc.	2,856
17,160	Salesforce.com, Inc. (a)	2,620
69,610	SAP AG - Sponsored ADR	4,965
4,725	SolarWinds, Inc. (a)	263
		13,889
	Asset Management & Custody Banks — 1.36%
9,962	BlackRock, Inc., Class - A	1,776
7,023	Federated Investors, Inc., Class - B	145
10,816	Franklin Resources, Inc.	1,353
10,528	SEI Investments Co.	226
117,856	State Street Corp.	4,945
19,808	T. Rowe Price Group, Inc.	1,254
6,728	Waddell & Reed Financial, Inc., Class - A	221
		9,920
	Auto Parts & Equipment — 0.23%
21,101	BorgWarner, Inc. (a)	1,458
11,199	Gentex Corp.	191
		1,649
	Automotive Retail — 0.30%
5,488	Advance Auto Parts, Inc.	376
2,811	AutoZone, Inc. (a)	1,039
9,315	O'Reilly Automotive, Inc. (a)	779
		2,194
	Biotechnology — 1.67%
20,514	Alexion Pharmaceuticals, Inc. (a)	2,347
59,951	Amgen, Inc.	5,055
11,460	Biogen Idec, Inc. (a)	1,710
9,520	Gilead Sciences, Inc. (a)	632
43,600	Vertex Pharmaceuticals, Inc. (a)	2,439
		12,183
	Brewers — 0.47%
89,236	Companhia de Bebidas das Americas - Sponsored ADR	3,415
	Broadcasting — 0.05%
6,561	Scripps Networks Interactive., Class - A	402
	Communications Equipment — 3.25%
422,323	Cisco Systems, Inc.	8,062
6,012	F5 Networks, Inc. (a)	630
240,373	Qualcomm, Inc.	15,021
		23,713
	Computer & Electronics Retail — 0.05%
20,995	Best Buy Co., Inc.	361
	Computer Hardware — 5.91%
62,989	Apple, Inc.	42,030
114,259	Dell, Inc.	1,127
		43,157
	Computer Storage & Peripherals — 0.49%
127,006	EMC Corp. (a)	3,463
5,888	Lexmark International, Inc., Class - A	131
		3,594
	Construction & Engineering — 0.08%
8,706	AECOM Technology Corp. (a)	184
9,950	Jacobs Engineering Group, Inc. (a)	402
		586
	Construction & Farm Machinery & Heavy Trucks — 0.53%
63,350	Joy Global, Inc.	3,552
3,679	Wabtec Corp.	295
		3,847
	Consumer Electronics — 0.05%
8,479	Garmin Ltd.	354
	Consumer Finance — 0.92%
117,880	American Express Co.	6,703
	Data Processing & Outsourced Services — 4.07%
155,791	Automatic Data Processing, Inc.	9,139
9,538	Broadridge Financial Solutions, Inc.	222
3,680	FleetCor Technologies, Inc. (a)	165
5,988	Global Payments, Inc.	250
6,690	Jack Henry & Associates, Inc.	254
6,527	Lender Processing Services, Inc.	182
9,796	MasterCard, Inc., Class - A	4,423
5,140	NeuStar, Inc., Class - A (a)	206
24,929	Paychex, Inc.	830
12,511	Total System Services, Inc.	296
95,993	Visa, Inc., Class - A	12,890
47,889	Western Union Co.	872
		29,729
	Department Stores — 0.13%
18,791	Kohl's Corp.	962

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Distillers & Vintners — 0.10%
11,263	Brown-Forman Corp., Class - B	$735
	Distributors — 0.10%
11,913	Genuine Parts Co.	727
	Diversified Support Services — 0.08%
8,479	Cintas Corp.	352
7,804	Copart, Inc. (a)	216
		568
	Drug Retail — 0.97%
97,117	CVS Caremark Corp.	4,702
65,890	Walgreen Co.	2,401
		7,103
	Education Services — 0.04%
7,934	Apollo Group, Inc., Class - A (a)	231
1,901	ITT Educational Services, Inc. (a)	61
		292
	Electrical Components & Equipment — 0.91%
18,648	AMETEK, Inc.	661
12,178	Cooper Industries PLC	914
56,867	Emerson Electric Co.	2,745
4,528	Hubbell, Inc., Class - B	366
18,072	Roper Industries, Inc.	1,986
		6,672
	Electronic Components — 0.12%
12,488	Amphenol Corp., Class - A	735
3,887	Dolby Laboratories, Inc., Class - A (a)	128
		863
	Electronic Equipment & Instruments — 0.06%
11,962	FLIR Systems, Inc.	239
7,226	National Instruments Corp.	182
		421
	Environmental & Facilities Services — 0.13%
4,862	Rollins, Inc.	114
6,502	Stericycle, Inc. (a)	588
9,356	Waste Connections, Inc.	283
		985
	Fertilizers & Agricultural Chemicals — 1.45%
116,022	Monsanto Co.	10,560
	Food Distributors — 0.20%
45,905	Sysco Corp.	1,435
	Food Retail — 0.64%
2,130	The Fresh Market, Inc. (a)	128
46,539	Whole Foods Market, Inc.	4,533
		4,661
	Footwear — 0.80%
3,366	Deckers Outdoor Corp. (a)	123
59,969	NIKE, Inc., Class - B	5,692
		5,815
	General Merchandise Stores — 0.27%
17,677	Dollar Tree, Inc. (a)	853
16,431	Family Dollar Stores, Inc.	1,090
		1,943
	Health Care Distributors — 1.37%
19,428	AmerisourceBergen Corp.	752
109,868	Express Scripts Holding Co. (a)	6,886
7,043	Henry Schein, Inc. (a)	558
18,113	McKesson Corp.	1,558
7,263	Patterson Cos., Inc.	249
		10,003
	Health Care Equipment — 2.94%
42,334	Baxter International, Inc.	2,551
15,654	Becton, Dickinson & Co.	1,230
6,476	C.R. Bard, Inc.	678
37,507	Covidien PLC	2,229
8,841	Edwards Lifesciences Corp. (a)	949
4,289	IDEXX Laboratories, Inc. (a)	426
11,528	Intuitive Surgical, Inc. (a)	5,714
80,555	Medtronic, Inc.	3,473
10,880	ResMed, Inc.	440
24,204	St. Jude Medical, Inc.	1,020
24,060	Stryker Corp.	1,339
8,556	Varian Medical Systems, Inc. (a)	516
13,580	Zimmer Holdings, Inc.	918
		21,483
	Health Care Services — 0.23%
7,367	Laboratory Corp. of America Holdings (a)	681
3,804	MEDNAX, Inc. (a)	283
11,699	Quest Diagnostics, Inc.	742
		1,706
	Health Care Supplies — 0.06%
10,994	Dentsply International, Inc.	419
	Health Care Technology — 0.99%
92,885	Cerner Corp. (a)	7,190
	Home Improvement Retail — 0.98%
118,042	The Home Depot, Inc.	7,126
	Homefurnishing Retail — 0.18%
5,815	Aaron's, Inc.	162
17,950	Bed Bath & Beyond, Inc. (a)	1,131
		1,293
	Hotels, Resorts & Cruise Lines — 0.49%
62,030	Starwood Hotels & Resorts Worldwide, Inc.	3,595
	Household Products — 3.97%
10,602	Church & Dwight Co., Inc.	572
119,189	Colgate-Palmolive Co.	12,779
30,124	Kimberly-Clark Corp.	2,584
9,931	The Clorox Co.	716
177,762	The Procter & Gamble Co.	12,330
		28,981
	Human Resource & Employment Services — 0.03%
4,661	Towers Watson & Co., Class - A	247
	Hypermarkets & Super Centers — 2.22%
66,075	Costco Wholesale Corp.	6,616
129,887	Wal-Mart Stores, Inc.	9,585
		16,201
	Industrial Conglomerates — 0.69%
54,301	3M Co.	5,018
	Industrial Gases — 0.94%
65,777	Praxair, Inc.	6,833
	Industrial Machinery — 0.83%
45,229	Danaher Corp.	2,494
11,301	Donaldson Co., Inc.	392
6,440	IDEX Corp.	269
32,958	Illinois Tool Works, Inc.	1,960
8,817	Pall Corp.	560
14,654	Xylem, Inc.	369
		6,044

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance Brokers — 0.03%
8,967	Brown & Brown, Inc.	$234
	Integrated Oil & Gas — 4.00%
107,827	Chevron Corp.	12,568
157,064	Exxon Mobil Corp.	14,364
26,281	Occidental Petroleum Corp.	2,262
		29,194
	Internet Retail — 1.67%
38,563	Amazon.com, Inc. (a)	9,808
3,477	Priceline.com, Inc. (a)	2,151
6,313	TripAdvisor, Inc. (a)	208
		12,167
	Internet Software & Services — 6.80%
19,962	Baidu, Inc. - Sponsored ADR (a)	2,332
246,695	eBay, Inc. (a)	11,943
74,201	Facebook, Inc., Class - A (a)	1,606
36,687	Google, Inc., Class - A (a)	27,680
20,685	LinkedIn Corp., Class - A (a)	2,491
28,964	Rackspace Hosting, Inc. (a)	1,914
4,173	Splunk, Inc. (a)	153
41,013	Tencent Holdings Ltd. - ADR	1,390
7,189	Youku, Inc. - Sponsored ADR (a)	132
		49,641
	Investment Banking & Brokerage — 0.50%
19,397	Goldman Sachs Group, Inc.	2,205
88,409	Morgan Stanley	1,480
		3,685
	IT Consulting & Other Services — 3.23%
49,467	Accenture PLC, Class - A	3,464
24,002	Cognizant Technology Solutions Corp. (a)	1,678
79,054	International Business Machines Corp.	16,400
22,004	SAIC, Inc.	265
23,465	Teradata Corp. (a)	1,770
		23,577
	Leisure Products — 0.06%
4,994	Polaris Industries, Inc.	404
	Life & Health Insurance — 0.05%
7,586	Torchmark Corp.	390
	Life Sciences Tools & Services — 0.59%
32,140	Agilent Technologies, Inc.	1,236
4,259	Covance, Inc. (a)	199
2,405	Mettler-Toledo International, Inc. (a)	411
2,792	Techne Corp.	201
28,464	Thermo Electron Corp.	1,674
6,794	Waters Corp. (a)	566
		4,287
	Managed Health Care — 1.22%
12,642	Humana, Inc.	887
118,099	UnitedHealth Group, Inc.	6,544
25,819	WellPoint, Inc.	1,497
		8,928
	Marine — 0.04%
4,651	Kirby Corp. (a)	257
	Metal & Glass Containers — 0.04%
5,114	AptarGroup, Inc.	264
	Movies & Entertainment — 0.31%
42,906	The Walt Disney Co.	2,243
	Office Electronics — 0.02%
4,000	Zebra Technologies Corp., Class - A (a)	150
	Oil & Gas Equipment & Services — 2.58%
1,578	CARBO Ceramics, Inc.	99
18,654	FMC Technologies, Inc. (a)	864
143,988	National Oilwell Varco, Inc.	11,535
8,325	Oceaneering International, Inc.	460
80,751	Schlumberger Ltd.	5,841
		18,799
	Oil & Gas Exploration & Production — 0.31%
23,507	Concho Resources, Inc. (a)	2,227
	Oil & Gas Refining & Marketing — 0.03%
5,492	World Fuel Services Corp.	196
	Packaged Foods & Meats — 1.53%
267,589	DANONE SA - Sponsored ADR	3,278
9,576	Flowers Foods, Inc.	193
24,857	H.J. Heinz Co.	1,391
10,451	Hormel Foods Corp.	306
18,630	Kellogg Co.	962
10,200	McCormick & Co., Inc.	633
38,958	Mead Johnson Nutrition Co.	2,855
30,182	Mondelez International, Inc., Class - A	801
8,528	The J.M. Smucker Co.	736
		11,155
	Personal Products — 0.52%
4,383	Nu Skin Enterprises, Inc., Class - A	170
58,971	The Estee Lauder Cos., Inc., Class - A	3,631
		3,801
	Pharmaceuticals — 8.77%
121,133	Abbott Laboratories	8,305
48,377	Allergan, Inc.	4,430
58,037	Bristol-Myers Squibb Co.	1,959
78,762	Eli Lilly & Co.	3,734
20,332	Forest Laboratories, Inc. (a)	724
12,759	Hospira, Inc. (a)	419
167,281	Johnson & Johnson	11,527
224,602	Merck & Co., Inc.	10,129
223,679	Mylan, Inc. (a)	5,458
49,239	Novo Nordisk A/S - Sponsored ADR	7,770
59,943	Perrigo Co.	6,964
29,537	Shire PLC - Sponsored ADR	2,620
		64,039
	Publishing — 0.20%
4,002	John Wiley & Sons, Inc., Class - A	184
2,120	Morningstar, Inc.	133
21,468	The McGraw-Hill Cos., Inc.	1,172
		1,489
	Railroads — 0.34%
20,871	Union Pacific Corp.	2,477
	Regional Banks — 0.03%
4,129	Cullen/Frost Bankers, Inc.	237
	Research and Consulting Services — 0.13%
9,195	Equifax, Inc.	428
11,239	Versik Analytics, Inc., Class - A (a)	535
		963
	Restaurants — 4.54%
6,283	Chipotle Mexican Grill, Inc. (a)	1,995
9,884	Darden Restaurants, Inc.	551
49,460	Dunkin' Brands Group, Inc.	1,444
76,160	McDonald's Corp.	6,988
7,026	Panera Bread Co., Class - A (a)	1,200

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Restaurants (continued)
190,700	Starbucks Corp.	$9,678
169,969	YUM! Brands, Inc.	11,276
		33,132
	Semiconductors — 1.77%
25,089	Altera Corp.	853
39,653	ARM Holdings PLC - Sponsored ADR	1,109
41,171	Avago Technologies Ltd.	1,435
397,033	Intel Corp.	9,005
14,990	Microchip Technology, Inc.	491
		12,893
	Soft Drinks — 3.72%
11,026	Monster Beverage Corp. (a)	597
120,798	PepsiCo, Inc.	8,549
475,564	The Coca-Cola Co.	18,038
		27,184
	Specialized Finance — 0.13%
6,675	CBOE Holdings, Inc.	197
5,548	InterContinental Exchange, Inc. (a)	740
		937
	Specialized Real Estate Investment Trust — 0.42%
43,114	American Tower Corp.	3,078
	Specialty Chemicals — 1.40%
126,982	Ecolab, Inc.	8,230
6,228	International Flavors & Fragrances, Inc.	371
9,215	Sigma-Aldrich Corp.	663
6,611	The Sherwin-Williams Co.	984
		10,248
	Specialty Stores — 0.40%
7,241	Dick's Sporting Goods, Inc.	375
8,163	PetSmart, Inc.	563
6,559	Signet Jewelers Ltd.	320
53,986	Staples, Inc.	622
9,846	Tiffany & Co.	609
4,793	Ulta Salon, Cosmetics & Fragrance, Inc.	462
		2,951
	Systems Software — 2.86%
12,450	BMC Software, Inc. (a)	516
6,393	MICROS Systems, Inc. (a)	314
298,042	Oracle Corp.	9,385
132,310	Red Hat, Inc. (a)	7,534
32,322	VMware, Inc., Class - A (a)	3,127
		20,876
	Tobacco — 1.71%
10,034	Lorillard, Inc.	1,169
125,989	Philip Morris International, Inc.	11,331
		12,500
	Trading Companies & Distributors — 0.28%
21,324	Fastenal Co.	917
3,387	MSC Industrial Direct Co., Inc., Class - A	228
4,317	W.W. Grainger, Inc.	900
		2,045
	Trucking — 0.02%
3,571	Landstar System, Inc.	169
	Wireless Telecommunication Services — 0.21%
24,059	Crown Castle International Corp. (a)	1,542
	Total Common Stocks	725,803
	Time Deposit — 0.50%
$3,621	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/12	3,621
	Total Time Deposit	3,621
	Mutual Fund — 0.07%
550,900	Alliance Money Market Fund Prime Portfolio, 0.08% (b)	551
	Total Mutual Fund	551
	Total Investments
	(cost $536,377) — 100.01%	729,975
	Liabilities in excess of other assets — (0.01)%	(96)
	Net Assets — 100.00%	$729,879

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on September 30, 2012.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

The following table refects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates LLC	SSgA Funds Management, Inc. - Quality Yield	Sustainable Growth Advisers	Total

Common Stocks	21.23%	55.36%	22.85%	99.44%
Time Deposit	0.21%	-	0.29%	0.50%
Mutual Fund	-	0.07%	-	0.07%
Other Assets (Liabilities)	-0.10%	0.07%	0.02%	-0.01%
Total Net Assets	21.34%	55.50%	23.16%	100.00%

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 82.48%
	Advertising — 0.15%
31,843	Omnicom Group, Inc.	$1,642
	Aerospace & Defense — 2.10%
7,028	Engility Holdings, Inc. (a)	130
37,749	General Dynamics Corp.	2,496
11,483	L-3 Communications Holdings, Inc.	823
36,321	Precision Castparts Corp.	5,933
17,137	Rockwell Collins, Inc.	919
27,026	The Boeing Co.	1,882
135,536	United Technologies Corp.	10,611
		22,794
	Air Freight & Logistics — 0.19%
19,313	C.H. Robinson Worldwide, Inc.	1,131
25,108	Expeditors International of Washington, Inc.	913
		2,044
	Apparel Retail — 1.12%
10,140	Abercrombie & Fitch Co., Class - A	344
14,510	Ascena Retail Group, Inc. (a)	311
7,819	Guess?, Inc.	199
119,872	Industria de Diseno Textil SA - Unsponsored ADR	2,992
26,450	Ross Stores, Inc.	1,709
136,848	The TJX Cos., Inc.	6,129
12,270	Urban Outfitters, Inc. (a)	461
		12,145
	Apparel, Accessories & Luxury Goods — 1.21%
20,191	Burberry Group PLC - Sponsored ADR	655
69,177	Coach, Inc.	3,875
6,302	Fossil, Inc. (a)	534
27,169	Lululemon Athletica, Inc. (a)	2,009
10,376	Michael Kors Holdings Ltd. (a)	552
21,721	Ralph Lauren Corp.	3,285
9,560	Under Armour, Inc., Class - A (a)	534
10,264	V.F. Corp.	1,635
		13,079
	Application Software — 1.40%
58,796	Adobe Systems, Inc. (a)	1,909
10,863	ANSYS, Inc. (a)	797
21,843	Citrix Systems, Inc. (a)	1,673
5,414	FactSet Research Systems, Inc.	522
58,189	Intuit, Inc.	3,426
15,431	Salesforce.com, Inc. (a)	2,356
56,780	SAP AG - Sponsored ADR	4,050
7,251	SolarWinds, Inc. (a)	404
		15,137
	Asset Management & Custody Banks — 1.08%
15,291	BlackRock, Inc., Class - A	2,727
10,777	Federated Investors, Inc., Class - B	223
16,545	Franklin Resources, Inc.	2,069
16,157	SEI Investments Co.	347
98,123	State Street Corp.	4,117
30,443	T. Rowe Price Group, Inc.	1,927
10,324	Waddell & Reed Financial, Inc., Class - A	338
		11,748
	Auto Parts & Equipment — 0.15%
18,869	BorgWarner, Inc. (a)	1,304
17,186	Gentex Corp.	292
		1,596
	Automotive Retail — 0.31%
8,421	Advance Auto Parts, Inc.	576
4,313	AutoZone, Inc. (a)	1,595
14,294	O'Reilly Automotive, Inc. (a)	1,195
		3,366
	Biotechnology — 1.31%
18,442	Alexion Pharmaceuticals, Inc. (a)	2,110
92,192	Amgen, Inc.	7,774
10,381	Biogen Idec, Inc. (a)	1,549
8,626	Gilead Sciences, Inc. (a)	572
38,997	Vertex Pharmaceuticals, Inc. (a)	2,182
		14,187
	Brewers — 0.26%
72,790	Companhia de Bebidas das Americas - Sponsored ADR	2,786
	Broadcasting — 0.06%
10,068	Scripps Networks Interactive., Class - A	616
	Communications Equipment — 2.92%
648,011	Cisco Systems, Inc.	12,371
9,226	F5 Networks, Inc. (a)	966
293,599	Qualcomm, Inc.	18,347
		31,684
	Computer & Electronics Retail — 0.05%
32,218	Best Buy Co., Inc.	554
	Computer Hardware — 4.79%
75,190	Apple, Inc.	50,171
176,638	Dell, Inc.	1,742
		51,913
	Computer Storage & Peripherals — 0.30%
112,918	EMC Corp. (a)	3,079
9,035	Lexmark International, Inc., Class - A	201
		3,280
	Construction & Engineering — 0.08%
13,360	AECOM Technology Corp. (a)	283
15,269	Jacobs Engineering Group, Inc. (a)	617
		900
	Construction & Farm Machinery & Heavy Trucks — 0.31%
52,290	Joy Global, Inc.	2,932
5,645	Wabtec Corp.	453
		3,385
	Consumer Electronics — 0.05%
13,011	Garmin Ltd.	543
	Consumer Finance — 0.50%
96,082	American Express Co.	5,463
	Data Processing & Outsourced Services — 2.98%
153,852	Automatic Data Processing, Inc.	9,025
14,637	Broadridge Financial Solutions, Inc.	341
5,648	FleetCor Technologies, Inc. (a)	253
9,188	Global Payments, Inc.	384
10,267	Jack Henry & Associates, Inc.	389
10,016	Lender Processing Services, Inc.	279
8,784	MasterCard, Inc., Class - A	3,966
7,888	NeuStar, Inc., Class - A (a)	316
38,255	Paychex, Inc.	1,274
19,198	Total System Services, Inc.	455
106,137	Visa, Inc., Class - A	14,252
73,489	Western Union Co.	1,339
		32,273
	Department Stores — 0.14%
28,836	Kohl's Corp.	1,477

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Distillers & Vintners — 0.10%
17,286	Brown-Forman Corp., Class - B	$1,128
	Distributors — 0.10%
18,281	Genuine Parts Co.	1,116
	Diversified Support Services — 0.08%
13,011	Cintas Corp.	539
11,976	Copart, Inc. (a)	332
		871
	Drug Retail — 1.01%
149,372	CVS Caremark Corp.	7,233
101,105	Walgreen Co.	3,684
		10,917
	Education Services — 0.04%
12,175	Apollo Group, Inc., Class - A (a)	354
2,918	ITT Educational Services, Inc. (a)	94
		448
	Electrical Components & Equipment — 0.88%
28,617	AMETEK, Inc.	1,014
18,688	Cooper Industries PLC	1,403
87,258	Emerson Electric Co.	4,212
6,948	Hubbell, Inc., Class - B	561
21,910	Roper Industries, Inc.	2,408
		9,598
	Electronic Components — 0.12%
19,164	Amphenol Corp., Class - A	1,129
5,965	Dolby Laboratories, Inc., Class - A (a)	195
		1,324
	Electronic Equipment & Instruments — 0.06%
18,356	FLIR Systems, Inc.	367
11,088	National Instruments Corp.	279
		646
	Environmental & Facilities Services — 0.14%
7,461	Rollins, Inc.	175
9,978	Stericycle, Inc. (a)	903
14,358	Waste Connections, Inc.	434
		1,512
	Fertilizers & Agricultural Chemicals — 0.80%
95,837	Monsanto Co.	8,723
	Food Distributors — 0.20%
70,483	Sysco Corp.	2,204
	Food Retail — 0.47%
3,269	The Fresh Market, Inc. (a)	196
50,296	Whole Foods Market, Inc.	4,899
		5,095
	Footwear — 0.65%
5,114	Deckers Outdoor Corp. (a)	187
71,824	NIKE, Inc., Class - B	6,817
		7,004
	General Merchandise Stores — 0.24%
27,127	Dollar Tree, Inc. (a)	1,310
19,719	Family Dollar Stores, Inc.	1,307
		2,617
	Health Care Distributors — 1.24%
29,814	AmerisourceBergen Corp.	1,154
138,149	Express Scripts Holding Co. (a)	8,658
10,809	Henry Schein, Inc. (a)	857
27,843	McKesson Corp.	2,395
11,146	Patterson Cos., Inc.	382
		13,446
	Health Care Equipment — 2.76%
65,011	Baxter International, Inc.	3,917
24,221	Becton, Dickinson & Co.	1,903
9,938	C.R. Bard, Inc.	1,040
57,394	Covidien PLC	3,410
13,568	Edwards Lifesciences Corp. (a)	1,457
6,582	IDEXX Laboratories, Inc. (a)	654
11,574	Intuitive Surgical, Inc. (a)	5,736
123,702	Medtronic, Inc.	5,334
16,696	ResMed, Inc.	676
37,142	St. Jude Medical, Inc.	1,565
36,915	Stryker Corp.	2,055
13,129	Varian Medical Systems, Inc. (a)	792
20,839	Zimmer Holdings, Inc.	1,409
		29,948
	Health Care Services — 0.24%
11,304	Laboratory Corp. of America Holdings (a)	1,045
5,838	MEDNAX, Inc. (a)	435
17,953	Quest Diagnostics, Inc.	1,139
		2,619
	Health Care Supplies — 0.06%
16,872	Dentsply International, Inc.	644
	Health Care Technology — 0.60%
83,522	Cerner Corp. (a)	6,465
	Home Improvement Retail — 1.01%
181,122	The Home Depot, Inc.	10,934
	Homefurnishing Retail — 0.18%
8,923	Aaron's, Inc.	248
27,592	Bed Bath & Beyond, Inc. (a)	1,738
		1,986
	Hotels, Resorts & Cruise Lines — 0.26%
49,010	Starwood Hotels & Resorts Worldwide, Inc.	2,841
	Household Products — 3.51%
16,269	Church & Dwight Co., Inc.	878
122,699	Colgate-Palmolive Co.	13,156
46,374	Kimberly-Clark Corp.	3,978
15,240	The Clorox Co.	1,098
272,759	The Procter & Gamble Co.	18,919
		38,029
	Human Resource & Employment Services — 0.03%
7,153	Towers Watson & Co., Class - A	379
	Hypermarkets & Super Centers — 2.09%
79,960	Costco Wholesale Corp.	8,006
199,299	Wal-Mart Stores, Inc.	14,708
		22,714
	Industrial Conglomerates — 0.71%
83,267	3M Co.	7,696
	Industrial Gases — 0.72%
74,922	Praxair, Inc.	7,783
	Industrial Machinery — 0.85%
69,453	Danaher Corp.	3,830
17,341	Donaldson Co., Inc.	602
9,883	IDEX Corp.	413
50,439	Illinois Tool Works, Inc.	3,000
13,530	Pall Corp.	859
22,488	Xylem, Inc.	565
		9,269

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance Brokers — 0.03%
13,761	Brown & Brown, Inc.	$359
	Integrated Oil & Gas — 4.00%
165,399	Chevron Corp.	19,279
241,050	Exxon Mobil Corp.	22,044
23,536	Occidental Petroleum Corp.	2,025
		43,348
	Internet Retail — 0.98%
32,863	Amazon.com, Inc. (a)	8,358
3,109	Priceline.com, Inc. (a)	1,923
9,687	TripAdvisor, Inc. (a)	319
		10,600
	Internet Software & Services — 5.16%
17,753	Baidu, Inc. - Sponsored ADR (a)	2,074
253,166	eBay, Inc. (a)	12,256
87,573	Facebook, Inc., Class - A (a)	1,896
44,992	Google, Inc., Class - A (a)	33,946
18,469	LinkedIn Corp., Class - A (a)	2,224
31,247	Rackspace Hosting, Inc. (a)	2,065
3,774	Splunk, Inc. (a)	138
36,618	Tencent Holdings Ltd. - ADR	1,241
9,014	Youku, Inc. - Sponsored ADR (a)	166
		56,006
	Investment Banking & Brokerage — 0.30%
17,347	Goldman Sachs Group, Inc.	1,972
79,167	Morgan Stanley	1,325
		3,297
	IT Consulting & Other Services — 3.03%
75,849	Accenture PLC, Class - A	5,312
36,725	Cognizant Technology Solutions Corp. (a)	2,568
107,789	International Business Machines Corp.	22,361
33,766	SAIC, Inc.	406
28,821	Teradata Corp. (a)	2,173
		32,820
	Leisure Products — 0.06%
7,663	Polaris Industries, Inc.	620
	Life & Health Insurance — 0.06%
11,642	Torchmark Corp.	598
	Life Sciences Tools & Services — 0.60%
46,369	Agilent Technologies, Inc.	1,783
6,536	Covance, Inc. (a)	305
3,690	Mettler-Toledo International, Inc. (a)	630
4,284	Techne Corp.	308
43,672	Thermo Electron Corp.	2,569
10,425	Waters Corp. (a)	869
		6,464
	Managed Health Care — 1.15%
19,400	Humana, Inc.	1,361
158,564	UnitedHealth Group, Inc.	8,786
39,613	WellPoint, Inc.	2,298
		12,445
	Marine — 0.04%
7,100	Kirby Corp. (a)	392
	Metal & Glass Containers — 0.04%
7,848	AptarGroup, Inc.	406
	Movies & Entertainment — 0.19%
39,881	The Walt Disney Co.	2,085
	Office Electronics — 0.02%
6,138	Zebra Technologies Corp., Class - A (a)	230
	Oil & Gas Equipment & Services — 1.67%
2,419	CARBO Ceramics, Inc.	152
28,626	FMC Technologies, Inc. (a)	1,326
143,105	National Oilwell Varco, Inc.	11,464
12,775	Oceaneering International, Inc.	706
62,024	Schlumberger Ltd.	4,486
		18,134
	Oil & Gas Exploration & Production — 0.19%
21,224	Concho Resources, Inc. (a)	2,011
	Oil & Gas Refining & Marketing — 0.03%
8,427	World Fuel Services Corp.	300
	Packaged Foods & Meats — 1.22%
216,748	DANONE SA - Sponsored ADR	2,655
14,589	Flowers Foods, Inc.	294
38,137	H.J. Heinz Co.	2,134
16,038	Hormel Foods Corp.	469
28,588	Kellogg Co.	1,477
15,652	McCormick & Co., Inc.	971
45,341	Mead Johnson Nutrition Co.	3,323
27,286	Mondelez International, Inc., Class - A	724
13,086	The J.M. Smucker Co.	1,130
		13,177
	Personal Products — 0.39%
6,726	Nu Skin Enterprises, Inc., Class - A	261
64,378	The Estee Lauder Cos., Inc., Class - A	3,964
		4,225
	Pharmaceuticals — 7.32%
185,864	Abbott Laboratories	12,743
58,427	Allergan, Inc.	5,351
52,607	Bristol-Myers Squibb Co.	1,775
120,852	Eli Lilly & Co.	5,730
31,200	Forest Laboratories, Inc. (a)	1,111
19,579	Hospira, Inc. (a)	643
256,675	Johnson & Johnson	17,687
344,731	Merck & Co., Inc.	15,547
176,485	Mylan, Inc. (a)	4,306
41,039	Novo Nordisk A/S - Sponsored ADR	6,476
48,462	Perrigo Co.	5,630
26,399	Shire PLC - Sponsored ADR	2,342
		79,341
	Publishing — 0.21%
5,587	John Wiley & Sons, Inc., Class - A	257
3,300	Morningstar, Inc.	207
32,944	The McGraw-Hill Cos., Inc.	1,798
		2,262
	Railroads — 0.20%
18,621	Union Pacific Corp.	2,210
	Regional Banks — 0.03%
6,337	Cullen/Frost Bankers, Inc.	364
	Research and Consulting Services — 0.14%
14,110	Equifax, Inc.	657
17,246	Versik Analytics, Inc., Class - A (a)	821
		1,478
	Restaurants — 3.41%
5,612	Chipotle Mexican Grill, Inc. (a)	1,782
15,168	Darden Restaurants, Inc.	846
44,781	Dunkin' Brands Group, Inc.	1,307
116,859	McDonald's Corp.	10,722
7,707	Panera Bread Co., Class - A (a)	1,317

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Restaurants (continued)
196,794	Starbucks Corp.	$9,987
166,320	YUM! Brands, Inc.	11,034
		36,995
	Semiconductors — 1.68%
38,500	Altera Corp.	1,308
35,828	ARM Holdings PLC - Sponsored ADR	1,003
37,943	Avago Technologies Ltd.	1,323
609,308	Intel Corp.	13,819
23,004	Microchip Technology, Inc.	753
		18,206
	Soft Drinks — 3.39%
16,921	Monster Beverage Corp. (a)	916
185,351	PepsiCo, Inc.	13,117
599,410	The Coca-Cola Co.	22,736
		36,769
	Specialized Finance — 0.13%
10,243	CBOE Holdings, Inc.	301
8,514	InterContinental Exchange, Inc. (a)	1,136
		1,437
	Specialized Real Estate Investment Trust — 0.26%
39,045	American Tower Corp.	2,787
	Specialty Chemicals — 0.99%
118,666	Ecolab, Inc.	7,691
9,557	International Flavors & Fragrances, Inc.	569
14,141	Sigma-Aldrich Corp.	1,018
10,145	The Sherwin-Williams Co.	1,511
		10,789
	Specialty Stores — 0.42%
11,111	Dick's Sporting Goods, Inc.	576
12,527	PetSmart, Inc.	864
10,065	Signet Jewelers Ltd.	491
82,844	Staples, Inc.	955
15,110	Tiffany & Co.	935
7,355	Ulta Salon, Cosmetics & Fragrance, Inc.	708
		4,529
	Systems Software — 2.32%
19,106	BMC Software, Inc. (a)	793
9,811	MICROS Systems, Inc. (a)	482
457,315	Oracle Corp.	14,401
110,090	Red Hat, Inc. (a)	6,268
33,326	VMware, Inc., Class - A (a)	3,224
		25,168
	Tobacco — 1.77%
15,398	Lorillard, Inc.	1,793
193,317	Philip Morris International, Inc.	17,387
		19,180
	Trading Companies & Distributors — 0.29%
32,722	Fastenal Co.	1,407
5,198	MSC Industrial Direct Co., Inc., Class - A	351
6,625	W.W. Grainger, Inc.	1,380
		3,138
	Trucking — 0.02%
5,481	Landstar System, Inc.	259
	Wireless Telecommunication Services — 0.13%
21,731	Crown Castle International Corp. (a)	1,393
	Total Common Stocks	894,390
	Corporate Bonds — 0.64%
	Automobiles — 0.17%
$1,700	Daimler Finance North America LLC, 6.50%, 11/15/13	1,810
	Consumer Finance — 0.06%
700	SLM Corp., Series A, MTN, 0.75%, 1/27/14 (b)	680
	Diversified Financial Services — 0.13%
50	Bank of America Corp., MTN, 7.38%, 5/15/14	55
200	Goldman Sachs Group, Inc., 0.96%, 1/12/15 (b)	196
500	Goldman Sachs Group, Inc., 3.70%, 8/1/15	528
200	Goldman Sachs Group, Inc., 0.82%, 3/22/16 (b)	192
400	JPMorgan Chase Bank NA, 6.00%, 10/1/17	473
		1,444
	Health Care Providers & Services — 0.07%
740	Fresenius Medical Care Holdings, Inc., 1.59%, 3/31/13 (b)	740
	Insurance — 0.01%
100	American International Group, Inc., 3.75%, 11/30/13	101
	Oil, Gas & Consumable Fuels — 0.02%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	119
100	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100.00	106
		225
	Thrifts & Mortgage Finance — 0.18%
1,900	SSIF Nevada LP, 1.17%, 4/14/14 (b)	1,908
	Total Corporate Bonds	6,908
	Asset Backed Securities — 0.20%
503	Asset Backed Funding Certificates, Series 2004-0PT5, Class A1, 0.57%, 6/25/34 (b)	398
265	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.30%, 5/25/37 (b)	212
218	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.31%, 6/25/47 (b)	212
71	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.32%, 5/25/36 (b)	70
147	Harvest CLO, Series IX, Class A1, 0.94%, 3/29/17 (b)	188
255	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.28%, 5/25/37 (b)	191
205	SLM Student Loan Trust, Series 2005-4, Class A2, 0.53%, 4/26/21 (b)	205
590	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	663
39	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	45
	Total Asset Backed Securities	2,184

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations — 2.86%
$520	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.56%, 10/25/34 (b)	$520
16	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.16%, 9/25/45 (b)	15
120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	136
20	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 3.00%, 2/25/36 (b)	16
66	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 5.66%, 2/25/33 (b)	66
38	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 2.90%, 2/25/33 (b)	35
684	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.76%, 8/25/33 (b)	698
645	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 3.11%, 9/25/34 (b)	572
618	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 1A1, 3.00%, 10/25/34 (b)	513
36	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.40%, 11/25/34 (b)	36
21	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.57%, 3/25/35 (b)	21
604	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 3.08%, 3/25/35 (b)	606
966	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 2.97%, 9/25/34 (b)	815
360	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A1A, 2.60%, 5/25/35 (b)	348
961	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.68%, 8/25/35 (b)	958
101	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.34%, 9/25/35 (b)	97
171	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 1.99%, 9/25/35 (b)	170
130	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/33	135
933	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.43%, 5/25/35 (b)	644
33	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.50%, 2/25/37 (b)	21
374	Countrywide Alternative Loan Trust, Series 2006-0A6, 1A2, 0.43%, 7/25/46 (b)	270
28	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 2.90%, 2/25/37 (b)(c)	22
36	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.41%, 9/25/46 (b)	24
30	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.43%, 7/20/46 (b)(c)	14
82	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.51%, 4/25/35 (b)	57
831	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.45%, 5/25/35 (b)	643
589	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 2.81%, 2/20/36 (b)	500
60	CS First Boston Mortgage Securities Corp., Series 2004-7, Class 1A1, 5.00%, 11/25/34	60
166	Fannie Mae Whole Loan, 6.00%, 7/25/44	185
466	Fannie Mae, Series 2006-82, Class F, 0.79%, 9/25/36 (b)	469
188	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.54%, 2/25/34 (b)	186
10	Freddie Mac, Series 2395, Class FT, 0.67%, 12/15/31 (b)	10
475	Freddie Mac, Series 3174, Class FM, 0.46%, 5/15/36 (b)	476
12	Freddie Mac, Series 3346, Class FA, 0.45%, 2/15/19 (b)	12
1,038	Freddie Mac, Series 3616, Class FG, 0.87%, 3/15/32 (b)	1,050
67	Government National Mortgage Association, Series 2000-14, Class F, 0.87%, 2/16/30 (b)	68
3,865	Government National Mortgage Association, Series 2005-16, Class FA, 0.47%, 2/20/35 (b)	3,878
3,835	Government National Mortgage Association, Series 2005-3, Class FC, 0.47%, 1/16/35 (b)	3,846
1,020	Government National Mortgage Association, Series 2008-6, Class FA, 0.71%, 2/20/38 (b)	1,028
1,632	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, 0.44%, 6/25/45 (b)	1,259
366	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.65%, 9/25/35 (b)	367
905	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.44%, 5/19/35 (b)	664
297	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 1.99%, 10/25/35 (b)	287
120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	142
744	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.80%, 10/25/35 (b)	596
2,224	Residential Accredit Loans, Inc., Series 2005-Q01, Class A1, 0.52%, 8/25/35 (b)	1,585
1,421	Structured Asset Securities Corp., Series 2003-40A, Class 3A2, 2.71%, 1/25/34 (b)	1,401
1,820	WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 0.51%, 10/25/45 (b)	1,647
540	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.53%, 1/25/45 (b)	516
621	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.45%, 4/25/45 (b)	577

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$238	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.68%, 12/25/33 (b)	$244
323	Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1, 2.62%, 1/25/35 (b)	322
573	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.65%, 10/25/35 (b)	556
185	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.61%, 3/25/35 (b)	183
1,474	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.62%, 3/25/36 (b)	1,407
	Total Collateralized Mortgage Obligations	30,973
	Certificates of Deposit — 0.40%
1,700	Banco do Brasil New York, 0.00%, 3/26/13	1,695
700	Intesa Sanpaolo New York, 2.38%, 12/21/12	692
2,000	Itau Unibanco New York, 0.00%, 3/26/13	1,985
	Total Certificates of Deposit	4,372
	Global Bonds — 0.75%
	Mexico — 0.23%
22,300	Mexican Bonos Desarr Fixed Rate, Series M 20, 10.00%, 12/5/24 (b)(d)	2,437
	United Kingdom — 0.38%
100	U.K. Treasury, 3.75%, 9/7/21 (d)	193
2,000	U.K. Treasury, 4.00%, 3/7/22 (d)	3,930
		4,123
	United States — 0.14%
900	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23	1,158
100	Goldman Sachs Group, Inc., 0.69%, 5/18/15 (b)	124
100	JPMorgan Chase Bank NA, 0.88%, 5/31/17, Callable 10/29/12 @ 100.00 (b)	122
100	JPMorgan Chase Bank NA, 4.38%, 11/30/21, Callable 11/14/16 @ 100.00 (b)	126
		1,530
	Total Global Bonds	8,090
	Municipal Bonds — 0.09%
	California — 0.07%
700	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	722
	Washington — 0.02%
200	Port of Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	238
	Total Municipal Bonds	960
	U.S. Government Agency Mortgages — 0.13%
318	Fannie Mae, Pool #735591, 2.35%, 10/1/35 (b)	336
18	Fannie Mae, Pool #796295, 4.50%, 12/1/34	20
11	Fannie Mae, Pool #889414, 6.00%, 11/1/37	13
328	Fannie Mae, Pool #AC3286, 4.00%, 10/1/24	351
283	Fannie Mae, Pool #AC7210, 4.00%, 11/1/24	302
383	Fannie Mae, Pool #AE0218, 4.50%, 8/1/40	415
14	Fannie Mae, Pool #AH3151, 4.50%, 3/1/41	15
	Total U.S. Government Agency Mortgages	1,452
	U.S. Treasury Obligations — 6.98%
5,600	U.S. Treasury Bills, 0.14%, 2/21/13 (e)	5,597
4,781	U.S. Treasury Bills, 0.20%, 3/7/13 (e)	4,778
3,400	U.S. Treasury Bills, 0.14%, 3/14/13 (e)	3,398
16,700	U.S. Treasury Bills, 0.14%, 3/28/13 (e)	16,689
200	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	330
100	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/27	157
700	U.S. Treasury Inflation Index Note, 1.25%, 7/15/20	879
100	U.S. Treasury Inflation Index Note, 1.13%, 1/15/21	124
300	U.S. Treasury Inflation Index Note, 0.63%, 7/15/21	349
8,900	U.S. Treasury Note, 0.25%, 8/31/14	8,902
3,600	U.S. Treasury Note, 1.00%, 8/31/19	3,591
12,200	U.S. Treasury Note, 1.75%, 5/15/22	12,372
16,200	U.S. Treasury Note, 1.63%, 8/15/22	16,182
200	U.S. Treasury Inflation Index Bond, 2.00%, 1/15/26	303
1,100	U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28	1,558
300	U.S. Treasury Inflation Index Bond, 2.50%, 1/15/29	458
	Total U.S. Treasury Obligations	75,667
	Yankee Dollars — 0.60%
	Aerospace & Defense — 0.01%
96	Waha Aerospace BV, 3.93%, 7/28/20	103
	Airlines — 0.02%
200	Doric Nimrod Air 2012-1A, 5.13%, 11/30/24	208
	Commercial Banks — 0.45%
500	Banco Bradesco SA, 2.54%, 5/16/14 (b)	503
1,000	Banco Votorantim, 5.25%, 2/11/16	1,060
1,100	DNB Bank ASA, 3.20%, 4/3/17	1,149
200	Export-Import Bank of Korea, 5.88%, 1/14/15	220
200	Export-Import Bank of Korea, 4.13%, 9/9/15	215
200	Export-Import Bank of Korea, 5.13%, 6/29/20	234
200	Export-Import Bank of Korea, 5.00%, 4/11/22	235
1,300	Nordea Bank AB, 1.37%, 1/14/14 (b)	1,307
		4,923
	Oil, Gas & Consumable Fuels — 0.03%
300	TNK-BP Finance SA, Series 6, MTN, 7.88%, 3/13/18	363
	Sovereign — 0.09%
500	Republic of Korea, 5.75%, 4/16/14	536
300	Republic of Korea, 7.13%, 4/16/19	390
		926
	Total Yankee Dollars	6,523

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 0.48%
$5,249	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/12	$5,249
	Total Time Deposit	5,249
	Mutual Funds — 0.72%
848,819	Alliance Money Market Fund Prime Portfolio, 0.08% (f)	849
6,949,051	SSgA U.S. Government Money Market, 0.00% (f)	6,949
	Total Mutual Funds	7,798
	Put Options Purchased — 0.01%
180	Put Option on Interest Rate Swap, with Goldman Sachs International, Expiring on 1/15/13 at $4, based on the U.S. Dollar 25-Year Interest index, at 3.75% *	21
350	Put Option on Interest Rate Swap, with Royal Bank of Scotland, PLC, Expiring on 1/15/13 at $4, based on the U.S. Dollar 25-Year Interest index, at 3.75% *	42
131	S&P 500 Index Future
	Expiring December, 2012 at $525	1
69	S&P 500 Index Future
	Expiring December, 2012 at $550	1
	Total Put Options Purchased (Cost $221)	65
	Repurchase Agreements — 3.29%
18,500	BNP Paribas, 0.30%, 10/1/12, (Purchased on 9/28 /12, proceeds at maturity $18,500,463 collateralized by U.S. Government Agency Security, 3.50%, 9/20/42 fair value $19,114,503)	18,500
5,500	Citigroup Global Markets, Inc., 0.28%, 10/1/12, (Purchased on 9/28/12, proceeds at maturity $5,500,128 collateralized by U.S. Government Agency Security, 0.79%, 4/24/15 fair value $5,616,914)	5,500
11,700	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.22%, 10/1/12, (Purchased on 9/28/12, proceeds at maturity $11,700,214 collateralized by U.S. Treasury Note, 0.88%, 2/28/17 fair value $11,931,662)	11,700
	Total Repurchase Agreements	35,700
	Total Investments
	(cost $897,156) — 99.63%	1,080,331
	Other assets in excess of liabilities — 0.37%	4,029
	Net Assets — 100.00%	$1,084,360

*	Security was fair valued on September 30, 2012, and represents a Level 2 security. Refer to Note 2 in notes to portfolio of investments.
(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2012.
(c)	Issuer has defaulted on the payment of interest. The security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio.
(d)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(e)	Rate disclosed represents effective yield at purchase.
(f)	The rate disclosed is the rate in effect on September 30, 2012.

ADR — American Depositary Receipt
MTN — Medium Term Note
TBA — Security is subject to delayed delivery.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

The following table refects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates LLC	SSgA Funds Management, Inc. - Quality Yield	Sustainable Growth Advisers	PIMCO	Total

Common Stocks	12.93%	57.18%	12.37%	-	82.48%
Corporate Bonds	-	-	-	0.64%	0.64%
Asset Backed Securities	-	-	-	0.20%	0.20%
Collateralized Mortgage Obligations	-	-	-	2.86%	2.86%
Certificates of Deposit	-	-	-	0.40%	0.40%
Global Bonds	-	-	-	0.75%	0.75%
Municipal Bonds	-	-	-	0.09%	0.09%
U.S. Government Agency Mortgages	-	-	-	0.13%	0.13%
U.S. Treasury Obligations	-	-	-	6.98%	6.98%
Yankee Dollars	-	-	-	0.60%	0.60%
Time Deposit	0.16%	-	0.32%	-	0.48%
Mutual Funds	-	0.08%	-	0.64%	0.72%
Put Options Purchased	-	-	-	0.01%	0.01%
Repurchase Areements	-	-	-	3.29%	3.29%
Other Assets (Liabilities)	-0.07%	0.05%	-0.01%	0.40%	0.37%
Total Net Assets	13.02%	57.31%	12.68%	16.99%	100.00%

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2012.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
293	S&P 500 E-Mini Future	$21,011	12/24/12	$10
457	S&P 500 Future	163,857	12/21/12	448
	Net Unrealized Appreciation/(Depreciation)			$458

^Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
24,842	Brazilian Real	HSBC	10/2/12	$12	$12	$-
363,000	British Pound Sterling	Royal Bank of Canada	12/12/12	588	586	(2)
10,400,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,600	1,586	(14)
11,520,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,800	1,757	(43)
3,857,750	Chinese Renminbi	JPMorgan Chase	4/7/16	650	589	(61)
12,485,660	Chinese Renminbi	Deutsche Bank	4/7/16	1,957	1,905	(52)
3,293,140	Indian Rupee	HSBC	10/3/12	59	62	3
7,780	Malaysian Ringgit	HSBC	10/16/12	2	3	1
967,863	Mexican Peso	JPMorgan Chase	12/3/12	72	75	3
136,640	Mexican Peso	Deutsche Bank	12/3/12	10	10	-
	Total Currencies Purchased			$6,750	$6,585	$(165)

	Currencies Sold
3,765,000	Australian Dollar	Bank of America	10/11/12	$3,883	$3,900	$(17)
24,842	Brazilian Real	Morgan Stanley	10/2/12	12	12	-
24,842	Brazilian Real	HSBC	12/4/12	12	12	-
3,581,000	British Pound Sterling	BNP Paribas	12/12/12	5,694	5,780	(86)
1,321,000	Canadian Dollar	Deutsche Bank	12/20/12	1,354	1,342	12
13,164,450	Chinese Renminbi	Deutsche Bank	2/1/13	2,041	2,074	(33)
23,265,863	Chinese Renminbi	JPMorgan Chase	2/1/13	3,652	3,665	(13)
1,717,000	Euro	HSBC	12/17/12	2,165	2,208	(43)
1,728,000	Euro	Citibank	12/17/12	2,214	2,222	(8)
3,455,000	Euro	HSBC	12/17/12	4,437	4,443	(6)
102,000	Euro	Royal Bank of Scotland	12/17/12	132	131	1
3,293,140	Indian Rupee	HSBC	10/3/12	56	62	(6)
125,323,000	Japanese Yen	Barclays Bank	12/10/12	1,599	1,607	(8)
28,929,785	Mexican Peso	HSBC	12/3/12	2,136	2,233	(97)
8,871	Singapore Dollar	Royal Bank of Scotland	10/22/12	7	7	-
171,915	Taiwan Dollar	Barclays Bank	11/30/12	6	6	-
	Total Currencies Sold			$29,400	$29,704	$(304)
	Net Unrealized Appreciation/(Depreciation)					$(469)

Amounts designated as “-” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(1,320)	Put Option on Interest Rate Swap, with Royal Bank of Scotland PLC, based on the U.S. Dollar 5-Year Interest	$4	$(182)	$(23)	1/15/13	$159
(680)	Put Option on Interest Rate Swap, with Goldman Sachs International, based on the U.S. Dollar 5-Year Interest	4	(84)	(12)	1/15/13	72
	Total		$(266)	$(35)		$231

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

Interest Rate SWAP Agreements^

	Notional Amount (000)	Swap Premiums Received/ (Paid) (000)	Value (000)	Expiration Date	Fixed Rate	Pay/ Receive Floating Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	7,800 (CAD)	$45	$-	6/15/22	3.00%	Receive	$(45)
Interest Rate Swap Agreement with Deutsche Bank, based on the London Interbank Offer Rate Index	$1,300	(7)	-	3/15/23	4.00%	Receive	7
Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., based on the London Interbank Offer Rate Index	$7,800	52	-	12/19/22	1.75%	Pay	(52)
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	$1,400	8	-	12/19/42	2.50%	Pay	(8)
Interest Rate Swap Agreement with Goldman Sachs, based on the London Interbank Offer Rate Index	$5,300	1	8	7/10/16	0.78%	Receive	7
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	1,900 (AUD)	(126)	171	6/15/22	4.75%	Receive	297
Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., based on the Brazil Cetip Interbank Deposit Rate Index	1,400 (BRL)	10	34	1/2/15	10.61%	Receive	24
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	$11,900	1	-	6/20/32	2.75%	Receive	(1)
Interest Rate Swap Agreement with Credit Suisse, based on the London Interbank Offer Rate Index	$5,800	-	-	6/20/42	2.75%	Receive	-
Interest Rate Swap Agreement with Citibank, NA, based on the London Interbank Offer Rate Index	2,400 (AUD)	(45)	409	12/15/21	5.75%	Receive	454
Interest Rate Swap Agreement with JPMorgan Chase Bank, NA, based on the London Interbank Offer Rate Index	7,500 (AUD)	(59)	677	6/15/22	4.75%	Receive	736
Interest Rate Swap Agreement with Citibank, NA, based on the London Interbank Offer Rate Index	2,300 (AUD)	(25)	208	6/15/22	4.75%	Receive	233
Interest Rate Swap Agreement with Deutsche Bank, based on the London Interbank Offer Rate Index	100 (AUD)	(1)	9	6/15/22	4.75%	Receive	10
Interest Rate Swap Agreement with HSBC Bank, based on the Brazil Cetip Interbank Deposit Rate Index	18,000 (BRL)	19	354	1/2/15	10.14%	Receive	335
Interest Rate Swap Agreement with Deutsche Bank, based on the Brazil Cetip Interbank Deposit Rate Index	5,800 (BRL)	2	114	1/2/15	10.14%	Receive	112
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	10,900 (BRL)	-	213	1/2/15	10.12%	Receive	213
		$(125)	$2,197				$2,322

^Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “-” are $0 or have been rounded to $0.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.04%
	Advertising — 0.58%
700	National CineMedia, Inc.	$11
99,677	Harte-Hanks, Inc.	691
400	ReachLocal, Inc. (a)	5
400	MDC Partners, Inc., Class - A	5
1,000	Arbitron, Inc.	38
		750
	Aerospace & Defense — 2.72%
300	Sypris Solutions, Inc.	2
14,465	Engility Holdings, Inc. (a)	267
950	DigitalGlobe, Inc. (a)	19
1,472	National Presto Industries, Inc.	107
5,493	Moog, Inc., Class - A (a)	208
1,700	GenCorp, Inc. (a)	16
6,618	GeoEye, Inc. (a)	175
1,950	HEICO Corp.	76
3,600	Hexcel Corp. (a)	87
300	The KEYW Holding Corp. (a)	4
21,370	Orbital Sciences Corp. (a)	311
10,829	Huntington Ingalls Industries, Inc. (a)	455
4,085	Ceradyne, Inc.	100
2,062	Alliant Techsystems, Inc.	103
7,934	AAR Corp.	130
10,415	Exelis, Inc.	108
400	Aerovironment, Inc. (a)	9
2,437	Cubic Corp.	122
18,894	Curtiss-Wright Corp.	618
60	American Science & Engineering, Inc.	4
200	CPI Aerostructures, Inc. (a)	2
1,800	TASER International, Inc. (a)	11
456	Teledyne Technologies, Inc. (a)	29
4,534	Triumph Group, Inc.	284
4,186	Esterline Technologies Corp. (a)	235
400	Astronics Corp. (a)	12
		3,494
	Agricultural Products — 0.11%
300	Limoneira Co.	6
7,566	Darling International, Inc. (a)	138
100	Alico, Inc.	3
		147
	Air Freight & Logistics — 0.50%
7,347	Hub Group, Inc., Class - A (a)	218
100	Pacer International, Inc. (a)	—
300	Park-Ohio Holdings Corp. (a)	7
12,030	UTI Worldwide, Inc.	162
20,350	Air Transport Services Group, Inc. (a)	90
600	XPO Logistics, Inc. (a)	7
1,100	Forward Air Corp.	33
2,476	Atlas Air Worldwide Holdings, Inc. (a)	128
		645
	Airlines — 1.25%
16,320	Hawaiian Holdings, Inc. (a)	91
38,528	JetBlue Airways Corp. (a)	184
1,000	Republic Airways Holdings, Inc. (a)	5
1,500	Spirit Airlines, Inc. (a)	26
8,759	Alaska Air Group, Inc. (a)	307
533	Allegiant Travel Co. (a)	34
12,500	US Airways Group, Inc. (a)	131
42,740	United Continental Holdings, Inc. (a)	833
		1,611
	Airport Services — 0.00%
200	Wesco Aircraft Holdings, Inc. (a)	3
	Alternative Carriers — 0.23%
300	Iridium Communications, Inc. (a)	2
25,303	Premiere Global Services, Inc. (a)	237
2,500	8x8, Inc. (a)	16
1,100	inContact, Inc. (a)	7
1,800	Towerstream Corp. (a)	7
600	Boingo Wireless, Inc. (a)	5
600	Lumos Networks Corp.	5
400	MagicJack VocalTec Ltd. (a)	10
		289
	Aluminum — 0.01%
1,200	Noranda Aluminum Holding Corp.	8
	Apparel Retail — 1.52%
200	Destination Maternity Corp.	4
700	New York & Co., Inc. (a)	3
900	Genesco, Inc. (a)	60
1,500	Hot Topic, Inc.	13
900	Jos. A. Bank Clothiers, Inc. (a)	44
3,768	The Buckle, Inc.	171
800	Zumiez, Inc. (a)	22
38,335	Aeropostale, Inc. (a)	519
600	Body Central Corp. (a)	6
3,700	Rue21, Inc. (a)	115
4,835	Shoe Carnival, Inc.	114
1,300	Francesca's Holdings Corp. (a)	40
13,271	Stein Mart, Inc. (a)	113
2,200	Collective Brands, Inc. (a)	48
400	The Men's Wearhouse, Inc.	14
300	Tilly's, Inc., Class - A Shares (a)	5
13,468	Chico's FAS, Inc.	244
300	The Children's Place Retail Stores, Inc. (a)	18
1,800	Ann, Inc. (a)	68
3,200	Express, Inc. (a)	47
700	The Finish Line, Inc., Class - A	16
29,259	Casual Male Retail Group, Inc. (a)	135
4,500	The Cato Corp., Class - A	134
		1,953
	Apparel, Accessories & Luxury Goods — 1.27%
4,619	G-III Apparel Group Ltd. (a)	166
58,858	The Jones Group, Inc.	758
3,200	Vera Bradley, Inc. (a)	76
500	Oxford Industries, Inc.	28
1,300	The Warnaco Group, Inc. (a)	67
6,000	Maidenform Brands, Inc. (a)	123
4,290	Hanesbrands, Inc. (a)	137
200	Fifth & Pacific Cos., Inc. (a)	3
300	Cherokee, Inc.	4
900	True Religion Apparel, Inc.	19
4,542	Under Armour, Inc., Class - A (a)	254
		1,635
	Application Software — 2.21%
200	Exa Corp. (a)	2
1,300	NetScout Systems, Inc. (a)	33
200	Digimarc Corp.	5
1,300	Monotype Imaging Holdings, Inc.	20
600	Guidance Software, Inc. (a)	7
2,123	Informatica Corp. (a)	74
3,927	JDA Software Group, Inc. (a)	125
1,000	Kenexa Corp. (a)	46
1,500	VirnetX Holding Corp. (a)	38
15,479	Parametric Technology Corp. (a)	337

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Application Software (continued)
600	Pegasystems, Inc.	$17
700	Manhattan Associates, Inc. (a)	40
800	PROS Holdings, Inc. (a)	15
207	QAD, Inc., Class - A	3
3,100	QLIK Technologies, Inc. (a)	70
2,000	Quest Software, Inc. (a)	56
1,300	RealPage, Inc. (a)	29
1,200	Callidus Software, Inc. (a)	6
300	SS&C Technologies Holdings, Inc. (a)	8
800	Verint Systems, Inc. (a)	22
900	Ellie Mae, Inc. (a)	25
2,840	SolarWinds, Inc. (a)	158
500	Interactive Intelligence Group (a)	15
1,100	Tangoe, Inc. (a)	15
900	Deltek, Inc. (a)	12
11,262	Compuware Corp. (a)	112
6,030	Advent Software, Inc. (a)	148
1,400	ACI Worldwide, Inc. (a)	59
1,700	Actuate Corp. (a)	12
700	Guidewire Software, Inc. (a)	22
600	Jive Software, Inc. (a)	9
900	American Software, Inc., Class - A	7
8,576	Mentor Graphics Corp. (a)	133
400	Bottomline Technologies, Inc. (a)	10
1,000	BroadSoft, Inc. (a)	41
3,662	Fair Isaac Corp.	162
1,000	Synchronoss Technologies, Inc. (a)	23
3,682	TIBCO Software, Inc. (a)	111
23,211	TiVo, Inc. (a)	242
1,100	Tyler Technologies, Inc. (a)	48
963	The Ultimate Software Group, Inc. (a)	98
100	EPIQ Systems, Inc.	1
5,892	Ebix, Inc.	139
3,115	ePlus, Inc. (a)	122
1,600	Blackbaud, Inc.	38
3,200	Aspen Technology, Inc. (a)	83
304	MicroStrategy, Inc., Class - A (a)	41
		2,839
	Asset Management & Custody Banks — 0.65%
100	Diamond Hill Investment Group, Inc.	8
200	GAMCO Investors, Inc., Class - A	10
125	Virtus Investment Partners, Inc. (a)	11
8,568	Waddell & Reed Financial, Inc., Class - A	281
200	Westwood Holdings Group, Inc.	8
9,009	Calamos Asset Management, Inc., Class - A	105
4,485	Main Street Capital Corp.	132
300	Pzena Investment Management, Inc., Class - A	1
100	ICG Group, Inc. (a)	1
700	Cohen & Steers, Inc.	21
2,100	WisdomTree Investments, Inc. (a)	14
17,550	Fifth Street Finance Corp.	193
1,700	Financial Engines, Inc. (a)	40
600	Epoch Holding Corp.	14
		839
	Auto Parts & Equipment — 0.55%
1,000	Gentherm, Inc. (a)	12
15,539	Modine Manufacturing Co. (a)	115
908	Dorman Products, Inc. (a)	29
300	Drew Industries, Inc. (a)	9
7,394	Standard Motor Products, Inc.	136
9,463	Federal-Mogul Corp. (a)	87
550	Dana Holding Corp.	7
3,800	Tenneco, Inc. (a)	106
200	Tower International, Inc. (a)	1
100	Fuel Systems Solutions, Inc. (a)	2
3,328	Autoliv, Inc.	206
		710
	Automobile Manufacturers — 0.25%
300	Winnebago Industries, Inc. (a)	4
8,900	Thor Industries, Inc.	323
		327
	Automotive Retail — 0.29%
1,100	Monro Muffler Brake, Inc.	39
2,240	Group 1 Automotive, Inc.	135
400	Penske Automotive Group, Inc.	12
7,603	Sonic Automotive, Inc., Class - A	144
300	America's Car-Mart, Inc. (a)	14
900	Asbury Automotive Group, Inc. (a)	25
		369
	Biotechnology — 2.37%
300	Durata Therapeutics, Inc. (a)	3
100	Tesaro, Inc. (a)	1
700	Momenta Pharmaceuticals, Inc. (a)	10
2,400	Neurocrine Biosciences, Inc. (a)	19
3,800	Novavax, Inc. (a)	8
600	Genomic Health, Inc. (a)	21
3,200	Halozyme Therapeutics, Inc. (a)	24
3,000	Idenix Pharmaceuticals, Inc. (a)	14
2,400	ImmunoGen, Inc. (a)	35
2,700	Immunomedics, Inc. (a)	9
900	Infinity Pharmaceuticals, Inc. (a)	21
10,500	InterMune, Inc. (a)	94
2,700	Ironwood Pharmaceuticals, Inc. (a)	35
3,600	Isis Pharmaceuticals, Inc. (a)	51
2,800	Keryx Biopharmaceuticals, Inc. (a)	8
2,800	Lexicon Pharmaceuticals, Inc. (a)	6
616	Ligand Pharmaceuticals, Inc., Class - B (a)	11
1,200	Vanda Pharmaceuticals, Inc. (a)	5
3,000	Vical, Inc. (a)	13
800	Omeros Corp. (a)	8
3,700	Opko Health, Inc. (a)	15
2,200	Orexigen Therapeutics, Inc. (a)	13
700	Osiris Therapeutics, Inc. (a)	8
19,506	PDL BioPharma, Inc.	150
2,000	Pharmacyclics, Inc. (a)	129
2,200	ZIOPHARM Oncology, Inc. (a)	12
4,100	MannKind Corp. (a)	12
1,100	Progenics Pharmaceuticals, Inc. (a)	3
2,100	Achillion Pharmaceuticals, Inc. (a)	22
900	Amicus Therapeutics, Inc. (a)	5
400	Anacor Pharmaceuticals, Inc. (a)	3
1,000	DUSA Pharmaceuticals, Inc. (a)	7
900	GTx, Inc. (a)	4
2,100	Rigel Pharmaceuticals, Inc. (a)	22
600	OncoGenex Pharmaceutical, Inc. (a)	8
2,100	Oncothyreon, Inc. (a)	11
1,700	Sangamo BioSciences, Inc. (a)	10
2,100	Celldex Therapeutics, Inc. (a)	13
8,670	Cepheid, Inc. (a)	299
2,100	NPS Pharmaceuticals, Inc. (a)	19
28,095	Nanosphere, Inc. (a)	93
16,460	SciClone Pharmaceuticals, Inc. (a)	91
3,400	Seattle Genetics, Inc. (a)	92
1,300	SIGA Technologies, Inc. (a)	4

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
1,200	Sunesis Pharmaceuticals, Inc. (a)	$7
900	Trius Therapeutics, Inc. (a)	5
1,400	Zogenix, Inc. (a)	4
8,768	Spectrum Pharmaceuticals, Inc. (a)	103
49,533	Astex Pharmaceuticals, Inc. (a)	152
4,400	Alkermes PLC (a)	91
500	Horizon Pharma, Inc. (a)	2
500	Clovis Oncology, Inc. (a)	10
600	AMAG Pharmaceuticals, Inc. (a)	11
7,073	Myriad Genetics, Inc. (a)	191
1,400	Acorda Therapeutics, Inc. (a)	36
2,052	United Therapeutics Corp. (a)	115
1,300	Affymax, Inc. (a)	27
500	NewLink Genetics Corp. (a)	8
4,887	Cubist Pharmaceuticals, Inc. (a)	233
2,200	Curis, Inc. (a)	9
1,900	Cytori Therapeutics, Inc. (a)	8
1,700	Alnylam Pharmaceuticals, Inc. (a)	32
200	ChemoCentryx, Inc. (a)	2
200	Verastem, Inc. (a)	2
16,662	Maxygen, Inc.	44
500	Agenus, Inc. (a)	2
500	Coronado Biosciences, Inc. (a)	3
5,500	Dendreon Corp. (a)	27
1,600	Discovery Laboratories, Inc. (a)	5
2,200	XOMA Corp. (a)	8
1,200	Synta Pharmaceuticals Corp. (a)	9
2,200	Theravance, Inc. (a)	57
200	Transcept Pharmaceuticals, Inc. (a)	1
7,062	Emergent BioSolutions, Inc. (a)	100
3,600	Dyax Corp. (a)	9
5,500	Dynavax Technologies Corp. (a)	26
2,300	Exact Sciences Corp. (a)	25
1,800	BioCryst Pharmaceuticals, Inc. (a)	8
1,754	BioMarin Pharmaceutical, Inc. (a)	71
900	BioTime, Inc. (a)	4
200	BioSpecifics Technologies Corp. (a)	4
7,000	Arena Pharmaceuticals, Inc. (a)	58
2,200	ArQule, Inc. (a)	11
3,200	Array BioPharma, Inc. (a)	19
1,257	Aveo Phamaceuticals, Inc. (a)	13
1,000	Repligen Corp. (a)	6
400	Synageva BioPharma Corp. (a)	21
1,500	Synergy Pharmaceuticals, Inc. (a)	7
1,600	Threshold Pharmaceuticals, Inc. (a)	12
1,500	ImmunoCellular Therapeutics Ltd. (a)	4
600	Merrimack Pharmaceuticals, Inc. (a)	6
		3,049
	Brewers — 0.03%
200	Craft Brew Alliance, Inc. (a)	1
282	The Boston Beer Co., Inc., Class - A (a)	32
		33
	Broadcasting — 0.01%
1,100	Belo Corp., Class - A	9
100	Sinclair Broadcast Group, Inc., Class - A	1
		10
	Building Products — 2.13%
65,747	Griffon Corp.	677
5,273	Universal Forest Products, Inc.	219
1,700	Builders FirstSource, Inc. (a)	9
2,700	USG Corp. (a)	59
200	Simpson Manufacturing Co., Inc.	6
4,598	A.O. Smith Corp.	265
7,040	Lennox International, Inc.	341
31,554	Fortune Brands Home & Security, Inc. (a)	852
650	AAON, Inc.	13
600	Ameresco, Inc., Class - A (a)	7
3,430	Trex Co., Inc. (a)	117
7,640	Apogee Enterprises, Inc.	150
300	Nortek, Inc. (a)	16
200	Patrick Industries, Inc. (a)	3
		2,734
	Casinos & Gaming — 0.35%
11,300	Monarch Casino & Resort, Inc. (a)	98
9,058	WMS Industries, Inc. (a)	148
200	Pinnacle Entertainment, Inc. (a)	3
1,000	Multimedia Games Holding Co., Inc. (a)	16
300	Scientific Games Corp., Class - A (a)	3
2,000	Shuffle Master, Inc. (a)	32
1,200	Caesars Entertainment Corp. (a)	8
1,100	Ameristar Casinos, Inc.	20
1,936	Churchill Downs, Inc.	121
800	MTR Gaming Group, Inc. (a)	3
		452
	Catalog Retail — 0.05%
1,400	HSN, Inc.	69
	Coal & Consumable Fuels — 0.20%
13,421	Hallador Energy Co.	112
1,500	Uranium Energy Corp. (a)	4
1,200	Solazyme, Inc. (a)	14
2,600	Uranerz Energy Corp. (a)	4
1,000	KiOR, Inc., Class - A (a)	9
6,157	Cloud Peak Energy, Inc. (a)	111
		254
	Commercial Printing — 0.23%
1,200	InnerWorkings, Inc. (a)	16
5,365	Deluxe Corp.	164
6,785	Ennis, Inc.	111
		291
	Commodity Chemicals — 0.39%
800	Georgia Gulf Corp.	29
300	Hawkins, Inc.	12
800	Koppers Holdings, Inc.	28
1,993	Westlake Chemical Corp.	146
900	Zagg, Inc. (a)	8
1,700	Calgon Carbon Corp. (a)	24
700	Arabian American Development Co. (a)	7
300	TPC Group, Inc. (a)	12
8,014	Methanex Corp.	229
		495
	Communications Equipment — 1.35%
600	NETGEAR, Inc. (a)	23
10,970	Globecomm Systems, Inc. (a)	122
1,500	Ixia (a)	24
3,500	Infinera Corp. (a)	19
1,648	InterDigital, Inc.	61
500	KVH Industries, Inc. (a)	7
379	Loral Space & Communications, Inc.	27
1,344	ViaSat, Inc. (a)	50
7,614	Oplink Communications, Inc. (a)	126
500	Plantronics, Inc.	18
10,130	Polycom, Inc. (a)	100

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
546	Calix, Inc. (a)	$3
8,304	Riverbed Technology, Inc. (a)	193
400	NumereX Corp., Class - A (a)	5
700	Procera Networks, Inc. (a)	16
1,900	ShoreTel, Inc. (a)	8
43,289	Westell Technologies, Inc., Class - A (a)	93
700	Sonus Networks, Inc. (a)	1
5,395	ADTRAN, Inc.	93
400	Ubiquiti Networks, Inc. (a)	5
400	Aware, Inc.	3
1,100	CalAmp Corp. (a)	9
7,900	Comverse Technology, Inc. (a)	49
2,700	Ciena Corp. (a)	37
4,572	Anaren, Inc. (a)	91
3,400	Extreme Networks, Inc. (a)	11
3,625	Black Box Corp.	92
13,008	Arris Group, Inc. (a)	166
11,728	Aruba Networks, Inc. (a)	264
400	Telular Corp.	4
700	ORBCOMM, Inc. (a)	3
2,800	ParkerVision, Inc. (a)	7
		1,730
	Computer & Electronics Retail — 0.70%
9,123	hhgregg, Inc. (a)	63
13,002	Rent-A-Center, Inc.	456
5,375	REX American Resources Corp. (a)	97
26,302	RadioShack Corp.	63
8,806	Systemax, Inc. (a)	104
5,678	GameStop Corp., Class - A	119
		902
	Computer Hardware — 0.06%
100	Silicon Graphics International Corp. (a)	1
800	Stratasys, Inc. (a)	44
1,300	Cray, Inc. (a)	16
1,000	Super Micro Computer, Inc. (a)	12
		73
	Computer Storage & Peripherals — 0.43%
1,000	Immersion Corp. (a)	5
300	Intermec, Inc. (a)	2
6,218	Western Digital Corp.	241
3,910	Lexmark International, Inc., Class - A	87
8,463	QLogic Corp. (a)	97
600	Datalink Corp. (a)	5
4,850	Synaptics, Inc. (a)	116
100	Electronics for Imaging, Inc. (a)	2
		555
	Construction & Engineering — 1.56%
3,977	Michael Baker Corp. (a)	95
300	Great Lakes Dredge & Dock Co.	2
1,866	Jacobs Engineering Group, Inc. (a)	75
32,581	Pike Electric Corp. (a)	259
6,173	Foster Wheeler AG (a)	148
8,637	Primoris Services Corp.	113
11,237	Quanta Services, Inc. (a)	277
13,750	McDermott International, Inc. (a)	168
8,627	MasTec, Inc. (a)	170
10,154	Sterling Construction Co., Inc. (a)	101
200	Aegion Corp. (a)	4
6,316	AECOM Technology Corp. (a)	134
400	MYR Group, Inc. (a)	8
37,945	Tutor Perini Corp. (a)	434
1,100	Dycom Industries, Inc. (a)	16
		2,004
	Construction & Farm Machinery & Heavy Trucks — 1.15%
4,119	Navistar International Corp. (a)	87
454	Lindsay Corp.	33
2,885	WABCO Holdings, Inc. (a)	166
40,920	Wabash National Corp. (a)	292
2,793	Westport Innovations, Inc. (a)	78
400	Sauer-Danfoss, Inc.	16
858	NACCO Industries, Inc., Class - A	108
5,120	Oshkosh Corp. (a)	141
1,000	Commercial Vehicle Group, Inc. (a)	7
3,296	Alamo Group, Inc.	111
2,744	CNH Global NV - NYS (a)	106
4,306	Trinity Industries, Inc.	129
6,378	Miller Industries, Inc.	102
200	Federal Signal Corp. (a)	1
1,500	Titan International, Inc.	27
18,610	Meritor, Inc. (a)	79
		1,483
	Construction Materials — 0.32%
2,200	Headwaters, Inc. (a)	14
100	United States Lime & Minerals, Inc. (a)	5
8,540	Eagle Materials, Inc.	395
		414
	Consumer Electronics — 0.27%
4,208	Harman International Industries, Inc.	194
8,296	Universal Electronics, Inc. (a)	146
600	Skullcandy, Inc. (a)	8
		348
	Consumer Finance — 0.55%
4,527	Nelnet, Inc., Class - A	107
1,100	Netspend Holdings, Inc. (a)	11
1,941	World Acceptance Corp. (a)	131
1,200	DFC Global Corp. (a)	21
8,200	Green Dot Corp., Class - A (a)	100
278	Credit Acceptance Corp. (a)	24
6,491	EZCORP, Inc., Class - A (a)	149
1,000	First Cash Financial Services, Inc. (a)	46
200	Regional Management Corp. (a)	3
2,818	Cash America International, Inc.	109
		701
	Data Processing & Outsourced Services — 1.43%
16,474	Global Cash Access Holdings, Inc. (a)	133
1,934	Global Payments, Inc.	81
1,400	Heartland Payment Systems, Inc.	44
5,316	Jack Henry & Associates, Inc.	201
6,709	CSG Systems International, Inc. (a)	151
3,660	VeriFone Systems, Inc. (a)	102
1,387	Wright Express Corp. (a)	97
6,989	Convergys Corp.	110
187	MoneyGram International, Inc. (a)	3
5,610	CoreLogic, Inc. (a)	149
1,853	DST Systems, Inc.	105
4,862	Broadridge Financial Solutions, Inc.	113
500	Echo Global Logistics, Inc. (a)	9
1,550	Cardtronics, Inc. (a)	46
3,612	Syntel, Inc.	225
900	TNS, Inc. (a)	13
6,415	TeleTech Holdings, Inc. (a)	109
800	Exlservice Holdings, Inc. (a)	24

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services (continued)
2,955	Cass Information Systems, Inc.	$124
800	Innodata Isogen, Inc. (a)	3
		1,842
	Department Stores — 0.09%
1,586	Dillard's, Inc., Class - A	115
	Distributors — 0.12%
1,700	Pool Corp.	71
11,285	VOXX International Corp. (a)	84
100	Core-Mark Holding Co., Inc.	5
		160
	Diversified Banks — 0.08%
4,815	Banco Latinoamericano de Comercio Exterior SA, Class - E	106
	Diversified Capital Markets — 0.01%
1,000	HFF, Inc., Class - A (a)	15
	Diversified Chemicals — 0.89%
400	LSB Industries, Inc. (a)	18
13,221	Cabot Corp.	483
6,950	Olin Corp.	151
8,782	FMC Corp.	486
		1,138
	Diversified Metals & Mining — 0.17%
400	General Moly, Inc. (a)	1
150	Globe Specialty Metals, Inc.	2
10,600	Horsehead Holding Corp. (a)	99
2,106	RTI International Metals, Inc. (a)	50
100	Materion Corp.	2
1,800	SunCoke Energy, Inc. (a)	29
900	AMCOL International Corp.	31
400	US Silica Holdings, Inc. (a)	6
2,000	United States Antimony Corp. (a)	4
		224
	Diversified Real Estate Activities — 0.24%
5,926	Alexander & Baldwin, Inc. (a)	175
4,394	Coresite Realty Corp.	118
500	Tejon Ranch Co. (a)	15
		308
	Diversified Real Estate Investment Trusts — 0.55%
800	Washington Real Estate Investment Trust	22
2,051	PS Business Parks, Inc.	137
8,323	Winthrop Realty Trust, Inc.	90
24,588	CapLease, Inc.	127
4,710	Colonial Properties Trust	99
13,392	Cousins Properties, Inc.	106
40,644	Gramercy Capital Corp. (a)	122
40	Gyrodyne Co. of America, Inc. (a)	4
		707
	Diversified Support Services — 0.31%
200	Performant Financial Corp. (a)	2
2,400	Healthcare Services Group, Inc.	55
3,500	Higher One Holdings, Inc. (a)	47
3,151	Ritchie Bros. Auctioneers, Inc.	61
200	Intersections, Inc.	2
800	PRGX Global, Inc. (a)	7
200	TMS International Corp., Class - A (a)	2
400	Comfort Systems USA, Inc.	4
500	McGrath Rentcorp	13
3,084	UniFirst Corp.	206
300	EnerNOC, Inc. (a)	4
		403
	Drug Retail — 0.00%
1,800	Rite Aid Corp. (a)	2
	Education Services — 0.88%
1,450	Grand Canyon Education, Inc. (a)	34
19,913	K12, Inc. (a)	402
16,400	Lincoln Educational Services Corp.	69
500	Universal Technical Institute, Inc.	7
3,456	Capella Education Co. (a)	121
300	National American University Holdings, Inc.	1
423	Strayer Education, Inc.	27
14,453	DeVry, Inc.	329
1,679	ITT Educational Services, Inc. (a)	54
700	American Public Education, Inc. (a)	26
5,415	Bridgepoint Education, Inc. (a)	55
		1,125
	Electric Utilities — 0.87%
3,840	Avista Corp.	99
2,387	IDACORP, Inc.	103
2,066	ITC Holdings Corp.	156
2,389	Cleco Corp.	100
100	Otter Tail Corp.	2
3,912	Portland General Electric Co.	106
2,407	ALLETE, Inc.	101
2,579	UNS Energy Corp.	108
7,145	El Paso Electric Co.	245
4,830	The Empire District Electric Co.	104
		1,124
	Electrical Components & Equipment — 2.23%
11,952	Belden, Inc.	441
400	Generac Holdings, Inc.	9
9,625	GrafTech International Ltd. (a)	87
2,175	Hubbell, Inc., Class - B	176
200	Vicor Corp. (a)	1
2,500	Woodward, Inc.	85
100	Powell Industries, Inc. (a)	4
1,801	Preformed Line Products Co.	98
500	Thermon Group Holdings, Inc. (a)	13
8,543	Chase Corp.	157
1,511	Acuity Brands, Inc.	96
300	Coleman Cable, Inc.	3
29,525	Brady Corp., Class - A	865
437	Analogic Corp.	34
600	Anixter International, Inc.	34
1,600	II-VI, Inc. (a)	30
800	Franklin Electric Co., Inc.	48
1,600	FuelCell Energy, Inc. (a)	1
5,824	Encore Wire Corp.	170
14,514	EnerSys (a)	512
		2,864
	Electronic Components — 1.07%
1,400	Universal Display Corp. (a)	48
3,982	Littelfuse, Inc.	225
13,513	Rogers Corp. (a)	573
9,726	AVX Corp.	93
2,447	Dolby Laboratories, Inc., Class - A (a)	80
1,300	InvenSense, Inc. (a)	16
11,225	Vishay Intertechnology, Inc. (a)	110

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Components (continued)
10,013	DTS, Inc. (a)	$233
		1,378
	Electronic Equipment & Instruments — 0.48%
5,984	National Instruments Corp.	151
8,569	Newport Corp. (a)	95
1,800	Itron, Inc. (a)	78
600	MTS Systems Corp.	32
5,549	Rofin-Sinar Technologies, Inc. (a)	109
700	OSI Systems, Inc. (a)	54
1,600	Cognex Corp.	55
246	Coherent, Inc. (a)	11
300	Daktronics, Inc.	3
600	FARO Technologies, Inc. (a)	25
100	TESSCO Technologies, Inc.	2
100	Mesa Laboratories, Inc.	5
		620
	Electronic Manufacturing Services — 0.75%
4,349	Multi-Fineline Electronix, Inc. (a)	98
2,352	IPG Photonics Corp. (a)	135
8,147	Jabil Circuit, Inc.	153
4,308	Plexus Corp. (a)	130
100	Zygo Corp. (a)	2
32,021	Flextronics International Ltd. (a)	192
900	Maxwell Technologies, Inc. (a)	7
500	Measurement Specialties, Inc. (a)	17
800	Echelon Corp. (a)	3
11,387	TTM Technologies, Inc. (a)	107
2,506	Trimble Navigation Ltd. (a)	119
800	Neonode, Inc. (a)	3
		966
	Environmental & Facilities Services — 0.38%
200	CECO Environmental Corp.	2
400	US Ecology, Inc.	9
3,579	Republic Services, Inc., Class - A	99
200	Heritage-Crystal Clean, Inc. (a)	4
700	TRC Cos., Inc. (a)	5
500	Standard Parking Corp. (a)	11
3,144	Clean Harbors, Inc. (a)	154
700	Acorn Energy, Inc.	6
700	Team, Inc. (a)	22
1,900	Tetra Tech, Inc. (a)	50
700	EnergySolutions, Inc. (a)	2
100	Casella Waste Systems, Inc., Class - A (a)	—
46,804	Metalico, Inc. (a)	120
		484
	Fertilizers & Agricultural Chemicals — 0.03%
1,000	American Vanguard Corp.	35
	Food Distributors — 0.23%
1,740	United Natural Foods, Inc. (a)	102
4,908	Nash Finch Co.	100
5,725	Spartan Stores, Inc.	88
400	Chefs' Warehouse Holdings LLC (a)	6
		296
	Food Retail — 0.36%
100	Natural Grocers by Vitamin Cottage, Inc. (a)	2
6,542	Ingles Markets, Inc., Class - A	107
100	The Pantry, Inc. (a)	1
700	Roundy's, Inc.	4
200	Harris Teeter Supermarkets, Inc.	8
2,401	The Andersons, Inc.	90
200	Susser Holdings Corp. (a)	7
2,361	The Fresh Market, Inc. (a)	142
50	Arden Group, Inc., Class - A	5
5,800	SUPERVALU, Inc.	14
1,359	Casey's General Stores, Inc.	78
		458
	Footwear — 0.92%
7,970	R.G. Barry Corp.	117
6,027	Iconix Brand Group, Inc. (a)	110
5,484	Wolverine World Wide, Inc.	243
18,058	Skechers USA, Inc., Class - A (a)	368
5,918	Deckers Outdoor Corp. (a)	217
3,200	Crocs, Inc. (a)	52
800	Tumi Holdings, Inc. (a)	19
1,387	Steven Madden Ltd. (a)	61
		1,187
	Forest Products — 0.02%
389	Deltic Timber Corp.	25
	Gas Utilities — 0.49%
2,533	The Laclede Group, Inc.	109
200	Piedmont Natural Gas Co., Inc.	6
246	South Jersey Industries, Inc.	13
2,278	Southwest Gas Corp.	101
2,295	Chesapeake Utilities Corp.	109
9,145	UGI Corp.	290
		628
	General Merchandise Stores — 0.28%
4,388	Dollar Tree, Inc. (a)	212
300	Gordmans Stores, Inc. (a)	6
9,585	Fred's, Inc., Class - A	136
		354
	Gold — 0.17%
4,900	Midway Gold Corp. (a)	8
4,170	Agnico-Eagle Mines Ltd.	216
		224
	Health Care Distributors — 0.75%
17,018	Owens & Minor, Inc.	509
1,800	PSS World Medical, Inc. (a)	41
9,298	PharMerica Corp. (a)	118
2,826	MWI Veterinary Supply, Inc. (a)	301
		969
	Health Care Equipment — 2.07%
300	Globus Medical, Inc., Class - A (a)	5
600	Natus Medical, Inc. (a)	8
29,777	DexCom, Inc. (a)	448
2,200	Hansen Medical, Inc. (a)	4
500	HeartWare International, Inc. (a)	47
4,298	Hill-Rom Holdings, Inc.	125
25,064	Insulet Corp. (a)	541
400	Integra LifeSciences Holdings Corp. (a)	16
6,872	Invacare Corp.	97
500	IRIS International, Inc. (a)	10
1,900	Volcano Corp. (a)	54
100	Young Innovations, Inc.	4
9,810	MAKO Surgical Corp. (a)	171
800	Cantel Medical Corp.	22
18,254	Syneron Medical Ltd. (a)	178
600	Orthofix International NV (a)	27
600	AtriCure, Inc. (a)	4
500	Cardiovascular Systems, Inc. (a)	6
600	Rockwell Medical Technologies, Inc. (a)	5

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment (continued)
400	NuVasive, Inc. (a)	$9
1,800	NxStage Medical, Inc. (a)	24
3,097	Sirona Dental Systems, Inc. (a)	176
400	Tornier NV (a)	8
1,800	Masimo Corp. (a)	43
1,500	STERIS Corp.	53
800	Abaxis, Inc. (a)	29
1,200	ABIOMED, Inc. (a)	25
2,615	Accuray, Inc. (a)	18
200	Zeltiq Aesthetics, Inc. (a)	1
1,100	Conceptus, Inc. (a)	22
3,600	Navidea Biopharmaceuticals, Inc. (a)	10
20,028	CryoLife, Inc.	135
1,000	Cyberonics, Inc. (a)	52
1,000	EnteroMedics, Inc. (a)	4
4,690	Greatbatch, Inc. (a)	114
100	SurModics, Inc. (a)	2
13,400	Symmetry Medical, Inc. (a)	133
100	Exactech, Inc. (a)	2
800	ArthroCare Corp. (a)	26
400	PhotoMedex, Inc. (a)	6
		2,664
	Health Care Facilities — 1.68%
2,231	National Healthcare Corp.	107
7,361	HealthSouth Corp. (a)	177
10,011	LifePoint Hospitals, Inc. (a)	428
30,035	VCA Antech, Inc. (a)	593
900	Capital Senior Living Corp. (a)	13
10,074	Select Medical Holdings Corp. (a)	113
700	Skilled Healthcare Group, Inc., Class - A (a)	5
1,000	Vanguard Health Systems, Inc. (a)	12
13,463	Health Management Associates, Inc., Class - A (a)	113
19,222	Tenet Healthcare Corp. (a)	121
800	Acadia Healthcare Co., Inc. (a)	19
3,707	Community Health Systems, Inc. (a)	108
3,853	AmSurg Corp. (a)	109
1,700	Sunrise Senior Living, Inc. (a)	24
400	U.S. Physical Therapy, Inc.	11
1,100	Emeritus Corp. (a)	23
4,029	The Ensign Group, Inc.	123
7,404	Assisted Living Concepts, Inc., Class - A	57
		2,156
	Health Care Services — 1.23%
2,137	Catamaran Corp. (a)	209
900	Bio-Reference Laboratories, Inc. (a)	26
100	National Research Corp.	5
10,974	HMS Holdings Corp. (a)	367
600	IPC The Hospitalist Co., Inc. (a)	27
6,106	LHC Group, Inc. (a)	113
337	Landauer, Inc.	20
7,716	Providence Service Corp. (a)	100
700	AMN Healthcare Services, Inc. (a)	7
11,259	Accretive Health, Inc. (a)	126
458	Air Methods Corp. (a)	55
4,669	Almost Family, Inc. (a)	99
249	CorVel Corp. (a)	11
2,975	MEDNAX, Inc. (a)	221
2,331	Chemed Corp.	162
1,000	Team Health Holdings, Inc. (a)	27
200	ExamWorks Group, Inc. (a)	3
500	BioScrip, Inc. (a)	5
		1,583
	Health Care Supplies — 0.95%
3,326	Neogen Corp. (a)	142
904	Haemonetics Corp. (a)	73
400	ICU Medical, Inc. (a)	24
700	Vascular Solutions, Inc. (a)	10
2,000	OraSure Technologies, Inc. (a)	22
800	West Pharmaceutical Services, Inc.	42
1,000	Quidel Corp. (a)	19
400	Rochester Medical Corp. (a)	5
2,000	Cerus Corp. (a)	7
1,300	The Spectranetics Corp. (a)	19
1,300	STAAR Surgical Co. (a)	10
6,304	The Cooper Cos., Inc.	596
2,600	Align Technology, Inc. (a)	96
200	Cynosure, Inc., Class - A (a)	5
400	Anika Therapeutics, Inc. (a)	6
1,500	Meridian Bioscience, Inc.	29
80	Merit Medical Systems, Inc. (a)	1
100	Utah Medical Products, Inc.	3
18,700	Unilife Corp. (a)	58
2,000	Endologix, Inc. (a)	28
3,400	Antares Pharma, Inc. (a)	15
66	Atrion Corp.	15
		1,225
	Health Care Technology — 0.34%
100	Mediware Information Systems, Inc. (a)	2
200	Omnicell, Inc. (a)	3
1,380	Quality Systems, Inc.	26
600	ePocrates, Inc. (a)	7
700	HealthStream, Inc. (a)	20
395	Computer Programs & Systems, Inc.	22
200	Greenway Medical Technologies, Inc. (a)	3
700	MedAssets, Inc. (a)	13
800	Medidata Solutions, Inc. (a)	33
1,800	Merge Healthcare, Inc. (a)	7
100	Vocera Communications, Inc. (a)	3
3,239	athenahealth, Inc. (a)	297
		436
	Heavy Electrical Equipment — 0.03%
10,000	Capstone Turbine Corp. (a)	10
900	AZZ, Inc.	34
		44
	Home Entertainment Software — 0.04%
1,400	RealD, Inc. (a)	12
2,000	Glu Mobile, Inc. (a)	9
200	Rosetta Stone, Inc. (a)	3
2,800	Take-Two Interactive Software, Inc. (a)	29
		53
	Home Furnishings — 0.02%
600	La-Z-Boy, Inc. (a)	9
800	Ethan Allen Interiors, Inc.	17
		26
	Home Improvement Retail — 0.04%
1,000	Lumber Liquidators Holdings, Inc. (a)	51
	Homebuilding — 0.04%
900	The Ryland Group, Inc.	27
200	Cavco Industries, Inc. (a)	9

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Homebuilding (continued)
300	Meritage Homes Corp. (a)	$12
		48
	Homefurnishing Retail — 0.33%
8,962	Kirkland's, Inc. (a)	89
3,500	Pier 1 Imports, Inc.	66
8,200	Select Comfort Corp. (a)	259
400	Mattress Firm Holding Corp. (a)	11
		425
	Hotels, Resorts & Cruise Lines — 0.04%
300	Morgans Hotel Group Co. (a)	2
703	Gaylord Entertainment Co. (a)	28
1,400	Interval Leisure Group, Inc.	26
		56
	Household Appliances — 0.25%
1,000	iRobot Corp. (a)	23
3,129	Helen of Troy Ltd. (a)	100
2,802	Snap-on, Inc.	201
		324
	Household Products — 0.05%
100	Orchids Paper Products Co.	2
600	WD-40 Co.	32
200	Central Garden & Pet Co., Class - A (a)	2
700	Spectrum Brands Holdings, Inc.	28
		64
	Housewares & Specialties — 0.40%
8,254	Lifetime Brands, Inc.	98
4,934	CSS Industries, Inc.	101
6,939	American Greetings Corp., Class - A	117
3,603	Tupperware Brands Corp.	193
400	Blyth, Inc.	11
		520
	Human Resource & Employment Services — 0.25%
300	Barrett Business Services, Inc.	8
500	GP Strategies Corp. (a)	10
800	Insperity, Inc.	20
8,098	Kelly Services, Inc., Class - A	102
900	Kforce, Inc. (a)	11
7,372	Korn/Ferry International (a)	113
100	CDI Corp.	2
1,500	On Assignment, Inc. (a)	30
200	WageWorks, Inc. (a)	3
1,100	TrueBlue, Inc. (a)	17
		316
	Hypermarkets & Super Centers — 0.04%
649	PriceSmart, Inc.	49
	Independent Power Producers & Energy Traders — 0.01%
400	Atlantic Power Corp.	6
200	Ormat Technologies, Inc.	4
900	American DG Energy, Inc. (a)	2
		12
	Industrial Conglomerates — 0.42%
13,305	Kimball International, Inc., Class - B	163
800	Libbey, Inc. (a)	13
1,280	Raven Industries, Inc.	38
48	Seaboard Corp. (a)	108
2,555	Standex International Corp.	113
2,078	Carlisle Cos., Inc.	108
		543
	Industrial Machinery — 3.33%
500	Badger Meter, Inc.	18
200	Mueller Industries, Inc.	9
95,396	Mueller Water Products, Inc., Class - A	467
525	The Gorman-Rupp Co.	14
400	Graham Corp.	7
29,544	Harsco Corp.	607
3,231	IDEX Corp.	135
8,558	John Bean Technologies Corp.	140
2,900	Kaydon Corp.	65
4,059	Kennametal, Inc.	151
5,180	Lincoln Electric Holdings, Inc.	202
1,937	Valmont Industries, Inc.	255
100	Omega Flex, Inc. (a)	1
3,360	Pall Corp.	213
1,543	Pentair, Inc.	69
800	RBC Bearings, Inc. (a)	39
600	Robbins & Myers, Inc.	36
1,800	CLARCOR, Inc.	80
24,150	Actuant Corp., Class - A	691
200	Proto Labs, Inc. (a)	7
500	Altra Holdings, Inc.	9
678	The Middleby Corp. (a)	78
1,067	Chart Industries, Inc. (a)	79
13,199	CIRCOR International, Inc.	498
6,066	Briggs & Stratton Corp.	113
5,773	Ampco-Pittsburgh Corp.	107
750	Sun Hydraulics Corp.	20
700	Tennant Co.	30
1,741	3D Systems Corp. (a)	57
1,100	TriMas Corp. (a)	27
200	Dynamic Materials Corp.	3
400	Flow International Corp. (a)	1
400	ENPRO Industries, Inc. (a)	14
300	ESCO Technologies, Inc.	12
1,700	Blount International, Inc. (a)	22
200	Rexnord Corp. (a)	4
		4,280
	Industrial Real Estate Investment Trusts — 0.27%
700	Monmouth Real Estate Investment Corp., Class - A	8
3,858	EastGroup Properties, Inc.	205
8,283	First Industrial Realty Trust, Inc. (a)	109
1,000	DuPont Fabros Technology, Inc.	25
		347
	Insurance Brokers — 0.01%
700	eHealth, Inc. (a)	13
	Integrated Oil & Gas — 0.31%
5,178	Interoil Corp. (a)	400
	Integrated Telecommunication Services — 0.06%
1,200	General Communication, Inc., Class - A (a)	12
500	IDT Corp., Class - B	5
700	FairPoint Communications, Inc. (a)	5
500	HickoryTech Corp.	5
100	Cbeyond, Inc. (a)	1
900	Consolidated Communications Holdings, Inc.	16
2,400	Cincinnati Bell, Inc. (a)	14
300	Atlantic Tele-Network, Inc.	13

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Integrated Telecommunication Services (continued)
400	Primus Telecommunications Group, Inc.	$6
		77
	Internet Retail — 0.05%
100	Kayak Software Corp. (a)	4
800	Vitacost.com, Inc. (a)	5
900	Orbitz Worldwide, Inc. (a)	2
600	Overstock.com, Inc. (a)	6
700	PetMed Express, Inc.	7
200	Geeknet, Inc. (a)	4
900	NutriSystem, Inc.	9
295	Shutterfly, Inc. (a)	9
200	CafePress, Inc. (a)	2
500	U.S. Auto Parts Network, Inc. (a)	2
500	Blue Nile, Inc. (a)	19
		69
	Internet Software & Services — 2.87%
100	E2open, Inc. (a)	1
1,600	Dice Holdings, Inc. (a)	13
12,061	Digital River, Inc. (a)	201
70,235	Monster Worldwide, Inc. (a)	515
1,000	Internap Network Services Corp. (a)	7
5,300	Intralinks Holdings, Inc. (a)	35
7,032	Keynote Systems, Inc.	102
24,470	United Online, Inc.	135
841	Liquidity Services, Inc. (a)	42
2,000	LivePerson, Inc. (a)	36
800	LogMeln, Inc. (a)	18
8,846	ValueClick, Inc. (a)	152
2,630	VeriSign, Inc. (a)	128
844	OpenTable, Inc. (a)	35
700	Vocus, Inc. (a)	14
900	Perficient, Inc. (a)	11
42,749	Zix Corp. (a)	123
16,141	Global Sources Ltd. (a)	106
30,762	QuinStreet, Inc. (a)	258
1,400	The Active Network, Inc. (a)	18
1,200	Cornerstone OnDemand, Inc. (a)	37
400	SPS Commerce, Inc. (a)	15
1,200	Saba Software, Inc. (a)	12
1,300	Responsys, Inc. (a)	13
2,400	NIC, Inc.	35
600	SciQuest, Inc. (a)	11
4,410	Web.com Group, Inc. (a)	79
1,000	XO Group, Inc. (a)	8
500	Stamps.com, Inc. (a)	12
1,500	Bankrate, Inc. (a)	23
400	Carbonite, Inc. (a)	3
1,400	DealerTrack Holdings, Inc. (a)	39
800	Demand Media, Inc. (a)	9
1,325	Move, Inc. (a)	11
1,300	Angie's List, Inc. (a)	14
18,557	Cogent Communications Group, Inc.	427
5,270	j2 Global, Inc.	173
4,373	comScore, Inc. (a)	67
4,860	Constant Contact, Inc. (a)	85
100	Zillow, Inc., Class - A (a)	4
300	Bazaarvoice, Inc. (a)	5
200	Brightcove, Inc. (a)	2
3,000	Akamai Technologies, Inc. (a)	115
3,000	Unwired Planet, Inc. (a)	6
8,412	Blucora, Inc. (a)	150
200	Demandware, Inc. (a)	6
400	ExactTarget, Inc. (a)	10
300	Yelp, Inc. (a)	8
1,300	VistaPrint NV (a)	44
6,103	Ancestry.com, Inc. (a)	184
1,200	Support.com, Inc. (a)	5
200	Travelzoo, Inc. (a)	5
13,827	EarthLink, Inc.	98
800	Envestnet, Inc. (a)	9
400	Spark Networks, Inc. (a)	2
200	Synacor, Inc. (a)	1
1,800	iPass, Inc. (a)	4
700	Market Leader, Inc. (a)	5
300	MeetMe, Inc. (a)	1
400	Millennial Media, Inc. (a)	6
		3,693
	Investment Banking & Brokerage — 0.83%
3,500	BGC Partners, Inc., Class - A	17
11,000	Jefferies Group, Inc.	150
4,400	Ladenburg Thalmann Financial Services, Inc. (a)	6
6,580	Oppenheimer Holdings, Inc., Class - A	105
5,825	Raymond James Financial, Inc.	213
18,471	KKR Financial Holdings LLC	186
7,024	Stifel Financial Corp. (a)	236
8,700	FXCM, Inc., Class - A	83
100	Evercore Partners, Inc., Class - A	3
300	Duff & Phelps Corp., Class - A	4
1,100	Greenhill & Co., Inc.	57
		1,060
	IT Consulting & Other Services — 0.65%
815	The Hackett Group, Inc. (a)	3
1,150	iGATE Corp. (a)	21
2,500	Lionbridge Technologies, Inc. (a)	9
1,933	CACI International, Inc., Class - A (a)	100
600	Virtusa Corp. (a)	11
4,492	ManTech International Corp., Class - A	108
4,400	Sapient Corp. (a)	47
1,800	ServiceSource International, Inc. (a)	19
6,726	Booz Allen Hamilton Holding Corp.	93
7,160	Acxiom Corp. (a)	131
7,503	Computer Task Group, Inc. (a)	121
100	EPAM Systems, Inc. (a)	2
2,210	MAXIMUS, Inc.	132
800	Unisys Corp. (a)	17
500	Forrester Research, Inc.	14
400	Mattersight Corp. (a)	2
		830
	Leisure Facilities — 0.15%
1,400	Life Time Fitness, Inc. (a)	64
442	Vail Resorts, Inc.	25
1,437	Six Flags Entertainment Corp.	85
800	Town Sports International Holdings, Inc. (a)	10
1,000	Premier Exhibitions, Inc. (a)	2
		186
	Leisure Products — 0.48%
14,896	JAKKS Pacific, Inc.	217
15,245	Leapfrog Enterprises, Inc. (a)	138
3,200	Brunswick Corp.	72
400	Marine Products Corp.	2
2,300	Smith & Wesson Holding Corp. (a)	25
700	Sturm, Ruger & Co., Inc.	35
500	Arctic Cat, Inc. (a)	21

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Leisure Products (continued)
5,252	Johnson Outdoors, Inc., Class - A (a)	$112
		622
	Life & Health Insurance — 1.42%
713	National Western Life Insurance Co., Class - A	102
18,756	Primerica, Inc.	537
8,176	Symetra Financial Corp.	101
13,415	Protective Life Corp.	352
52,371	American Equity Investment Life Holding Co.	609
3,710	FBL Financial Group, Inc., Class - A	123
		1,824
	Life Sciences Tools & Services — 1.06%
300	Furiex Pharmaceuticals, Inc. (a)	6
3,510	Illumina, Inc. (a)	169
8,660	Luminex Corp. (a)	168
5,953	PAREXEL International Corp. (a)	183
600	Cambrex Corp. (a)	7
6,347	QIAGEN NV (a)	118
900	Fluidigm Corp. (a)	15
3,200	Sequenom, Inc. (a)	11
300	BG Medicine, Inc. (a)	1
1,020	Bio-Rad Laboratories, Inc., Class - A (a)	109
27,210	Harvard Bioscience, Inc. (a)	115
21,809	Affymetrix, Inc. (a)	94
3,147	Charles River Laboratories International, Inc. (a)	125
2,134	Covance, Inc. (a)	100
8,694	Bruker Corp. (a)	114
6,700	Exelixis, Inc. (a)	32
		1,367
	Managed Health Care — 0.44%
100	Molina Heathcare, Inc. (a)	3
2,584	WellCare Health Plans, Inc. (a)	146
1,900	Centene Corp. (a)	71
2,253	Magellan Health Services, Inc. (a)	116
5,622	Triple-S Management Corp., Class - B (a)	118
12,427	Metropolitan Health Networks, Inc. (a)	116
		570
	Marine — 0.25%
5,519	International Shipholding Corp.	93
1,841	Kirby Corp. (a)	102
5,926	Matson, Inc.	124
		319
	Marine Ports & Services — 0.09%
5,545	CAI International, Inc. (a)	114
	Metal & Glass Containers — 0.55%
1,200	Myers Industries, Inc.	19
200	AEP Industries, Inc. (a)	12
12,038	Crown Holdings, Inc. (a)	442
4,555	AptarGroup, Inc.	236
		709
	Mortgage Real Estate Investment Trusts — 0.63%
4,457	Walter Investment Management Corp. (a)	165
17,087	Redwood Trust, Inc.	247
7,341	Capstead Mortgage Corp.	99
9,747	Dynex Capital, Inc.	105
14,351	Anworth Mortgage Asset Corp.	98
14,489	New York Mortgage Trust, Inc.	102
		816
	Movies & Entertainment — 0.41%
22,890	Lions Gate Entertainment Corp. (a)	350
900	World Wrestling Entertainment, Inc., Class - A	7
200	Rentrak Corp. (a)	4
8,200	Imax Corp. (a)	163
200	Carmike Cinemas, Inc. (a)	2
		526
	Multi-line Insurance — 0.32%
3,930	HCC Insurance Holdings, Inc.	133
7,340	American Financial Group, Inc.	278
		411
	Multi-Sector Holdings — 0.05%
2,925	PICO Holdings, Inc. (a)	67
	Multi-Utilities— 0.38%
2,813	NorthWestern Corp.	102
5,197	PNM Resources, Inc.	109
3,400	Vectren Corp.	97
5,099	Black Hills Corp.	182
		490
	Office Real Estate Investment Trusts — 0.86%
11,864	Mission West Properties, Inc.	103
2,200	Highwoods Properties, Inc.	72
12,329	Lexington Realty Trust	119
9,001	Parkway Properties, Inc.	120
8,434	Brandywine Realty Trust	103
5,409	CommonWealth REIT	79
3,420	Alexandria Real Estate Equities, Inc.	251
10,721	Corporate Office Properties Trust	257
		1,104
	Office Services & Supplies — 0.98%
1,000	Mine Safety Appliances Co.	37
1,600	HNI Corp.	41
1,200	Knoll, Inc.	17
23,794	United Stationers, Inc.	619
400	A.T. Cross Co., Class - A (a)	4
400	Steelcase, Inc., Class - A	4
1,900	ACCO Brands Corp. (a)	12
61,667	American Reprographics Co. (a)	263
2,100	Interface, Inc.	28
7,470	Herman Miller, Inc.	145
6,525	Sykes Enterprises, Inc. (a)	88
		1,258
	Oil & Gas Drilling — 0.73%
445	Pioneer Energy Services Corp. (a)	3
9,836	Unit Corp. (a)	408
8,991	Atwood Oceanics, Inc. (a)	409
7,211	Patterson-UTI Energy, Inc.	114
		934
	Oil & Gas Equipment & Services — 1.28%
7,165	Natural Gas Services Group, Inc. (a)	107
5,325	Dril-Quip, Inc. (a)	383
16,674	Newpark Resources, Inc. (a)	124
200	GulfMark Offshore, Inc., Class - A (a)	7
4,800	ION Geophysical Corp. (a)	33
1,199	Lufkin Industries, Inc.	64
300	Willbros Group, Inc. (a)	2
1,518	Core Laboratories NV	184

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Equipment & Services (continued)
700	Global Geophysical Services, Inc. (a)	$4
8,783	RPC, Inc.	104
300	Mitcham Industries, Inc. (a)	5
500	RigNet, Inc. (a)	9
247	OYO Geospace Corp. (a)	30
9,734	Matrix Service Co. (a)	103
5,860	C&J Energy Services, Inc. (a)	117
4,505	Dawson Geophysical Co. (a)	114
11,498	Superior Energy Services, Inc. (a)	236
500	TGC Industries, Inc. (a)	4
800	Forum Energy Technologies, Inc. (a)	19
		1,649
	Oil & Gas Exploration & Production — 2.06%
6,234	EPL Oil & Gas, Inc. (a)	127
1,000	BPZ Resources, Inc. (a)	3
5,914	Bill Barrett Corp. (a)	147
5,875	Berry Petroleum Co., Class - A	239
2,300	Northern Oil & Gas, Inc. (a)	39
900	Goodrich Petroleum Corp. (a)	11
675	Gulfport Energy Corp. (a)	21
18,994	Kodiak Oil & Gas Corp. (a)	178
2,100	VAALCO Energy, Inc. (a)	18
5,106	Cabot Oil & Gas Corp.	229
1,100	Venoco, Inc. (a)	13
100	W&T Offshore, Inc.	2
500	Warren Resources, Inc. (a)	2
300	Panhandle Oil & Gas, Inc., Class - A	9
266	Apco Oil & Gas International, Inc.	4
2,100	Energy XXI (Bermuda) Ltd.	73
1,950	Rosetta Resources, Inc. (a)	93
2,900	Oasis Petroleum, Inc. (a)	85
43	Isramco, Inc. (a)	5
25,390	Abraxas Petroleum Corp. (a)	58
2,115	Contango Oil & Gas Co. (a)	104
3,316	Continental Resources, Inc. (a)	255
100	Bonanza Creek Energy, Inc. (a)	2
400	Matador Resources Co. (a)	4
400	Sanchez Energy Corp. (a)	8
16,117	Renewable Energy Group, Inc. (a)	107
200	CREDO Petroleum Corp. (a)	3
500	ZaZa Energy Corp. (a)	2
47,080	Magnum Hunter Resources Corp. (a)	209
2,100	FX Energy, Inc. (a)	16
7,882	Swift Energy Co. (a)	165
1,600	Endeavour International Corp. (a)	16
600	Evolution Petroleum Corp. (a)	5
1,200	Approach Resources, Inc. (a)	36
700	Saratoga Resources, Inc. (a)	4
12,850	Carrizo Oil & Gas, Inc. (a)	321
3,545	Halcon Resources Corp. (a)	26
400	Midstates Petroleum Co., Inc. (a)	3
		2,642
	Oil & Gas Refining & Marketing — 0.89%
4,245	CVR Energy, Inc. (a)	156
1,200	Western Refining, Inc.	31
12,985	World Fuel Services Corp.	462
5,600	Rentech, Inc. (a)	14
15,221	Rex Energy Corp. (a)	203
700	Gevo, Inc. (a)	2
5,839	Delek US Holdings, Inc.	149
2,400	Clean Energy Fuels Corp. (a)	32
300	Alon USA Energy, Inc.	4
100	Ceres, Inc. (a)	1
16,118	Green Plains Renewable Energy, Inc. (a)	94
		1,148
	Oil & Gas Storage & Transportation — 0.21%
136,440	Enbridge Energy Management LLC (a)	—
12,625	Knightsbridge Tankers Ltd.	83
6,576	Ship Finance International Ltd.	103
1,300	Crosstex Energy, Inc.	18
400	GasLog Ltd. (a)	5
1,100	Targa Resources Corp.	55
		264
	Packaged Foods & Meats — 0.96%
1,700	B&G Foods, Inc., Class - A	52
11,832	Dole Food Co., Inc. (a)	166
1,320	The Hain Celestial Group, Inc. (a)	83
540	J&J Snack Foods Corp.	31
651	Lancaster Colony Corp.	48
200	Lifeway Foods, Inc.	2
3,113	Cal-Maine Foods, Inc.	140
400	Calavo Growers, Inc.	10
1,800	Pilgrim's Pride Corp. (a)	9
13,927	Omega Protein Corp. (a)	96
800	Sanderson Farms, Inc.	35
1,400	Snyder's-Lance, Inc.	35
100	Annie's, Inc. (a)	4
20,632	Chiquita Brands International, Inc. (a)	158
754	Tootsie Roll Industries, Inc.	20
880	TreeHouse Foods, Inc. (a)	46
5,057	Ingredion, Inc.	279
500	Inventure Foods, Inc. (a)	3
700	Post Holdings, Inc. (a)	21
		1,238
	Paper Packaging — 0.24%
4,915	Packaging Corp. of America	178
15,413	Boise, Inc.	135
		313
	Paper Products — 0.38%
4,306	Neenah Paper, Inc.	123
6,667	P.H. Glatfelter Co.	119
6,674	KapStone Paper & Packaging Corp. (a)	149
800	Buckeye Technologies, Inc.	26
1,500	Wausau Paper Corp.	14
800	Schweitzer-Mauduit International, Inc.	26
700	Clearwater Paper Corp. (a)	29
		486
	Personal Products — 0.26%
300	Nature's Sunshine Products, Inc.	5
500	Inter Parfums, Inc.	9
1,200	Prestige Brands Holdings, Inc. (a)	20
500	Schiff Nutrition International, Inc. (a)	12
6,601	Nutraceutical International Corp. (a)	104
500	Medifast, Inc. (a)	13
700	The Female Health Co.	5
800	Synutra International, Inc. (a)	4
2,641	USANA Health Sciences, Inc. (a)	123
800	Elizabeth Arden, Inc. (a)	38
		333
	Pharmaceuticals — 1.58%
12,953	Nektar Therapeutics (a)	138
1,800	DepoMed, Inc. (a)	11
3,399	Hi-Tech Pharmacal Co., Inc. (a)	113

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
7,123	Impax Laboratories, Inc. (a)	$185
2,100	Cadence Pharmaceuticals, Inc. (a)	8
4,358	ViroPharma, Inc. (a)	132
1,600	Optimer Pharmaceuticals, Inc. (a)	23
3,600	VIVUS, Inc. (a)	64
1,500	Pain Therapeutics, Inc. (a)	8
3,891	Par Pharmaceutical Cos., Inc. (a)	194
1,667	Perrigo Co.	194
1,400	XenoPort, Inc. (a)	16
1,000	MAP Pharmaceuticals, Inc. (a)	16
1,100	POZEN, Inc. (a)	7
2,000	Questcor Pharmaceuticals, Inc. (a)	37
800	Ampio Pharmaceuticals, Inc. (a)	3
1,100	Endocyte, Inc. (a)	11
700	Pacira Pharmaceuticals, Inc. (a)	12
1,800	Santarus, Inc. (a)	16
1,600	Raptor Pharmaceuticals Corp. (a)	9
300	Sagent Pharmaceuticals, Inc. (a)	5
500	Sucampo Pharmaceuticals, Inc., Class - A (a)	3
7,756	Obagi Medical Products, Inc. (a)	96
15,064	Pernix Therapeutics Holdings, Inc. (a)	112
400	Acura Pharmaceuticals, Inc. (a)	1
967	Aegerion Pharmaceuticals, Inc. (a)	14
2,000	Akorn, Inc. (a)	26
1,900	Watson Pharmaceuticals, Inc. (a)	162
1,500	Jazz Pharmaceuticals PLC (a)	85
200	Cempra Holdings LLC (a)	1
1,600	Corcept Therapeutics, Inc. (a)	4
6,457	The Medicines Co. (a)	167
2,100	Medicis Pharmaceutical Corp., Class - A	91
800	BioDelivery Sciences International, Inc. (a)	5
500	Ventrus Biosciences, Inc. (a)	2
1,700	Auxilium Pharmaceuticals, Inc. (a)	42
4,500	AVANIR Pharmaceuticals, Inc., Class - A (a)	14
600	Repros Therapeutics, Inc. (a)	9
		2,036
	Precious Metals & Minerals — 0.06%
1,100	Gold Resource Corp.	24
4,700	Paramount Gold & Silver Corp. (a)	13
1,300	Coeur d'Alene Mines Corp. (a)	37
		74
	Property & Casualty Insurance — 2.47%
8,276	W.R. Berkley Corp.	310
150	The Navigators Group, Inc. (a)	7
200	Hallmark Financial Services, Inc. (a)	2
29,540	Universal Insurance Holdings, Inc.	114
5,529	American Safety Insurance Holdings Ltd. (a)	103
22,146	Argo Group International Holdings Ltd.	717
8,224	Stewart Information Services Corp.	166
21,341	Aspen Insurance Holdings Ltd.	651
7,500	Fidelity National Financial, Inc., Class - A	160
1,163	Alleghany Corp. (a)	401
110	AmTrust Financial Services, Inc.	3
700	Tower Group, Inc.	14
200	Employers Holdings, Inc.	4
24,046	First American Financial Corp.	521
		3,173
	Publishing — 0.93%
43,554	Valassis Communications, Inc. (a)	1,075
100	Value Line, Inc.	1
3,594	Scholastic Corp.	114
		1,190
	Railroads — 0.25%
1,601	Genesee & Wyoming, Inc., Class - A (a)	107
2,541	Kansas City Southern	193
600	RailAmerica, Inc. (a)	16
		316
	Regional Banks — 5.21%
100	Bridge Capital Holdings (a)	2
24,500	Synovus Financial Corp.	58
800	Bank of the Ozarks, Inc.	28
89,686	National Penn Bancshares, Inc.	817
3,760	Great Southern Bancorp, Inc.	116
4,393	Heartland Financial USA, Inc.	120
5,352	IBERIABANK Corp.	245
5,268	International Bancshares Corp.	100
300	Investors Bancorp, Inc. (a)	5
12,247	Virginia Commerce Bancorp, Inc. (a)	107
24,403	Webster Financial Corp.	578
4,851	WesBanco, Inc.	100
548	Westamerica Bancorp	26
4,775	Peoples Bancorp, Inc.	109
8,806	MainSource Financial Group, Inc.	113
2,901	Camden National Corp.	107
55,901	CapitalSource, Inc.	424
7,071	BancorpSouth, Inc.	104
4,806	Republic Bancorp, Inc., Class - A	106
744	Hampton Roads Bankshares, Inc. (a)	1
3,585	Century Bancorp, Inc., Class - A	114
54,181	BBCN Bancorp, Inc. (a)	683
606	First Citizens BancShares, Inc., Class - A	99
13,234	Columbia Banking System, Inc.	245
6,997	Cullen/Frost Bankers, Inc.	402
3,001	Alliance Financial Corp.	121
9,170	Popular, Inc. (a)	160
300	FNB United Corp. (a)	4
8,518	Suffolk Bancorp (a)	125
82,287	TCF Financial Corp.	983
1,300	Texas Capital Bancshares, Inc. (a)	65
7,052	Union First Market Bankshares Corp.	110
5,941	First Bancorp, Inc. Maine	104
7,135	First Community Bancshares, Inc.	109
7,135	First Interstate BancSystem, Inc.	107
		6,697
	Reinsurance — 0.19%
2,129	Everest Re Group Ltd.	228
300	Greenlight Capital Re Ltd., Class - A (a)	7
200	Montpelier Re Holdings Ltd.	4
100	Flagstone Reinsurance Holdings SA	1
		240
	Research and Consulting Services — 0.61%
600	Mistras Group, Inc. (a)	14
800	Huron Consulting Group, Inc. (a)	28
4,561	ICF International, Inc. (a)	92
17,398	CBIZ, Inc. (a)	105
4,338	VSE Corp.	106
2,700	Odyssey Marine Exploration, Inc. (a)	8
12,500	RPX Corp. (a)	140
1,245	The Advisory Board Co. (a)	60

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Research and Consulting Services (continued)
1,750	Acacia Research Corp./Acacia Technologies LLC (a)	$48
1,200	The Corporate Executive Board Co.	64
1,021	CoStar Group, Inc. (a)	83
400	Franklin Covey Co. (a)	5
500	Exponent, Inc. (a)	29
		782
	Residential Real Estate Investment Trusts — 0.49%
7,165	Mid-America Apartment Communities, Inc.	468
1,044	Sun Communities, Inc.	46
7,471	Associated Estates Realty Corp.	113
		627
	Restaurants — 1.22%
500	Bloomin' Brands, Inc. (a)	8
200	Chuy's Holdings, Inc. (a)	5
200	Del Frisco's Restaurant Group, Inc. (a)	3
179	Biglari Holdings, Inc. (a)	65
555	DineEquity, Inc. (a)	31
2,100	Domino's Pizza, Inc.	79
1,300	Jack in the Box, Inc. (a)	37
2,500	Jamba, Inc. (a)	6
3,627	Buffalo Wild Wings, Inc. (a)	311
3,583	CEC Entertainment, Inc.	108
657	Papa John's International, Inc. (a)	35
473	Peet's Coffee & Tea, Inc. (a)	35
200	Red Robin Gourmet Burgers, Inc. (a)	7
15,027	Ruby Tuesday, Inc. (a)	109
1,300	Ruth's Hospitality Group, Inc. (a)	8
1,800	Sonic Corp. (a)	18
26,248	Denny's Corp. (a)	127
900	AFC Enterprises, Inc. (a)	22
2,310	Cracker Barrel Old Country Store, Inc.	155
500	Fiesta Restaurant Group, Inc. (a)	8
2,000	The Cheesecake Factory, Inc.	72
700	Bravo Brio Restaurant Group, Inc. (a)	10
800	Caribou Coffee Co., Inc. (a)	11
2,250	Texas Roadhouse, Inc., Class - A	38
200	Einstein Noah Restaurant Group, Inc.	4
900	BJ's Restaurant, Inc. (a)	41
2,737	Bob Evans Farms, Inc.	107
18,590	Carrols Restaurant Group, Inc. (a)	107
200	Ignite Restaurant Group, Inc. (a)	3
100	Nathan's Famous, Inc. (a)	3
		1,573
	Retail Real Estate Investment Trusts — 0.47%
4,548	Glimcher Realty Trust	48
1,300	Inland Real Estate Corp.	11
600	Urstadt Biddle Properties, Inc., Class - A	12
7,086	Pennsylvania Real Estate Investment Trust	113
8,317	Ramco-Gershenson Properties Trust	104
300	Saul Centers, Inc.	13
6,163	Acadia Realty Trust	153
75	Alexander's, Inc.	32
10,415	Retail Properties of America, Inc., Class - A	118
		604
	Security & Alarm Services — 0.12%
6,174	The Brink's Co.	159
	Semiconductor Equipment — 1.08%
2,986	Cabot Microelectronics Corp.	105
16,440	MEMC Electronic Materials, Inc. (a)	45
3,625	MKS Instruments, Inc.	92
3,515	Veeco Instruments, Inc. (a)	105
900	PDF Solutions, Inc. (a)	12
3,600	GT Advanced Technologies, Inc. (a)	20
100	ATMI, Inc. (a)	2
7,609	Advanced Energy Industries, Inc. (a)	94
5,061	Cymer, Inc. (a)	258
20,895	Amkor Technology, Inc. (a)	92
8,920	Ultratech, Inc. (a)	280
1,300	FEI Co.	70
12,389	Entegris, Inc. (a)	101
7,491	Teradyne, Inc. (a)	107
		1,383
	Semiconductors — 3.40%
1,500	MIPS Technologies, Inc. (a)	11
38,976	Diodes, Inc. (a)	663
17,160	Monolithic Power Systems, Inc. (a)	339
21,729	GSI Technology, Inc. (a)	107
1,151	Hittite Microwave Corp. (a)	64
400	Inphi Corp. (a)	4
10,223	Integrated Silicon Solution, Inc. (a)	95
13,503	International Rectifier Corp. (a)	225
9,892	IXYS Corp. (a)	98
4,550	OmniVision Technologies, Inc. (a)	63
15,830	ON Semiconductor Corp. (a)	98
900	Volterra Semiconductor Corp. (a)	20
1,500	PLX Technology, Inc. (a)	9
1,000	Power Integrations, Inc.	30
33,890	RF Micro Devices, Inc. (a)	134
1,800	Cavium, Inc. (a)	60
300	Rambus, Inc. (a)	2
200	NVE Corp. (a)	12
8,707	Semtech Corp. (a)	219
2,557	Silicon Laboratories, Inc. (a)	94
2,600	Silicon Image, Inc. (a)	12
14,242	Skyworks Solutions, Inc. (a)	336
11,177	Alpha & Omega Semiconductor Ltd. (a)	96
9,798	Spansion, Inc., Class - A (a)	117
8,846	Maxim Integrated Products, Inc.	235
600	Intermolecular, Inc. (a)	4
29,036	Cypress Semiconductor Corp.	311
5,525	Altera Corp.	188
200	MaxLinear, Inc., Class - A (a)	1
1,500	AuthenTec, Inc. (a)	12
10,606	Microsemi Corp. (a)	213
600	CEVA, Inc. (a)	9
2,300	Cirrus Logic, Inc. (a)	88
23,345	Fairchild Semiconductor International, Inc. (a)	306
13,650	TriQuint Semiconductor, Inc. (a)	69
200	Exar Corp. (a)	2
1,300	QuickLogic Corp. (a)	4
700	SunPower Corp. (a)	3
1,700	Micrel, Inc.	18
		4,371
	Soft Drinks — 0.10%
500	National Beverage Corp. (a)	7
400	Heckmann Corp. (a)	2
1,719	Coca-Cola Bottling Co. Consolidated	117
		126
	Specialized Consumer Services — 0.44%
545	Steiner Leisure Ltd. (a)	26
5,780	Regis Corp.	106

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialized Consumer Services (continued)
7,591	Hillenbrand, Inc.	$138
2,479	Sotheby's	78
500	Matthews International Corp., Class - A	15
4,494	Coinstar, Inc. (a)	202
200	Collectors Universe, Inc.	3
		568
	Specialized Finance — 1.01%
2,560	Moody's Corp.	113
32,319	PHH Corp. (a)	658
1,300	MarketAxess Holdings, Inc.	41
620	Portfolio Recovery Associates, Inc. (a)	65
21,270	Gain Capital Holdings, Inc.	105
4,140	Encore Capital Group, Inc. (a)	117
6,849	Interactive Brokers Group, Inc., Class - A	96
4,644	The NASDAQ OMX Group, Inc.	108
		1,303
	Specialized Real Estate Investment Trusts — 1.14%
62,193	DiamondRock Hospitality Co.	599
900	National Health Investors, Inc.	46
200	LTC Properties, Inc.	6
3,633	LaSalle Hotel Properties	97
300	Universal Health Realty Income Trust	14
3,800	OMEGA Healthcare Investors, Inc.	86
5,250	Potlatch Corp.	196
944	Sovran Self Storage, Inc.	55
8,994	CubeSmart	116
21,671	Strategic Hotels & Resorts, Inc. (a)	130
2,500	FelCor Lodging Trust, Inc. (a)	12
9,507	Sunstone Hotel Investors, Inc. (a)	105
		1,462
	Specialty Chemicals — 1.14%
1,100	Balchem Corp.	40
1,595	Minerals Technologies, Inc.	113
921	NewMarket Corp.	227
2,623	Innophos Holdings, Inc.	127
300	KMG Chemicals, Inc.	6
300	Landec Corp. (a)	3
1,500	Omnova Solutions, Inc. (a)	11
300	Zep, Inc.	5
2,572	PolyOne Corp.	43
2,324	Quaker Chemical Corp.	108
2,500	Chemtura Corp. (a)	43
1,700	Flotek Industries, Inc. (a)	22
100	Innospec, Inc. (a)	3
5,317	A. Schulman, Inc.	127
5,604	OM Group, Inc. (a)	104
1,391	Stepan Co.	134
4,053	Albemarle Corp.	214
200	GSE Holding, Inc. (a)	2
300	ADA-ES, Inc. (a)	7
1,800	Celanese Corp., Series A	68
1,800	H.B. Fuller Co.	55
		1,462
	Specialty Stores — 0.64%
200	Five Below, Inc. (a)	8
948	Hibbett Sports, Inc. (a)	56
4,785	Cabela's, Inc. (a)	262
13,915	OfficeMax, Inc.	109
1,051	Vitamin Shoppe, Inc. (a)	61
8,989	West Marine, Inc. (a)	96
100	Winmark Corp.	5
300	Teavana Holdings, Inc. (a)	4
2,237	Tractor Supply Co.	221
		822
	Steel — 0.59%
400	Haynes International, Inc.	21
6,419	Olympic Steel, Inc.	108
5,680	Allegheny Technologies, Inc.	181
3,828	Schnitzer Steel Industries, Inc., Class - A	108
700	AK Steel Holding Corp.	3
8,768	Steel Dynamics, Inc.	99
4,366	Carpenter Technology Corp.	229
200	Handy & Harman Ltd. (a)	3
100	Metals USA Holdings Corp. (a)	1
		753
	Systems Software — 0.56%
200	Eloqua, Inc. (a)	4
500	VASCO Data Security International, Inc. (a)	5
500	OPNET Technologies, Inc.	17
1,300	Websense, Inc. (a)	20
5,143	Progress Software Corp. (a)	110
21,131	Rovi Corp. (a)	306
1,055	Sourcefire, Inc. (a)	52
400	Imperva, Inc. (a)	15
1,600	CommVault Systems, Inc. (a)	94
8,230	AVG Technologies NV (a)	79
1,200	FalconStor Software, Inc. (a)	3
200	Proofpoint, Inc. (a)	3
300	Infoblox, Inc. (a)	7
		715
	Technology Distributors — 1.30%
30,580	Insight Enterprises, Inc. (a)	534
9,936	PC Connection, Inc.	114
5,424	ScanSource, Inc. (a)	174
8,475	SYNNEX Corp. (a)	276
2,116	Tech Data Corp. (a)	96
100	Electro Rent Corp.	2
31,179	Ingram Micro, Inc., Class - A (a)	475
		1,671
	Thrifts & Mortgage Finance — 1.20%
100	Tree.com, Inc. (a)	1
5,177	Bofl Holding, Inc. (a)	135
7,563	Dime Community Bancshares	109
200	Ocwen Financial Corp. (a)	5
600	Oritani Financial Corp.	9
8,518	WSFS Financial Corp.	352
15,568	Provident Financial Services, Inc.	246
5,919	First Defiance Financial Corp.	102
7,132	OceanFirst Financial Corp.	105
7,989	Walker & Dunlop, Inc. (a)	123
100	Apollo Residential Mortgage, Inc.	2
7,530	Flushing Financial Corp.	119
10,405	Astoria Financial Corp.	103
13,118	First Niagara Financial Group, Inc.	106
700	Nationstar Mortgage Holdings, Inc. (a)	23
		1,540
	Tires & Rubber — 0.11%
7,660	Cooper Tire & Rubber Co.	147
	Tobacco — 0.12%
2,176	Universal Corp.	111
1,538	Vector Group Ltd.	25

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Tobacco (continued)
5,200	Star Scientific, Inc. (a)	$18
		154
	Trading Companies & Distributors — 1.02%
1,700	Beacon Roofing Supply, Inc. (a)	49
3,148	GATX Corp.	134
500	H&E Equipment Services, Inc.	6
200	Houston Wire & Cable Co.	2
1,000	Kaman Corp.	36
4,679	Watsco, Inc.	355
8,399	Aircastle Ltd.	95
5,979	SeaCube Container Leasing Ltd.	112
500	Textainer Group Holdings Ltd.	15
200	Aceto Corp.	2
300	DXP Enterprises, Inc. (a)	14
6,400	MRC Global, Inc. (a)	157
500	TAL International Group, Inc.	17
600	Titan Machinery, Inc. (a)	12
7,246	Applied Industrial Technologies, Inc.	300
		1,306
	Trucking — 1.00%
3,800	Avis Budget Group, Inc. (a)	58
526	Dollar Thrifty Automotive Group, Inc. (a)	46
1,300	Heartland Express, Inc.	17
2,100	Knight Transportation, Inc.	30
3,149	Landstar System, Inc.	149
7,400	Universal Truckload Services, Inc.	118
2,550	Old Dominion Freight Line, Inc. (a)	77
1,400	Werner Enterprises, Inc.	30
300	Roadrunner Transportation Systems, Inc. (a)	5
100	Saia, Inc. (a)	2
200	Quality Distribution, Inc. (a)	2
700	Celadon Group, Inc.	11
2,800	Swift Transportation Co. (a)	24
800	Zipcar, Inc. (a)	6
17,463	Con-way, Inc.	478
1,144	AMERCO, Inc.	122
2,880	Ryder System, Inc.	113
		1,288
	Water Utilities — 0.03%
400	The York Water Co.	7
500	Cadiz, Inc. (a)	5
800	California Water Service Group	15
200	SJW Corp.	5
200	Connecticut Water Service, Inc.	6
100	American States Water Co.	5
		43
	Wireless Telecommunication Services — 0.78%
500	Leap Wireless International, Inc. (a)	3
4,590	SBA Communications Corp., Class - A (a)	289
32,942	NII Holdings, Inc. (a)	259
600	NTELOS Holding Corp.	10
4,840	Telephone & Data Systems, Inc.	124
8,041	USA Mobility, Inc.	96
18,537	MetroPCS Communications, Inc. (a)	217
		998
	Total Common Stocks	127,310
	Contingent Rights — 0.00%
	Biotechnology — 0.00%
2,000	Allos Therapeutics, Inc. (a)*	—
500	Clinical Data, Inc. (a)(b) *	—
		—
	Electronic Manufacturing Services — 0.00%
1,000	Gerber Scientific, Inc. (a)(c) *	—
	Oil & Gas Refining & Marketing — 0.00%
7,574	CVR Energy, Inc. (a)*	—
	Total Contingent Rights	—
	Warrant — 0.00%
	Oil & Gas Exploration & Production — 0.00%
450	Magnum Hunter Resources Corp. (a)*	—
	Total Warrant	—
	U.S. Treasury Obligations — 0.04%
$35	U.S. Treasury Bills, 0.09%, 12/6/12 (d)(e)	35
14	U.S. Treasury Bills, 0.09%, 11/8/12 (d)(e)	14
	Total U.S. Treasury Obligations	49
	Time Deposit — 0.54%
688	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/12	688
	Total Time Deposit	688
	Mutual Fund — 0.42%
540,829	Alliance Money Market Fund Prime Portfolio, 0.08% (f)	541
	Total Mutual Fund	541
	Total Investments
	(cost $109,486) — 100.04%	128,588
	Liabilities in excess of other assets — (0.04)%	(45)
	Net Assets — 100.00%	$128,543

Amounts designated as " - " are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2012, and represents a Level 2 security. Refer to Note 2 in notes to portfolio of investments.
(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(d)	Rate disclosed represents effective yield at purchase.
(e)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(f)	The rate disclosed is the rate in effect on September 30, 2012.

NYS — New York Registered Shares
REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

The following table refects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Pzena Investment Management, LLC	SSgA Funds Management, Inc.	SSgA Funds Management, Inc. - Fundamental Value Index	Total

Common Stocks	20.06%	16.28%	16.91%	16.79%	29.00%	99.04%
Contingent Rights	-	-	-	0.00%	0.00%	0.00%
Warrant	-	-	-	0.00%	-	0.00%
U.S. Treasury Obligations	-	-	-	0.04%	-	0.04%
Time Deposit	0.15%	0.26%	0.13%	-	-	0.54%
Mutual Fund	-	-	-	0.37%	0.05%	0.42%
Other Assets (Liabilities)	-0.02%	-0.09%	0.06%	-0.06%	0.07%	-0.04%
Total Net Assets	20.19%	16.45%	17.10%	17.14%	29.12%	100.00%

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2012.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
6	Russell 2000 Mini Index Future	$501	12/24/12	$(10)
	Net Unrealized Appreciation/(Depreciation)			$(10)

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.73%
	Advertising — 0.53%
157,717	Harte-Hanks, Inc.	$1,093
	Aerospace & Defense — 2.78%
13,085	AAR Corp.	215
3,441	Alliant Techsystems, Inc.	172
6,654	Ceradyne, Inc.	163
3,566	Cubic Corp.	178
36,721	Curtiss-Wright Corp.	1,201
29,810	Engility Holdings, Inc. (a)	550
8,715	Esterline Technologies Corp. (a)	489
17,102	Exelis, Inc.	177
10,921	GeoEye, Inc. (a)	289
19,037	Huntington Ingalls Industries, Inc. (a)	800
8,770	Moog, Inc., Class - A (a)	332
2,456	National Presto Industries, Inc.	179
35,163	Orbital Sciences Corp. (a)	512
8,133	Triumph Group, Inc.	509
		5,766
	Agricultural Products — 0.09%
10,242	Darling International, Inc. (a)	187
	Air Freight & Logistics — 0.41%
33,541	Air Transport Services Group, Inc. (a)	147
4,083	Atlas Air Worldwide Holdings, Inc. (a)	211
8,648	Hub Group, Inc., Class - A (a)	257
17,100	UTI Worldwide, Inc.	230
		845
	Airlines — 1.03%
9,589	Alaska Air Group, Inc. (a)	336
25,269	Hawaiian Holdings, Inc. (a)	141
59,066	JetBlue Airways Corp. (a)	283
61,980	United Continental Holdings, Inc. (a)	1,209
16,597	US Airways Group, Inc. (a)	174
		2,143
	Alternative Carriers — 0.16%
35,328	Premiere Global Services, Inc. (a)	330
	Apparel Retail — 1.15%
61,422	Aeropostale, Inc. (a)	831
48,481	Casual Male Retail Group, Inc. (a)	224
19,935	Chico's FAS, Inc.	361
2,472	Francesca's Holdings Corp. (a)	76
4,430	Rue21, Inc. (a)	138
7,888	Shoe Carnival, Inc.	186
21,698	Stein Mart, Inc. (a)	185
4,652	The Buckle, Inc.	211
5,692	The Cato Corp., Class - A	169
		2,381
	Apparel, Accessories & Luxury Goods — 1.42%
8,868	G-III Apparel Group Ltd. (a)	318
6,160	Hanesbrands, Inc. (a)	197
8,800	Maidenform Brands, Inc. (a)	180
8,716	Movado Group, Inc.	294
109,870	The Jones Group, Inc.	1,414
8,078	Under Armour, Inc., Class - A (a)	451
3,700	Vera Bradley, Inc. (a)	88
		2,942
	Application Software — 2.24%
6,900	Advent Software, Inc. (a)	170
18,395	Compuware Corp. (a)	182
8,475	Ebix, Inc.	200
5,116	ePlus, Inc. (a)	201
4,024	Fair Isaac Corp.	178
9,877	Guidewire Software, Inc. (a)	307
6,627	Informatica Corp. (a)	231
5,736	JDA Software Group, Inc. (a)	182
11,080	Mentor Graphics Corp. (a)	171
25,486	Parametric Technology Corp. (a)	556
13,266	SolarWinds, Inc. (a)	739
10,250	The Ultimate Software Group, Inc. (a)	1,047
6,010	TIBCO Software, Inc. (a)	182
29,865	TiVo, Inc. (a)	311
		4,657
	Asset Management & Custody Banks — 0.88%
14,954	Calamos Asset Management, Inc., Class - A	174
28,431	Fifth Street Finance Corp.	312
25,400	Financial Engines, Inc. (a)	605
7,045	Main Street Capital Corp.	208
16,200	Waddell & Reed Financial, Inc., Class - A	531
		1,830
	Auto Parts & Equipment — 0.44%
4,724	Autoliv, Inc.	293
15,599	Federal-Mogul Corp. (a)	143
25,982	Modine Manufacturing Co. (a)	192
12,196	Standard Motor Products, Inc.	224
2,200	Tenneco, Inc. (a)	61
		913
	Automobile Manufacturers — 0.70%
16,130	Tesla Motors, Inc. (a)	472
26,750	Thor Industries, Inc.	972
		1,444
	Automotive Retail — 0.45%
3,685	Group 1 Automotive, Inc.	222
13,991	Lithia Motors, Inc., Class - A	466
12,540	Sonic Automotive, Inc., Class - A	238
		926
	Biotechnology — 1.97%
17,240	Amarin Corp. PLC - Sponsored ADR (a)	217
44,598	Arena Pharmaceuticals, Inc. (a)	371
81,477	Astex Pharmaceuticals, Inc. (a)	250
2,473	BioMarin Pharmaceutical, Inc. (a)	100
21,954	Cepheid, Inc. (a)	758
4,718	Cubist Pharmaceuticals, Inc. (a)	225
11,222	Emergent BioSolutions, Inc. (a)	159
14,260	Exact Sciences Corp. (a)	157
7,738	Genomic Health, Inc. (a)	268
13,400	InterMune, Inc. (a)	120
23,080	Isis Pharmaceuticals, Inc. (a)	325
27,362	Maxygen, Inc.	72
11,027	Myriad Genetics, Inc. (a)	298
40,927	Nanosphere, Inc. (a)	136
25,181	PDL BioPharma, Inc.	194
23,784	SciClone Pharmaceuticals, Inc. (a)	132
10,878	Spectrum Pharmaceuticals, Inc. (a)	127
3,375	United Therapeutics Corp. (a)	189
		4,098
	Building Products — 1.97%
7,521	A.O. Smith Corp.	433
10,900	Apogee Enterprises, Inc.	214
49,592	Fortune Brands Home & Security, Inc. (a)	1,339
105,916	Griffon Corp.	1,091
10,170	Lennox International, Inc.	492
4,110	Trex Co., Inc. (a)	140

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products (continued)
9,019	Universal Forest Products, Inc.	$375
		4,084
	Casinos & Gaming — 0.28%
2,989	Churchill Downs, Inc.	188
18,653	Monarch Casino & Resort, Inc. (a)	162
14,086	WMS Industries, Inc. (a)	231
		581
	Coal & Consumable Fuels — 0.18%
10,063	Cloud Peak Energy, Inc. (a)	182
22,042	Hallador Energy Co.	184
		366
	Commercial Printing — 0.20%
6,785	Deluxe Corp.	207
11,195	Ennis, Inc.	184
1,780	InnerWorkings, Inc. (a)	23
		414
	Commodity Chemicals — 0.31%
13,946	Methanex Corp.	398
3,278	Westlake Chemical Corp.	239
		637
	Communications Equipment — 0.98%
4,424	ADTRAN, Inc.	76
6,320	Anaren, Inc. (a)	126
18,736	Arris Group, Inc. (a)	240
11,854	Aruba Networks, Inc. (a)	267
5,898	Black Box Corp.	150
17,178	Globecomm Systems, Inc. (a)	191
12,559	Oplink Communications, Inc. (a)	208
16,597	Polycom, Inc. (a)	164
6,410	Procera Networks, Inc. (a)	151
13,440	Riverbed Technology, Inc. (a)	313
71,081	Westell Technologies, Inc., Class - A (a)	152
		2,038
	Computer & Electronics Retail — 0.71%
9,274	GameStop Corp., Class - A	195
15,140	hhgregg, Inc. (a)	104
43,238	RadioShack Corp.	103
21,213	Rent-A-Center, Inc.	744
8,842	REX American Resources Corp. (a)	159
14,620	Systemax, Inc. (a)	173
		1,478
	Computer Hardware — 0.14%
5,290	Stratasys, Inc. (a)	288
	Computer Storage & Peripherals — 0.78%
28,885	Fusion-io, Inc. (a)	874
6,367	Lexmark International, Inc., Class - A	142
12,476	QLogic Corp. (a)	143
5,140	Synaptics, Inc. (a)	123
8,986	Western Digital Corp.	348
		1,630
	Construction & Engineering — 1.44%
10,324	AECOM Technology Corp. (a)	218
8,746	Foster Wheeler AG (a)	209
2,760	Jacobs Engineering Group, Inc. (a)	112
11,468	MasTec, Inc. (a)	226
19,940	McDermott International, Inc. (a)	244
6,477	Michael Baker Corp. (a)	154
47,778	Pike Electric Corp. (a)	380
13,848	Primoris Services Corp.	181
15,985	Quanta Services, Inc. (a)	395
16,737	Sterling Construction Co., Inc. (a)	167
62,388	Tutor Perini Corp. (a)	714
		3,000
	Construction & Farm Machinery & Heavy Trucks — 1.32%
5,357	Alamo Group, Inc.	181
4,551	CNH Global NV - NYS (a)	177
25,500	Meritor, Inc. (a)	108
10,474	Miller Industries, Inc.	168
1,412	NACCO Industries, Inc., Class - A	177
5,841	Navistar International Corp. (a)	123
8,356	Oshkosh Corp. (a)	229
24,102	The Manitowoc Co., Inc.	322
7,017	Trinity Industries, Inc.	210
53,630	Wabash National Corp. (a)	382
4,155	WABCO Holdings, Inc. (a)	240
15,097	Westport Innovations, Inc. (a)	420
		2,737
	Construction Materials — 0.22%
9,920	Eagle Materials, Inc.	459
	Consumer Electronics — 0.25%
5,954	Harman International Industries, Inc.	275
13,681	Universal Electronics, Inc. (a)	240
		515
	Consumer Finance — 0.43%
3,912	Cash America International, Inc.	151
11,692	EZCORP, Inc., Class - A (a)	268
10,590	Green Dot Corp., Class - A (a)	130
7,381	Nelnet, Inc., Class - A	175
2,541	World Acceptance Corp. (a)	171
		895
	Data Processing & Outsourced Services — 1.19%
7,933	Broadridge Financial Solutions, Inc.	185
4,401	Cass Information Systems, Inc.	185
11,431	Convergys Corp.	179
9,162	CoreLogic, Inc. (a)	243
9,820	CSG Systems International, Inc. (a)	221
3,148	DST Systems, Inc.	178
23,119	Global Cash Access Holdings, Inc. (a)	186
2,813	Global Payments, Inc.	118
8,399	Jack Henry & Associates, Inc.	318
5,096	Syntel, Inc.	318
10,487	TeleTech Holdings, Inc. (a)	179
5,440	VeriFone Systems, Inc. (a)	151
		2,461
	Department Stores — 0.09%
2,609	Dillard's, Inc., Class - A	189
	Distributors — 0.07%
18,562	VOXX International Corp. (a)	139
	Diversified Banks — 0.08%
7,907	Banco Latinoamericano de Comercio Exterior SA, Class - E	175
	Diversified Chemicals — 0.85%
20,569	Cabot Corp.	752
15,008	FMC Corp.	831
8,131	Olin Corp.	177
		1,760

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Metals & Mining — 0.10%
14,000	Horsehead Holding Corp. (a)	$131
2,969	RTI International Metals, Inc. (a)	71
		202
	Diversified Real Estate Activities — 0.22%
9,825	Alexander & Baldwin, Inc. (a)	290
6,565	Coresite Realty Corp.	177
		467
	Diversified Real Estate Investment Trusts — 0.51%
40,448	CapLease, Inc.	209
7,682	Colonial Properties Trust	162
21,898	Cousins Properties, Inc.	174
66,859	Gramercy Capital Corp. (a)	201
2,472	PS Business Parks, Inc.	165
13,825	Winthrop Realty Trust, Inc.	149
		1,060
	Diversified Support Services — 0.15%
3,300	Higher One Holdings, Inc. (a)	44
4,500	Ritchie Bros. Auctioneers, Inc.	87
2,645	UniFirst Corp.	177
		308
	Education Services — 0.79%
7,955	Bridgepoint Education, Inc. (a)	81
4,800	Capella Education Co. (a)	168
26,042	DeVry, Inc.	593
2,861	ITT Educational Services, Inc. (a)	92
29,346	K12, Inc. (a)	593
26,981	Lincoln Educational Services Corp.	113
		1,640
	Electric Utilities — 0.92%
4,023	ALLETE, Inc.	168
6,276	Avista Corp.	162
4,029	Cleco Corp.	169
13,040	El Paso Electric Co.	447
4,047	IDACORP, Inc.	175
3,651	ITC Holdings Corp.	276
6,414	Portland General Electric Co.	173
7,880	The Empire District Electric Co.	170
4,255	UNS Energy Corp.	178
		1,918
	Electrical Components & Equipment — 1.93%
14,977	Belden, Inc.	552
51,299	Brady Corp., Class - A	1,502
14,039	Chase Corp.	258
9,045	Encore Wire Corp.	265
23,874	EnerSys (a)	842
19,004	GrafTech International Ltd. (a)	171
3,146	Hubbell, Inc., Class - B	254
2,967	Preformed Line Products Co.	161
		4,005
	Electronic Components — 1.09%
16,032	AVX Corp.	154
4,125	Dolby Laboratories, Inc., Class - A (a)	135
13,609	DTS, Inc. (a)	317
8,533	InvenSense, Inc. (a)	102
6,484	Littelfuse, Inc.	367
19,292	Rogers Corp. (a)	817
5,465	Universal Display Corp. (a)	188
18,334	Vishay Intertechnology, Inc. (a)	180
		2,260
	Electronic Equipment & Instruments — 0.54%
2,600	Itron, Inc. (a)	112
10,326	National Instruments Corp.	260
14,229	Newport Corp. (a)	157
5,405	OSI Systems, Inc. (a)	421
9,063	Rofin-Sinar Technologies, Inc. (a)	179
		1,129
	Electronic Manufacturing Services — 1.09%
45,455	Flextronics International Ltd. (a)	273
17,805	IPG Photonics Corp. (a)	1,020
12,055	Jabil Circuit, Inc.	226
6,925	Multi-Fineline Electronix, Inc. (a)	156
6,050	Plexus Corp. (a)	183
4,685	Trimble Navigation Ltd. (a)	223
18,599	TTM Technologies, Inc. (a)	176
		2,257
	Environmental & Facilities Services — 0.27%
4,562	Clean Harbors, Inc. (a)	223
76,894	Metalico, Inc. (a)	197
5,362	Republic Services, Inc., Class - A	147
		567
	Food Distributors — 0.15%
8,008	Nash Finch Co.	163
9,452	Spartan Stores, Inc.	145
		308
	Food Retail — 0.47%
10,696	Ingles Markets, Inc., Class - A	175
4,048	The Andersons, Inc.	153
10,874	The Fresh Market, Inc. (a)	652
		980
	Footwear — 1.04%
10,692	Deckers Outdoor Corp. (a)	392
9,849	Iconix Brand Group, Inc. (a)	180
12,595	R.G. Barry Corp.	186
31,781	Skechers USA, Inc., Class - A (a)	648
19,470	Tumi Holdings, Inc. (a)	458
6,563	Wolverine World Wide, Inc.	291
		2,155
	Forest Products — 0.06%
9,751	Louisiana-Pacific Corp. (a)	122
	Gas Utilities — 0.50%
3,830	Chesapeake Utilities Corp.	181
3,847	Southwest Gas Corp.	170
4,267	The Laclede Group, Inc.	184
15,784	UGI Corp.	501
		1,036
	General Merchandise Stores — 0.26%
6,262	Dollar Tree, Inc. (a)	302
16,378	Fred's, Inc., Class - A	233
		535
	Gold — 0.15%
5,880	Agnico-Eagle Mines Ltd.	305
	Health Care Distributors — 0.69%
4,202	MWI Veterinary Supply, Inc. (a)	448
26,148	Owens & Minor, Inc.	782
15,328	PharMerica Corp. (a)	194
		1,424
	Health Care Equipment — 2.21%
11,830	ABIOMED, Inc. (a)	248
32,912	CryoLife, Inc.	221

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment (continued)
8,860	Cyberonics, Inc. (a)	$464
60,191	DexCom, Inc. (a)	905
10,000	Globus Medical, Inc., Class - A (a)	180
7,646	Greatbatch, Inc. (a)	186
7,498	Hill-Rom Holdings, Inc.	218
47,708	Insulet Corp. (a)	1,030
11,338	Invacare Corp.	160
12,420	MAKO Surgical Corp. (a)	216
5,771	Sirona Dental Systems, Inc. (a)	329
18,500	Symmetry Medical, Inc. (a)	183
26,004	Syneron Medical Ltd. (a)	254
		4,594
	Health Care Facilities — 1.75%
5,614	AmSurg Corp. (a)	159
12,114	Assisted Living Concepts, Inc., Class - A	92
6,033	Community Health Systems, Inc. (a)	176
22,100	Health Management Associates, Inc., Class - A (a)	185
7,272	HealthSouth Corp. (a)	175
17,823	LifePoint Hospitals, Inc. (a)	763
3,724	National Healthcare Corp.	178
16,604	Select Medical Holdings Corp. (a)	187
31,621	Tenet Healthcare Corp. (a)	198
5,904	The Ensign Group, Inc.	181
68,072	VCA Antech, Inc. (a)	1,343
		3,637
	Health Care Services — 0.92%
15,740	Accretive Health, Inc. (a)	176
7,616	Almost Family, Inc. (a)	162
3,050	Catamaran Corp. (a)	299
2,745	Chemed Corp.	190
12,276	HMS Holdings Corp. (a)	410
9,978	LHC Group, Inc. (a)	184
4,270	MEDNAX, Inc. (a)	318
12,527	Providence Service Corp. (a)	163
		1,902
	Health Care Supplies — 0.54%
4,645	Neogen Corp. (a)	198
8,967	The Cooper Cos., Inc.	847
23,000	Unilife Corp. (a)	72
		1,117
	Health Care Technology — 0.76%
12,238	athenahealth, Inc. (a)	1,123
3,417	Medidata Solutions, Inc. (a)	142
10,070	Vocera Communications, Inc. (a)	311
		1,576
	Home Improvement Retail — 0.12%
5,035	Lumber Liquidators Holdings, Inc. (a)	255
	Homebuilding — 0.18%
9,865	Meritage Homes Corp. (a)	375
	Homefurnishing Retail — 0.72%
14,775	Kirkland's, Inc. (a)	147
42,894	Select Comfort Corp. (a)	1,353
		1,500
	Household Appliances — 0.24%
5,081	Helen of Troy Ltd. (a)	161
4,588	Snap-on, Inc.	330
		491
	Housewares & Specialties — 0.42%
11,285	American Greetings Corp., Class - A	190
8,050	CSS Industries, Inc.	165
13,565	Lifetime Brands, Inc.	162
6,662	Tupperware Brands Corp.	357
		874
	Human Resource & Employment Services — 0.17%
13,355	Kelly Services, Inc., Class - A	168
12,161	Korn/Ferry International (a)	187
		355
	Industrial Conglomerates — 0.38%
3,025	Carlisle Cos., Inc.	157
21,855	Kimball International, Inc., Class - B	267
78	Seaboard Corp. (a)	176
4,137	Standex International Corp.	184
		784
	Industrial Machinery — 4.06%
42,825	Actuant Corp., Class - A	1,226
9,431	Ampco-Pittsburgh Corp.	174
9,913	Briggs & Stratton Corp.	185
11,943	Chart Industries, Inc. (a)	882
23,506	CIRCOR International, Inc.	887
41,557	Harsco Corp.	853
5,613	IDEX Corp.	234
12,466	John Bean Technologies Corp.	204
4,132	Kaydon Corp.	92
9,051	Kennametal, Inc.	336
8,989	Lincoln Electric Holdings, Inc.	351
165,365	Mueller Water Products, Inc., Class - A	810
4,765	Pall Corp.	303
2,182	Pentair, Inc.	97
10,046	Proto Labs, Inc. (a)	340
8,018	Robbins & Myers, Inc.	478
4,410	Tennant Co.	189
2,337	The Middleby Corp. (a)	270
3,862	Valmont Industries, Inc.	508
		8,419
	Industrial Real Estate Investment Trusts — 0.21%
4,800	EastGroup Properties, Inc.	255
13,659	First Industrial Realty Trust, Inc. (a)	180
		435
	Integrated Oil & Gas — 0.27%
7,337	Interoil Corp. (a)	567
	Internet Software & Services — 3.87%
4,200	Akamai Technologies, Inc. (a)	161
8,648	Ancestry.com, Inc. (a)	260
13,509	Blucora, Inc. (a)	240
37,274	Cogent Communications Group, Inc.	857
4,400	comScore, Inc. (a)	67
5,420	Constant Contact, Inc. (a)	94
13,843	Demandware, Inc. (a)	439
18,547	Digital River, Inc. (a)	309
22,713	EarthLink, Inc.	162
26,362	Global Sources Ltd. (a)	173
7,600	Intralinks Holdings, Inc. (a)	50
6,415	j2 Global, Inc.	210
11,613	Keynote Systems, Inc.	168
25,547	LivePerson, Inc. (a)	463
24,187	Millennial Media, Inc. (a)	347
121,520	Monster Worldwide, Inc. (a)	891
46,201	QuinStreet, Inc. (a)	388
9,713	Rackspace Hosting, Inc. (a)	642

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
3,155	Splunk, Inc. (a)	$116
40,154	United Online, Inc.	222
11,788	ValueClick, Inc. (a)	203
3,700	VeriSign, Inc. (a)	180
4,330	Web.com Group, Inc. (a)	78
32,241	Yelp, Inc. (a)	872
5,765	Zillow, Inc., Class - A (a)	243
66,968	Zix Corp. (a)	192
		8,027
	Investment Banking & Brokerage — 0.84%
14,310	FXCM, Inc., Class - A	137
15,700	Jefferies Group, Inc.	215
31,252	KKR Financial Holdings LLC	314
10,858	Oppenheimer Holdings, Inc., Class - A	173
8,258	Raymond James Financial, Inc.	302
18,089	Stifel Financial Corp. (a)	608
		1,749
	IT Consulting & Other Services — 0.62%
11,812	Acxiom Corp. (a)	216
11,048	Booz Allen Hamilton Holding Corp.	153
3,116	CACI International, Inc., Class - A (a)	161
11,666	Computer Task Group, Inc. (a)	189
12,530	InterXion Holding NV (a)	285
7,323	ManTech International Corp., Class - A	176
1,750	MAXIMUS, Inc.	104
		1,284
	Leisure Facilities — 0.15%
5,275	Vail Resorts, Inc.	304
	Leisure Products — 0.83%
7,005	Arctic Cat, Inc. (a)	290
17,797	Brunswick Corp.	403
35,406	JAKKS Pacific, Inc.	516
8,626	Johnson Outdoors, Inc., Class - A (a)	185
35,607	Leapfrog Enterprises, Inc. (a)	321
		1,715
	Life & Health Insurance — 1.54%
95,114	American Equity Investment Life Holding Co.	1,106
6,118	FBL Financial Group, Inc., Class - A	203
1,190	National Western Life Insurance Co., Class - A	171
34,600	Primerica, Inc.	991
21,226	Protective Life Corp.	556
13,484	Symetra Financial Corp.	166
		3,193
	Life Sciences Tools & Services — 0.93%
35,913	Affymetrix, Inc. (a)	155
1,680	Bio-Rad Laboratories, Inc., Class - A (a)	179
15,110	Bruker Corp. (a)	198
5,204	Charles River Laboratories International, Inc. (a)	206
3,562	Covance, Inc. (a)	166
44,683	Harvard Bioscience, Inc. (a)	189
4,952	Illumina, Inc. (a)	239
12,878	Luminex Corp. (a)	250
6,109	PAREXEL International Corp. (a)	188
9,053	QIAGEN NV (a)	168
		1,938
	Managed Health Care — 0.35%
3,675	Magellan Health Services, Inc. (a)	189
18,077	Metropolitan Health Networks, Inc. (a)	169
9,182	Triple-S Management Corp., Class - B (a)	192
3,127	WellCare Health Plans, Inc. (a)	177
		727
	Marine — 0.24%
9,014	International Shipholding Corp.	152
2,563	Kirby Corp. (a)	142
9,825	Matson, Inc.	205
		499
	Marine Ports & Services — 0.09%
8,727	CAI International, Inc. (a)	179
	Metal & Glass Containers — 0.50%
7,496	AptarGroup, Inc.	388
17,581	Crown Holdings, Inc. (a)	646
		1,034
	Mortgage Real Estate Investment Trusts — 0.64%
23,475	Anworth Mortgage Asset Corp.	160
12,054	Capstead Mortgage Corp.	163
16,006	Dynex Capital, Inc.	172
23,793	New York Mortgage Trust, Inc.	168
27,497	Redwood Trust, Inc.	397
7,266	Walter Investment Management Corp. (a)	269
		1,329
	Movies & Entertainment — 0.33%
12,320	Imax Corp. (a)	245
28,810	Lions Gate Entertainment Corp. (a)	440
		685
	Multi-line Insurance — 0.31%
12,175	American Financial Group, Inc.	461
5,600	HCC Insurance Holdings, Inc.	190
		651
	Multi-Sector Holdings — 0.05%
4,811	PICO Holdings, Inc. (a)	110
	Multi-Utilities — 0.38%
8,328	Black Hills Corp.	296
4,562	NorthWestern Corp.	165
8,483	PNM Resources, Inc.	179
5,488	Vectren Corp.	157
		797
	Office Real Estate Investment Trusts — 0.81%
5,536	Alexandria Real Estate Equities, Inc.	407
14,007	Brandywine Realty Trust	171
8,833	CommonWealth REIT	129
16,937	Corporate Office Properties Trust	406
20,150	Lexington Realty Trust	195
19,485	Mission West Properties, Inc.	169
14,840	Parkway Properties, Inc.	198
		1,675
	Office Services & Supplies — 1.17%
102,106	American Reprographics Co. (a)	436
32,475	Herman Miller, Inc.	631
10,768	Sykes Enterprises, Inc. (a)	145
46,450	United Stationers, Inc.	1,209
		2,421
	Oil & Gas Drilling — 0.78%
15,806	Atwood Oceanics, Inc. (a)	718
11,896	Patterson-UTI Energy, Inc.	189

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Drilling (continued)
17,344	Unit Corp. (a)	$720
		1,627
	Oil & Gas Equipment & Services — 1.22%
8,802	C&J Energy Services, Inc. (a)	175
2,262	Core Laboratories NV	275
7,346	Dawson Geophysical Co. (a)	186
5,561	Dril-Quip, Inc. (a)	400
15,716	Matrix Service Co. (a)	166
11,721	Natural Gas Services Group, Inc. (a)	175
27,596	Newpark Resources, Inc. (a)	204
2,466	OYO Geospace Corp. (a)	302
14,582	RPC, Inc.	173
22,834	Superior Energy Services, Inc. (a)	469
		2,525
	Oil & Gas Exploration & Production — 1.46%
33,100	Abraxas Petroleum Corp. (a)	76
6,900	Berry Petroleum Co., Class - A	280
10,277	Bill Barrett Corp. (a)	255
7,246	Cabot Oil & Gas Corp.	325
16,750	Carrizo Oil & Gas, Inc. (a)	419
2,862	Contango Oil & Gas Co. (a)	141
4,714	Continental Resources, Inc. (a)	362
10,239	EPL Oil & Gas, Inc. (a)	208
13,300	Kodiak Oil & Gas Corp. (a)	124
61,400	Magnum Hunter Resources Corp. (a)	273
26,182	Renewable Energy Group, Inc. (a)	174
18,865	Swift Energy Co. (a)	394
		3,031
	Oil & Gas Refining & Marketing — 0.79%
6,336	CVR Energy, Inc. (a)	233
9,539	Delek US Holdings, Inc.	243
26,517	Green Plains Renewable Energy, Inc. (a)	156
21,649	Rex Energy Corp. (a)	289
19,948	World Fuel Services Corp.	710
		1,631
	Oil & Gas Storage & Transportation — 0.15%
20,735	Knightsbridge Tankers Ltd.	136
10,751	Ship Finance International Ltd.	169
		305
	Packaged Foods & Meats — 1.07%
7,869	Annie's, Inc. (a)	353
4,399	Cal-Maine Foods, Inc.	198
33,676	Chiquita Brands International, Inc. (a)	257
19,332	Dole Food Co., Inc. (a)	271
8,720	Ingredion, Inc.	481
22,888	Omega Protein Corp. (a)	157
41,415	Smart Balance, Inc. (a)	500
		2,217
	Paper Packaging — 0.23%
25,421	Boise, Inc.	223
6,957	Packaging Corp. of America	252
		475
	Paper Products — 0.30%
11,013	KapStone Paper & Packaging Corp. (a)	247
6,525	Neenah Paper, Inc.	187
10,408	P.H. Glatfelter Co.	185
		619
	Personal Products — 0.17%
10,876	Nutraceutical International Corp. (a)	172
4,073	USANA Health Sciences, Inc. (a)	189
		361
	Pharmaceuticals — 0.97%
5,196	Hi-Tech Pharmacal Co., Inc. (a)	172
7,703	Impax Laboratories, Inc. (a)	200
17,007	Nektar Therapeutics (a)	182
11,542	Obagi Medical Products, Inc. (a)	143
4,775	Par Pharmaceutical Cos., Inc. (a)	239
24,428	Pernix Therapeutics Holdings, Inc. (a)	182
2,341	Perrigo Co.	272
7,266	The Medicines Co. (a)	187
7,103	ViroPharma, Inc. (a)	215
2,670	Watson Pharmaceuticals, Inc. (a)	227
		2,019
	Property & Casualty Insurance — 2.50%
1,873	Alleghany Corp. (a)	646
9,131	American Safety Insurance Holdings Ltd. (a)	171
37,062	Argo Group International Holdings Ltd.	1,200
38,622	Aspen Insurance Holdings Ltd.	1,177
10,480	Fidelity National Financial, Inc., Class - A	224
39,967	First American Financial Corp.	866
13,536	Stewart Information Services Corp.	273
48,777	Universal Insurance Holdings, Inc.	188
11,731	W.R. Berkley Corp.	440
		5,185
	Publishing — 1.00%
5,927	Scholastic Corp.	188
76,690	Valassis Communications, Inc. (a)	1,894
		2,082
	Railroads — 0.13%
3,588	Kansas City Southern	272
	Regional Banks — 5.39%
4,928	Alliance Financial Corp.	198
11,566	BancorpSouth, Inc.	171
89,677	BBCN Bancorp, Inc. (a)	1,131
4,706	Camden National Corp.	174
79,464	CapitalSource, Inc.	602
5,888	Century Bancorp, Inc., Class - A	188
23,316	Columbia Banking System, Inc.	432
11,271	Cullen/Frost Bankers, Inc.	647
9,756	First Bancorp, Inc. Maine	171
997	First Citizens BancShares, Inc., Class - A	162
11,771	First Community Bancshares, Inc.	180
11,671	First Interstate BancSystem, Inc.	175
6,197	Great Southern Bancorp, Inc.	192
7,161	Heartland Financial USA, Inc.	195
8,598	IBERIABANK Corp.	394
8,601	International Bancshares Corp.	164
14,620	MainSource Financial Group, Inc.	188
149,570	National Penn Bancshares, Inc.	1,363
7,789	Peoples Bancorp, Inc.	178
13,372	Popular, Inc. (a)	233
12,576	PrivateBancorp, Inc.	201
7,840	Republic Bancorp, Inc., Class - A	172
14,046	Suffolk Bancorp (a)	206
65,500	Synovus Financial Corp.	155
126,312	TCF Financial Corp.	1,508
6,360	Texas Capital Bancshares, Inc. (a)	316
11,534	Union First Market Bankshares Corp.	180
20,145	Virginia Commerce Bancorp, Inc. (a)	176
41,147	Webster Financial Corp.	975

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Regional Banks (continued)
7,914	WesBanco, Inc.	$164
		11,191
	Reinsurance — 0.16%
3,084	Everest Re Group Ltd.	330
	Research and Consulting Services — 0.33%
28,522	CBIZ, Inc. (a)	172
7,437	ICF International, Inc. (a)	149
17,010	RPX Corp. (a)	191
7,070	VSE Corp.	173
		685
	Residential Real Estate Investment Trusts — 0.46%
11,073	Associated Estates Realty Corp.	168
11,926	Mid-America Apartment Communities, Inc.	779
		947
	Restaurants — 0.87%
288	Biglari Holdings, Inc. (a)	105
4,272	Bob Evans Farms, Inc.	167
5,835	Buffalo Wild Wings, Inc. (a)	500
29,730	Carrols Restaurant Group, Inc. (a)	171
4,688	CEC Entertainment, Inc.	141
953	Chuy's Holdings, Inc. (a)	24
2,648	Cracker Barrel Old Country Store, Inc.	178
1,635	Del Frisco's Restaurant Group, Inc. (a)	24
38,309	Denny's Corp. (a)	186
2,363	Papa John's International, Inc. (a)	126
24,686	Ruby Tuesday, Inc. (a)	179
		1,801
	Retail Real Estate Investment Trusts — 0.35%
7,276	Acadia Realty Trust	181
11,690	Pennsylvania Real Estate Investment Trust	185
13,714	Ramco-Gershenson Properties Trust	172
17,256	Retail Properties of America, Inc., Class - A	195
		733
	Security & Alarm Services — 0.09%
7,295	The Brink's Co.	187
	Semiconductor Equipment — 1.35%
12,550	Advanced Energy Industries, Inc. (a)	155
34,339	Amkor Technology, Inc. (a)	151
3,033	Cabot Microelectronics Corp.	107
11,372	Cymer, Inc. (a)	581
20,348	Entegris, Inc. (a)	165
20,660	MEMC Electronic Materials, Inc. (a)	57
5,898	MKS Instruments, Inc.	150
12,357	Teradyne, Inc. (a)	176
28,170	Ultratech, Inc. (a)	884
12,904	Veeco Instruments, Inc. (a)	387
		2,813
	Semiconductors — 3.38%
18,385	Alpha & Omega Semiconductor Ltd. (a)	158
7,844	Altera Corp.	267
9,345	Cavium, Inc. (a)	312
51,815	Cypress Semiconductor Corp.	555
61,354	Diodes, Inc. (a)	1,044
35,178	Fairchild Semiconductor International, Inc. (a)	462
35,610	GSI Technology, Inc. (a)	176
16,788	Integrated Silicon Solution, Inc. (a)	156
22,442	International Rectifier Corp. (a)	375
16,240	IXYS Corp. (a)	161
12,562	Maxim Integrated Products, Inc.	334
5,933	Mellanox Technologies Ltd. (a)	602
10,486	Microsemi Corp. (a)	210
23,350	Monolithic Power Systems, Inc. (a)	461
7,670	OmniVision Technologies, Inc. (a)	107
22,900	ON Semiconductor Corp. (a)	141
46,430	RF Micro Devices, Inc. (a)	183
11,234	Semtech Corp. (a)	283
3,613	Silicon Laboratories, Inc. (a)	133
25,946	Skyworks Solutions, Inc. (a)	611
16,086	Spansion, Inc., Class - A (a)	192
19,410	TriQuint Semiconductor, Inc. (a)	98
		7,021
	Soft Drinks — 0.08%
2,592	Coca-Cola Bottling Co. Consolidated	176
	Specialized Consumer Services — 0.49%
5,878	Coinstar, Inc. (a)	265
9,132	Hillenbrand, Inc.	166
11,775	Matthews International Corp., Class - A	351
9,517	Regis Corp.	175
2,221	Sotheby's	70
		1,027
	Specialized Finance — 0.94%
5,757	Encore Capital Group, Inc. (a)	163
34,929	Gain Capital Holdings, Inc.	172
11,300	Interactive Brokers Group, Inc., Class - A	158
3,610	Moody's Corp.	160
54,947	PHH Corp. (a)	1,118
7,574	The NASDAQ OMX Group, Inc.	176
		1,947
	Specialized Real Estate Investment Trusts — 0.95%
14,903	CubeSmart	192
98,188	DiamondRock Hospitality Co.	946
5,910	LaSalle Hotel Properties	158
7,138	Potlatch Corp.	267
39,014	Strategic Hotels & Resorts, Inc. (a)	234
15,672	Sunstone Hotel Investors, Inc. (a)	172
		1,969
	Specialty Chemicals — 1.05%
8,681	A. Schulman, Inc.	207
5,752	Albemarle Corp.	303
2,600	Celanese Corp., Series A	99
24,820	Flotek Industries, Inc. (a)	314
3,098	Innophos Holdings, Inc.	150
2,774	Minerals Technologies, Inc.	197
1,596	NewMarket Corp.	393
9,152	OM Group, Inc. (a)	170
3,758	Quaker Chemical Corp.	175
1,795	Stepan Co.	173
		2,181
	Specialty Stores — 0.65%
5,843	Cabela's, Inc. (a)	319
7,425	Five Below, Inc. (a)	290
25,060	OfficeMax, Inc.	196
3,954	Tractor Supply Co.	391
14,874	West Marine, Inc. (a)	158
		1,354
	Steel — 0.56%
8,120	Allegheny Technologies, Inc.	259
7,552	Carpenter Technology Corp.	395
10,494	Olympic Steel, Inc.	177

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Steel (continued)
6,308	Schnitzer Steel Industries, Inc., Class - A	$178
14,557	Steel Dynamics, Inc.	163
		1,172
	Systems Software — 1.35%
11,735	Allot Communications Ltd. (a)	311
13,209	AVG Technologies NV (a)	127
5,556	CommVault Systems, Inc. (a)	326
4,624	Fortinet, Inc. (a)	112
16,800	NetSuite, Inc. (a)	1,072
8,394	Progress Software Corp. (a)	179
30,799	Rovi Corp. (a)	447
4,835	Sourcefire, Inc. (a)	237
		2,811
	Technology Distributors — 1.44%
61,612	Ingram Micro, Inc., Class - A (a)	938
54,101	Insight Enterprises, Inc. (a)	946
16,465	PC Connection, Inc.	190
9,020	ScanSource, Inc. (a)	289
14,590	SYNNEX Corp. (a)	475
3,531	Tech Data Corp. (a)	160
		2,998
	Thrifts & Mortgage Finance — 1.18%
17,149	Astoria Financial Corp.	169
8,556	Bofl Holding, Inc. (a)	223
12,476	Dime Community Bancshares	180
9,737	First Defiance Financial Corp.	168
21,447	First Niagara Financial Group, Inc.	174
12,397	Flushing Financial Corp.	196
11,711	OceanFirst Financial Corp.	172
25,296	Provident Financial Services, Inc.	399
13,119	Walker & Dunlop, Inc. (a)	202
13,645	WSFS Financial Corp.	563
		2,446
	Tires & Rubber — 0.09%
9,410	Cooper Tire & Rubber Co.	180
	Tobacco — 0.09%
3,618	Universal Corp.	184
	Trading Companies & Distributors — 0.96%
13,950	Aircastle Ltd.	158
10,604	Applied Industrial Technologies, Inc.	439
5,269	GATX Corp.	224
8,600	MRC Global, Inc. (a)	212
9,819	SeaCube Container Leasing Ltd.	184
11,825	United Rentals, Inc. (a)	387
5,112	Watsco, Inc.	387
		1,991
	Trucking — 0.78%
1,909	AMERCO, Inc.	203
30,257	Con-way, Inc.	828
4,497	Landstar System, Inc.	213
4,771	Ryder System, Inc.	186
12,148	Universal Truckload Services, Inc.	194
		1,624
	Wireless Telecommunication Services — 0.70%
26,296	MetroPCS Communications, Inc. (a)	308
49,593	NII Holdings, Inc. (a)	389
6,360	SBA Communications Corp., Class - A (a)	400
8,001	Telephone & Data Systems, Inc.	205
13,261	USA Mobility, Inc.	158
		1,460
	Total Common Stocks	202,854
	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc. (a)(b)*	—
	Electronic Manufacturing Services — 0.00%
1,400	Gerber Scientific, Inc. (a)(c)*	—
	Oil & Gas Refining & Marketing — 0.00%
6,600	CVR Energy, Inc. (a)*	—
	Total Contingent Rights	—
	Time Deposit — 1.71%
$3,543	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/12	3,543
	Total Time Deposit	3,543
	Mutual Funds — 0.31%
114,563	Alliance Money Market Fund Prime Portfolio, 0.08% (d)	115
531,347	SSgA Prime Money Market Fund, 0.14% (d)	531
	Total Mutual Funds	646
	Total Investments
	(cost $176,183) — 99.75%	207,043
	Other assets in excess of liabilities — 0.25%	509
	Net Assets — 100.00%	$207,552

Amounts designated as "-" are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2012, and represents a Level 2 security. Refer to Note 2 in notes to portfolio of investments.
(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(d)	The rate disclosed is the rate in effect on September 30, 2012.

ADR — American Depositary Receipt

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

The following table refects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Cupps Capital Management, LLC	IronBridge Capital Management LP	Pzena Investment Management, LLC	SSgA Funds Management, Inc.	Total

Common Stocks	17.78%	13.55%	18.07%	18.80%	29.53%	97.73%
Contingent Rights	-	0.00%	-	-	0.00%	0.00%
Time Deposit	1.02%	-	0.44%	0.25%	-	1.71%
Mutual Funds	-	0.25%	-	-	0.06%	0.31%
Other Assets (Liabilities)	0.01%	0.18%	-0.04%	0.08%	0.02%	0.25%
Total Net Assets	18.81%	13.98%	18.47%	19.13%	29.61%	100.00%

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks — 98.99%
	Diversified Real Estate Activities — 1.75%
47,340	Coresite Realty Corp.	$1,275
	Diversified Real Estate Investment Trusts — 4.78%
59,470	American Assets Trust, Inc.	1,593
45,700	Excel Trust, Inc.	522
20,350	PS Business Parks, Inc.	1,360
		3,475
	Hotels, Resorts & Cruise Lines — 5.23%
28,880	Marriott International, Inc., Class - A	1,129
20,200	Starwood Hotels & Resorts Worldwide, Inc.	1,171
28,660	Wyndham Worldwide Corp.	1,504
		3,804
	Industrial Real Estate Investment Trusts — 2.76%
22,060	EastGroup Properties, Inc.	1,174
51,200	STAG Industrial, Inc.	832
		2,006
	Internet Software & Services — 0.64%
2,240	Equinix, Inc. (a)	462
	Mortgage Real Estate Investment Trust — 0.43%
15,900	Colony Financial, Inc.	310
	Office Real Estate Investment Trusts — 10.81%
36,220	Boston Properties, Inc.	4,007
81,280	Douglas Emmett, Inc.	1,875
44,110	Kilroy Realty Corp.	1,975
		7,857
	Real Estate Operating Companies — 3.40%
155,780	Forest City Enterprises, Inc., Class - A (a)	2,469
	Residential Real Estate Investment Trusts — 19.04%
43,670	American Campus Communities, Inc.	1,916
24,070	AvalonBay Communities, Inc.	3,273
38,520	Camden Property Trust	2,484
89,010	Education Realty Trust, Inc.	970
25,670	Equity Lifestyle Properties, Inc.	1,749
14,600	Essex Property Trust, Inc.	2,164
26,760	Post Properties, Inc.	1,284
		13,840
	Retail Real Estate Investment Trusts — 23.69%
43,540	Acadia Realty Trust	1,081
107,800	DDR Corp.	1,656
91,450	Glimcher Realty Trust	966
56,939	Simon Property Group, Inc.	8,644
18,750	Tanger Factory Outlet Centers, Inc.	606
44,910	Taubman Centers, Inc.	3,446
77,829	Westfield Group	820
		17,219
	Specialized Real Estate Investment Trusts — 26.46%
48,840	American Tower Corp.	3,487
51,000	HCP, Inc.	2,268
78,480	Health Care REIT, Inc.	4,532
28,720	LaSalle Hotel Properties	767
32,760	Public Storage	4,559
51,750	Rayonier, Inc.	2,536
98,100	Sunstone Hotel Investors, Inc. (a)	1,079
		19,228
	Total Common Stocks	71,945
	Time Deposit — 0.81%
$589	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/12	589
	Total Time Deposit	589
	Total Investments
	(cost $51,453) — 99.80%	72,534
	Other assets in excess of liabilities — 0.20%	149
	Net Assets — 100.00%	$72,683

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 69.86%
	Australia — 2.94%
4,918,158	Alumina Ltd. (Aluminum)	$4,336
69,919	Amcor Ltd. (Paper Packaging)	563
153,560	BHP Billiton Ltd. (Diversified Metals & Mining)	5,262
42,565	Boral Ltd. (Construction Materials)	169
7,841	Caltex Australia Ltd. (Oil & Gas Refining & Marketing)	134
1,407,006	Fortescue Metals Group Ltd. (Steel)	5,093
22,781	Iluka Resources Ltd. (Diversified Metals & Mining)	235
88,749	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	274
89,528	Lynas Corp. Ltd. (Diversified Metals & Mining) (a)	73
42,511	Newcrest Mining Ltd. (Gold)	1,285
20,576	Orica Ltd. (Commodity Chemicals)	531
61,691	Origin Energy Ltd. (Integrated Oil & Gas)	724
18,044	OZ Minerals Ltd. (Diversified Metals & Mining)	126
24,675	Rio Tinto Ltd. (Diversified Metals & Mining)	1,365
52,631	Santos Ltd. (Oil & Gas Exploration & Production)	620
8,649	Sims Metal Management Ltd. (Steel)	86
25,863	Whitehaven Coal Ltd. (Coal & Consumable Fuels)	77
36,056	Woodside Petroleum Ltd. (Oil & Gas Exploration & Production)	1,239
10,894	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	320
		22,512
	Austria — 0.07%
9,213	OMV AG (Integrated Oil & Gas)	323
6,257	Voestalpine AG (Steel)	187
		510
	Belgium — 0.09%
3,338	Solvay SA (Diversified Chemicals)	386
6,430	Umicore SA (Specialty Chemicals)	336
		722
	Bermuda — 0.16%
117,000	Huabao International Holdings Ltd. (Specialty Chemicals)	67
122,000	Kunlun Energy Co. Ltd. (Oil & Gas Exploration & Production)	214
15,700	Nabors Industries Ltd. (Oil & Gas Drilling) (a)	220
98,000	Nine Dragons Paper Holdings Ltd. (Paper Products)	49
18,303	Seadrill Ltd. (Oil & Gas Drilling)	715
		1,265
	Brazil — 1.16%
39,700	Companhia Siderurgica Nacional SA (CSN) (Steel)	225
14,700	Duratex SA (Forest Products)	96
13,100	Fibria Celulose SA (Paper Products) (a)	119
13,600	HRT Participacoes em Petroleo SA (Oil & Gas Exploration & Production) (a)	30
15,300	MMX Mineracao e Metalicos SA (Steel) (a)	38
72,844	OGX Petroleo e Gas Participacoes SA (Oil & Gas Exploration & Production) (a)	222
166,412	Petroleo Brasileiro SA (Integrated Oil & Gas)	1,905
196,500	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	4,508
18,403	Ultrapar Participacoes SA (Oil & Gas Storage & Transportation)	412
72,910	Vale SA (Steel)	1,304
		8,859
	Canada — 10.02%
9,600	Agnico-Eagle Mines Ltd. (Gold)	498
8,845	Agrium, Inc. (Fertilizers & Agricultural Chemicals)	918
16,200	ARC Resources Ltd. (Oil & Gas Exploration & Production)	394
17,028	Athabasca Oil Corp. (Integrated Oil & Gas) (a)	228
143,129	Barrick Gold Corp. (Gold)	5,983
6,600	Baytex Energy Corp. (Oil & Gas Exploration & Production)	314
8,200	Bonavista Energy Corp. (Oil & Gas Exploration & Production)	146
22,200	Cameco Corp. (Coal & Consumable Fuels)	433
142,143	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	4,387
27,000	Canadian Oil Sands Ltd. (Oil & Gas Exploration & Production)	578
42,114	Cenovus Energy, Inc. (Integrated Oil & Gas)	1,470
9,600	Centerra Gold, Inc. (Gold)	120
15,909	Crescent Point Energy Corp. (Oil & Gas Exploration & Production)	705
37,604	Eldorado Gold Corp. (Gold)	574
41,411	Enbridge, Inc. (Oil & Gas Storage & Transportation)	1,618
182,367	EnCana Corp. (Oil & Gas Exploration & Production)	3,995
11,100	Enerplus Corp. (Oil & Gas Exploration & Production)	184
309,700	First Quantum Minerals Ltd. (Diversified Metals & Mining)	6,602
7,300	Franco-Nevada Corp. (Gold)	430
121,895	Goldcorp, Inc. (Gold)	5,599
18,815	Husky Energy, Inc. (Integrated Oil & Gas)	506
21,200	IAMGOLD Corp. (Gold)	336
201,200	Imperial Oil Ltd. (Integrated Oil & Gas)	9,261
16,560	Imperial Oil Ltd. (Integrated Oil & Gas)	762
3,000	Inmet Mining Corp. (Diversified Metals & Mining)	143
353,000	Kinross Gold Corp. (Gold)	3,604
63,421	Kinross Gold Corp. (Gold)	649
7,100	Meg Energy Corp. (Oil & Gas Exploration & Production) (a)	270
24,100	New Gold, Inc. (Gold) (a)	295
29,500	Nexen, Inc. (Oil & Gas Exploration & Production)	747
19,700	Osisko Mining Corp. (Gold) (a)	195
14,500	Pacific Rubiales Energy Corp. (Oil & Gas Exploration & Production)	347
8,794	Pan American Silver Corp. (Precious Metals & Minerals)	189
15,969	Pembina Pipelines Corp. (Oil & Gas Storage & Transportation)	448
20,531	Pengrowth Energy Corp. (Oil & Gas Exploration & Production)	139

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
26,500	Penn West Petroleum Ltd. (Oil & Gas Exploration & Production)	$377
47,846	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	2,080
13,700	Precision Drilling Corp. (Oil & Gas Drilling) (a)	108
10,800	Progress Energy Resources Corp. (Oil & Gas Exploration & Production)	241
19,751	Silver Wheaton Corp. (Precious Metals & Minerals)	785
368,400	Sino-Forest Corp. (Forest Products) (a)*	—
296,389	Suncor Energy, Inc. (Integrated Oil & Gas)	9,753
57,486	Talisman Energy, Inc. (Oil & Gas Exploration & Production)	769
32,297	Teck Cominco Ltd., Class - B (Diversified Metals & Mining)	953
151,876	Teck Resources Ltd., Class - B (Diversified Metals & Mining)	4,473
7,145	Tourmaline Oil Corp. (Oil & Gas Exploration & Production) (a)	223
39,300	TransCanada Corp. (Multi-Utilities)	1,789
22,680	Turquoise Hill Resources Ltd. (Diversified Metals & Mining) (a)	193
170,600	Uranium Participation Corp. (Asset Management & Custody Banks) (a)	908
5,000	Vermilion Energy, Inc. (Oil & Gas Exploration & Production)	235
41,500	Yamana Gold, Inc. (Gold)	793
		76,747
	Cayman Islands — 0.03%
108,000	China Resources Cement Holdings Ltd. (Construction Materials)	63
94,000	China Shanshui Cement Group Ltd. (Construction Materials)	61
102,400	China Zhongwang Holdings Ltd. (Aluminum) (a)	39
60,000	Dongyue Group (Specialty Chemicals)	27
103,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	45
1,586	Veripos, Inc. (Marine Ports & Services) (a)	5
		240
	Chile — 0.05%
4,267	Cap SA (Steel)	149
60,721	Empresas CMPC SA (Paper Products)	239
		388
	China — 0.65%
206,000	Aluminum Corp. of China Ltd., H Shares (Aluminum) (a)	85
50,000	Angang Steel Co. Ltd., H Shares (Steel) (a)	26
69,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	215
67,500	BBMG Corp., H Shares (Construction Materials)	52
98,000	China BlueChemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	58
224,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	204
158,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	175
88,000	China Oilfield Services Ltd., H Shares (Oil & Gas Drilling)	160
932,515	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	871
189,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	734
34,500	CSG Holding Co. Ltd., Class - B (Construction Materials)	22
33,900	Inner Mongolia Yitai Coal Co. Ltd., Class - B (Coal & Consumable Fuels)	183
79,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	200
1,180,729	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	1,547
146,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Commodity Chemicals)	38
112,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	171
52,000	Zhaojin Mining Industry Co. Ltd., H Shares (Gold)	94
348,000	Zijin Mining Group Co. Ltd., H Shares (Gold)	140
		4,975
	Colombia — 0.14%
17,267	Cementos Argos SA (Construction Materials)	75
274,321	Ecopetrol SA (Integrated Oil & Gas)	808
16,566	Inversiones Argos SA (Construction Materials)	183
		1,066
	Curaçao — 1.76%
186,438	Schlumberger Ltd. (Oil & Gas Equipment & Services)	13,485
	Denmark — 0.05%
12,976	Novozymes A/S, B Shares (Specialty Chemicals)	358
	Finland — 0.08%
7,588	Neste Oil Oyj (Oil & Gas Refining & Marketing)	99
33,038	Stora Enso Oyj, R Shares (Paper Products)	205
29,601	UPM-Kymmene Oyj (Paper Products)	335
		639
	France — 1.23%
17,447	Air Liquide SA (Industrial Gases)	2,162
3,131	Arkema SA (Commodity Chemicals)	293
8,193	Compagnie Generale de Geophysique-Veritas (Oil & Gas Equipment & Services) (a)	258
1,779	Imerys SA (Precious Metals & Minerals)	104
11,284	Lafarge SA (Construction Materials)	608
5,537	Technip SA (Oil & Gas Equipment & Services)	616
108,981	Total SA (Integrated Oil & Gas)	5,405
		9,446
	Germany — 1.03%
51,310	BASF SE (Diversified Chemicals)	4,328
7,920	HeidelbergCement AG (Construction Materials)	415
9,687	K+S AG - Registered (Fertilizers & Agricultural Chemicals)	476
4,696	Lanxess AG (Diversified Chemicals)	390
9,549	Linde AG (Industrial Gases)	1,644
2,044	Salzgitter AG (Steel)	79
21,745	ThyssenKrupp AG (Steel)	462

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
933	Wacker Chemie AG (Specialty Chemicals)	$60
		7,854
	Hong Kong — 0.29%
999,302	CNOOC Ltd. (Oil & Gas Exploration & Production)	2,049
97,500	Fosun International (Steel)	47
100,000	Minmetals Resources Ltd. (Diversified Metals & Mining) (a)	38
178,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	48
55,000	Yingde Gases Group Co. Ltd. (Industrial Gases)	49
		2,231
	Hungary — 0.03%
2,381	MOL Hungarian Oil & Gas PLC (Integrated Oil & Gas)	197
	India — 0.90%
204,792	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing) (b)*	6,501
29,000	Sterlite Industries (India) Ltd. - Sponsored ADR (Diversified Metals & Mining)	220
27,000	Tata Steel Ltd. - Sponsored GDR, Registered Shares (Steel)	204
		6,925
	Indonesia — 0.11%
835,500	PT Adaro Energy Tbk (Coal & Consumable Fuels)	131
904,500	PT Bumi Resources Tbk (Coal & Consumable Fuels)	69
22,000	PT Indo Tambangraya Megah Tbk (Coal & Consumable Fuels)	97
84,000	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	179
168,500	PT Semen Gresik (Persero) Tbk (Construction Materials)	255
45,000	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	76
156,000	PT Vale Indonesia Tbk (Diversified Metals & Mining)	48
		855
	Ireland — 0.70%
40,023	CRH PLC (Construction Materials)	771
225,012	CRH PLC (Construction Materials)	4,331
24,761	James Hardie Industries SE (Construction Materials)	223
		5,325
	Israel — 0.05%
26,684	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	324
129	The Israel Corp. Ltd. (Fertilizers & Agricultural Chemicals)	82
		406
	Italy — 0.48%
134,283	Eni SpA (Integrated Oil & Gas)	2,936
14,760	Saipem SpA (Oil & Gas Equipment & Services)	709
		3,645
	Japan — 1.20%
9,000	Air Water, Inc. (Industrial Gases)	110
71,000	Asahi Kasei Corp. (Commodity Chemicals)	367
33,000	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)	61
17,000	Daicel Corp. (Specialty Chemicals)	102
16,000	Daido Steel Co. Ltd. (Steel)	74
27,000	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	84
5,500	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	74
9,000	Hitachi Metals Ltd. (Steel)	80
1,300	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	107
122	INPEX Corp. (Oil & Gas Exploration & Production)	728
1,700	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	68
25,900	JFE Holdings, Inc. (Steel)	342
10,200	JSR Corp. (Specialty Chemicals)	167
125,144	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	685
16,000	Kaneka Corp. (Commodity Chemicals)	77
13,000	Kansai Paint Co. Ltd. (Specialty Chemicals)	144
142,000	Kobe Steel Ltd. (Steel) (a)	113
18,800	Kuraray Co. Ltd. (Commodity Chemicals)	214
2,800	Maruichi Steel Tube Ltd. (Steel)	60
76,500	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	293
22,000	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	111
64,000	Mitsubishi Materials Corp. (Diversified Metals & Mining)	202
47,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	92
5,500	Nippon Paper Group, Inc. (Paper Products)	65
284,082	Nippon Steel Corp. (Steel)	583
42,000	Nisshin Steel Co. Ltd. (Steel)	45
9,300	Nitto Denko Corp. (Specialty Chemicals)	443
48,000	Oji Paper Co. Ltd. (Paper Products)	146
22,815	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	1,284
85,000	Showa Denko K.K. (Diversified Chemicals)	135
11,200	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	59
86,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	219
190,000	Sumitomo Metal Industries Ltd. (Steel)	285
29,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	366
64,000	Taiheiyo Cement Corp. (Construction Materials)	138
15,000	Taiyo Nippon Sanso Corp. (Industrial Gases)	79
53,000	Teijin Ltd. (Commodity Chemicals)	130
16,000	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	139
82,000	Toray Industries, Inc. (Commodity Chemicals)	486
30,000	Tosoh Corp. (Commodity Chemicals)	57
58,000	Ube Industries Ltd. (Diversified Chemicals)	125
2,500	Yamato Kogyo Co. Ltd. (Steel)	74
		9,213
	Jersey — 1.17%
1,431,385	Glencore International PLC (Diversified Metals & Mining)	7,929

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jersey (continued)
14,605	Petrofac Ltd. (Oil & Gas Equipment & Services)	$376
5,120	Randgold Resources Ltd. (Gold)	630
		8,935
	Luxembourg — 0.73%
47,793	ArcelorMittal (Steel)	686
277,500	ArcelorMittal - NYS (Steel)	4,007
15,868	Subsea 7 SA (Oil & Gas Equipment & Services)	366
26,517	Tenaris SA (Oil & Gas Equipment & Services)	541
		5,600
	Malaysia — 0.08%
52,300	Bumi Armada Berhad (Oil & Gas Equipment & Services)	63
25,500	Lafarge Malayan Cement Berhad (Construction Materials)	74
135,200	Petronas Chemicals Group Berhad (Commodity Chemicals)	283
13,000	Petronas Dagangan Berhad (Oil & Gas Refining & Marketing)	96
118,200	SapuraKencana Petroleum Berhad (Oil & Gas Equipment & Services) (a)	90
		606
	Mexico — 0.25%
597,716	Cemex SAB de CV (Construction Materials) (a)	497
213,134	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)	705
7,850	Industrias Penoles SA de CV (Precious Metals & Minerals)	387
42,466	Mexichem SAB de CV (Commodity Chemicals)	203
36,300	Minera Frisco SAB de CV, Class - A1 (Diversified Metals & Mining) (a)	154
		1,946
	Mongolia — 0.36%
6,049,000	Mongolian Mining Corp. (Diversified Metals & Mining) (a)	2,762
	Netherlands — 1.95%
13,075	Akzo Nobel NV (Diversified Chemicals)	739
2,589	Core Laboratories NV (Oil & Gas Equipment & Services)	314
3,853	Fugro NV (Oil & Gas Equipment & Services)	262
8,905	Koninklijke DSM NV (Diversified Chemicals)	444
147,400	LyondellBasell Industries NV, Class - A (Specialty Chemicals)	7,615
157,233	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	5,438
9,899	SBM Offshore NV (Oil & Gas Equipment & Services) (a)	141
		14,953
	New Zealand — 0.03%
38,632	Fletcher Building Ltd. (Construction Materials)	223
	Norway — 1.13%
9,508	Aker Solutions ASA (Oil & Gas Equipment & Services)	180
50,798	Norsk Hydro ASA (Aluminum)	238
62,407	Statoil ASA (Integrated Oil & Gas)	1,612
237,300	Statoil ASA - Sponsored ADR (Integrated Oil & Gas)	6,120
10,504	Yara International ASA (Fertilizers & Agricultural Chemicals)	526
		8,676
	Papua New Guinea — 0.68%
679,707	Oil Search Ltd. (Oil & Gas Exploration & Production)	5,230
	Peru — 0.55%
108,800	Compania de Minas Buenaventura SA - Sponsored ADR (Gold)	4,239
	Poland — 0.12%
2,934	Grupa Lotos SA (Oil & Gas Refining & Marketing) (a)	29
2,488	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining)	71
7,887	KGHM Polska Miedz SA (Diversified Metals & Mining)	375
18,219	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing) (a)	259
102,417	Polskie Gornictwo Naftowe i Gazownictwo SA (Integrated Oil & Gas) (a)	130
35,895	Synthos SA (Commodity Chemicals)	64
		928
	Portugal — 0.03%
13,186	Galp Energia SGPS SA, B Shares (Integrated Oil & Gas)	214
	Russia — 1.08%
297,632	Gazprom OAO - Sponsored GDR (Integrated Oil & Gas)	3,003
18,423	LUKOIL (Integrated Oil & Gas)	1,135
10,112	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	622
8,895	Mechel OAO - Sponsored ADR (Steel)	63
26,770	Mining & Metallurgical Co. Norilsk Nickel OJSC - Sponsored ADR (Diversified Metals & Mining)	423
5,084	NovaTek OAO - Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	601
3,950	Novolipetsk Steel - Sponsored GDR, Registered Shares (Steel)	78
88,641	Rosneft Oil Co. OJSC - Sponsored GDR, Registered Shares (Integrated Oil & Gas)	596
11,561	Severstal - Sponsored GDR, Registered Shares (Steel)	145
40,266	Surgutneftegas - Sponsored ADR (Integrated Oil & Gas)	367
13,248	Tatneft - Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	549
3,640	TMK OAO - Sponsored GDR, Registered Shares (Oil & Gas Equipment & Services) *	46
15,528	Uralkali - Sponsored GDR, Registered Shares (Fertilizers & Agricultural Chemicals)	642
		8,270
	South Africa — 1.76%
6,147	African Rainbow Minerals Ltd. (Diversified Metals & Mining)	120

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
56,402	Anglo Platinum Ltd. (Precious Metals & Minerals)	$2,904
21,252	AngloGold Ashanti Ltd. (Gold)	748
70,800	AngloGold Ashanti Ltd. - Sponsored ADR (Gold)	2,482
10,610	ArcelorMittal South Africa Ltd. (Steel) (a)	52
2,065	Assore Ltd. (Diversified Metals & Mining)	82
7,144	Exxaro Resources Ltd. (Diversified Metals & Mining)	138
40,357	Gold Fields Ltd. (Gold)	518
21,135	Harmony Gold Mining Co. Ltd. (Gold)	177
28,226	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	472
4,541	Kumba Iron Ore Ltd. (Steel)	275
13,757	Northam Platinum Ltd. (Precious Metals & Minerals)	50
27,561	Pretoria Portland Cement Co. Ltd. (Construction Materials)	96
31,249	Sappi Ltd. (Paper Products) (a)	89
30,606	Sasol Ltd. (Integrated Oil & Gas)	1,371
87,000	Sasol Ltd. - Sponsored ADR (Integrated Oil & Gas)	3,878
		13,452
	South Korea — 0.57%
2,575	Cheil Industries, Inc. (Diversified Chemicals)	235
1,680	Dongkuk Steel Mill Co. Ltd. (Steel)	25
2,929	GS Holdings (Oil & Gas Refining & Marketing)	176
4,670	Hanwha Chemical Corp. (Commodity Chemicals)	90
2,690	Hanwha Chemical Corp. (Commodity Chemicals)	84
817	Honam Petrochemical Corp. (Commodity Chemicals)	195
1,370	Hyosung Corp. (Commodity Chemicals)	77
1,920	Hyundai Hysco (Steel)	82
3,025	Hyundai Steel Co. (Steel)	240
675	Korea Kumho Petrochemical Co. Ltd. (Commodity Chemicals)	75
485	Korea Zinc Co. Ltd. (Diversified Metals & Mining)	213
2,220	KP Chemical Corp. (Commodity Chemicals)	26
2,585	LG Chem Ltd. (Commodity Chemicals)	771
885	OCI Co. Ltd. (Diversified Chemicals)	143
3,630	POSCO (Steel)	1,194
2,551	S-Oil Corp. (Oil & Gas Refining & Marketing)	243
3,376	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing)	512
		4,381
	Spain — 0.91%
5,941	Acerinox SA (Steel)	67
355,218	Repsol YPF SA (Integrated Oil & Gas)	6,887
		6,954
	Sweden — 0.17%
15,489	Boliden AB (Diversified Metals & Mining)	258
2,941	Holmen AB, B Shares (Paper Products)	81
12,146	Lundin Petroleum AB (Oil & Gas Exploration & Production) (a)	296
9,263	SSAB AB, A Shares (Steel)	66
32,290	Svenska Cellulosa AB, B Shares (Paper Products)	600
		1,301
	Switzerland — 1.15%
466	Givaudan SA - Registered (Specialty Chemicals)	442
13,650	Holcim Ltd. - Registered (Construction Materials)	870
107,900	Noble Corp. (Oil & Gas Drilling)	3,861
112	Sika AG (Specialty Chemicals)	229
5,289	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	1,977
19,238	Transocean Ltd. (Oil & Gas Drilling)	858
42,300	Weatherford International Ltd. (Oil & Gas Equipment & Services) (a)	536
		8,773
	Taiwan — 0.41%
111,240	Asia Cement Corp. (Construction Materials)	141
99,000	China Petrochemical Development Corp. (Commodity Chemicals)	84
638,435	China Steel Corp. (Steel)	583
27,000	Feng Hsin Iron & Steel Co. Ltd. (Steel)	47
159,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	428
65,000	Formosa Petrochemical Corp. (Oil & Gas Refining & Marketing)	196
222,000	Formosa Plastics Corp. (Commodity Chemicals)	635
28,000	LCY Chemical Corp. (Commodity Chemicals)	41
264,000	Nan Ya Plastics Corp. (Commodity Chemicals)	530
181,000	Taiwan Cement Corp. (Construction Materials)	224
43,000	Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	117
33,000	TSRC Corp. (Commodity Chemicals)	73
46,000	Tung Ho Steel Enterprise Corp. (Steel)	47
		3,146
	Thailand — 0.18%
7,950	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	101
80,600	Indorama Ventures Public Co. Ltd. (Commodity Chemicals)	76
594,100	IRPC Public Co. Ltd. - NVDR (Oil & Gas Refining & Marketing)	82
65,400	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	346
94,855	PTT Global Chemical Public Co. Ltd. (Diversified Chemicals)	194
47,800	PTT Public Co. Ltd. (Integrated Oil & Gas)	511
45,400	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	96
		1,406
	Turkey — 0.04%
46,673	Eregli Demir ve Celik Fabrikalari TAS (Steel)	58
2,762	Koza Altin Isletmeleri AS (Gold)	59

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
7,156	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	$163
		280
	United Kingdom — 8.67%
18,693	AMEC PLC (Oil & Gas Equipment & Services)	346
73,967	Anglo American PLC (Diversified Metals & Mining)	2,170
22,179	Antofagasta PLC (Diversified Metals & Mining)	452
831,995	BG Group PLC (Integrated Oil & Gas)	16,792
551,287	BHP Billiton PLC (Diversified Metals & Mining)	17,134
752,005	BP PLC (Integrated Oil & Gas)	5,300
166,900	BP PLC - Sponsored ADR (Integrated Oil & Gas)	7,070
7,620	Croda International PLC (Specialty Chemicals)	298
13,471	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	67
17,562	Evraz PLC (Steel)	70
11,506	Johnson Matthey PLC (Specialty Chemicals)	448
12,234	Kazakhmys PLC (Diversified Metals & Mining)	137
9,421	Lonmin PLC (Precious Metals & Minerals)	85
49,434	Rexam PLC (Metal & Glass Containers)	347
76,637	Rio Tinto PLC (Diversified Metals & Mining)	3,570
6,822	Rowan Cos. PLC, Class - A (Oil & Gas Drilling) (a)	230
147,499	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	5,235
50,228	Tullow Oil PLC (Oil & Gas Exploration & Production)	1,111
227,338	Vedanta Resources PLC (Diversified Metals & Mining)	3,777
116,022	Xstrata PLC (Diversified Metals & Mining)	1,794
		66,433
	United States — 24.62%
11,736	Air Products & Chemicals, Inc. (Industrial Gases)	971
4,100	Airgas, Inc. (Industrial Gases)	337
4,778	Albemarle Corp. (Specialty Chemicals)	252
59,424	Alcoa, Inc. (Aluminum)	526
5,700	Allegheny Technologies, Inc. (Steel)	182
360,500	Alpha Natural Resources, Inc. (Coal & Consumable Fuels) (a)	2,369
137,197	Anadarko Petroleum Corp. (Oil & Gas Exploration & Production)	9,593
21,515	Apache Corp. (Oil & Gas Exploration & Production)	1,860
106,625	Baker Hughes, Inc. (Oil & Gas Equipment & Services)	4,823
8,700	Ball Corp. (Metal & Glass Containers)	368
11,800	Cabot Oil & Gas Corp. (Oil & Gas Exploration & Production)	530
89,046	Cameron International Corp. (Oil & Gas Equipment & Services) (a)	4,993
8,800	Celanese Corp., Series A (Specialty Chemicals)	334
3,630	CF Industries Holdings, Inc. (Fertilizers & Agricultural Chemicals)	807
183,546	Chesapeake Energy Corp. (Oil & Gas Exploration & Production)	3,464
145,273	Chevron Corp. (Integrated Oil & Gas)	16,933
4,700	Cimarex Energy Co. (Oil & Gas Exploration & Production)	275
8,000	Cliffs Natural Resources, Inc. (Steel)	313
112,423	Cobalt International Energy, Inc. (Oil & Gas Exploration & Production) (a)	2,504
5,500	Concho Resources, Inc. (Oil & Gas Exploration & Production) (a)	521
170,711	ConocoPhillips (Integrated Oil & Gas)	9,761
145,300	CONSOL Energy, Inc. (Coal & Consumable Fuels)	4,366
2,562	Continental Resources, Inc. (Oil & Gas Exploration & Production) (a)	197
8,500	Crown Holdings, Inc. (Metal & Glass Containers) (a)	312
22,100	Denbury Resources, Inc. (Oil & Gas Exploration & Production) (a)	357
21,491	Devon Energy Corp. (Oil & Gas Exploration & Production)	1,300
3,830	Diamond Offshore Drilling, Inc. (Oil & Gas Drilling)	252
42,900	Dril-Quip, Inc. (Oil & Gas Equipment & Services) (a)	3,084
51,590	E.I. du Pont de Nemours & Co. (Diversified Chemicals)	2,593
7,745	Eastman Chemical Co. (Diversified Chemicals)	442
16,848	Ecolab, Inc. (Specialty Chemicals)	1,092
4,100	Energen Corp. (Oil & Gas Exploration & Production)	215
65,906	EOG Resources, Inc. (Oil & Gas Exploration & Production)	7,385
8,000	EQT Corp. (Oil & Gas Exploration & Production)	472
58,100	Exxon Mobil Corp. (Integrated Oil & Gas)	5,313
3,855	FMC Corp. (Diversified Chemicals)	214
13,300	FMC Technologies, Inc. (Oil & Gas Equipment & Services) (a)	616
324,513	Freeport-McMoRan Copper & Gold, Inc. (Diversified Metals & Mining)	12,844
51,448	Halliburton Co. (Oil & Gas Equipment & Services)	1,733
6,100	Helmerich & Payne, Inc. (Oil & Gas Drilling)	290
17,053	Hess Corp. (Integrated Oil & Gas)	916
11,767	HollyFrontier Corp. (Oil & Gas Refining & Marketing)	486
4,600	International Flavors & Fragrances, Inc. (Specialty Chemicals)	274
23,100	International Paper Co. (Paper Products)	839
5,119	Kinder Morgan Management LLC (Oil & Gas Storage & Transportation) (a)	391
24,080	Kinder Morgan, Inc. (Oil & Gas Storage & Transportation)	855
39,134	Marathon Oil Corp. (Integrated Oil & Gas)	1,157
129,043	Marathon Petroleum Corp. (Oil & Gas Refining & Marketing)	7,044
2,628	Martin Marietta Materials, Inc. (Construction Materials)	218
9,600	MeadWestvaco Corp. (Paper Products)	294

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
29,872	Monsanto Co. (Fertilizers & Agricultural Chemicals)	$2,719
10,300	Murphy Oil Corp. (Integrated Oil & Gas)	553
79,834	National Oilwell Varco, Inc. (Oil & Gas Equipment & Services)	6,396
7,600	Newfield Exploration Co. (Oil & Gas Exploration & Production) (a)	238
27,675	Newmont Mining Corp. (Gold)	1,550
9,860	Noble Energy, Inc. (Oil & Gas Exploration & Production)	914
17,600	Nucor Corp. (Steel)	673
73,737	Occidental Petroleum Corp. (Integrated Oil & Gas)	6,346
9,300	Owens-Illinois, Inc. (Metal & Glass Containers) (a)	174
276,200	Patterson-UTI Energy, Inc. (Oil & Gas Drilling)	4,375
131,100	Peabody Energy Corp. (Coal & Consumable Fuels)	2,922
194,869	Phillips 66 (Oil & Gas Refining & Marketing)	9,036
47,713	Pioneer Natural Resources Co. (Oil & Gas Exploration & Production)	4,981
7,900	Plains Exploration & Production Co. (Oil & Gas Exploration & Production) (a)	296
8,618	PPG Industries, Inc. (Diversified Chemicals)	990
16,730	Praxair, Inc. (Industrial Gases)	1,738
10,000	QEP Resources, Inc. (Oil & Gas Exploration & Production)	317
9,000	Range Resources Corp. (Oil & Gas Exploration & Production)	629
4,000	Rock-Tenn Co., Class - A (Paper Packaging)	289
9,900	Sealed Air Corp. (Paper Packaging)	153
6,700	Sigma-Aldrich Corp. (Specialty Chemicals)	482
9,560	Southern Copper Corp. (Diversified Metals & Mining)	329
122,169	Southwestern Energy Co. (Oil & Gas Exploration & Production) (a)	4,249
36,078	Spectra Energy Corp. (Oil & Gas Storage & Transportation)	1,059
5,983	Sunoco, Inc. (Oil & Gas Refining & Marketing)	280
8,859	Superior Energy Services, Inc. (Oil & Gas Equipment & Services) (a)	182
73,900	Tesoro Corp. (Oil & Gas Refining & Marketing)	3,096
66,085	The Dow Chemical Co. (Diversified Chemicals)	1,914
78,611	The Mosaic Co. (Fertilizers & Agricultural Chemicals)	4,529
4,951	The Sherwin-Williams Co. (Specialty Chemicals)	737
32,737	The Williams Cos., Inc. (Oil & Gas Storage & Transportation)	1,145
56,500	Tidewater, Inc. (Oil & Gas Equipment & Services)	2,742
8,700	Ultra Petroleum Corp. (Oil & Gas Exploration & Production) (a)	191
8,200	United States Steel Corp. (Steel)	156
31,200	Valero Energy Corp. (Oil & Gas Refining & Marketing)	988
7,300	Vulcan Materials Co. (Construction Materials)	345
3,500	Walter Energy, Inc. (Diversified Metals & Mining)	114
73,100	Whiting Petroleum Corp. (Oil & Gas Exploration & Production) (a)	3,463
		188,557
	Total Common Stocks	535,128
	Preferred Stocks — 0.82%
	Brazil — 0.74%
12,900	Bradespar SA - Preferred (Steel)	178
9,500	Braskem SA - Preferred, Class - A (Commodity Chemicals)	67
48,300	Gerdau SA - Preferred (Steel)	457
26,100	Klabin SA - Preferred (Paper Packaging)	136
15,700	Metalurgica Gerdau SA - Preferred (Steel)	190
234,775	Petroleo Brasileiro SA - Preferred (Integrated Oil & Gas)	2,589
26,600	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Steel)	134
112,011	Vale SA - Preferred (Steel)	1,947
		5,698
	Chile — 0.04%
5,418	Sociedad Quimica y Minera de Chile SA - Preferred, Class - B (Fertilizers & Agricultural Chemicals)	335
	Colombia — 0.01%
5,474	Inversiones Argos SA - Preferred (Construction Materials)	60
	Russia — 0.02%
86	AK Transneft OAO - Preferred (Oil & Gas Storage & Transportation)	158
	South Korea — 0.01%
488	LG Chem Ltd. - Preferred (Commodity Chemicals)	44
	Total Preferred Stocks	6,295
	Right — 0.00%
	France — 0.00%
8,193	Compagnie Generale De Geophysique-Veritas (Oil & Gas Equipment & Services) (a)	13
	Total Right	13
	Warrant — 0.00%
	United States — 0.00%
5,760	Kinder Morgan, Inc. (Oil & Gas Storage & Transportation) (a)	20
	Total Warrant	20
	Commercial Papers — 0.21%
	Spain — 0.07%
$500	Santander Commercial Paper SA, 2.19%, 4/2/13 (Diversified Banks) (c)	495
	United States — 0.14%
1,100	Standard Chartered Bank PLC, 0.95%, 9/26/13 (Diversified Banks) (c)	1,091
	Total Commercial Papers	1,586

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds — 0.49%
$400	Citigroup, Inc., 6.50%, 8/19/13 (Other Diversified Financial Services)	$420
1,400	HSBC Finance Corp., 0.71%, 1/15/14 (Other Diversified Financial Services) (d)	1,391
1,000	Morgan Stanley, MTN, 6.00%, 5/13/14 (Investment Banking & Brokerage)	1,060
800	SLM Corp., MTN, 6.25%, 1/25/16 (Consumer Finance)	868
	Total Corporate Bonds	3,739
	Asset Backed Securities — 0.52%
492	AIMCO, Series 2005-AA, Class A1B, 0.71%, 10/20/19 (b)(d)	472
388	Avenue CLO Ltd., Series 2004-1A, Class A1L, 0.78%, 2/15/17 (b)(d)	386
1,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.97%, 8/15/18 (b)(d)	1,047
600	Commercial Industrial Finance Corp., Series 2007-1A, Class A1L, 0.70%, 5/10/21 (b)(d)	576
643	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF11, Class A2D, 0.56%, 11/25/35 (d)	607
830	Oak Hill Credit Partners, Series 2005-4A, Class A1B, 0.68%, 5/17/21 (b)(d)	816
91	Whitney CLO Ltd., Series 2004-1X, Class A1LA, 0.71%, 3/1/17 (d)	91
	Total Asset Backed Securities	3,995
	Collateralized Mortgage Obligations — 1.00%
400	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.80%, 4/10/49 (d)	466
899	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 0.92%, 9/25/34 (d)	872
333	Commercial Mortgage Pass-Through Certificates, Series 2006-FL12, Class A2, 0.32%, 12/15/20 (b)(d)	327
842	Fannie Mae, Series 2006-98, Class FA, 0.65%, 10/25/36 (d)	848
800	Freddie Mac, Series 278, Class F1, 0.69%, 9/15/42 (d)	803
1,045	Freddie Mac, Series 3096, Class FX, 0.67%, 5/15/32 (d)	1,049
522	Freddie Mac, Series 3179, Class FP, 0.60%, 7/15/36 (d)	524
1,000	Goldman Sachs Mortgage Securities Corp. II, Series 2007-EOP, Class A2, 1.26%, 3/6/20 (b)(d)	999
127	Granite Mortgages PLC, Series 2004-2, Class 2A1, 0.52%, 6/20/44 (d)	160
953	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C1, Class A1, 3.85%, 6/15/15 (b)	1,019
626	Wells Fargo Mortgage Backed Securities Trust, Series 2005-14, Class 1A9, 5.50%, 12/25/35	632
	Total Collateralized Mortgage Obligations	7,699
	Global Bonds — 0.41%
	France — 0.05%
300	Dexia Credit Local SA NY, Series B, MTN (d)(e)	386
	Germany — 0.36%
2,100	FMS Wertmanagement (Diversified Banks) (e)	2,794
	Total Global Bonds	3,180
	U.S. Government Agency Securities — 5.71%
5,000	Fannie Mae, 0.16%, 2/13/13 (f)	4,999
300	Fannie Mae, 0.18%, 2/20/13 (f)	300
1,000	Fannie Mae, 0.16%, 2/27/13 (f)	1,000
2,700	Fannie Mae, 1.92%, 10/9/19 (f)	2,375
4,400	Fannie Mae, 2.70%, 3/28/22, Callable 3/28/13 @ 100.00	4,457
4,000	Federal Home Loan Bank, 0.14%, 11/14/12 (f)	4,000
5,300	Federal Home Loan Bank, 0.17%, 2/20/13 (f)	5,298
100	Federal Home Loan Bank, 0.15%, 2/22/13 (f)	100
4,200	Freddie Mac, 0.16%, 1/3/13 (c)	4,199
6,400	Freddie Mac, 0.16%, 1/22/13 (c)	6,399
1,300	Freddie Mac, 0.17%, 2/11/13 (f)	1,300
1,000	Freddie Mac, 0.18%, 2/25/13 (f)	1,000
1,400	Freddie Mac, 0.15%, 2/26/13 (f)	1,400
800	Freddie Mac, 0.14%, 3/5/13 (f)	800
5,600	Freddie Mac, 0.55%, 2/13/15, Callable 2/13/14 @ 100.00	5,621
500	Freddie Mac, 2.50%, 10/2/19, Callable 10/2/14 @ 100.00	518
	Total U.S. Government Agency Securities	43,766
	U.S. Treasury Obligations — 3.61%
500	U.S. Treasury Bills, 0.12%, 1/24/13 (c)	500
2,040	U.S. Treasury Bills, 0.13%, 1/31/13 (c)	2,039
800	U.S. Treasury Bills, 0.13%, 2/7/13 (c)	800
2,900	U.S. Treasury Bills, 0.14%, 2/14/13 (c)	2,899
5,200	U.S. Treasury Bills, 0.14%, 2/21/13 (c)	5,198
2,400	U.S. Treasury Bills, 0.13%, 3/7/13 (c)	2,399
390	U.S. Treasury Bills, 0.16%, 4/4/13 (c)	390
74	U.S. Treasury Bills, 0.17%, 5/30/13 (c)	74
9,100	U.S. Treasury Bills, 0.17%, 8/22/13 (c)	9,087
660	U.S. Treasury Bills, 0.17%, 9/19/13 (c)	659
200	U.S. Treasury Inflation Index Note, 2.00%, 7/15/14	259
100	U.S. Treasury Inflation Index Note, 1.88%, 7/15/15	129
3,200	U.S. Treasury Note, 0.25%, 5/31/14	3,201
	Total U.S. Treasury Obligations	27,634
	Yankee Dollars — 1.06%
	France — 0.07%
500	Dexia Credit Local SA NY (Diversified Banks)	500
	Netherlands — 0.48%
3,485	Achmea Hypotheekbank NV (Diversified Banks) (b)	3,654
	Norway — 0.12%
500	Kommunalbanken AS (Diversified Banks) (d)	500

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	Norway (continued)
$400	Nordea Eiendomskreditt AS (Diversified Banks)	$415
		915
	Switzerland — 0.10%
750	UBS AG Stamford CT (Diversified Banks)	762
	United Kingdom — 0.13%
1,000	HSBC Bank PLC (Diversified Banks) (b)	1,017
	United States — 0.16%
1,000	Merrill Lynch & Co., Series E (Investment Banking & Brokerage) (d)	1,264
	Total Yankee Dollars	8,112
	Time Deposit — 1.10%
8,423	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/12	8,423
	Total Time Deposit	8,423
	Mutual Fund — 0.08%
601,085	Alliance Money Market Fund Prime Portfolio, 0.08% (g)	601
	Total Mutual Fund	601
	Call Options Purchased — 0.02%
7	Crude Oil Future
	Expiring November, 2013 at $117	23
25	Crude Oil Future
	Expiring February, 2013 at $130	44
5	Crude Oil Future
	Expiring November, 2015 at $145	10
29	Natural Gas Future
	Expiring December, 2012 at $4	46
	Total Call Options Purchased (Cost $205)	123
	Put Options Purchased — 0.01%
14	Brent Crude Future
	Expiring November, 2012 at $85	2
14	Brent Crude Future
	Expiring November, 2012 at $75	14
10	Copper Future
	Expiring December, 2012 at $7,000 *	16
3	Electrolyic Copper Future
	Expiring May, 2013 at $7,250 *	23
4	Heating Oil Future
	Expiring February, 2013 at $250	6
	Total Put Options Purchased (Cost $184)	61
	Repurchase Agreements — 14.31%
$22,900	Bank of America, 0.13%, 10/1/12 (Purchased on 9/28/12, proceeds at maturity $22,900,249 collateralized by U.S. Treasury Notes, 1.75%, 5/15/22 fair value $23,372,466)	22,900
2,400	Barclays Capital, Inc., 0.25%, 10/1/12 (Purchased on 9/28/12, proceeds at maturity $2,400,050 collateralized by U.S. Treasury Inflation Protected Note, 0.13%, 7/15/22 fair value $2,454,508)	2,400
22,900	BNP Paribas, 0.18%, 10/1/12 (Purchased on 9/28/12, proceeds at maturity $22,900,344 collateralized by U.S. Treasury Notes, 0.25%, 9/15/15 fair value $23,358,166)	22,900
16,300	Credit Suisse Securities, 0.20%, 10/1/12 (Purchased on 9/28/12, proceeds at maturity $16,300,272 collateralized by U.S. Treasury Note, 1.25%, 4/15/14 fair value $16,628,604)	16,300
5,300	Credit Suisse Securities, 0.28%, 10/1/12 (Purchased on 9/28/12, proceeds at maturity $5,300,124 collateralized by U.S. Treasury Note, 0.25%, 2/28/14 fair value $5,418,384)	5,300
22,900	Deutsche Bank Securities, Inc., 0.15%, 10/1/12 (Purchased on 9/28/12, proceeds at maturity $22,900,287 collateralized by U.S. Treasury Notes, 0.13%, 7/31/14 fair value $23,358,178)	22,900
16,900	Morgan Stanley & Co., LLC, 0.20%, 10/1/12 (Purchased on 9/28/12, proceeds at maturity $16,900,282 collateralized by U.S. Treasury Inflation Protected Bond, 3.38%, 4/15/32 fair value $17,238,125)	16,900
	Total Repurchase Agreements	109,600
	Total Investments
	(cost $725,337) — 99.21%	759,975
	Other assets in excess of liabilities — 0.79%	6,009
	Net Assets — 100.00%	$765,984

Amounts designated as “-” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2012, and represents a Level 2 security. Refer to Note 2 in notes to portfolio of investments.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Rate disclosed represents effective yield at purchase.
(d)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2012.
(e)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(f)	Zero Coupon Security. Effective rate shown is as of September 30, 2012.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

(g)	The rate disclosed is the rate in effect on September 30, 2012.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
MTN — Medium Term Note
NVDR — Non-Voting Depository Receipt
NYS — New York Registered Shares

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

The following table refects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Commodity Returns Strategy Portfolio	PIMCO	SSgA Funds Management, Inc. - Commodity Stock Index	Wellington Management Company, LLP; Global National Resources Equity Strategy	Wellington Management Company, LLP; Commodity Futures Strategy	Total

Common Stocks	-	33.61%	36.13%	0.12%	69.86%
Preferred Stocks	-	0.82%	-	-	0.82%
Right	-	0.00%	-	-	0.00%
Warrant	-	0.00%	-	-	0.00%
Commercial Papers	0.21%	-	-	-	0.21%
Corporate Bonds	0.49%	-	-	-	0.49%
Asset Backed Securities	0.52%	-	-	-	0.52%
Collateralized Mortgage Obligations	1.00%	-	-	-	1.00%
Global Bonds	0.41%	-	-	-	0.41%
U.S. Government Agency Securities	5.71%	-	-	-	5.71%
U.S. Treasury Obligations	3.61%	-	-	-	3.61%
Yankee Dollars	1.06%	-	-	-	1.06%
Time Deposit	0.09%	-	1.00%	0.01%	1.10%
Mutual Fund	-	0.08%	-	-	0.08%
Call Options Purchased	0.01%	-	-	0.01%	0.02%
Put Options Purchased	0.00%	-	-	0.01%	0.01%
Repurchase Agreements	1.01%	-	-	13.30%	14.31%
Other Assets (Liabilities)	-0.15%	0.17%	-0.05%	0.82%	0.79%
Total Net Assets	13.97%	34.68%	37.08%	14.27%	100.00%

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2012.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions ^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
33	90 Day Euro Future	$8,166	3/15/16	$15
69	Brent Crude Future	7,755	10/17/12	(68)
(44)	Brent Crude Future	(4,626)	11/15/13	(108)
13	Coffee "C" Future	846	12/19/12	(55)
116	Corn Future	4,386	12/17/12	(211)
14	Corn Future	532	3/15/13	3
10	Cotton No. 2 Future	353	12/7/12	(6)
42	Gas Oil Future	4,119	10/12/12	(32)
(8)	Gas Oil Future	(773)	12/13/12	(55)
4	Gasoline RBOB Future	491	11/1/12	3
9	Gasoline RBOB Future	959	12/2/13	(37)
125	Gold Future	22,174	12/28/12	2,047
29	Hard Red Winter Wheat Future	1,345	12/17/12	39
12	Heating Oil Future	1,592	11/1/12	(9)
36	Lean Hogs Future	1,062	12/17/12	8
6	Live Cattle Future	299	1/2/13	(7)
78	London Metal Exchange Aluminum Future	4,122	12/18/12	84
63	London Metal Exchange Copper Future	12,933	12/18/12	(70)
35	London Metal Exchange Lead Future	1,996	12/18/12	142
20	London Metal Exchange Nickel Future	2,217	12/18/12	218
67	London Metal Exchange Zinc Future	3,512	12/18/12	312
132	Mill Wheat Euro Future	2,237	1/11/13	191
92	Mill Wheat Euro Future	1,377	11/12/13	50
6	Natural Gas Future	226	12/28/12	(60)
8	Natural Gas Future	341	12/30/13	23
11	Natural Gas Future	416	1/30/13	34
17	Natural Gas Future	638	2/27/13	89
39	Natural Gas Future	1,632	2/27/14	176
5	Natural Gas Future	187	3/27/13	6
28	Natural Gas Future	930	10/31/12	47
42	Platinum Future	3,506	1/30/13	206
10	Red Spring Wheat Future	479	12/17/12	32
25	Silver Future	4,322	12/27/12	921
35	Soybean Future	2,805	1/15/13	(28)
4	Soybean Future	313	3/15/13	(8)
4	Soybean Future	304	5/15/13	(2)
2	Soybean Future	160	11/15/12	17
76	Sugar #11 Future	1,738	3/1/13	18
(31)	UK Natural Gas Future	(932)	10/31/12	6
(29)	UK Natural Gas Future	(943)	11/30/12	23
(3)	Wheat Future	(137)	3/15/13	(1)
26	Wheat Future	1,127	7/15/13	30
(18)	Wheat Future	(812)	12/17/12	(228)
(45)	Wheat Future	(1,968)	12/16/13	(33)
14	White Sugar Future	394	2/14/13	8
48	WTI Crude Future	4,518	5/22/13	(14)
70	WTI Crude Future	6,479	11/19/12	(691)
13	WTI Crude Future	1,214	11/21/13	52
13	WTI Crude Future	1,214	11/20/13	(5)
	Net Unrealized Appreciation/(Depreciation)			$3,072

^Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)

	Currencies Purchased
47,065	Brazilian Real	Barclays Bank	10/2/12	$23	$23	$-
47,065	Brazilian Real	JPMorgan Chase	12/4/12	23	23	-
25,827	Chinese Renminbi	JPMorgan Chase	2/1/13	4	4	-
678,000	Euro	Barclays Bank	12/17/12	868	872	4
2,059,000	Euro	Goldman Sachs	12/17/12	2,656	2,648	(8)
330,007	Euro	Westpac Banking Corp.	10/3/12	424	424	-
164,515	Mexican Peso	JPMorgan Chase	12/3/12	12	13	1
158	Singapore Dollar	JPMorgan Chase	10/22/12	-	-	-
	Total Currencies Purchased			$4,010	$4,007	$(3)

	Currencies Sold
47,065	Brazilian Real	JPMorgan Chase	10/2/12	$23	$23	$-
37,000	British Pound Sterling	Credit Suisse	12/12/12	59	60	(1)
3,333,000	Euro	Credit Suisse	12/17/12	4,299	4,286	13
300,000	Euro	Barclays Bank	12/17/12	389	386	3
	Total Currencies Sold			$4,770	$4,755	$15
	Net Unrealized Appreciation/(Depreciation)					$12

Amounts designated as "-" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(320)	Call Option on an Interest Rate swap, withDeutsche Bank, based on the US Dollar 5 - Year Interest	$2	$(37)	$(124)	3/19/13	$(87)
(320)	Put Option on an Interest Rate swap, withDeutsche Bank, based on the US Dollar 5 - Year Interest	2	(63)	(2)	3/19/13	61
(40)	Put Option on an Interest Rate swap, withDeutsche Bank, based on the US Dollar 5 - Year Interest	2	(4)	-	3/19/13	4
(5)	Call - Corn Future Option	950	(4)	(1)	11/26/12	3
(25)	Call - Crude Oil Future Option	130	(72)	(44)	2/11/13	28
(1)	Call - Gold Future Option	1,800	(2)	(2)	10/26/12	-
(2)	Call - Soyabean Future Option	1,900	(5)	(2)	2/25/13	3
(4)	Put - Brent Crude Oil Future Option	87	(8)	(7)	2/11/13	1
(5)	Put - Brent Crude Oil Future Option	75	(10)	-	11/13/12	10
(6)	Put - Brent Crude Oil Future Option	90	(27)	(24)	5/17/13	3
(10)	Put - Copper Future Option	6,000	(31)	(5)	12/6/12	26
(36)	Put - Corn Future Option	450	(19)	-	11/26/12	19
(10)	Put - Corn Future Option	600	(26)	-	11/26/12	26
(10)	Put - Corn Future Option	650	(9)	(1)	11/26/12	8
(31)	Put - Corn No 2 Future Option	600	(73)	(77)	11/25/13	(4)
(6)	Put - Crude Oil Future Option	70	(18)	(1)	11/14/12	17
(5)	Put - Crude Oil Future Option	70	(37)	(31)	11/18/15	6
(7)	Put - Crude Oil Future Option	77	(34)	(36)	11/18/13	(2)
(22)	Put - Natural Gas Future Option	3	(52)	(7)	12/27/12	45
(5)	Put - Wheat Oil Future Option	760	(4)	(1)	11/26/12	3
	Total		$(535)	$(365)		$170

Amounts designated as "-" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

SWAP Agreements^

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)

Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (b)	$4,970	$-	$(194)	10/18/12	$(194)
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (b)	$3,149	-	(166)	8/30/13	(166)
Total Return Swap Agreement with Deutsche Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	$-	-	(29)	2/15/13	(29)
Total Return Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	$-	-	(51)	2/15/13	(51)
Total Return Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	$-	-	(31)	2/15/13	(31)
Total Return Swap Agreement with Barclays Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	$-	-	393	10/10/12	393
Total Return Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	$-	-	(234)	2/15/13	(234)
Total Return Swap Agreement with Deutsche Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	$-	551	(57)	2/15/13	(608)
Total Return Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	$-	-	(277)	2/15/13	(277)
Variance Swap Agreement with Deutsche Bank, based on the 3 Month, 30 Year Index (b)	$200	17	14	12/10/12	(3)
Variance Swap Agreement with Goldman Sachs Bank, based on the 3 Month, 30 Year Index (b)	$400	34	28	12/10/12	(6)
Variance Swap Agreement with Deutsche Bank, based on the WTI Crude Index ^, $0.123 (b)	$50	-	3	10/17/12	3
Variance Swap Agreement with Goldman Sachs International, based on the Gold Index, $0.068 (b)	$100	-	3	6/3/13	3
Variance Swap Agreement with Goldman Sachs International, based on the Gold Index, $0.051 (b)	$170	-	2	2/27/13	2
Variance Swap Agreement with Goldman Sachs International, based on the Dow-Jones UBS Index, $0.036 (b)	$100	-	1	12/03/12	1
Variance Swap Agreement with Barclays Bank, based on the Gold Index, $0.055 (b)	$170	-	2	3/13/13	2
Variance Swap Agreement with JPMorgan Chase Bank, based on the Gold Index, $0.076 (b)	$170	-	-	10/1/14	-
Variance Swap Agreement with Deutsche Bank, based on the LPM4 Index, $0.111 (a)	$(120)	-	4	6/5/14	4
Variance Swap Agreement with Deutsche Bank, based on the Gold Index, $0.089 (b)	$130	-	5	6/5/14	5
Variance Swap Agreement with Deutsche Bank, based on the Gold Index, $0.089 (b)	$180	-	4	5/28/13	4
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, $0.068 (a)	$(170)	-	(4)	5/28/13	(4)
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, $0.074 (a)	$(100)	-	(3)	6/3/13	(3)
Variance Swap Agreement with JPMorgan Chase Bank, based on the Gold Index, $0.051 (b)	$440	-	5	2/21/13	5
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, $0.050 (b)	$260	-	2	3/1/13	2
Variance Swap Agreement with JPMorgan Chase Bank, based on the Gold Index, $0.052 (b)	$300	-	4	2/21/13	4
Variance Swap Agreement with JPMorgan Chase Bank, based on the Gold Index, $0.052 (b)	$500	-	6	2/21/13	6
Variance Swap Agreement with Deutsche Bank, based on the Gold Index, $0.052 (b)	$90	-	1	3/8/13	1
Variance Swap Agreement with JPMorgan Chase Bank, based on the Corn Index, $0.098 (a)	$(90)	-	(2)	4/29/13	(2)
Variance Swap Agreement with Barclays Bank, based on the S&P 500 Index, $0.075 (b)	$200	-	3	12/23/13	3
Variance Swap Agreement with Goldman Sachs International, based on the S&P 500 Index, $0.073 (b)	$300	-	4	12/20/13	4
Commodity Forward Swap Agreement with Deutsche Bank, based on the Gold Index, $1,771 (b)	$-	-	(1)	12/31/12	(1)
Commodity Forward Swap Agreement with Deutsche Bank, based on the Wheat Index, $770 (a)	$(27)	-	(36)	10/22/12	(36)
Commodity Forward Swap Agreement with Deutsche Bank, based on the Mill Wheat Index, $262 (b)	$1	-	59	10/22/12	59
Commodity Forward Swap Agreement with Deutsch Bank, based on the Platinum Index, $1,424 (b)	$-	-	99	10/31/12	99
Commodity Forward Swap Agreement with Goldman Sachs International, based on the Platinum Index, $1,404 (b)	$-	-	26	10/11/12	26
Commodity Forward Swap Agreement with Goldman Sachs International, based on the Platinum Index, $1,614 (b)	$-	-	(16)	10/11/12	(16)
Commodity Forward Swap Agreement with Goldman Sachs, based on the Platinum Index, $1,398 (b)	$-	-	81	10/11/12	81
Interest Rate Swap Agreement with Barclays Bank, based on the CME, 1.60% (c)	10,400 (CAD)	-	8	6/16/15	8
Interest Rate Swap Agreement with Deutsche Bank, based on the Consumers NSA, 2.50% (c)	$500	1	-	7/15/22	(1)
		$603	$(344)		$(947)

Amounts designated as "-" are $0 or have been rounded to $0.

^Cash has been pledged as collateral for swap agreements held by the Portfolio.

(a) The Portfolio makes periodic payments when credit spreads, as represented by the Reference Entity, widen.

(b) The Portfolio receives periodic payments when credit spreads, as represented by the Reference Entity, widen.

(c) The Portfolio receives based on stated index and pays the fixed rate.

CAD - Canadian Dollar

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.65%
	Australia — 3.21%
222,933	Amcor Ltd. (Paper Packaging)	$1,794
129,403	AMP Ltd. (Life & Health Insurance)	581
27,726	APA Group (Gas Utilities)	136
8,605	ASX Ltd. (Specialized Finance)	264
121,356	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	3,115
18,316	Bendigo & Adelaide Bank Ltd. (Regional Banks)	146
90,690	CFS Retail Property Trust (Retail Real Estate Investment Trusts)	182
150,951	Coca-Cola Amatil Ltd. (Soft Drinks)	2,123
71,897	Commonwealth Bank of Australia (Diversified Banks)	4,159
237,765	Dexus Property Group (Diversified Real Estate Investment Trusts)	234
401,949	Fairfax Media Ltd. (Publishing)	173
69,036	Goodman Group (Industrial Real Estate Investment Trusts)	284
64,212	GPT Group (Diversified Real Estate Investment Trusts)	226
104,394	Harvey Norman Holdings Ltd. (General Merchandise Stores)	210
73,841	Iluka Resources Ltd. (Diversified Metals & Mining)	760
14,906	Macquarie Group Ltd. (Investment Banking & Brokerage)	440
138,426	Metcash Ltd. (Food Distributors)	508
167,890	Mirvac Group (Diversified Real Estate Investment Trusts)	249
101,464	National Australia Bank Ltd. (Diversified Banks)	2,682
30,327	Newcrest Mining Ltd. (Gold)	917
56,471	OZ Minerals Ltd. (Diversified Metals & Mining)	395
101,947	QBE Insurance Group Ltd. (Property & Casualty Insurance)	1,369
77,680	SP AusNet (Electric Utilities)	84
114,025	Stockland Trust Group (Diversified Real Estate Investment Trusts)	395
57,876	Suncorp Group Ltd. (Property & Casualty Insurance)	555
73,161	Sydney Airport (Airport Services)	240
132,484	Tabcorp Holdings Ltd. (Casinos & Gaming)	379
239,395	Tatts Group Ltd. (Casinos & Gaming)	673
728,678	Telstra Corp. Ltd. (Integrated Telecommunication Services)	2,962
122,960	Toll Holdings, Ltd. (Air Freight & Logistics)	562
240,009	Transurban Group (Highways & Railtracks)	1,494
182,915	Wesfarmers Ltd. (Hypermarkets & Super Centers)	6,499
127,290	Westfield Group (Retail Real Estate Investment Trusts)	1,341
128,097	Westfield Retail Trust (Retail Real Estate Investment Trusts)	384
143,165	Westpac Banking Corp. (Diversified Banks)	3,690
27,145	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	796
		41,001
	Austria — 0.27%
35,519	Andritz AG (Industrial Machinery)	2,011
29,377	OMV AG (Integrated Oil & Gas)	1,028
33,014	Telekom Austria AG (Integrated Telecommunication Services)	233
4,783	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	203
		3,475
	Belgium — 1.14%
124,692	Anheuser-Busch InBev NV (Brewers)	10,602
14,724	Belgacom SA (Integrated Telecommunication Services)	449
19,761	Delhaize Group (Food Retail)	763
3,912	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	290
2,958	Mobistar SA (Wireless Telecommunication Services)	93
15,285	Telenet Group Holding NV (Alternative Carriers)	685
30,977	UCB SA (Pharmaceuticals)	1,703
		14,585
	Bermuda — 0.37%
120,364	Seadrill Ltd. (Oil & Gas Drilling)	4,702
	Brazil — 0.16%
14,400	Banco Bradesco SA - Sponsored ADR (Diversified Banks)	231
73,700	Hypermarcas SA (Personal Products) (a)	536
111,400	Oi SA (Integrated Telecommunication Services)	538
168,522	Oi SA - Sponsored ADR (Integrated Telecommunication Services)	677
24,941	Oi SA - Sponsored ADR (Integrated Telecommunication Services)	124
		2,106
	British Virgin Islands — 0.13%
108,416	Arcos Dorados Holdings, Inc., Class - A (Restaurants)	1,673
	Canada — 2.12%
24,100	Barrick Gold Corp. (Gold)	1,007
88,700	CAE, Inc. (Aerospace & Defense)	950
87,200	Cameco Corp. (Coal & Consumable Fuels)	1,699
137,014	Canadian Pacific Railway Ltd. (Railroads)	11,357
47,000	Cenovus Energy, Inc. (Integrated Oil & Gas)	1,641
109,800	Centerra Gold, Inc. (Gold) (b)	1,375
103,800	EnCana Corp. (Oil & Gas Exploration & Production)	2,274
20,200	First Quantum Minerals Ltd. (Diversified Metals & Mining)	431
56,700	Inmet Mining Corp. (Diversified Metals & Mining)	2,696
15,300	Intact Financial Corp. (Property & Casualty Insurance)	931
10,400	Onex Corp. (Multi-Sector Holdings)	411
70,700	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)	1,454
14,900	Telus Corp. (Integrated Telecommunication Services)	932
		27,158
	Cayman Islands — 0.00%
17,500	Stella International Holdings Ltd. (Footwear)	43
	China — 2.06%
78,917	Baidu, Inc. - Sponsored ADR (Internet Software & Services) (a)	9,219

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
2,574,613	Bank of China Ltd., H Shares (Diversified Banks)	$980
3,661,101	China Construction Bank Corp., H Shares (Diversified Banks)	2,540
184,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	172
1,434,654	China Resources Land Ltd. (Real Estate Development)	3,160
2,326,058	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,374
19,200	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,092
104,247	Tencent Holdings Ltd. (Internet Software & Services)	3,552
1,243,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	4,186
		26,275
	Curaçao — 0.43%
76,782	Schlumberger Ltd. (Oil & Gas Equipment & Services)	5,554
	Denmark — 0.45%
108	A.P. Moller - Maersk A/S, Class - A (Marine)	732
264	A.P. Moller - Maersk A/S, Class - B (Marine)	1,890
14,929	Novo Nordisk A/S, Class - B (Pharmaceuticals)	2,359
98,023	TDC A/S (Integrated Telecommunication Services)	714
1,200	Tryg A/S (Property & Casualty Insurance)	78
		5,773
	Finland — 0.46%
13,685	Elisa Oyj (Integrated Telecommunication Services)	309
21,641	Fortum Oyj (Electric Utilities)	399
18,755	Orion Oyj, Class - B (Integrated Oil & Gas)	401
151,954	Sampo Oyj, A Shares (Multi-line Insurance)	4,727
		5,836
	France — 9.41%
40,509	Air Liquide SA (Industrial Gases)	5,020
310,455	AXA SA (Multi-line Insurance)	4,623
208,724	BNP Paribas (Diversified Banks)	9,918
92,388	Bouygues SA (Construction & Engineering)	2,255
13,749	CNP Assurances (Life & Health Insurance)	180
43,026	Compagnie de Saint-Gobain (Building Products)	1,511
55,066	Danone SA (Packaged Foods & Meats)	3,390
20,274	Electricite de France SA (Electric Utilities)	425
2,280	Fonciere des Regions (Diversified Real Estate Investment Trusts)	171
316,170	France Telecom SA (Integrated Telecommunication Services)	3,814
106,144	GDF Suez (Multi-Utilities)	2,373
1,856	Gecina SA (Diversified Real Estate Investment Trusts)	190
1,973	ICADE (Diversified Real Estate Investment Trusts)	161
30,188	JC Decaux SA (Advertising)	685
7,933	Klepierre (Retail Real Estate Investment Trusts)	278
4,140	L'Oreal SA (Personal Products)	512
149,429	Legrand SA (Electrical Components & Equipment) (b)	5,631
18,939	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	2,847
114,977	Pernod Ricard SA (Distillers & Vintners)	12,899
92,487	Sanofi-Aventis (Pharmaceuticals)	7,885
160,874	Schneider Electric SA (Electrical Components & Equipment)	9,520
13,784	SCOR SE (Reinsurance)	355
41,276	Societe Generale (Diversified Banks) (a)	1,172
23,735	Suez Environnement Co. (Multi-Utilities)	269
58,522	Technip SA (Oil & Gas Equipment & Services)	6,505
341,160	Total SA (Integrated Oil & Gas)	16,921
35,812	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	7,137
158,536	Vinci SA (Construction & Engineering)	6,752
221,120	Vivendi (Movies & Entertainment)	4,311
26,394	Zodiac Aerospace (Aerospace & Defense)	2,577
		120,287
	Germany — 10.21%
4,233	Allianz SE (Multi-line Insurance)	504
8,404	Axel Springer AG (Publishing)	364
130,981	BASF SE (Diversified Chemicals)	11,049
131,627	Bayer AG (Pharmaceuticals)	11,303
12,330	Bayerische Motoren Werke AG (Automobile Manufacturers)	902
66,060	Beiersdorf AG (Personal Products)	4,847
5,006	Bilfinger Berger SE (Construction & Engineering)	443
46,225	Brenntag AG (Trading Companies & Distributors) (b)	5,916
98,215	Daimler AG (Automobile Manufacturers)	4,753
45,226	Deutsche Bank AG (Diversified Capital Markets)	1,787
94,152	Deutsche Boerse AG (Specialized Finance)	5,210
48,185	Deutsche Lufthansa AG - Registered (Airlines)	653
562,756	Deutsche Post AG (Air Freight & Logistics) (b)	10,991
315,266	Deutsche Telekom AG - Registered (Integrated Telecommunication Services)	3,879
60,246	Deutsche Wohnen AG (Real Estate Operating Companies)	1,058
90,628	E.ON AG (Electric Utilities)	2,150
16,538	ElringKlinger AG (Auto Parts & Equipment)	437
3,201	Hannover Rueckversicherung AG - Registered (Reinsurance)	204
53,490	HeidelbergCement AG (Construction Materials)	2,802
30,510	Kabel Deutschland Holding AG (Cable & Satellite) (a)	2,176
124,342	Linde AG (Industrial Gases) (b)	21,409
24,883	Metro AG (Hypermarkets & Super Centers)	744
7,581	MTU Aero Engines Holding AG (Aerospace & Defense)	605
85,500	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	13,348
84,651	SAP AG (Application Software)	5,994
169,908	Siemens AG (Industrial Conglomerates)	16,943
		130,471

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong — 5.15%
4,130,580	AIA Group Ltd. (Life & Health Insurance) (b)	$15,396
877,949	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	2,791
291,765	Cathay Pacific Airways Ltd. (Airlines)	475
87,150	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	1,278
96,759	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities) (b)	586
320,000	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	986
431,605	China Mobile Ltd. (Wireless Telecommunication Services)	4,784
109,500	CLP Holdings Ltd. (Electric Utilities)	931
2,058,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	4,220
140,011	Hang Lung Properties Ltd. (Diversified Real Estate Activities)	478
296,288	Hang Seng Bank Ltd. (Diversified Banks)	4,543
142,326	Henderson Land Development Co. Ltd. (Diversified Real Estate Activities)	1,024
426,246	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,081
319,768	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	1,922
200,000	Li & Fung Ltd. (Distributors)	310
491,000	PCCW Ltd. (Integrated Telecommunication Services)	201
84,845	Power Assets Holdings Ltd. (Electric Utilities)	721
1,393,495	Sands China Ltd. (Casinos & Gaming)	5,203
1,673,308	Sino Land Co. Ltd. (Real Estate Development)	3,129
371,000	SJM Holdings Ltd. (Casinos & Gaming)	807
449,194	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	6,581
68,696	Swire Pacific Ltd., Class - A (Diversified Real Estate Activities)	842
90,392	The Bank of East Asia Ltd. (Diversified Banks)	339
368,398	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	1,746
83,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	576
162,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	488
1,627,330	Wynn Macau Ltd. (Casinos & Gaming)	4,397
		65,835
	India — 0.05%
15,900	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	638
	Indonesia — 0.02%
281,500	PT Bank Rakyat Indonesia Persero Tbk (Diversified Banks)	219
	Ireland — 1.32%
123,239	Covidien PLC (Health Care Equipment)	7,323
57,813	CRH PLC (Construction Materials)	1,114
14,871	Elan Corp. PLC (Pharmaceuticals) (a)	160
161,600	Elan Corp. PLC - Sponsored ADR (Pharmaceuticals) (a)	1,732
86,000	Ryanair Holdings PLC - Sponsored ADR (Airlines) (a)	2,774
378,822	Smurfit Kappa Group PLC (Paper Packaging)	3,826
		16,929
	Israel — 0.09%
85,671	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	1,039
8,738	Mizrahi Tefahot Bank Ltd. (Diversified Banks) (a)	78
		1,117
	Italy — 1.64%
64,152	Atlantia SpA (Highways & Railtracks)	996
320,276	Enel SpA (Electric Utilities)	1,132
500,485	Eni SpA (Integrated Oil & Gas)	10,945
277,596	Fiat Industrial SpA (Construction & Farm Machinery & Heavy Trucks)	2,712
811,127	Snam Rete Gas SpA (Gas Utilities)	3,596
880,794	Telecom Italia SpA (Integrated Telecommunication Services)	883
563,731	Telecom Italia SpA (Integrated Telecommunication Services)	494
63,421	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	236
		20,994
	Japan — 16.29%
2,800	Aeon Credit Service Co. Ltd. (Consumer Finance)	60
103,000	Ajinomoto Co., Inc. (Packaged Foods & Meats)	1,616
20,087	Aozora Bank Ltd. (Diversified Banks)	62
159,054	Asahi Glass Co. Ltd. (Building Products)	1,060
197,921	Asahi Kasei Corp. (Commodity Chemicals)	1,022
69,357	Astellas Pharma, Inc. (Pharmaceuticals)	3,525
91,599	Bridgestone Corp. (Tires & Rubber)	2,125
37,128	Brother Industries Ltd. (Office Electronics)	345
188,100	Canon, Inc. (Office Electronics)	6,015
33,962	Casio Computer Co. Ltd. (Consumer Electronics)	241
24,405	Chubu Electric Power Co., Inc. (Electric Utilities)	318
34,845	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	730
9,544	Coca-Cola West Co. Ltd. (Soft Drinks)	158
84,808	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)	157
89,000	Dai Nippon Printing Co. Ltd. (Commercial Printing)	621
30,000	Daihatsu Motor Co. Ltd. (Automobile Manufacturers)	501
104,900	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,734
2,804	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	282
75,429	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	234
42,700	Denso Corp. (Auto Parts & Equipment)	1,341
39,542	Eisai Co. Ltd. (Pharmaceuticals)	1,784
4,112	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	108
30,700	Fanuc Ltd. (Industrial Machinery)	4,950
3,700	Fast Retailing Co. Ltd. (Apparel Retail)	861
292,406	Fujitsu Ltd. (Computer Hardware)	1,098
54,400	Hamamatsu Photonics K.K. (Electronic Components)	1,869

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
16,318	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	$221
644,000	Hitachi Ltd. (Electronic Equipment & Instruments)	3,582
6,500	Hokkaido Electric Power Co., Inc. (Electric Utilities)	53
5,932	Hokuriku Electric Power Co. (Electric Utilities)	72
389,077	Honda Motor Co. Ltd. (Automobile Manufacturers)	11,954
66,900	HOYA Corp. (Electronic Components)	1,471
239,281	ITOCHU Corp. (Trading Companies & Distributors)	2,426
24	Japan Prime Realty Investment Corp. (Office Real Estate Investment Trusts)	72
21	Japan Real Estate Investment Corp. (Office Real Estate Investment Trusts)	212
67	Japan Retail Fund Investment Corp. (Retail Real Estate Investment Trusts)	120
447,600	Japan Tobacco, Inc. (Tobacco)	13,436
240,000	JGC Corp. (Construction & Engineering)	8,013
40,800	JS Group Corp. (Building Products)	974
316	Jupiter Telecommunications Co. Ltd. (Cable & Satellite)	321
358,600	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	1,963
43,300	Kakaku.com, Inc. (Internet Software & Services)	1,630
44,398	Kaneka Corp. (Commodity Chemicals)	214
243,792	Kao Corp. (Personal Products)	7,187
107,900	KDDI Corp. (Wireless Telecommunication Services)	8,381
17,420	Keyence Corp. (Electronic Equipment & Instruments)	4,466
137,000	Kirin Holdings Co. Ltd. (Brewers)	1,833
75,854	Konica Minolta Holdings, Inc. (Office Electronics)	583
29,000	Kubota Corp. (Construction & Farm Machinery & Heavy Trucks)	294
53,825	Kuraray Co. Ltd. (Commodity Chemicals)	612
16,400	Kyushu Electric Power Co., Inc. (Electric Utilities)	135
9,100	Lawson, Inc. (Food Retail)	700
269,451	Marubeni Corp. (Trading Companies & Distributors)	1,720
6,720	Maruichi Steel Tube Ltd. (Steel)	144
211,676	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	811
255,906	Mitsubishi Corp. (Trading Companies & Distributors)	4,654
34,900	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	531
593,940	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	2,786
272,173	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,830
140,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	275
28,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	561
896,702	Mizuho Financial Group, Inc. (Diversified Banks)	1,460
20,300	MS&AD Insurance Group Holdings, Inc. (Property & Casualty Insurance)	352
83,800	Murata Manufacturing Co. Ltd. (Electronic Components)	4,463
322,167	NGK Insulators Ltd. (Industrial Machinery)	3,861
17,074	Nintendo Co. Ltd. (Home Entertainment Software)	2,164
24	Nippon Building Fund, Inc. (Office Real Estate Investment Trusts)	259
131,342	Nippon Express Co. Ltd. (Trucking)	498
33,900	Nippon Telegraph & Telephone Corp. (Integrated Telecommunication Services)	1,616
105,500	Nissan Motor Co. Ltd. (Automobile Manufacturers)	899
25,552	Nitto Denko Corp. (Specialty Chemicals)	1,218
9	Nomura Real Estate Office Fund, Inc. (Office Real Estate Investment Trusts)	56
15,700	Nomura Research Institute Ltd. (IT Consulting & Other Services)	324
67,704	NTN Corp. (Industrial Machinery)	136
1,205	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	1,955
125,787	Oji Paper Co. Ltd. (Paper Products)	384
12,735	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	784
31,700	Oracle Corp. Japan (Systems Software)	1,635
91,500	Rakuten, Inc. (Internet Retail)	932
74,131	Resona Holdings, Inc. (Regional Banks)	304
101,687	Ricoh Co. Ltd. (Office Electronics)	859
44,219	Sankyo Co. Ltd. (Leisure Products)	2,060
11,500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	529
31,200	Sega Sammy Holdings, Inc. (Leisure Products)	592
20,400	Seiko Epson Corp. (Computer Storage & Peripherals)	124
84,000	Sekisui House Ltd. (Homebuilding)	834
6,500	Shikoku Electric Power Co., Inc. (Electric Utilities)	73
63,900	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	3,596
46,434	Shionogi & Co. Ltd. (Pharmaceuticals)	709
55,555	Shiseido Co. Ltd. (Personal Products)	763
27,030	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	143
6,600	SMC Corp. (Industrial Machinery)	1,064
269,113	SOFTBANK Corp. (Wireless Telecommunication Services)	10,900
279,000	Sony Financial Holdings, Inc. (Life & Health Insurance)	4,785
37,500	Start Today Co. Ltd. (Internet Retail)	538
232,173	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	592
238,934	Sumitomo Corp. (Trading Companies & Distributors)	3,225
143,100	Sumitomo Electric Industries Ltd. (Electrical Components & Equipment)	1,513
86,000	Sumitomo Heavy Industries Ltd. (Industrial Machinery)	294
82,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	1,035
110,913	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	3,469

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
124,000	Sumitomo Mitsui Trust Holdings, Inc. (Diversified Banks)	$369
47,000	Suzuki Motor Corp. (Automobile Manufacturers)	913
52,600	Sysmex Corp. (Health Care Equipment)	2,532
22,900	T&D Holdings, Inc. (Life & Health Insurance)	248
5,700	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	465
123,873	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	5,708
10,400	TDK Corp. (Electronic Components)	387
81,250	The Bank of Yokohama Ltd. (Regional Banks)	386
10,621	The Chugoku Electric Power Co., Inc. (Electric Utilities)	141
28,409	The Kansai Electric Power Co., Inc. (Electric Utilities)	222
47,251	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,208
86,300	Tokyo Electron Ltd. (Semiconductor Equipment)	3,678
44,000	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	382
88,000	Toppan Printing Co. Ltd. (Commercial Printing)	511
79,369	Tosoh Corp. (Commodity Chemicals)	151
157,100	Toyota Motor Corp. (Automobile Manufacturers)	6,121
32,900	Toyota Tsusho Corp. (Trading Companies & Distributors)	704
63,212	Trend Micro, Inc. (Systems Software)	1,766
9,500	Tsumura & Co. (Pharmaceuticals)	299
3,477	USS Co. Ltd. (Automotive Retail)	368
26,100	West Japan Railway Co. (Railroads)	1,116
1,092	Yahoo Japan Corp. (Internet Software & Services)	416
		208,142
	Jersey — 0.74%
300,271	Glencore International PLC (Diversified Metals & Mining)	1,663
155,121	Petrofac Ltd. (Oil & Gas Equipment & Services)	3,995
69,258	Shire PLC (Pharmaceuticals)	2,029
41,100	Wolseley PLC (Trading Companies & Distributors)	1,753
		9,440
	Luxembourg — 0.18%
82,609	SES - FDR, Class - A (Cable & Satellite)	2,247
	Mexico — 0.04%
19,033	America Movil SAB de CV, Series L - Sponsored ADR (Wireless Telecommunication Services)	484
	Netherlands — 5.67%
230,478	Akzo Nobel NV (Diversified Chemicals)	13,027
63,283	ASML Holding NV (Semiconductor Equipment)	3,382
5,428	ASML Holding NV - NYS (Semiconductor Equipment)	291
2,225	Corio NV (Retail Real Estate Investment Trusts)	95
29,725	European Aeronautic Defence & Space Co. (Aerospace & Defense)	942
53,910	Fugro NV (Oil & Gas Equipment & Services)	3,666
43,092	Gemalto NV (Computer Storage & Peripherals)	3,790
125,551	Koninklijke Ahold NV (Food Retail)	1,572
9,107	Koninklijke Boskalis Westminster NV (Construction & Engineering)	329
55,244	Koninklijke DSM NV (Diversified Chemicals)	2,754
94,740	Koninklijke KPN NV (Integrated Telecommunication Services)	724
125,627	Koninklijke Philips Electronics NV (Industrial Conglomerates)	2,931
39,767	Koninklijke Vopak NV (Marine Ports & Services)	2,792
886,418	Reed Elsevier NV (Publishing)	11,851
119,427	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	4,130
875,552	TNT NV (Air Freight & Logistics)	3,049
417,048	Unilever NV (Packaged Foods & Meats)	14,752
52,347	Wolters Kluwer NV (Publishing)	984
41,609	Ziggo NV (Alternative Carriers) (b)	1,414
		72,475
	New Zealand — 0.03%
187,676	Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	370
	Nigeria — 0.08%
1,201,375	Nigerian Breweries PLC (Brewers)	1,048
	Norway — 0.46%
8,100	Gjensidige Forsikring ASA (Multi-line Insurance)	113
124,402	Orkla ASA (Industrial Conglomerates)	945
185,243	Statoil ASA (Integrated Oil & Gas)	4,784
		5,842
	Papua New Guinea — 0.19%
312,246	Oil Search Ltd. (Oil & Gas Exploration & Production) (b)	2,403
	Portugal — 0.02%
92,898	EDP - Energias de Portugal SA (Electric Utilities)	256
	Russia — 0.22%
158,720	Gazprom OAO - Sponsored GDR (Integrated Oil & Gas)	1,601
16,769	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	1,032
19,661	Sberbank of Russia - Sponsored ADR (Diversified Banks)	229
		2,862
	Singapore — 2.12%
91,000	Ascendas Real Estate Investment Trust (Industrial Real Estate Investment Trusts)	179
112,000	CapitaMall Trust (Retail Real Estate Investment Trusts)	184
106,570	City Developments Ltd. (Diversified Real Estate Activities)	1,020
355,555	DBS Group Holdings Ltd. (Diversified Banks)	4,170
929,288	Genting Singapore PLC (Casinos & Gaming)	1,038

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
982,703	Hutchison Port Holdings Trust (Marine Ports & Services) *	$712
279,000	Keppel Corp. Ltd. (Industrial Conglomerates)	2,592
36,000	Keppel Land Ltd. (Real Estate Development)	104
1,230,608	Olam International Ltd. (Food Distributors)	2,056
278,000	SembCorp Industries Ltd. (Industrial Conglomerates)	1,285
1,063,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	4,306
529,139	Singapore Airlines Ltd. (Airlines)	4,632
41,601	Singapore Exchange Ltd. (Specialized Finance)	237
311,270	Singapore Press Holdings Ltd. (Publishing)	1,033
1,338,000	Singapore Telecommunications Ltd. (Integrated Telecommunication Services)(b)	3,490
		27,038
	South Korea — 1.38%
15,310	Hana Financial Group, Inc. (Diversified Banks)	469
62,260	Hynix Semiconductor, Inc. (Semiconductors) (a)	1,275
3,481	Hyundai Mobis (Auto Parts & Equipment)	973
100,635	KT&G Corp. (Tobacco)	7,670
5,282	Samsung C&T Corp. (Trading Companies & Distributors)	314
5,727	Samsung Electronics Co. Ltd. (Semiconductors)	6,936
		17,637
	Spain — 1.65%
108,096	Banco Popular Espanol SA (Diversified Banks)	236
948,803	Banco Santander SA (Diversified Banks) (a)	7,065
76,172	CaixaBank (Diversified Banks)	286
222,661	Enagas (Gas Utilities)	4,392
67,228	Grifols SA (Biotechnology) (a)	2,220
10,198	Industria de Diseno Textil SA (Apparel Retail)	1,266
27,618	Red Electrica Corporacion SA (Electric Utilities)	1,309
9,688	Repsol YPF SA (Integrated Oil & Gas)	188
87,991	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	4,091
		21,053
	Sweden — 2.36%
111,336	Assa Abloy AB, Class - B (Building Products)	3,615
7,795	Electrolux AB, Series B (Household Appliances)	192
231,270	Hennes & Mauritz AB, B Shares (Apparel Retail)	8,037
8,153	Holmen AB, B Shares (Paper Products)	223
4,544	Industrivarden AB, C Shares (Multi-Sector Holdings)	65
7,936	Investment AB Kinnevik, B Shares (Multi-Sector Holdings)	165
18,378	Investor AB, B Shares (Diversified Capital Markets)	405
37,973	Lundin Petroleum AB (Oil & Gas Exploration & Production) (a)	926
106,020	Nordea Bank AB (Diversified Banks)	1,049
7,394	Ratos AB, B Shares (Asset Management & Custody Banks)	65
51,304	Securitas AB, B Shares (Security & Alarm Services)	385
364,979	Skandinaviska Enskilda Banken AB, Class - A (Diversified Banks)	3,057
61,308	Skanska AB, B Shares (Construction & Engineering)	992
92,518	Svenska Cellulosa AB, B Shares (Paper Products)	1,719
79,895	Svenska Handelsbanken AB, A Shares (Diversified Banks)	2,994
25,646	Tele2 AB, B Shares (Integrated Telecommunication Services)	465
501,797	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	4,574
172,574	TeliaSonera AB (Integrated Telecommunication Services)	1,243
		30,171
	Switzerland — 8.81%
433,998	ABB Ltd. - Registered (Heavy Electrical Equipment)	8,143
9,340	Actelion Ltd. - Registered (Biotechnology)	468
2,432	Baloise Holding AG - Registered (Multi-line Insurance)	191
143	Banque Cantonale Vaudoise - Registered (Regional Banks)	74
46,668	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	2,799
13,691	DKSH Holding Ltd. (Advertising) (a)	855
7,017	Givaudan SA - Registered (Specialty Chemicals)	6,661
23,144	Holcim Ltd. - Registered (Construction Materials)	1,474
10,297	Lonza Group AG - Registered (Life Sciences Tools & Services)	539
375,410	Nestle SA (Packaged Foods & Meats)	23,678
327,558	Novartis AG - Registered (Pharmaceuticals)	20,050
1,384	Pargesa Holding SA (Multi-Sector Holdings)	92
127,613	Roche Holding AG - Genusscheine (Pharmaceuticals)	23,848
6,109	Sonova Holding AG - Registered (Health Care Equipment)	618
2,369	Swiss Prime Site AG - Registered (Real Estate Operating Companies)	196
17,560	Swiss Re AG (Reinsurance)	1,129
6,493	Swisscom AG - Registered (Integrated Telecommunication Services)	2,610
7,386	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	2,761
24,867	Temenos Group AG - Registered (Application Software) (a)	372
7,686	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	3,067
7,604	The Swatch Group AG - Registered (Apparel, Accessories & Luxury Goods)	528
16,134	Transocean Ltd. (Oil & Gas Drilling)	720
400,033	UBS AG - Registered (Diversified Capital Markets)	4,872

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
27,227	Zurich Financial Services AG (Multi-line Insurance)	$6,782
		112,527
	Taiwan — 0.09%
5,574	Asustek Computer, Inc. - Sponsored GDR, Registered Shares (Computer Hardware) *	303
30,997	Hon Hai Precision Industry Co. Ltd. - Sponsored GDR, Registered Shares (Electronic Manufacturing Services)	195
38,000	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	601
		1,099
	United Kingdom — 18.41%
21,570	Anglo American PLC (Diversified Metals & Mining)	633
10,100	ASOS PLC (Internet Retail) (a)	358
172,289	AstraZeneca PLC (Pharmaceuticals)	8,220
876,714	Aviva PLC (Multi-line Insurance)	4,511
550,243	BAE Systems PLC (Aerospace & Defense)	2,888
1,026,033	Balfour Beatty PLC (Construction & Engineering)	5,031
2,391,304	Barclays PLC (Diversified Banks)	8,295
321,966	BG Group PLC (Integrated Oil & Gas)	6,498
291,163	BHP Billiton PLC (Diversified Metals & Mining)	9,050
1,123,835	BP PLC (Integrated Oil & Gas)	7,921
295,080	British American Tobacco PLC (Tobacco)	15,148
35,991	British Land Co. PLC (Diversified Real Estate Investment Trusts)	303
23,834	Capital Shopping Centres Group PLC (Retail Real Estate Investment Trusts)	126
13,194	Carnival PLC (Hotels, Resorts & Cruise Lines)	486
218,975	Centrica PLC (Multi-Utilities)	1,159
72,403	Diageo PLC (Distillers & Vintners)	2,034
1,139,457	Dixons Retail PLC (Computer & Electronics Retail) (a)	364
28,100	Ensco PLC, Class - A (Oil & Gas Drilling)	1,533
258,254	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	1,287
48,272	FirstGroup PLC (Railroads)	187
444,374	GKN PLC (Auto Parts & Equipment) (b)	1,541
385,012	GlaxoSmithKline PLC (Pharmaceuticals)	8,874
30,320	Hammerson PLC (Retail Real Estate Investment Trusts)	221
1,826,363	HSBC Holdings PLC (Diversified Banks)	16,906
890,354	HSBC Holdings PLC (HK) (Diversified Banks)	8,377
23,488	ICAP PLC (Investment Banking & Brokerage)	122
466,793	Imperial Tobacco Group PLC (Tobacco)	17,274
11,084	InterContinental Hotels Group PLC (Hotels, Resorts & Cruise Lines)	290
22,891	Investec PLC (Diversified Capital Markets)	141
206,573	J Sainsbury PLC (Food Retail)	1,159
21,540	John Wood Group PLC (Oil & Gas Equipment & Services)	279
56,069	Johnson Matthey PLC (Specialty Chemicals)	2,184
117,418	Kingfisher PLC (Home Improvement Retail)	501
96,678	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	1,189
250,256	Legal & General Group PLC (Life & Health Insurance)	533
921,808	Lloyds Banking Group PLC (Diversified Banks) (a)	578
276,529	Marks & Spencer Group PLC (Department Stores)	1,593
240,479	Meggitt PLC (Aerospace & Defense)	1,533
381,711	Michael Page International PLC (Human Resource & Employment Services)	2,193
294,680	National Grid PLC (Multi-Utilities)	3,250
530,151	Prudential PLC (Life & Health Insurance)	6,861
2,761	RecKitt Benckiser Group PLC (Household Products)	159
206,360	Reed Elsevier PLC (Publishing)	1,973
60,284	Resolution Ltd. (Life & Health Insurance)	211
586,356	Rexam PLC (Metal & Glass Containers)	4,117
105,905	Rio Tinto PLC (Diversified Metals & Mining)	4,933
355,967	Rolls-Royce Holdings PLC (Aerospace & Defense)	4,845
22,928	Rotork PLC (Industrial Machinery)	838
45,254	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	1,564
144,978	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	5,145
154,299	RSA Insurance Group PLC (Multi-line Insurance)	275
151,933	SABMiller PLC (Brewers)	6,672
31,609	SEGRO PLC (Industrial Real Estate Investment Trusts)	116
10,126	Severn Trent PLC (Water Utilities)	275
36,318	Spirax-Sarco Engineering PLC (Industrial Machinery)	1,226
39,678	SSE PLC (Electric Utilities)	892
132,068	Standard Chartered PLC (Diversified Banks)	2,985
100,310	Standard Life PLC (Life & Health Insurance)	442
2,672,511	Tesco PLC (Food Retail)	14,326
222,812	The Sage Group PLC (Application Software)	1,128
100,064	Tullow Oil PLC (Oil & Gas Exploration & Production)	2,213
172,030	Unilever PLC (Packaged Foods & Meats)	6,255
29,058	United Utilities Group PLC (Multi-Utilities)	336
4,361,380	Vodafone Group PLC (Wireless Telecommunication Services)	12,376
73,463	Whitbread PLC (Restaurants)	2,690
642,358	William Morrison Supermarkets PLC (Food Retail)	2,958
257,788	WPP PLC (Broadcasting)	3,503
74,745	Xstrata PLC (Diversified Metals & Mining)	1,156
		235,240
	United States — 0.22%
30,581	Liberty Global, Inc., Class - A (Cable & Satellite) (a)	1,858
31,308	Virgin Media, Inc. (Cable & Satellite)	922
		2,780
	Total Common Stocks	1,247,785
	Preferred Stocks — 0.42%
	Brazil — 0.00%
7,300	Oi SA - Preferred (Integrated Telecommunication Services)	29

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	Germany — 0.42%
5,491	Fuchs Petrolub AG - Preferred (Oil & Gas Exploration & Production)	$347
62,370	Henkel AG & Co. KGaA - Preferred (Household Products)	4,960
	Total Preferred Stocks	5,336
	Time Deposit — 1.55%
$19,767	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/12	19,767
	Total Time Deposit	19,767
	Mutual Fund — 0.01%
205,901	Alliance Money Market Fund Prime Portfolio, 0.08% (c)	206
	Total Mutual Fund	206
	Total Investments
	(cost $1,105,366) — 99.63%	1,273,094
	Other assets in excess of liabilities — 0.37%	4,735
	Net Assets — 100.00%	$1,277,829

*	Security was fair valued on September 30, 2012, and represents a Level 2 security. Refer to Note 2 in notes to portfolio of investments.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on September 30, 2012.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NYS — New York Registered Shares

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

The following table refects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	SSgA Funds Management, Inc. - Quality Yield	Total

Common Stocks	22.20%	21.17%	21.68%	32.60%	97.65%
Preferred Stocks	0.39%	0.03%	-	-	0.42%
Time Deposit	0.13%	0.73%	0.69%	-	1.55%
Mutual Fund	-	-	-	0.01%	0.01%
Other Assets (Liabilities)	0.13%	0.09%	-0.17%	0.32%	0.37%
Total Net Assets	22.85%	22.02%	22.20%	32.93%	100.00%

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2012.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)

	Currencies Purchased
2,660,017	Hong Kong dollar	State Street	10/4/12	$343	$343	$-
	Total Currencies Purchased			$343	$343	$-

	Currencies Sold
2,107,000	Euro	Bank of America	10/18/12	$2,760	$2,708	$52
2,673,200	Euro	State Street	11/2/12	3,295	3,436	(141)
2,875,000	Euro	State Street	11/2/12	3,673	3,695	(22)
2,654,200	Euro	State Street	11/2/12	3,351	3,412	(61)
2,796,500	Euro	State Street	11/2/12	3,468	3,594	(126)
70,334,000	Japanese Yen	Bank of New York	10/9/12	897	901	(4)
	Total Currencies Sold			$17,444	$17,746	$(302)
	Net Unrealized Appreciation/(Depreciation)					$(302)

Amounts designated as “-” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.81%
	Australia — 3.79%
47,298	AGL Energy Ltd. (Multi-Utilities)	$734
326,883	Amcor Ltd. (Paper Packaging)	2,631
189,741	AMP Ltd. (Life & Health Insurance)	852
43,975	APA Group (Gas Utilities)	216
12,367	ASX Ltd. (Specialized Finance)	379
178,011	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	4,569
25,949	Bendigo & Adelaide Bank Ltd. (Regional Banks)	207
150,610	BHP Billiton Ltd. (Diversified Metals & Mining)	5,161
96,824	carsales.com Ltd. (Internet Software & Services)	778
128,944	CFS Retail Property Trust (Retail Real Estate Investment Trusts)	258
225,382	Coca-Cola Amatil Ltd. (Soft Drinks)	3,170
105,187	Commonwealth Bank of Australia (Diversified Banks)	6,084
15,716	CSL Ltd. (Biotechnology)	750
339,872	Dexus Property Group (Diversified Real Estate Investment Trusts)	335
589,372	Fairfax Media Ltd. (Publishing)	254
202,648	Fortescue Metals Group Ltd. (Steel)	733
100,603	Goodman Group (Industrial Real Estate Investment Trusts)	413
94,154	GPT Group (Diversified Real Estate Investment Trusts)	332
149,267	Harvey Norman Holdings Ltd. (General Merchandise Stores)	300
176,696	Iluka Resources Ltd. (Diversified Metals & Mining)	1,820
60,453	Macquarie Group Ltd. (Investment Banking & Brokerage)	1,784
202,972	Metcash Ltd. (Food Distributors)	745
239,742	Mirvac Group (Diversified Real Estate Investment Trusts)	355
58,790	Monadelphous Group Ltd. (Construction & Engineering)	1,201
174,517	National Australia Bank Ltd. (Diversified Banks)	4,613
44,955	Newcrest Mining Ltd. (Gold)	1,359
82,803	OZ Minerals Ltd. (Diversified Metals & Mining)	580
151,879	QBE Insurance Group Ltd. (Property & Casualty Insurance)	2,040
85,316	Regis Resources Ltd. (Gold) (a)	505
109,029	Seek Ltd. (Human Resource & Employment Services)	772
106,986	SP AusNet (Electric Utilities)	116
164,208	Stockland Trust Group (Diversified Real Estate Investment Trusts)	569
84,863	Suncorp Group Ltd. (Property & Casualty Insurance)	813
104,609	Sydney Airport (Airport Services)	343
194,259	Tabcorp Holdings Ltd. (Casinos & Gaming)	556
351,022	Tatts Group Ltd. (Casinos & Gaming)	987
1,614,647	Telstra Corp. Ltd. (Integrated Telecommunication Services)	6,564
180,294	Toll Holdings, Ltd. (Air Freight & Logistics)	825
351,922	Transurban Group (Highways & Railtracks)	2,190
267,609	Wesfarmers Ltd. (Hypermarkets & Super Centers)	9,508
187,801	Westfield Group (Retail Real Estate Investment Trusts)	1,979
205,523	Westfield Retail Trust (Retail Real Estate Investment Trusts)	616
323,561	Westpac Banking Corp. (Diversified Banks)	8,339
58,991	Woolworths Ltd. (Food Retail)	1,759
39,393	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	1,156
		80,250
	Austria — 0.23%
4,484	AMS AG (Semiconductors)	448
40,772	Andritz AG (Industrial Machinery)	2,309
43,076	OMV AG (Integrated Oil & Gas)	1,508
48,408	Telekom Austria AG (Integrated Telecommunication Services)	342
6,555	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	278
		4,885
	Belgium — 1.06%
20,007	Ageas (Multi-line Insurance)	480
183,387	Anheuser-Busch InBev NV (Brewers)	15,592
21,590	Belgacom SA (Integrated Telecommunication Services)	659
43,065	Delhaize Group (Food Retail)	1,662
5,735	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	425
4,338	Mobistar SA (Wireless Telecommunication Services)	137
22,861	Telenet Group Holding NV (Alternative Carriers)	1,024
46,424	UCB SA (Pharmaceuticals)	2,552
		22,531
	Bermuda — 0.30%
162,045	Seadrill Ltd. (Oil & Gas Drilling)	6,330
	Brazil — 0.14%
19,400	Banco Bradesco SA - Sponsored ADR (Diversified Banks)	312
95,400	Hypermarcas SA (Personal Products) (a)	694
220,300	Oi SA (Integrated Telecommunication Services)	1,063
30,635	Oi SA - Sponsored ADR (Integrated Telecommunication Services)	152
198,486	Oi SA - Sponsored ADR (Integrated Telecommunication Services)	798
		3,019
	British Virgin Islands — 0.12%
163,685	Arcos Dorados Holdings, Inc., Class - A (Restaurants)	2,526
	Canada — 1.90%
35,700	Barrick Gold Corp. (Gold)	1,491
88,200	CAE, Inc. (Aerospace & Defense)	945
129,000	Cameco Corp. (Coal & Consumable Fuels)	2,514
202,335	Canadian Pacific Railway Ltd. (Railroads)	16,772
82,200	Cenovus Energy, Inc. (Integrated Oil & Gas)	2,870
180,200	Centerra Gold, Inc. (Gold) (b)	2,257
154,900	EnCana Corp. (Oil & Gas Exploration & Production)	3,393
28,000	First Quantum Minerals Ltd. (Diversified Metals & Mining)	597
86,700	Inmet Mining Corp. (Diversified Metals & Mining)	4,122

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
26,500	Intact Financial Corp. (Property & Casualty Insurance)	$1,612
14,000	Onex Corp. (Multi-Sector Holdings)	553
88,300	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)	1,816
21,300	Telus Corp. (Integrated Telecommunication Services)	1,333
		40,275
	Cayman Islands — 0.00%
26,500	Stella International Holdings Ltd. (Footwear)	65
	China — 1.86%
117,335	Baidu, Inc. - Sponsored ADR (Internet Software & Services) (a)	13,707
3,622,335	Bank of China Ltd., H Shares (Diversified Banks)	1,378
5,450,666	China Construction Bank Corp., H Shares (Diversified Banks)	3,782
244,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	228
2,059,809	China Resources Land Ltd. (Real Estate Development)	4,537
2,732,952	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,614
51,600	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	2,936
157,273	Tencent Holdings Ltd. (Internet Software & Services)	5,359
1,773,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	5,970
		39,511
	Curaçao — 0.39%
113,514	Schlumberger Ltd. (Oil & Gas Equipment & Services)	8,210
	Denmark — 0.85%
158	A.P. Moller - Maersk A/S, Class - A (Marine)	1,071
411	A.P. Moller - Maersk A/S, Class - B (Marine)	2,942
18,750	Coloplast A/S, Class - B (Health Care Supplies)	3,905
56,245	Novo Nordisk A/S, Class - B (Pharmaceuticals)	8,887
138,465	TDC A/S (Integrated Telecommunication Services)	1,009
1,759	Tryg A/S (Property & Casualty Insurance)	114
		17,928
	Finland — 0.46%
20,066	Elisa Oyj (Integrated Telecommunication Services)	454
31,732	Fortum Oyj (Electric Utilities)	584
6,054	Kone Oyj, Class - B (Industrial Machinery)	419
27,500	Orion Oyj, Class - B (Integrated Oil & Gas)	588
248,270	Sampo Oyj, A Shares (Multi-line Insurance)	7,723
		9,768
	France — 9.12%
59,882	Air Liquide SA (Industrial Gases)	7,421
6,412	Arkema SA (Commodity Chemicals)	600
564,679	AXA SA (Multi-line Insurance)	8,409
344,336	BNP Paribas (Diversified Banks)	16,361
136,795	Bouygues SA (Construction & Engineering)	3,340
20,160	CNP Assurances (Life & Health Insurance)	263
75,970	Compagnie de Saint-Gobain (Building Products)	2,668
37,609	Compagnie Generale des Etablissements Michelin, Class - B (Tires & Rubber)	2,946
90,928	Credit Agricole SA (Diversified Banks) (a)	627
81,751	Danone SA (Packaged Foods & Meats)	5,033
29,728	Electricite de France SA (Electric Utilities)	623
3,342	Fonciere des Regions (Diversified Real Estate Investment Trusts)	251
462,561	France Telecom SA (Integrated Telecommunication Services)	5,580
155,185	GDF Suez (Multi-Utilities)	3,470
2,721	Gecina SA (Diversified Real Estate Investment Trusts)	279
2,893	ICADE (Diversified Real Estate Investment Trusts)	236
45,044	JC Decaux SA (Advertising)	1,022
11,632	Klepierre (Retail Real Estate Investment Trusts)	408
12,188	L'Oreal SA (Personal Products)	1,507
229,876	Legrand SA (Electrical Components & Equipment)	8,663
29,309	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	4,406
165,054	Pernod Ricard SA (Distillers & Vintners)	18,517
140,132	Sanofi-Aventis (Pharmaceuticals)	11,947
240,325	Schneider Electric SA (Electrical Components & Equipment)	14,221
20,211	SCOR SE (Reinsurance)	521
120,248	Societe Generale (Diversified Banks) (a)	3,415
34,802	Suez Environnement Co. (Multi-Utilities)	394
77,793	Technip SA (Oil & Gas Equipment & Services)	8,647
611,482	Total SA (Integrated Oil & Gas)	30,328
54,922	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	10,945
231,941	Vinci SA (Construction & Engineering)	9,878
323,502	Vivendi (Movies & Entertainment)	6,308
39,853	Zodiac Aerospace (Aerospace & Defense)	3,891
		193,125
	Germany — 10.11%
22,817	Allianz SE (Multi-line Insurance)	2,715
12,247	Axel Springer AG (Publishing)	531
224,809	BASF SE (Diversified Chemicals)	18,963
243,027	Bayer AG (Pharmaceuticals)	20,869
15,994	Bayerische Motoren Werke AG (Automobile Manufacturers)	1,170
98,506	Beiersdorf AG (Personal Products)	7,227
6,739	Bilfinger Berger SE (Construction & Engineering)	596
71,554	Brenntag AG (Trading Companies & Distributors) (b)	9,157
13,536	Continental AG (Auto Parts & Equipment)	1,325
144,805	Daimler AG (Automobile Manufacturers)	7,008
85,514	Deutsche Bank AG (Diversified Capital Markets)	3,378
141,903	Deutsche Boerse AG (Specialized Finance)	7,852
66,344	Deutsche Lufthansa AG - Registered (Airlines)	899
831,683	Deutsche Post AG (Air Freight & Logistics) (b)	16,243

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
462,432	Deutsche Telekom AG - Registered (Integrated Telecommunication Services)	$5,689
87,669	Deutsche Wohnen AG (Real Estate Operating Companies)	1,540
132,590	E.ON AG (Electric Utilities)	3,146
17,862	ElringKlinger AG (Auto Parts & Equipment)	473
34,346	Hannover Rueckversicherung AG - Registered (Reinsurance)	2,194
91,856	HeidelbergCement AG (Construction Materials)	4,812
45,568	Kabel Deutschland Holding AG (Cable & Satellite) (a)	3,250
5,607	Lanxess AG (Diversified Chemicals)	465
182,184	Linde AG (Industrial Gases) (b)	31,368
36,486	Metro AG (Hypermarkets & Super Centers)	1,091
11,201	MTU Aero Engines Holding AG (Aerospace & Defense)	894
140,675	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	21,962
21,897	RWE AG (Multi-Utilities)	980
165,776	SAP AG (Application Software)	11,739
253,050	Siemens AG (Industrial Conglomerates)	25,234
7,447	Volkswagen AG - Preferred (Automobile Manufacturers)	1,358
		214,128
	Hong Kong — 4.96%
6,141,518	AIA Group Ltd. (Life & Health Insurance) (b)	22,891
1,298,163	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	4,127
426,235	Cathay Pacific Airways Ltd. (Airlines)	694
270,850	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	3,972
140,534	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities) (b)	851
478,000	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	1,473
651,376	China Mobile Ltd. (Wireless Telecommunication Services)	7,220
160,000	CLP Holdings Ltd. (Electric Utilities)	1,360
3,132,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	6,422
126,000	Galaxy Entertainment Group Ltd. (Casinos & Gaming) (a)	422
204,989	Hang Lung Properties Ltd. (Diversified Real Estate Activities)	701
475,202	Hang Seng Bank Ltd. (Diversified Banks)	7,287
215,519	Henderson Land Development Co. Ltd. (Diversified Real Estate Activities)	1,551
451,175	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,144
475,543	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	2,858
242,000	Li & Fung Ltd. (Distributors)	375
175,000	Lifestyle International Holdings Ltd. (Department Stores)	362
343,000	New World Development Co. Ltd. (Diversified Real Estate Activities)	532
718,000	PCCW Ltd. (Integrated Telecommunication Services)	293
124,155	Power Assets Holdings Ltd. (Electric Utilities)	1,054
2,055,154	Sands China Ltd. (Casinos & Gaming)	7,673
2,546,074	Sino Land Co. Ltd. (Real Estate Development)	4,761
1,466,000	SJM Holdings Ltd. (Casinos & Gaming)	3,188
659,880	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	9,668
143,304	Swire Pacific Ltd., Class - A (Diversified Real Estate Activities)	1,756
131,627	The Bank of East Asia Ltd. (Diversified Banks)	494
552,551	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	2,619
292,300	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	2,030
232,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	699
2,440,832	Wynn Macau Ltd. (Casinos & Gaming)	6,595
		105,072
	India — 0.04%
20,200	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	811
	Indonesia — 0.01%
419,000	PT Bank Rakyat Indonesia Persero Tbk (Diversified Banks)	326
	Ireland — 1.19%
183,600	Covidien PLC (Health Care Equipment)	10,909
86,010	CRH PLC (Construction Materials)	1,658
20,328	Elan Corp. PLC (Pharmaceuticals) (a)	219
246,600	Elan Corp. PLC - Sponsored ADR (Pharmaceuticals) (a)	2,644
133,200	Ryanair Holdings PLC - Sponsored ADR (Airlines) (a)	4,296
538,540	Smurfit Kappa Group PLC (Paper Packaging)	5,439
		25,165
	Israel — 0.12%
194,160	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	2,356
12,072	Mizrahi Tefahot Bank Ltd. (Diversified Banks) (a)	107
		2,463
	Italy — 1.71%
94,066	Atlantia SpA (Highways & Railtracks)	1,460
469,617	Enel SpA (Electric Utilities)	1,661
960,129	Eni SpA (Integrated Oil & Gas)	20,997
403,621	Fiat Industrial SpA (Construction & Farm Machinery & Heavy Trucks)	3,944
59,145	Fiat SpA (Automobile Manufacturers) (a)	316
1,227,731	Snam Rete Gas SpA (Gas Utilities)	5,442
1,291,495	Telecom Italia SpA (Integrated Telecommunication Services)	1,294
826,590	Telecom Italia SpA (Integrated Telecommunication Services)	724
90,935	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	339
		36,177
	Japan — 16.72%
4,000	Aeon Credit Service Co. Ltd. (Consumer Finance)	86

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
142,200	Ajinomoto Co., Inc. (Packaged Foods & Meats)	$2,231
25,400	Aoyama Trading Co. Ltd. (Apparel Retail)	486
29,913	Aozora Bank Ltd. (Diversified Banks)	92
232,946	Asahi Glass Co. Ltd. (Building Products)	1,553
465,079	Asahi Kasei Corp. (Commodity Chemicals)	2,402
101,443	Astellas Pharma, Inc. (Pharmaceuticals)	5,155
136,244	Bridgestone Corp. (Tires & Rubber)	3,161
54,372	Brother Industries Ltd. (Office Electronics)	505
343,700	Canon, Inc. (Office Electronics)	10,991
48,838	Casio Computer Co. Ltd. (Consumer Electronics)	346
32,800	Century Tokyo Leasing Corp. (Specialized Finance)	636
35,395	Chubu Electric Power Co., Inc. (Electric Utilities)	461
51,055	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,070
13,956	Coca-Cola West Co. Ltd. (Soft Drinks)	232
122,192	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)	226
130,000	Dai Nippon Printing Co. Ltd. (Commercial Printing)	906
44,000	Daihatsu Motor Co. Ltd. (Automobile Manufacturers)	734
153,800	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	2,543
32,996	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	3,320
66,000	Daiwa House Industry Co. Ltd. (Diversified Real Estate Activities)	958
47,000	DCM Holdings Co. Ltd. (Home Improvement Retail)	313
110,571	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	343
55,400	Denso Corp. (Auto Parts & Equipment)	1,740
42,700	East Japan Railway Co. (Railroads)	2,830
57,058	Eisai Co. Ltd. (Pharmaceuticals)	2,574
5,888	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	155
46,100	Fanuc Ltd. (Industrial Machinery)	7,433
5,200	Fast Retailing Co. Ltd. (Apparel Retail)	1,210
18,100	Fuji Machine Mfg. Co. Ltd. (Industrial Machinery)	244
428,594	Fujitsu Ltd. (Computer Hardware)	1,610
83,100	Hamamatsu Photonics K.K. (Electronic Components)	2,856
23,882	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	323
1,010,000	Hitachi Ltd. (Electronic Equipment & Instruments)	5,618
9,500	Hokkaido Electric Power Co., Inc. (Electric Utilities)	77
8,468	Hokuriku Electric Power Co. (Electric Utilities)	103
673,935	Honda Motor Co. Ltd. (Automobile Manufacturers)	20,705
98,100	HOYA Corp. (Electronic Components)	2,156
528,119	ITOCHU Corp. (Trading Companies & Distributors)	5,354
54,000	Japan Aviation Electronics Industry Ltd. (Electronic Components)	454
34	Japan Prime Realty Investment Corp. (Office Real Estate Investment Trusts)	103
31	Japan Real Estate Investment Corp. (Office Real Estate Investment Trusts)	312
108	Japan Retail Fund Investment Corp. (Retail Real Estate Investment Trusts)	193
727,900	Japan Tobacco, Inc. (Tobacco)	21,850
376,000	JGC Corp. (Construction & Engineering)	12,554
59,900	JS Group Corp. (Building Products)	1,430
26,500	JTEKT Corp. (Industrial Machinery)	210
464	Jupiter Telecommunications Co. Ltd. (Cable & Satellite)	471
517,700	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	2,833
83,700	Kakaku.com, Inc. (Internet Software & Services)	3,151
64,602	Kaneka Corp. (Commodity Chemicals)	311
360,943	Kao Corp. (Personal Products)	10,641
161,700	KDDI Corp. (Wireless Telecommunication Services)	12,560
22,050	Keyence Corp. (Electronic Equipment & Instruments)	5,652
197,000	Kirin Holdings Co. Ltd. (Brewers)	2,636
111,146	Konica Minolta Holdings, Inc. (Office Electronics)	855
43,000	Kubota Corp. (Construction & Farm Machinery & Heavy Trucks)	435
78,975	Kuraray Co. Ltd. (Commodity Chemicals)	898
72,000	KYB Co. Ltd. (Auto Parts & Equipment)	257
24,000	Kyushu Electric Power Co., Inc. (Electric Utilities)	198
13,300	Lawson, Inc. (Food Retail)	1,023
638,549	Marubeni Corp. (Trading Companies & Distributors)	4,076
9,780	Maruichi Steel Tube Ltd. (Steel)	209
28,100	MediPal Holdings Corp. (Health Care Distributors)	387
310,324	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	1,189
391,194	Mitsubishi Corp. (Trading Companies & Distributors)	7,115
314,000	Mitsubishi Electric Corp. (Heavy Electrical Equipment)	2,318
50,900	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	774
953,760	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	4,474
398,222	Mitsui & Co. Ltd. (Trading Companies & Distributors)	5,604
205,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	402
42,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	841
1,704,398	Mizuho Financial Group, Inc. (Diversified Banks)	2,774
29,800	MS&AD Insurance Group Holdings, Inc. (Property & Casualty Insurance)	516
127,400	Murata Manufacturing Co. Ltd. (Electronic Components)	6,785
24,600	Net One Systems Co. Ltd. (IT Consulting & Other Services)	310
480,327	NGK Insulators Ltd. (Industrial Machinery)	5,756
25,026	Nintendo Co. Ltd. (Home Entertainment Software)	3,172

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
35	Nippon Building Fund, Inc. (Office Real Estate Investment Trusts)	$377
192,658	Nippon Express Co. Ltd. (Trucking)	731
49,700	Nippon Telegraph & Telephone Corp. (Integrated Telecommunication Services)	2,370
157,000	Nissan Motor Co. Ltd. (Automobile Manufacturers)	1,338
6,350	Nitori Holdings Co. Ltd. (Homefurnishing Retail)	590
37,448	Nitto Denko Corp. (Specialty Chemicals)	1,786
14	Nomura Real Estate Office Fund, Inc. (Office Real Estate Investment Trusts)	88
23,000	Nomura Research Institute Ltd. (IT Consulting & Other Services)	474
99,296	NTN Corp. (Industrial Machinery)	200
2,502	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	4,060
184,213	Oji Paper Co. Ltd. (Paper Products)	562
18,665	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,150
48,500	Oracle Corp. Japan (Systems Software)	2,502
4,390	ORIX Corp. (Consumer Finance)	441
145,000	Osaka Gas Co. Ltd. (Gas Utilities)	639
136,300	Rakuten, Inc. (Internet Retail)	1,389
108,469	Resona Holdings, Inc. (Regional Banks)	445
148,313	Ricoh Co. Ltd. (Office Electronics)	1,253
62,319	Sankyo Co. Ltd. (Leisure Products)	2,904
16,900	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	778
45,700	Sega Sammy Holdings, Inc. (Leisure Products)	868
29,900	Seiko Epson Corp. (Computer Storage & Peripherals)	182
123,000	Sekisui House Ltd. (Homebuilding)	1,222
9,500	Shikoku Electric Power Co., Inc. (Electric Utilities)	107
97,200	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	5,469
386,000	Shinsei Bank Ltd. (Regional Banks)	500
67,966	Shionogi & Co. Ltd. (Pharmaceuticals)	1,038
81,445	Shiseido Co. Ltd. (Personal Products)	1,118
38,000	Shizuoka Gas Co. Ltd. (Gas Utilities)	279
42,570	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	226
7,500	SMC Corp. (Industrial Machinery)	1,209
464,076	SOFTBANK Corp. (Wireless Telecommunication Services)	18,796
391,100	Sony Financial Holdings, Inc. (Life & Health Insurance)	6,707
51,900	Start Today Co. Ltd. (Internet Retail)	745
339,827	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	867
377,566	Sumitomo Corp. (Trading Companies & Distributors)	5,096
280,300	Sumitomo Electric Industries Ltd. (Electrical Components & Equipment)	2,964
126,000	Sumitomo Heavy Industries Ltd. (Industrial Machinery)	431
120,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	1,515
204,587	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	6,398
455,000	Sumitomo Mitsui Trust Holdings, Inc. (Diversified Banks)	1,353
15,830	Sumitomo Real Estate Sales Co. Ltd. (Real Estate Services)	794
67,500	Suzuki Motor Corp. (Automobile Manufacturers)	1,311
64,500	Sysmex Corp. (Health Care Equipment)	3,104
33,600	T&D Holdings, Inc. (Life & Health Insurance)	364
292,000	Taisei Corp. (Construction & Engineering)	838
8,300	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	678
181,327	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	8,355
21,700	TDK Corp. (Electronic Components)	808
119,750	The Bank of Yokohama Ltd. (Regional Banks)	569
16,679	The Chugoku Electric Power Co., Inc. (Electric Utilities)	222
79,000	The Higo Bank Ltd. (Regional Banks)	481
41,491	The Kansai Electric Power Co., Inc. (Electric Utilities)	324
89,000	The San-in Godo Bank Ltd. (Regional Banks)	649
165,000	The Yokohama Rubber Co. Ltd. (Tires & Rubber)	1,218
66,649	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,703
124,400	Tokyo Electron Ltd. (Semiconductor Equipment)	5,302
644,000	Tokyo Gas Co. Ltd. (Gas Utilities)	3,549
65,000	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	564
128,000	Toppan Printing Co. Ltd. (Commercial Printing)	743
283,000	Toshiba Corp. (Computer Hardware)	907
116,631	Tosoh Corp. (Commodity Chemicals)	221
239,600	Toyota Motor Corp. (Automobile Manufacturers)	9,336
48,300	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,033
95,695	Trend Micro, Inc. (Systems Software)	2,674
13,900	Tsumura & Co. (Pharmaceuticals)	437
90,500	UNY Co. Ltd. (Hypermarkets & Super Centers)	704
5,083	USS Co. Ltd. (Automotive Retail)	538
118,700	West Japan Railway Co. (Railroads)	5,074
1,857	Yahoo Japan Corp. (Internet Software & Services)	708
34,000	Zeon Corp. (Specialty Chemicals)	237
		354,079
	Jersey — 0.91%
512,253	Glencore International PLC (Diversified Metals & Mining)	2,838
360,459	Petrofac Ltd. (Oil & Gas Equipment & Services)	9,283
152,830	Shire PLC (Pharmaceuticals)	4,476
60,600	Wolseley PLC (Trading Companies & Distributors)	2,585
		19,182
	Luxembourg — 0.19%
21,729	Oriflame Cosmetics SA (Personal Products)	744

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Luxembourg (continued)
121,859	SES - FDR, Class - A (Cable & Satellite)	$3,314
		4,058
	Mexico — 0.03%
28,874	America Movil SAB de CV, Series L - Sponsored ADR (Wireless Telecommunication Services)	735
	Netherlands — 5.45%
457,890	AEGON NV (Life & Health Insurance)	2,380
349,376	Akzo Nobel NV (Diversified Chemicals)	19,748
105,125	ASML Holding NV (Semiconductor Equipment)	5,618
14,072	ASML Holding NV - NYS (Semiconductor Equipment)	755
3,124	Corio NV (Retail Real Estate Investment Trusts)	133
60,586	European Aeronautic Defence & Space Co. (Aerospace & Defense)	1,920
93,619	Fugro NV (Oil & Gas Equipment & Services)	6,366
70,892	Gemalto NV (Computer Storage & Peripherals)	6,235
177,492	ING Groep NV (Other Diversified Financial Services) (a)	1,402
184,093	Koninklijke Ahold NV (Food Retail)	2,306
13,341	Koninklijke Boskalis Westminster NV (Construction & Engineering)	482
81,910	Koninklijke DSM NV (Diversified Chemicals)	4,083
139,356	Koninklijke KPN NV (Integrated Telecommunication Services)	1,065
184,335	Koninklijke Philips Electronics NV (Industrial Conglomerates)	4,300
58,985	Koninklijke Vopak NV (Marine Ports & Services)	4,141
1,274,450	Reed Elsevier NV (Publishing)	17,039
193,725	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	6,700
1,267,478	TNT NV (Air Freight & Logistics)	4,413
644,605	Unilever NV (Packaged Foods & Meats)	22,802
77,154	Wolters Kluwer NV (Publishing)	1,450
61,342	Ziggo NV (Alternative Carriers) (b)	2,085
		115,423
	New Zealand — 0.03%
275,186	Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	543
	Nigeria — 0.07%
1,802,793	Nigerian Breweries PLC (Brewers)	1,572
	Norway — 0.73%
105,130	DNB ASA (Diversified Banks)	1,290
18,705	Fred. Olsen Energy ASA (Oil & Gas Drilling)	836
11,877	Gjensidige Forsikring ASA (Multi-line Insurance)	165
182,409	Orkla ASA (Industrial Conglomerates)	1,386
443,400	Statoil ASA (Integrated Oil & Gas)	11,451
6,867	Yara International ASA (Fertilizers & Agricultural Chemicals)	344
		15,472
	Papua New Guinea — 0.17%
465,063	Oil Search Ltd. (Oil & Gas Exploration & Production) (b)	3,579
	Portugal — 0.02%
136,215	EDP - Energias de Portugal SA (Electric Utilities)	375
	Russia — 0.19%
194,522	Gazprom OAO - Sponsored GDR (Integrated Oil & Gas)	1,963
27,070	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	1,666
29,062	Sberbank of Russia - Sponsored ADR (Diversified Banks)	338
		3,967
	Singapore — 2.05%
133,000	Ascendas Real Estate Investment Trust (Industrial Real Estate Investment Trusts)	261
216,000	CapitaLand Ltd. (Diversified Real Estate Activities)	560
165,000	CapitaMall Trust (Retail Real Estate Investment Trusts)	272
162,377	City Developments Ltd. (Diversified Real Estate Activities)	1,554
521,104	DBS Group Holdings Ltd. (Diversified Banks)	6,112
1,412,463	Genting Singapore PLC (Casinos & Gaming)	1,577
1,441,297	Hutchison Port Holdings Trust (Marine Ports & Services) *	1,045
658,000	Keppel Corp. Ltd. (Industrial Conglomerates)	6,114
53,000	Keppel Land Ltd. (Real Estate Development)	153
1,702,897	Olam International Ltd. (Food Distributors)	2,845
433,000	SembCorp Industries Ltd. (Industrial Conglomerates)	2,001
1,609,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	6,518
789,291	Singapore Airlines Ltd. (Airlines)	6,909
60,399	Singapore Exchange Ltd. (Specialized Finance)	345
455,730	Singapore Press Holdings Ltd. (Publishing)	1,512
1,967,000	Singapore Telecommunications Ltd. (Integrated Telecommunication Services) (b)	5,130
389,000	STX OSV Holdings Ltd. (Construction & Farm Machinery & Heavy Trucks)	515
		43,423
	South Korea — 1.23%
21,200	Hana Financial Group, Inc. (Diversified Banks)	649
87,350	Hynix Semiconductor, Inc. (Semiconductors) (a)	1,788
4,148	Hyundai Mobis (Auto Parts & Equipment)	1,159
152,340	KT&G Corp. (Tobacco)	11,611
7,323	Samsung C&T Corp. (Trading Companies & Distributors)	435
8,579	Samsung Electronics Co. Ltd. (Semiconductors)	10,391
		26,033

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain — 1.82%
26,719	ACS, Actividades de Construccion y Servicios SA (Construction & Engineering)	$550
158,500	Banco Popular Espanol SA (Diversified Banks)	346
1,480,366	Banco Santander SA (Diversified Banks) (a)	11,023
111,691	CaixaBank (Diversified Banks)	420
619	Construcciones y Auxiliar de Ferrocarriles SA (Construction & Farm Machinery & Heavy Trucks)	302
410,262	Enagas (Gas Utilities)	8,092
99,655	Grifols SA (Biotechnology) (a)	3,291
22,319	Industria de Diseno Textil SA (Apparel Retail)	2,771
75,166	Red Electrica Corporacion SA (Electric Utilities)	3,563
12,884	Repsol YPF SA (Integrated Oil & Gas)	250
149,969	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	6,972
20,941	Viscofan SA (Packaged Foods & Meats)	958
		38,538
	Sweden — 2.42%
145,342	Assa Abloy AB, Class - B (Building Products)	4,719
112,450	Atlas Copco AB, A Shares (Industrial Machinery)	2,625
11,691	Electrolux AB, Series B (Household Appliances)	289
33,624	Elekta AB, B Shares (Health Care Equipment)	444
340,429	Hennes & Mauritz AB, B Shares (Apparel Retail)	11,831
11,880	Holmen AB, B Shares (Paper Products)	325
6,219	Industrivarden AB, C Shares (Multi-Sector Holdings)	89
11,308	Investment AB Kinnevik, B Shares (Multi-Sector Holdings)	235
26,893	Investor AB, B Shares (Diversified Capital Markets)	592
65,474	Lundin Petroleum AB (Oil & Gas Exploration & Production) (a)	1,596
155,455	Nordea Bank AB (Diversified Banks)	1,538
10,344	Ratos AB, B Shares (Asset Management & Custody Banks)	91
75,074	Securitas AB, B Shares (Security & Alarm Services)	563
786,258	Skandinaviska Enskilda Banken AB, Class - A (Diversified Banks)	6,586
89,963	Skanska AB, B Shares (Construction & Engineering)	1,456
135,658	Svenska Cellulosa AB, B Shares (Paper Products)	2,521
113,714	Svenska Handelsbanken AB, A Shares (Diversified Banks)	4,262
83,653	Swedbank AB, A Shares (Diversified Banks)	1,572
37,529	Tele2 AB, B Shares (Integrated Telecommunication Services)	681
734,137	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	6,691
253,043	TeliaSonera AB (Integrated Telecommunication Services)	1,822
59,000	Volvo AB, B Shares (Construction & Farm Machinery & Heavy Trucks)	828
		51,356
	Switzerland — 8.55%
634,946	ABB Ltd. - Registered (Heavy Electrical Equipment)	11,913
14,096	Actelion Ltd. - Registered (Biotechnology)	706
3,470	Baloise Holding AG - Registered (Multi-line Insurance)	273
209	Banque Cantonale Vaudoise - Registered (Regional Banks)	108
102,230	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	6,133
20,802	DKSH Holding Ltd. (Advertising) (a)	1,300
10,402	Givaudan SA - Registered (Specialty Chemicals)	9,874
30,760	Holcim Ltd. - Registered (Construction Materials)	1,960
14,890	Lonza Group AG - Registered (Life Sciences Tools & Services)	779
650,736	Nestle SA (Packaged Foods & Meats)	41,043
484,233	Novartis AG - Registered (Pharmaceuticals)	29,640
1,934	Pargesa Holding SA (Multi-Sector Holdings)	128
222,991	Roche Holding AG - Genusscheine (Pharmaceuticals)	41,672
298	SGS SA - Registered (Research and Consulting Services)	612
9,025	Sonova Holding AG - Registered (Health Care Equipment)	912
3,474	Swiss Prime Site AG - Registered (Real Estate Operating Companies)	287
25,763	Swiss Re AG (Reinsurance)	1,656
8,943	Swisscom AG - Registered (Integrated Telecommunication Services)	3,595
9,243	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	3,456
49,448	Temenos Group AG - Registered (Application Software) (a)	739
10,482	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	4,183
20,457	The Swatch Group AG - Registered (Apparel, Accessories & Luxury Goods)	1,422
20,438	Transocean Ltd. (Oil & Gas Drilling)	912
616,632	UBS AG - Registered (Diversified Capital Markets)	7,510
41,238	Zurich Financial Services AG (Multi-line Insurance)	10,272
		181,085
	Taiwan — 0.07%
6,707	Asustek Computer, Inc. - Sponsored GDR, Registered Shares (Computer Hardware)*	364
45,274	Hon Hai Precision Industry Co. Ltd. - Sponsored GDR, Registered Shares (Electronic Manufacturing Services)*	284
56,800	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	899
		1,547
	United Kingdom — 18.60%
143,159	Aberdeen Asset Management PLC (Asset Management & Custody Banks)	719

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
39,112	Anglo American PLC (Diversified Metals & Mining)	$1,147
21,653	Antofagasta PLC (Diversified Metals & Mining)	441
26,327	ARM Holdings PLC (Semiconductors)	244
14,700	ASOS PLC (Internet Retail) (a)	521
259,208	AstraZeneca PLC (Pharmaceuticals)	12,367
1,316,654	Aviva PLC (Multi-line Insurance)	6,775
952,146	BAE Systems PLC (Aerospace & Defense)	4,998
1,464,111	Balfour Beatty PLC (Construction & Engineering)	7,179
4,432,101	Barclays PLC (Diversified Banks)	15,375
485,700	BG Group PLC (Integrated Oil & Gas)	9,803
420,071	BHP Billiton PLC (Diversified Metals & Mining)	13,056
1,644,188	BP PLC (Integrated Oil & Gas)	11,588
548,429	British American Tobacco PLC (Tobacco)	28,154
51,670	British Land Co. PLC (Diversified Real Estate Investment Trusts)	435
265,564	British Sky Broadcasting Group PLC (Cable & Satellite)	3,188
536,852	BT Group PLC (Integrated Telecommunication Services)	2,000
49,197	Capita PLC (Human Resource & Employment Services)	615
33,606	Capital Shopping Centres Group PLC (Retail Real Estate Investment Trusts)	178
15,932	Carnival PLC (Hotels, Resorts & Cruise Lines)	587
462,873	Centrica PLC (Multi-Utilities)	2,450
284,321	Diageo PLC (Distillers & Vintners)	7,985
39,300	Ensco PLC, Class - A (Oil & Gas Drilling)	2,144
385,314	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	1,921
58,872	FirstGroup PLC (Railroads)	228
30,609	Fresnillo PLC (Precious Metals & Minerals)	916
672,314	GKN PLC (Auto Parts & Equipment) (b)	2,332
844,034	GlaxoSmithKline PLC (Pharmaceuticals)	19,454
43,286	Hammerson PLC (Retail Real Estate Investment Trusts)	315
3,436,081	HSBC Holdings PLC (Diversified Banks)	31,806
1,190,718	HSBC Holdings PLC (HK) (Diversified Banks)	11,203
33,279	ICAP PLC (Investment Banking & Brokerage)	173
670,236	Imperial Tobacco Group PLC (Tobacco)	24,803
16,480	InterContinental Hotels Group PLC (Hotels, Resorts & Cruise Lines)	431
32,383	Investec PLC (Diversified Capital Markets)	200
623,384	ITV PLC (Broadcasting)	890
398,820	J Sainsbury PLC (Food Retail)	2,238
31,629	John Wood Group PLC (Oil & Gas Equipment & Services)	410
83,165	Johnson Matthey PLC (Specialty Chemicals)	3,240
179,479	Kingfisher PLC (Home Improvement Retail)	766
142,075	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	1,747
361,836	Legal & General Group PLC (Life & Health Insurance)	771
404,648	Marks & Spencer Group PLC (Department Stores)	2,331
358,631	Meggitt PLC (Aerospace & Defense)	2,287
674,442	Michael Page International PLC (Human Resource & Employment Services)	3,875
51,352	Micro Focus International PLC (Application Software)	489
136,921	Mondi PLC (Paper Products)	1,393
492,235	National Grid PLC (Multi-Utilities)	5,428
10,645	Next PLC (Department Stores)	593
15,413	Pearson PLC (Publishing)	301
40,044	Provident Financial PLC (Consumer Finance)	888
793,633	Prudential PLC (Life & Health Insurance)	10,270
4,450	RecKitt Benckiser Group PLC (Household Products)	256
302,245	Reed Elsevier PLC (Publishing)	2,889
86,389	Resolution Ltd. (Life & Health Insurance)	303
879,394	Rexam PLC (Metal & Glass Containers)	6,175
165,890	Rio Tinto PLC (Diversified Metals & Mining)	7,727
521,382	Rolls-Royce Holdings PLC (Aerospace & Defense)	7,097
30,835	Rotork PLC (Industrial Machinery)	1,127
61,804	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	2,136
212,105	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	7,527
221,410	RSA Insurance Group PLC (Multi-line Insurance)	395
225,382	SABMiller PLC (Brewers)	9,898
44,473	SEGRO PLC (Industrial Real Estate Investment Trusts)	163
14,514	Severn Trent PLC (Water Utilities)	393
4,155	Shire PLC - Sponsored ADR (Pharmaceuticals)	369
70,611	Spirax-Sarco Engineering PLC (Industrial Machinery)	2,384
57,999	SSE PLC (Electric Utilities)	1,304
199,134	Standard Chartered PLC (Diversified Banks)	4,501
144,554	Standard Life PLC (Life & Health Insurance)	636
632,920	Taylor Wimpey PLC (Homebuilding)	555
3,969,617	Tesco PLC (Food Retail)	21,279
326,946	The Sage Group PLC (Application Software)	1,654
149,494	Tullow Oil PLC (Oil & Gas Exploration & Production)	3,307
251,682	Unilever PLC (Packaged Foods & Meats)	9,151
41,724	United Utilities Group PLC (Multi-Utilities)	482
20,064	Vedanta Resources PLC (Diversified Metals & Mining)	333
7,144,435	Vodafone Group PLC (Wireless Telecommunication Services)	20,273
87,985	WH Smith PLC (Specialty Stores)	918
122,961	Whitbread PLC (Restaurants)	4,503
1,058,302	William Morrison Supermarkets PLC (Food Retail)	4,873
375,121	WPP PLC (Broadcasting)	5,097
169,767	Xstrata PLC (Diversified Metals & Mining)	2,625
		393,978
	United States — 0.20%
46,135	Liberty Global, Inc., Class - A (Cable & Satellite) (a)	2,803

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
46,673	Virgin Media, Inc. (Cable & Satellite)	$1,374
		4,177
	Total Common Stocks	2,071,687
	Preferred Stocks — 0.37%
	Brazil — 0.00%
11,000	Oi SA - Preferred (Integrated Telecommunication Services)	44
	Germany — 0.37%
7,472	Fuchs Petrolub AG - Preferred (Oil & Gas Exploration & Production)	473
91,801	Henkel AG & Co. KGaA - Preferred (Household Products)	7,300
		7,773
	Total Preferred Stocks	7,817
	Time Deposit — 1.00%
$21,234	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/12	21,234
	Total Time Deposit	21,234
	Mutual Funds — 0.08%
	United States — 0.08%
579,000	Alliance Money Market Fund Prime Portfolio, 0.08% (c)	579
1,111,885	SSgA U.S. Government Money Market, 0.07% (c)	1,112
	Total Mutual Funds	1,691
	Total Investments
	(cost $1,938,547) — 99.26%	2,102,429
	Other assets in excess of liabilities — 0.74%	15,625
	Net Assets — 100.00%	$2,118,054

*	Security was fair valued on September 20, 2012, and represents a Level 2 security. Refer to Note 2 in the notes to portfolio of investments.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on September 30, 2012.

ADR — American Depositary Receipt
FDR — Fiduciary Depositary Receipt
GDR — Global Depositary Receipt
NYS — New York Registered Shares

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

The following table refects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	Lazard Asset Management LLC	SSgA Funds Management, Inc. - Quality Yield	Total

Common Stocks	19.93%	18.85%	19.45%	10.81%	28.77%	97.81%
Preferred Stocks	0.35%	0.02%	-	-	-	0.37%
Time Deposit	0.11%	0.70%	0.19%	-	-	1.00%
Mutual Funds	-	-	-	0.05%	0.03%	0.08%
Other Assets (Liabilities)	0.11%	0.11%	0.22%	0.05%	0.25%	0.74%
Total Net Assets	20.50%	19.68%	19.86%	10.91%	29.05%	100.00%

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2012.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/12 (000)	Unrealized Appreciation/ (Depreciation) (000)

	Currencies Purchased
4,214,854	Hong Kong Dollar	State Street Brokerage	10/4/12	$544	$544	$-
	Total Currencies Purchased			$544	$544	$-

	Currencies Sold
3,185,000	Euro	Bank of America	10/18/12	$4,172	$4,093	$79
4,150,600	Euro	State Street Brokerage	11/2/12	5,115	5,335	(220)
4,347,400	Euro	State Street Brokerage	11/2/12	5,392	5,588	(196)
3,925,900	Euro	State Street Brokerage	11/2/12	4,957	5,046	(89)
4,245,900	Euro	State Street Brokerage	11/2/12	5,425	5,458	(33)
5,765,588	Hong Kong Dollar	Mellon Bank	10/4/12	744	744	-
104,061,000	Japanese Yen	Bank of New York	10/9/12	1,328	1,334	(6)
	Total Currencies Sold			$27,133	$27,598	$(465)
	Net Unrealized Appreciation/(Depreciation)					$(465)

Amounts designated as “–” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 90.98%
	Bermuda — 0.53%
3,007,577	Cosco Pacific Ltd. (Marine Ports & Services)	$4,205
	Brazil — 11.63%
18,146	AES Tiete SA - Preferred (Independent Power Producers & Energy Traders)	201
124,028	Banco Bradesco SA - Sponsored ADR (Diversified Banks)	1,993
317,002	Banco do Brasil SA (Diversified Banks)	3,880
32,463	Banco do Estado do Rio Grande do Sul SA - Preferred, Class - B (Diversified Banks)	283
648,540	Banco Santander Brasil SA - Sponsored ADR (Diversified Banks)	4,780
531,171	BM&F BOVESPA SA (Specialized Finance)	3,200
273,200	Brasil Insurance Participacoes e Adminstracao SA (Insurance Brokers)	2,580
418,100	Centrais Eletricas Brasileiras SA (Electric Utilities)	2,492
39,400	Cia de Saneamento Basico do Estado de Sao Paulo SABESP - Sponsored ADR (Water Utilities)	3,200
30,500	Cia. Hering SA (Apparel Retail)	682
91,600	Companhia de Bebidas das Americas - Sponsored ADR (Brewers)	3,506
6,386	Companhia de Transmissao de Energia Eletrica Paulista - Preferred (Electric Utilities)	117
28,312	Companhia Energetica de Sao Paulo - Preferred, Class - B (Independent Power Producers & Energy Traders)	299
15,100	Cosan SA Industria e Comercio (Oil & Gas Refining & Marketing)	275
54,928	CPFL Energia SA (Electric Utilities)	605
201,000	Diagnosticos da America SA (Health Care Services)	1,202
386,700	EDP - Energias do Brasil SA (Electric Utilities)	2,427
90,100	EZ Tec Empreendimentos e Participacoes SA (Homebuilding)	1,125
207,740	Fibria Celulose SA - Sponsored ADR (Paper Products)	1,940
248,300	Gafisa SA - Sponsored ADR (Homebuilding)	1,085
55,500	Iochpe-Maxion SA (Construction & Farm Machinery & Heavy Trucks)	728
316,450	Itau Unibanco Holding SA (Diversified Banks)	4,794
79,790	Itau Unibanco Holding SA - Sponsored ADR (Diversified Banks)	1,219
557,468	Itausa - Investimentos Itau SA - Preferred (Diversified Banks)	2,484
671,300	JBS SA (Packaged Foods & Meats)	2,203
11,178	Light SA (Electric Utilities)	130
244,900	Magnesita Refratarios SA (Construction Materials)	912
36,100	Natura Cosmeticos SA (Personal Products)	978
101,500	Obrascon Huarte Lain Brasil SA (Highways & Railtracks)	925
32,230	Oi SA - Sponsored ADR (Integrated Telecommunication Services)	160
469,489	Oi SA - Sponsored ADR (Integrated Telecommunication Services)	1,887
780,470	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	17,904
312,860	Porto Seguro SA (Multi-line Insurance)	3,150
117,200	Souza Cruz SA (Tobacco)	1,571
302,724	Sul America SA (Multi-line Insurance)	2,235
37,999	Tractebel Energia SA (Independent Power Producers & Energy Traders)	599
77,800	Ultrapar Participacoes SA (Oil & Gas Storage & Transportation)	1,742
124,134	Vale SA (Steel)	2,220
596,780	Vale SA - Sponsored ADR (Steel)	10,682
		92,395
	Cayman Islands — 0.23%
429,000	Asia Cement China Holdings Corp. (Construction Materials)	181
968,000	Bosideng International Holdings Ltd. (Apparel, Accessories & Luxury Goods)	272
391,000	Dongyue Group (Specialty Chemicals)	174
1,118,000	Minth Group Ltd. (Auto Parts & Equipment)	1,179
		1,806
	Chile — 0.48%
2,415,830	Banco de Chile SA (Diversified Banks)	338
4,340	Banco de Credito e Inversiones (Diversified Banks)	274
9,059,422	Banco Santander Chile (Diversified Banks)	641
10,074	Cap SA (Steel)	351
12,356,229	CorpBanca (Diversified Banks)	149
72,480	E-CL SA (Electric Utilities)	177
16,043	Empresa Nacional de Telecomunicaiones SA (Wireless Telecommunication Services)	335
1,827,319	Enersis SA (Electric Utilities)	598
19,728	LATAM Airlines Group SA (Airlines)	501
10,080	LATAM Airlines Group SA - BDR (Airlines)	251
113,130	Vina Concha y Toro SA (Distillers & Vintners)	237
		3,852
	China — 12.74%
562,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	1,750
17,783,100	Bank of China Ltd., H Shares (Diversified Banks)	6,766
2,862,000	Beijing Capital International Airport Co. Ltd., H Shares (Airport Services)	1,919
5,791,000	BYD Electronic International Co. Ltd. (Communications Equipment)	1,232
292,000	China BlueChemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	173
4,569,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	4,172
672,000	China Communications Construction Co. Ltd., H Shares (Construction & Engineering)	543
2,870,000	China Communications Services Corp. Ltd., H Shares (Integrated Telecommunication Services)	1,662
14,811,250	China Construction Bank Corp., H Shares (Diversified Banks)	10,277
184,800	China International Marine Containers (Group) Co. Ltd., Class - B (Industrial Machinery)	230

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
1,439,000	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	$4,157
2,597,000	China Minsheng Banking Corp. Ltd., H Shares (Diversified Banks)	2,050
74,500	China Mobile Ltd. - Sponsored ADR (Wireless Telecommunication Services)	4,124
6,216,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	5,804
3,524,000	China Power International Development Ltd. (Independent Power Producers & Energy Traders)	964
1,946,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	1,742
3,329,000	China Railway Group Ltd., H Shares (Construction & Engineering)	1,455
922,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	3,581
35,100	CSG Holding Co. Ltd., Class - B (Construction Materials)	22
880,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	1,027
224,000	ENN Energy Holdings Ltd. (Gas Utilities)	943
9,981,200	Global Bio-Chem Technology Group Co. Ltd. (Agricultural Products)	1,056
230,500	Great Wall Motor Co. Ltd., H Shares (Automobile Manufacturers)	608
4,371,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobile Manufacturers)	2,870
65,984	Huaneng Power International, Inc. - Sponsored ADR (Electric Utilities)	1,975
878,000	Huaneng Power International, Inc., H Shares (Electric Utilities)	668
20,242,440	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	11,957
259,660	Inner Mongolia Yitai Coal Co. Ltd., Class - B (Coal & Consumable Fuels)	1,402
380,000	Jiangsu Expressway Co. Ltd., H Shares (Highways & Railtracks)	315
462,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	1,170
2,532,000	Lianhua Supermarket Holdings Ltd., H shares (Hypermarkets & Super Centers)	2,012
24,120	PetroChina Co. Ltd. - Sponsored ADR (Integrated Oil & Gas)	3,115
4,500,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	5,897
854,000	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance)	1,049
219,000	Ping An Insurance Group Co. of China Ltd., H Shares (Life & Health Insurance)	1,655
736,000	Shimao Property Holdings Ltd. (Real Estate Development)	1,266
404,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Commodity Chemicals)	104
9,185,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	1,196
398,500	Soho China Ltd. (Real Estate Development)	247
127,300	Tencent Holdings Ltd. (Internet Software & Services)	4,338
514,000	TPV Technology Ltd. (Computer Storage & Peripherals)	113
1,080,000	Weiqiao Textile Co. Ltd., H Shares (Textiles)	394
360,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	549
3,820,000	Zhejiang Expressway Co. Ltd., H Shares (Highways & Railtracks)	2,660
		101,209
	Colombia — 0.40%
1,093,029	Ecopetrol SA (Integrated Oil & Gas)	3,220
	Czech Republic — 0.25%
6,060	Komercni Banka A/S (Diversified Banks)	1,210
36,990	Telefonica O2 Czech Republic A/S (Integrated Telecommunication Services)	749
		1,959
	Egypt — 0.36%
252,700	Commercial International Bank Egypt SAE (Diversified Banks)	1,457
30,864	Egyptian Kuwaiti Holding Co. (Asset Management & Custody Banks)	41
27,694	Orascom Construction Industries (Construction & Engineering)	1,309
15,694	Telecom Egypt Co. (Integrated Telecommunication Services)	38
		2,845
	Hong Kong — 4.10%
570,000	Agile Property Holdings Ltd. (Real Estate Development)	643
1,896,000	China Dongxiang Group Co. (Apparel, Accessories & Luxury Goods)	203
373,086	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	1,150
1,102,500	China Mobile Ltd. (Wireless Telecommunication Services)	12,221
411,000	CITIC Pacific Ltd. (Industrial Conglomerates)	493
3,485,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	7,146
2,240,337	Evergrande Real Estate Group Ltd. (Real Estate Development)	887
275,000	Fosun International (Steel)	132
884,000	Guangdong Investment Ltd. (Water Utilities)	699
858,800	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Development)	989
128,500	Hengan International Group Co. Ltd. (Personal Products)	1,215
1,230,000	Lenovo Group Ltd. (Computer Hardware)	1,018
493,298	NWS Holdings Ltd. (Industrial Conglomerates)	793
1,276,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	3,793
2,550,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	691
2,132,000	Yuexiu Property Co. Ltd. (Diversified Real Estate Activities)	542
		32,615
	India — 7.37%
29,596	ACC Ltd. (Construction Materials)	825
88,786	Ambuja Cements Ltd. (Construction Materials)	340
3,453	Asian Paints Ltd. (Specialty Chemicals)	258
29,550	Axis Bank Ltd. (Diversified Banks)	636
23,850	Bajaj Auto Ltd. (Motorcycle Manufacturers)	828
120,175	Bank of India (Diversified Banks)	709

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
526,304	Bharat Heavy Electricals Ltd. (Heavy Electrical Equipment)	$2,464
49,474	Bharat Pertoleum Corp. Ltd. (Oil & Gas Refining & Marketing)	327
4,073	Canara Bank Ltd. (Diversified Banks)	33
134,455	Coal India Ltd. (Coal & Consumable Fuels)	915
54,900	GAIL India Ltd. (Gas Utilities)	398
52,236	HCL Technologies Ltd. (IT Consulting & Other Services)	572
124,117	HDFC Bank Ltd. (Diversified Banks)	1,481
11,540	Hero MotoCorp Ltd. (Motorcycle Manufacturers)	411
136,620	Hindustan Petroleum Corp. Ltd. (Oil & Gas Refining & Marketing)	798
286,260	Hindustan Unilever Ltd. (Household Products)	2,963
119,993	ICICI Bank Ltd. (Diversified Banks)	2,409
50,020	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	2,008
1,141,884	India Cements Ltd. (Construction Materials)	2,055
141,511	Infrastructure Development Finance Co. Ltd. (Specialized Finance)	414
306,769	ITC Ltd. (Tobacco)	1,584
267,026	Jubilant Life Sciences Ltd. (Diversified Chemicals)	1,071
43,231	LIC Housing Finance Ltd. (Thrifts & Mortgage Finance)	231
63,222	Mahindra & Mahindra Ltd. (Automobile Manufacturers)	1,036
20,000	Mahindra & Mahindra Ltd. - Sponsored GDR (Automobile Manufacturers) *	328
264,310	NMDC Ltd. (Diversified Metals & Mining)	972
242,339	Oil & Natural Gas Corp. Ltd. (Oil & Gas Exploration & Production)	1,290
432,882	Oriental Bank of Commerce (Diversified Banks)	2,477
131,335	Power Grid Corp. of India Ltd. (Electric Utilities)	300
314,384	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	4,991
139,050	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing) (a)*	4,414
888,289	Rolta India Ltd. (IT Consulting & Other Services)	1,224
155,945	Rural Electrification Corp. Ltd. (Specialized Finance)	645
130,302	Satyam Computer Services Ltd. (IT Consulting & Other Services)	274
108,955	Sesa Goa Ltd. (Steel)	354
109,614	State Bank of India Ltd. (Diversified Banks)	4,657
967,160	Steel Authority of India Ltd. (Steel)	1,567
1,103,310	Sterlite Industries (India) Ltd. (Diversified Metals & Mining)	2,083
80,180	Sterlite Industries (India) Ltd. - Sponsored ADR (Diversified Metals & Mining)	609
48,214	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	636
30,974	Tata Consultancy Services Ltd. (IT Consulting & Other Services)	761
419,992	Tata Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	2,131
70,000	Tata Motors Ltd. - Sponsored ADR (Construction & Farm Machinery & Heavy Trucks)	1,798
13,845	Tata Steel Ltd. (Steel)	105
20,000	Tata Steel Ltd. - Sponsored GDR, Registered Shares (Steel)	151
24,233	Ultra Tech Cement Ltd. (Construction Materials)	904
65,204	Wipro Ltd. (IT Consulting & Other Services)	471
70,000	Wipro Ltd. - Sponsored ADR (IT Consulting & Other Services)	626
		58,534
	Indonesia — 1.81%
3,494,000	PT Aneka Tambang Tbk (Diversified Metals & Mining)	493
129,000	PT Astra Agro Lestari Tbk (Agricultural Products)	296
689,500	PT Bank Mandiri Tbk (Diversified Banks)	591
4,740,000	PT Bank Negara Indonesia Persero Tbk (Diversified Banks)	1,945
2,922,000	PT Bank Rakyat Indonesia Persero Tbk (Diversified Banks)	2,276
360,500	PT Indo Tambangraya Megah Tbk (Coal & Consumable Fuels)	1,589
2,640,000	PT Indosat Tbk (Wireless Telecommunication Services)	1,490
4,214,000	PT Medco Energi Internasional Tbk (Oil & Gas Exploration & Production)	753
2,930,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	1,264
250,500	PT Semen Gresik (Persero) Tbk (Construction Materials)	379
278,500	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	472
2,722,000	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	2,689
400,000	PT Vale Indonesia Tbk (Diversified Metals & Mining)	123
		14,360
	Malaysia — 2.07%
361,900	Alliance Financial Group Berhad (Diversified Banks)	485
197,500	Berjaya Sports Toto Berhard (Casinos & Gaming)	280
3,800	British American Tobacco Malaysia Berhad (Tobacco)	75
241,500	Digi.com Berhad (Wireless Telecommunication Services)	417
477,200	Gamuda Berhad (Construction & Engineering)	537
800,300	Genting Berhad (Casinos & Gaming)	2,282
774,300	IOI Corp. Berhad (Agricultural Products)	1,262
135,700	Kuala Lumpur Kepong Berhad (Agricultural Products)	980
56,700	Lafarge Malayan Cement Berhad (Construction Materials)	165
607,500	Malayan Banking Berhad (Diversified Banks)	1,792
268,700	Maxis Berhad (Wireless Telecommunication Services)	609
326,900	MISC Berhad (Marine)	455

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
174,300	Parkson Holdings Berhad (Department Stores)	$275
150,300	Public Bank Berhad (Diversified Banks)	707
51,200	RHB Capital Berhad (Diversified Banks)	121
663,000	Sime Darby Berhad (Other Diversified Financial Services)	2,127
302,100	Telekom Malaysia Berhad (Integrated Telecommunication Services)	612
280,000	Tenaga Nasional Berhad (Electric Utilities)	625
747,000	UMW Holdings Berhad (Auto Parts & Equipment)	2,445
321,700	YTL Power International Berhad (Multi-Utilities)	175
		16,426
	Mexico — 2.74%
1,221,530	Alfa SAB, Class - A (Industrial Conglomerates)	2,274
175,690	America Movil SAB de CV, Series L - Sponsored ADR (Wireless Telecommunication Services)	4,470
92,569	Arca Continental SAB de CV (Soft Drinks)	656
77,000	Cemex SAB de CV - Sponsored ADR (Construction Materials) (b)	641
118,779	Coca-Cola FEMSA SAB de CV, Series L (Soft Drinks)	1,539
138,980	Compartamos SAB de CV (Consumer Finance)	163
1,374,200	Consorcio ARA SAB de CV (Homebuilding)	430
104,870	Desarrolladora Homex SA de CV - Sponsored ADR (Homebuilding)	1,430
3,100	Fomento Economico Mexicano SAB de CV - Sponsored ADR (Soft Drinks)	285
177,900	Grupo Financiero Banorte SAB de CV (Diversified Banks)	1,006
42,100	Grupo Financiero Santander Mexico SAB de CV - Sponsored ADR, Class - B (Diversified Banks) (b)	577
1,380,188	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)	4,563
183,924	Grupo Modelo SAB de CV, Series C (Brewers)	1,656
20,189	Industrias Penoles SA de CV (Precious Metals & Minerals)	996
439,721	Kimberly-Clark de Mexico SAB de CV, Class - A (Household Products)	1,050
		21,736
	Morocco — 0.01%
4,041	Maroc Telecom (Integrated Telecommunication Services)	48
	Peru — 0.58%
43,900	Compania de Minas Buenaventura SA - Sponsored ADR (Gold)	1,710
21,700	Credicorp Ltd. (Diversified Banks)	2,719
173,664	Volcan Compania Minera SAA, Class - B (Diversified Metals & Mining)	195
		4,624
	Philippines — 0.83%
627,300	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	735
763,500	Aboitiz Power Corp. (Independent Power Producers & Energy Traders)	614
1,356,400	Alliance Global Group, Inc. (Food Distributors)	478
477,809	Bank of the Philippine Islands (Diversified Banks)	914
552,820	DMCI Holdings, Inc. (Industrial Conglomerates)	770
137,230	First Philippine Holdings Corp. (Electric Utilities)	260
5,425	Globe Telecom, Inc. (Wireless Telecommunication Services)	151
37,830	Manila Electric Co. (Electric Utilities)	231
432,509	Metropolitan Bank & Trust Co. (Diversified Banks)	959
1,985	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	133
9,900	Philippine Long Distance Telephone Co. - Sponsored ADR (Wireless Telecommunication Services)	653
38,990	SM Investments Corp. (Industrial Conglomerates)	683
		6,581
	Poland — 1.22%
114,018	Asseco Poland SA (Systems Software)	1,591
4,156	Bank Handlowy w Warszawie SA (Diversified Banks)	114
27,165	Bank Pekao SA (Diversified Banks)	1,339
4,763	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining)	136
28,731	KGHM Polska Miedz SA (Diversified Metals & Mining)	1,369
57,000	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing) (b)	810
1,036,160	Polskie Gornictwo Naftowe i Gazownictwo SA (Integrated Oil & Gas) (b)	1,317
80,795	Powszechna Kasa Oszczednosci Bank Polski SA (Diversified Banks)	898
13,655	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance)	1,535
70,379	Synthos SA (Commodity Chemicals)	125
95,741	Telekomunikacja Polska SA (Integrated Telecommunication Services)	492
		9,726
	Russia — 6.40%
553,480	Gazprom - Sponsored ADR (Integrated Oil & Gas) *	5,551
829,132	Gazprom OAO - Sponsored GDR (Integrated Oil & Gas)	8,366
58,383	Globaltrans Investment PLC (Railroads)	1,213
47,581	LUKOIL (Integrated Oil & Gas) *	2,946
128,830	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	7,928
62,412	Mining & Metallurgical Co. Norilsk Nickel OJSC - Sponsored ADR (Diversified Metals & Mining)	987
185,904	Mobile TeleSystems OJSC - Sponsored ADR (Wireless Telecommunication Services)	3,257
140,366	Pharmstandard - Registered Shares GDR (Pharmaceuticals) *	1,993
543,729	Rosneft Oil Co. OJSC - Sponsored GDR, Registered Shares (Integrated Oil & Gas)*	3,654

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
1,276,199	Sberbank (Diversified Banks)	$3,733
22,860	Sberbank of Russia - Sponsored ADR (Diversified Banks)	266
39,736	Severstal (Steel) *	501
27,083	Severstal - Sponsored GDR, Registered Shares (Steel) *	339
188,600	Surgutneftegaz OAO - Sponsored ADR Preferred (Integrated Oil & Gas)	1,237
105,594	Tatneft - Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	4,379
39,941	Uralkali - Sponsored GDR, Registered Shares (Fertilizers & Agricultural Chemicals)	1,652
242,950	VimpelCom Ltd. - Sponsored ADR (Wireless Telecommunication Services)	2,891
		50,893
	South Africa — 7.59%
35,824	ABSA Group Ltd. (Diversified Banks)	597
104,996	Adcock Ingram Holdings Ltd. (Pharmaceuticals)	750
369,021	African Bank Investments Ltd. (Other Diversified Financial Services)	1,467
53,756	Anglo Platinum Ltd. (Precious Metals & Minerals)	2,768
4,961	AngloGold Ashanti Ltd. (Gold)	175
11,672	Assore Ltd. (Diversified Metals & Mining)	463
100,023	Aveng Ltd. (Construction & Engineering)	377
159,332	AVI Ltd. (Packaged Foods & Meats)	1,145
2,130	Barloworld Ltd. (Trading Companies & Distributors)	18
34,713	Exxaro Resources Ltd. (Diversified Metals & Mining)	672
929,997	FirstRand Ltd. (Other Diversified Financial Services)	3,120
19,902	Gold Fields Ltd. (Gold)	256
575,530	Growthpoint Properties Ltd. (Specialized Real Estate Investment Trusts)	1,722
64,753	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	1,083
129,718	Imperial Holdings Ltd. (Distributors)	2,926
29,951	Investec Ltd. (Diversified Capital Markets)	184
384,790	JD Group Ltd. (Home Improvement Retail)	2,152
50,418	Kumba Iron Ore Ltd. (Steel)	3,050
65,080	Liberty Holdings Ltd. (Life & Health Insurance)	777
360,308	Life Healthcare Group Holdings Pte Ltd. (Health Care Facilities)	1,376
123,717	MMI Holdings Ltd. (Life & Health Insurance)	315
313,620	MTN Group Ltd. (Wireless Telecommunication Services)	6,044
728,316	Murray & Roberts Holdings Ltd. (Construction & Engineering)	1,937
74,033	Nedbank Group Ltd. (Diversified Banks)	1,630
43,251	Pretoria Portland Cement Co. Ltd. (Construction Materials)	151
337,014	Redefine Properties Ltd. (Real Estate Operating Companies)	379
44,877	Reunert Ltd. (Industrial Conglomerates)	372
84,790	RMI Holdings Ltd. (Life & Health Insurance)	220
51,140	Samsung Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,735
657,801	Sanlam Ltd. (Life & Health Insurance)	2,973
87,860	Sappi Ltd. (Paper Products) (b)	250
117,660	Sasol Ltd. (Integrated Oil & Gas)	5,269
581,814	Standard Bank Group Ltd. (Diversified Banks)	7,393
519,550	Telkom South Africa Ltd. (Integrated Telecommunication Services)	1,100
42,697	The Spar Group Ltd. (Food Distributors)	657
119,482	Truworths International Ltd. (Apparel Retail)	1,351
98,419	Vodacom Group Ltd. (Wireless Telecommunication Services)	1,209
302,339	Woolworths Holdings Ltd. (Department Stores)	2,211
		60,274
	South Korea — 15.90%
31,760	BS Financial Group, Inc. (Regional Banks)	343
9,431	Daelim Industrial Co. Ltd. (Construction & Engineering)	805
23,690	DGB Financial Group, Inc. (Regional Banks)	313
17,830	Dongbu Insurance Co. Ltd. (Property & Casualty Insurance)	777
3,168	Doosan Corp. (Industrial Conglomerates)	392
16,671	Doosan Heavy Industries & Construction Co. Ltd. (Construction & Engineering)	840
74,090	Hana Financial Group, Inc. (Diversified Banks)	2,270
8,180	Hanwha Chemical Corp. (Commodity Chemicals)	255
14,770	Hotel Shilla Co. Ltd. (Hotels, Resorts & Cruise Lines)	736
4,183	Hyosung Corp. (Commodity Chemicals)	234
98,980	Hyundai Development Co. (Construction & Engineering)	1,982
56,600	Hyundai Marine & Fire Insurance Co. Ltd. (Property & Casualty Insurance)	1,762
3,894	Hyundai Mipo Dockyard Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	477
2,766	Hyundai Mobis (Auto Parts & Equipment)	773
25,591	Hyundai Motor Co. Ltd. (Automobile Manufacturers)	5,803
13,245	Hyundai Motor Co. Ltd. - Preferred (Automobile Manufacturers)	925
8,394	Hyundai Motor Co. Ltd. - Preferred (Automobile Manufacturers)	544
20,460	Hyundai Securities Co. Ltd. (Investment Banking & Brokerage)	171
144,160	Industrial Bank of Korea (Diversified Banks)	1,589
117,581	Jinro Ltd. (Distillers & Vintners)	2,582
33,490	Kangwon Land, Inc. (Casinos & Gaming)	753
170,334	KB Financial Group, Inc. (Diversified Banks)	6,085
63,190	KB Financial Group, Inc. - Sponsored ADR (Diversified Banks)	2,230
4,939	KCC Corp. (Building Products)	1,296
41,973	Kia Motors Corp. (Automobile Manufacturers)	2,621

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
83,420	Korea Electric Power Corp. (Electric Utilities)	$2,094
342,680	Korea Electric Power Corp. - Sponsored ADR (Electric Utilities) (b)	4,256
175,960	Korea Exchange Bank (Diversified Banks)	1,344
4,210	Korea Gas Corp. (Gas Utilities)	272
31,350	Korea Life Insurance Co. Ltd. (Life & Health Insurance)	218
75,850	KT Corp. (Integrated Telecommunication Services)	2,403
39,610	KT Corp. - Sponsored ADR (Integrated Telecommunication Services)	619
60,190	KT&G Corp. (Tobacco)	4,588
28,219	LG Corp. (Industrial Conglomerates)	1,579
59,268	LG Electronics, Inc. (Consumer Electronics)	3,680
40,900	LG UPlus Corp. (Integrated Telecommunication Services)	268
6,205	LS Corp. (Electrical Components & Equipment)	541
18,491	Mando Corp. (Auto Parts & Equipment)	2,562
96,650	Mirae Asset Securities Co. Ltd. (Asset Management & Custody Banks)	2,944
8,483	Nong Shim Co. Ltd. (Packaged Foods & Meats)	2,027
21,231	POSCO (Steel)	6,983
26,790	POSCO - Sponsored ADR (Steel)	2,184
6,016	S1 Corp. (Security & Alarm Services)	370
7,710	Samsung Card Co. Ltd. (Consumer Finance)	278
17,299	Samsung Electronics Co. Ltd. (Semiconductors)	20,952
9,308	Samsung Engineering Co. Ltd. (Construction & Engineering)	1,608
18,632	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	4,007
10,312	Samsung Life Insurance Co. Ltd. (Life & Health Insurance)	892
10,776	Samsung Securities Co. Ltd. (Investment Banking & Brokerage)	508
140,610	Shinhan Financial Group Co. Ltd. (Diversified Banks)	4,802
17,011	Shinsegae Co. Ltd. (Hypermarkets & Super Centers)	3,215
10,953	SK Holdings Co. Ltd. (Industrial Conglomerates)	1,533
5,172	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing)	784
44,130	SK Networks Co. Ltd. (Trading Companies & Distributors)	407
21,831	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	2,888
232,860	SK Telecom Co. Ltd. - Sponsored ADR (Wireless Telecommunication Services)	3,386
71,620	Tong Yang Life Insurance Co. Ltd. (Life & Health Insurance)	648
18,710	Woongjin Coway Co. Ltd. (Household Appliances)	518
294,730	Woori Finance Holdings Co. Ltd. (Diversified Banks)	2,917
10,729	Yuhan Corp. (Pharmaceuticals)	1,477
		126,310
	Taiwan — 9.26%
655,000	Acer, Inc. (Computer Hardware)	644
799,542	Asia Cement Corp. (Construction Materials)	1,012
135,000	Asustek Computer, Inc. (Computer Storage & Peripherals)	1,468
2,331,000	AU Optronics Corp. (Electronic Components)	844
277,990	AU Optronics Corp. - Sponsored ADR (Electronic Components) (b)	967
119,575	Chicony Electronics Co. Ltd. (Computer Storage & Peripherals)	282
1,612,000	China Development Financial Holding Corp. (Diversified Banks)	399
1,482,915	China Steel Corp. (Steel)	1,355
5,339,771	Chinatrust Financial Holding Co. Ltd. (Diversified Banks)	3,227
531,000	CHIPBOND Technology Corp. (Semiconductors)	843
771,108	Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	2,472
1,891,000	Compal Electronics, Inc. (Computer Hardware)	1,701
608,000	Coretronic Corp. (Electronic Equipment & Instruments)	581
490,000	Delta Electronics, Inc. (Electronic Components)	1,899
410,000	EVA Airways Corp. (Airlines)	241
454,000	Evergreen Marine Corp. Ltd. (Marine)	240
66,000	Everlight Electronics Co. Ltd. (Electronic Components)	107
1,154,276	Far Eastern New Century Corp. (Industrial Conglomerates)	1,305
197,000	Farglory Land Development Co. Ltd. (Real Estate Development)	369
39,000	Feng Hsin Iron & Steel Co. Ltd. (Steel)	68
725,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	1,951
623,000	Formosa Plastics Corp. (Commodity Chemicals)	1,783
141,000	Formosa Taffeta Co. Ltd. (Textiles)	135
935,996	Fubon Financial Holding Co. Ltd. (Other Diversified Financial Services)	1,020
189,000	Highwealth Construction Corp. (Real Estate Development)	318
2,322,040	Hon Hai Precision Industry Co. Ltd. (Electronic Manufacturing Services)	7,295
125,618	Hon Hai Precision Industry Co. Ltd. - Sponsored GDR (Electronic Manufacturing Services) (a) *	788
80,052	HTC Corp. (Computer Hardware)	776
424,015	Inventec Corp. (Computer Hardware)	168
45,000	LCY Chemical Corp. (Commodity Chemicals)	65
899,995	Lite-On Technology Corp. (Computer Storage & Peripherals)	1,163
932,141	Macronix International Co. Ltd. (Semiconductors)	312
274,000	MediaTek, Inc. (Semiconductors)	2,896
862,608	Mega Financial Holding Co. Ltd. (Diversified Banks)	666
617,000	Nan Ya Plastics Corp. (Commodity Chemicals)	1,239
1,399,740	Nan Ya Printed Circuit Board Corp. (Electronic Components)	2,287
479,000	Novatek Microelectronics Corp. (Semiconductors)	1,734

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
681,620	Pou Chen Corp. (Footwear)	$698
1,260,900	Powertech Technology, Inc. (Semiconductors)	2,424
36,000	Richtek Technology Corp. (Semiconductors)	216
563,000	Siliconware Precision Industries Co. - Sponsored ADR (Semiconductors)	628
374,930	Siliconware Precision Industries Co. - Sponsored ADR (Semiconductors)	2,066
219,735	Silitech Technology Corp. (Electrical Components & Equipment)	428
6,980,739	SinoPac Financial Holdings Co. Ltd. (Diversified Banks)	2,944
421,000	Taiwan Cement Corp. (Construction Materials)	522
186,500	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	681
1,923,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	5,897
63,530	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	1,005
1,543,000	Tatung Co. Ltd. (Consumer Electronics)	398
585,000	Transcend Information, Inc. (Semiconductors)	1,584
262,350	Tripod Technology Corp. (Electronic Components)	645
171,000	TSRC Corp. (Commodity Chemicals)	380
80,000	U-Ming Marine Transport Corp. (Marine)	128
331,000	Unimicron Technology Corp. (Electronic Components)	395
7,533,000	United Microelectronics Corp. (Semiconductors)	3,138
1,225,230	United Microelectronics Corp. - Sponsored ADR (Semiconductors)	2,512
208,000	Wan Hai Lines Ltd. (Marine)	117
562,800	Wistron Corp. (Computer Hardware)	676
353,000	WPG Holdings Ltd. (Technology Distributors)	470
270,000	Yang Ming Marine Transport Corp. (Marine)	112
383,336	Young Fast Optoelectronics Co. Ltd. (Electronic Components)	925
		73,609
	Tanzania — 0.13%
139,350	African Barrick Gold Ltd. (Gold)	1,001
	Thailand — 2.15%
482,785	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services) (b)	3,359
204,000	Bangkok Bank Public Co. Ltd. - Foreign Registered Shares (Diversified Banks)	1,333
294,800	Bangkok Bank Public Co. Ltd. - NVDR (Diversified Banks)	1,859
28,200	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	359
239,700	BEC World Public Co. Ltd. (Broadcasting) (b)	596
766,700	Charoen Pokphand Foods Public Co. Ltd. (Packaged Foods & Meats) (b)	835
436,500	Charoen Pokphand Foods Public Co. Ltd. - NVDR (Packaged Foods & Meats)	476
723,600	CP ALL Public Co. Ltd. (Department Stores)	835
361,900	Krung Thai Bank Public Co. Ltd. (Diversified Banks)	215
243,000	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	1,284
218,900	PTT Global Chemical Public Co. Ltd. (Diversified Chemicals)	448
314,500	PTT Public Co. Ltd. (Integrated Oil & Gas)	3,364
8,473,800	Sansiri Public Co. Ltd. (Real Estate Development) (b)	788
627,300	Thai Oil Public Co. Ltd. - NVDR (Oil & Gas Refining & Marketing)	1,331
		17,082
	Turkey — 1.65%
187,730	Arcelik AS (Household Appliances)	999
972,040	Asya Katilim Bankasi AS (Diversified Banks)	1,071
6,364	BIM Birlesik Magazalar AS (Food Retail)	266
152,079	Eregli Demir ve Celik Fabrikalari TAS (Steel)	187
47,656	Ford Otomotiv Sanayi AS (Automobile Manufacturers)	493
1,604,665	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class - D (Steel)	1,045
29,273	Koza Altin Isletmeleri AS (Gold)	629
41,474	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	947
582,869	Turk Hava Yollari Anonim Ortakligi (Airlines)	1,220
87,991	Turk Telekomunikasyon AS (Integrated Telecommunication Services)	351
24,394	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services) (b)	149
46,950	Turkcell lletisim Hizmetleri AS - Sponsored ADR (Wireless Telecommunication Services) (b)	711
731,254	Turkiye Garanti Bankasi AS (Diversified Banks)	3,053
72,433	Turkiye Halk Bankasi AS (Diversified Banks)	564
262,185	Turkiye Is Bankasi AS, Class - C (Diversified Banks)	823
295,333	Turkiye Vakiflar Bankasi TAO, Class - D (Diversified Banks)	638
		13,146
	Ukraine — 0.03%
216,030	JKX Oil & Gas PLC (Oil & Gas Exploration & Production)	275
	United Arab Emirates — 0.21%
1,764,771	Emaar Properties PJSC (Real Estate Operating Companies)	1,672
	United States — 0.31%
71,088	Southern Copper Corp. (Diversified Metals & Mining)	2,443
	Total Common Stocks	722,846
	Preferred Stocks — 2.75%
	Brazil — 1.71%
52,706	Bradespar SA - Preferred (Steel)	726
28,265	Braskem SA - Preferred, Class - A (Commodity Chemicals)	199
39,957	Centrais Eletricas Brasileiras SA - Preferred, Class - B (Electric Utilities)	361

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	Brazil (continued)
278,573	Companhia Energetica de Minas Gerais - Preferred (Electric Utilities)	$3,382
143,900	Gerdau SA - Preferred (Steel)	1,363
273,273	Klabin SA - Preferred (Paper Packaging)	1,425
92,700	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	2,046
68,657	Telefonica Brasil SA - Preferred (Integrated Telecommunication Services)	1,496
71,288	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Steel)	358
127,085	Vale SA - Preferred (Steel)	2,209
		13,565
	Russia — 0.17%
745	AK Transneft OAO - Preferred (Oil & Gas Storage & Transportation)	1,366
	South Korea — 0.87%
1,399	LG Chem Ltd. - Preferred (Commodity Chemicals)	125
9,595	Samsung Electronics Co. Ltd. - Preferred (Semiconductors)	6,812
		6,937
	Total Preferred Stocks	21,868
	Right — 0.00%
	Thailand — 0.00%
90,475	Krung Thai Bank Public Co. Ltd. (Diversified Banks) (b)*	17
	Total Right	17
	Time Deposit — 1.52%
$12,102	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/12	12,102
	Total Time Deposit	12,102
	Mutual Funds — 3.14%
1,644,774	Alliance Money Market Fund Prime Portfolio, 0.08% (c)	1,645
9,457,305	Federated Prime Obligations Portfolio, 0.15% (c)	9,457
1,559,200	iShares Asia Trust - iShares FTSE A50 China Index ETF	1,959
244,250	iShares MSCI Emerging Markets Index Fund ETF, 0.47%	10,092
18,480	iShares MSCI Taiwan Index Fund ETF, 0.47%	247
78,640	WisdomTree India Earnings Fund ETF, 0.08%	1,489
	Total Mutual Funds	24,889
	Total Investments
	(cost $738,757) — 98.39%	781,722
	Other assets in excess of liabilities — 1.61%	12,813
	Net Assets — 100.00%	$794,535

*	Security was fair valued on September 30, 2012 and represents a Level 2 security. Refer to Note 2 in notes to portfolio of investments.
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Represents non-income producing security.
(c)	The rate disclosed is the rate in effect on September 30, 2012.

ADR — American Depositary Receipt

BDR — Brazilian Depositary Receipts

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

The following table refects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	SSgA Funds Management, Inc.	SSgA Funds Management, Inc. - Quality Yield	Total

Common Stocks	35.20%	31.41%	24.37%	90.98%
Preferred Stocks	0.17%	1.21%	1.37%	2.75%
Right	-	-	0.00%	0.00%
Time Deposit	1.52%	-	-	1.52%
Mutual Funds	1.74%	1.26%	0.14%	3.14%
Other Assets (Liabilities)	0.70%	0.89%	0.02%	1.61%
Total Net Assets	39.33%	34.77%	25.90%	100.00%

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2012.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
80	E-Mini MSCI Emerging Markets Index Future	$3,976	12/24/12	$(108)
83	FTSE Bursa Malaysia KLCI Index Future	2,225	11/1/12	38
1018	ISE 30 Future	4,621	10/31/12	(11)
	Net Unrealized Appreciation/(Depreciation)			$(81)

^ Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)

	Currencies Purchased
11,460,400	Brazilian Real	BNP Paribas	12/14/12	$5,600	$5,602	$2
616,561,680	Hungarian Forint	BNP Paribas	12/14/12	2,800	2,755	(45)
53,844,000,000	Indonesian Rupiah	Deutsche Bank	12/14/12	5,600	5,573	(27)
300,384,000	Indian Rupee	Deutsche Bank	12/14/12	5,600	5,615	15
10,628,400	Malaysian Ringgit	Deutsche Bank	10/19/12	3,478	3,474	(4)
88,396,000	Russian Rouble	JP Morgan Chase	12/14/12	2,800	2,799	(1)
8,000,000	Turkish Lira	Royal Bank of Scotland	10/19/12	4,434	4,442	8
18,829,870	South African Rand	Standard Chartered Bank	10/19/12	2,276	2,259	(17)
	Total Currencies Purchased			$32,588	$32,519	$(69)

	Currencies Sold
43,415,120	Hong Kong Dollar	BNP Paribas	12/14/12	$5,600	$5,599	$1
21,709,666	Hong Kong Dollar	Societe Generale	12/14/12	2,800	2,800	-
164,024,000	Taiwan Dollar	Barclays Bank	12/14/12	5,600	5,603	(3)
81,900,000	Taiwan Dollar	Barclays Bank	12/14/12	2,800	2,798	2
46,738,597	South African Rand	Credit Suisse	12/14/12	5,600	5,563	37
	Total Currencies Sold			$22,400	$22,363	$37
	Net Unrealized Appreciation/(Depreciation)					$(32)

Amounts designated as “-” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Security — 0.28%
$260	Citibank Omni Master Trust, Series 2009-A17, Class A17 (a)	4.90	11/15/18	$283
	Total Asset Backed Security			283
	Collateralized Mortgage Obligations — 2.46%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (b)	5.95	5/10/45	139
255	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4 (b)	5.80	4/10/49	297
210	CS First Boston Mortgage Securities Corp., Series 2004-C1, Class B	4.86	1/15/37	218
190	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (b)	5.23	10/15/15	211
140	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (b)	5.28	4/10/37	147
255	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	291
110	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	5.39	5/15/45	113
53	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A3	5.45	6/12/47	57
25	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	26
140	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (b)	6.04	11/12/16	150
255	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (b)	5.45	2/12/44	294
190	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (b)	6.08	7/11/17	223
255	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (b)	6.10	7/15/17	301
	Total Collateralized Mortgage Obligations			2,467
	U.S. Government Agency Mortgages — 38.49%
200	Fannie Mae, 15 YR TBA	3.50	10/25/27	213
200	Fannie Mae, 15 YR TBA	4.00	10/25/27	214
500	Fannie Mae, 15 YR TBA	4.50	10/25/27	539
400	Fannie Mae, 15 YR TBA	5.00	10/25/27	434
300	Fannie Mae, 30 YR TBA	3.50	10/25/42	322
700	Fannie Mae, 30 YR TBA	4.50	10/25/42	758
1,100	Fannie Mae, 30 YR TBA	5.00	10/25/42	1,200
816	Fannie Mae, Pool #190405	4.00	10/1/40	879
240	Fannie Mae, Pool #603083	5.50	1/1/17	260
882	Fannie Mae, Pool #725228	6.00	3/1/34	990
47	Fannie Mae, Pool #888596	6.50	7/1/37	53
710	Fannie Mae, Pool #889117	5.00	10/1/35	780
212	Fannie Mae, Pool #889984	6.50	10/1/38	241
1,054	Fannie Mae, Pool #890221	5.50	12/1/33	1,163
896	Fannie Mae, Pool #959451	6.00	12/1/37	992
162	Fannie Mae, Pool #AA9781	4.50	7/1/24	175
131	Fannie Mae, Pool #AB3192	4.50	6/1/41	143
180	Fannie Mae, Pool #AB4483	3.00	2/1/27	191
490	Fannie Mae, Pool #AB4689	3.50	3/1/42	529
497	Fannie Mae, Pool #AB6017	3.50	8/1/42	534
193	Fannie Mae, Pool #AC7328	4.00	12/1/39	208
876	Fannie Mae, Pool #AD0527	5.50	6/1/39	961
267	Fannie Mae, Pool #AE0442	6.50	1/1/39	304
247	Fannie Mae, Pool #AE0954	4.50	2/1/41	268
160	Fannie Mae, Pool #AH5859	4.00	2/1/41	173
365	Fannie Mae, Pool #AH5988	5.00	3/1/41	410
852	Fannie Mae, Pool #AH6242	4.00	4/1/26	912
941	Fannie Mae, Pool #AH7521	4.50	3/1/41	1,024
210	Fannie Mae, Pool #AI1186	4.00	4/1/41	227
581	Fannie Mae, Pool #AI8534	4.00	8/1/41	627
406	Fannie Mae, Pool #AJ1300 (b)	2.93	10/1/41	427
421	Fannie Mae, Pool #AJ3079	3.00	11/1/26	447
248	Fannie Mae, Pool #AJ5303	4.00	11/1/41	268
510	Fannie Mae, Pool #AJ7689	4.00	12/1/41	550
252	Fannie Mae, Pool #AK0006	3.00	1/1/27	268
195	Fannie Mae, Pool #AL0583	6.50	10/1/39	222
555	Fannie Mae, Pool #AL1107	4.50	11/1/41	604
471	Fannie Mae, Pool #AL1717	3.50	5/1/27	505
196	Fannie Mae, Pool #AO0752	3.00	4/1/42	207
664	Fannie Mae, Pool #AO2548	3.50	4/1/42	713
196	Fannie Mae, Pool #AO3019	2.50	5/1/27	206
199	Fannie Mae, Pool #AO3760	3.50	5/1/42	214

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$597	Fannie Mae, Pool #AO8137	3.50	8/1/42	$641
200	Fannie Mae, Pool #AP2465	3.00	8/1/42	211
199	Fannie Mae, Pool #AP4742	2.50	8/1/27	209
299	Fannie Mae, Pool #AP6493	3.00	9/1/42	316
200	Fannie Mae, Pool #MA1210	2.50	9/1/49	210
300	Freddie Mac, Gold 30 YR TBA	5.50	10/15/42	327
524	Freddie Mac, Pool #1B7911 (b)	2.70	12/1/40	547
932	Freddie Mac, Pool #A96286	4.00	1/1/41	1,003
2,718	Freddie Mac, Pool #A97692	4.50	3/1/41	2,940
500	Freddie Mac, Pool #C01598	5.00	8/1/33	547
709	Freddie Mac, Pool #G01665	5.50	3/1/34	783
428	Freddie Mac, Pool #G02794	6.00	5/1/37	471
431	Freddie Mac, Pool #G04913	5.00	3/1/38	468
692	Freddie Mac, Pool #G08495	3.50	6/1/42	743
300	Government National Mortgage Association, 30 YR TBA	3.50	10/15/42	329
600	Government National Mortgage Association, 30 YR TBA	4.00	10/15/42	662
1,000	Government National Mortgage Association, 30 YR TBA	4.00	10/20/42	1,101
300	Government National Mortgage Association, 30 YR TBA	4.50	10/15/42	329
500	Government National Mortgage Association, 30 YR TBA	4.50	10/20/42	552
700	Government National Mortgage Association, 30 YR TBA	5.00	10/15/42	772
100	Government National Mortgage Association, 30 YR TBA	5.50	10/15/42	111
400	Government National Mortgage Association, 30 YR TBA	5.50	10/20/42	446
200	Government National Mortgage Association, 30 YR TBA	6.00	10/20/42	226
716	Government National Mortgage Association, Pool #4559	5.00	10/20/39	795
691	Government National Mortgage Association, Pool #4801	4.50	9/20/40	768
182	Government National Mortgage Association, Pool #510835	5.50	2/15/35	203
128	Government National Mortgage Association, Pool #582199	6.50	1/15/32	154
54	Government National Mortgage Association, Pool #658181	5.50	11/15/36	60
421	Government National Mortgage Association, Pool #721760	4.50	8/15/40	467
522	Government National Mortgage Association, Pool #737310	4.50	8/15/40	578
205	Government National Mortgage Association, Pool #781959	6.00	7/15/35	232
170	Government National Mortgage Association, Pool #782523	5.00	11/15/35	188
395	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	433
398	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	436
	Total U.S. Government Agency Mortgages			38,613
	U.S. Government Agency Securities — 3.09%
50	Fannie Mae, Callable 10/27/12 @ 100.00	0.50	12/27/13	50
160	Fannie Mae	0.75	12/18/13	161
100	Fannie Mae, Callable 10/24/12 @ 100.00	0.85	10/24/14	100
65	Fannie Mae	0.88	8/28/17	65
10	Fannie Mae, Callable 8/23/13 @ 100.00	0.95	8/23/17	10
88	Fannie Mae	1.05	10/22/13	89
30	Fannie Mae, Callable 3/8/13 @ 100.00	1.20	3/8/17	30
50	Fannie Mae, Callable 10/19/12 @ 100.00	1.38	10/19/16	50
20	Fannie Mae, Callable 4/17/13 @ 100.00	1.50	4/17/17	20
152	Fannie Mae	1.63	10/26/15	158
150	Fannie Mae (c)	1.70	6/1/17	143
62	Fannie Mae	2.75	3/13/14	64
75	Fannie Mae (c)	3.56	10/9/19	66
70	Fannie Mae	5.00	3/15/16	81
10	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	11
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	23
25	Fannie Mae	7.13	1/15/30	40
40	Fannie Mae	7.25	5/15/30	65
10	Federal Farm Credit Bank, Callable 7/9/13 @ 100.00	0.55	7/9/15	10
25	Federal Farm Credit Bank, Callable 10/16/12 @ 100.00	0.70	12/14/15	25
30	Federal Farm Credit Bank	2.63	4/17/14	31
20	Federal Farm Credit Bank	5.13	8/25/16	23
80	Federal Home Loan Bank	1.38	5/28/14	82
140	Federal Home Loan Bank	3.63	10/18/13	145
25	Federal Home Loan Bank	3.63	3/12/21	29

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$50	Federal Home Loan Bank	4.13	3/13/20	$59
10	Federal Home Loan Bank	4.75	12/16/16	12
15	Federal Home Loan Bank	5.63	6/11/21	20
265	Federal Home Loan Bank, Series 656	5.38	5/18/16	311
90	Freddie Mac, Callable 2/27/13 @ 100.00	0.40	2/27/14	90
150	Freddie Mac	0.63	12/29/14	151
85	Freddie Mac	1.00	8/20/14	86
100	Freddie Mac	1.00	3/8/17	101
65	Freddie Mac	1.00	7/28/17	66
30	Freddie Mac	1.38	2/25/14	30
20	Freddie Mac, MTN, Callable 8/22/14 @ 100.00	1.40	8/22/19	20
35	Freddie Mac	2.38	1/13/22	37
200	Freddie Mac	2.88	2/9/15	212
106	Freddie Mac	5.25	4/18/16	124
30	Freddie Mac	6.25	7/15/32	45
100	Freddie Mac, Series 1, Callable 10/17/12 @ 100.00	0.75	10/17/14	100
50	Tennessee Valley Authority	5.25	9/15/39	66
	Total U.S. Government Agency Securities			3,101
	Corporate Bonds — 25.28%
210	3M Co. (Industrial Conglomerates)	1.38	9/29/16	215
10	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	11
309	American Express Credit Corp., MTN (Diversified Financial Services)	2.38	3/24/17	325
103	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	111
576	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	2.50	7/15/22	584
117	AT&T, Inc. (Wireless Telecommunication Services)	5.10	9/15/14	127
326	AT&T, Inc. (Wireless Telecommunication Services)	5.55	8/15/41	406
155	AT&T, Inc. (Wireless Telecommunication Services)	6.45	6/15/34	202
273	AutoZone, Inc. (Specialty Retail) Callable 1/15/22 @ 100.00	3.70	4/15/22	288
226	Aviation Capital Group (Machinery) (a)	6.75	4/6/21	230
370	Aviation Capital Group (Machinery) (a)	7.13	10/15/20	388
305	Baker Hughes, Inc. (Energy Equipment & Services)	5.13	9/15/40	374
905	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	960
283	BioMed Realty LP (Real Estate Investment Trusts) Callable 3/15/16 @ 100.00	3.85	4/15/16	298
102	Caterpillar, Inc. (Machinery) (a)	3.80	8/15/42	103
310	CC Holdings GS V LLC (Diversified Telecommunication Services) Callable 5/1/13 @ 103.88 (a)	7.75	5/1/17	331
220	Cellco Partnership/Verizon Wireless Capital LLC (Wireless Telecommunication Services)	5.55	2/1/14	234
244	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	283
403	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	517
136	CME Group, Inc. (Diversified Financial Services)	5.40	8/1/13	142
418	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	447
150	Colgate-Palmolive Co., MTN (Household Products)	0.60	11/15/14	151
319	Comcast Corp. (Media)	3.13	7/15/22	331
436	Comcast Corp. (Media)	4.65	7/15/42	466
270	Deere & Co. (Machinery) Callable 12/9/41 @ 100.00	3.90	6/9/42	279
415	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	480
155	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	160
216	eBay, Inc. (Internet Software & Services) Callable 4/15/22 @ 100.00	2.60	7/15/22	218
149	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	172
220	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	248
149	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels) Callable 12/1/40 @ 100.00	6.05	6/1/41	164
207	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	234
309	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.25	10/1/20	351
142	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.60	5/1/15	156
300	Exelon Generation Co. LLC (Independent Power Producers & Energy Traders)	6.20	10/1/17	357
567	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	619
189	General Electric Capital Corp., MTN (Diversified Financial Services)	4.65	10/17/21	212
200	General Electric Capital Corp., Series A (Diversified Financial Services) Callable 6/15/22 @ 100.00 Perpertual Bond(b)(d)	7.13	–	223
700	General Electric Capital Corp., Series B (Diversified Financial Services) Callable 12/15/22 @ 100.00 Perpertual Bond(b)(d)	6.25	–	739
180	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	213

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$417	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	$475
396	IBM Corp. (IT Services)	0.88	10/31/14	400
281	IBM Corp. (IT Services)	4.00	6/20/42	306
245	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	257
151	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	177
296	John Deere Capital Corp., MTN (Machinery)	1.25	12/2/14	301
80	Juniper Networks, Inc. (Communications Equipment)	3.10	3/15/16	84
100	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	108
732	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 2/15/42 @ 100.00	5.00	8/15/42	760
267	Kraft Foods, Inc. (Food Products)	6.50	2/9/40	362
639	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	705
103	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	117
290	MassMutual Global Funding LLC (Thrifts & Mortgage Finance) (a)	2.00	4/5/17	298
146	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	187
237	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	280
408	Northern Trust Corp. (Capital Markets)	4.63	5/1/14	434
290	Phillips 66 (Oil, Gas & Consumable Fuels) (a)	4.30	4/1/22	318
26	Private Export Funding Corp. (Diversified Financial Services)	2.13	7/15/16	27
351	Raytheon Co. (Aerospace & Defense)	1.40	12/15/14	357
139	Roche Holdings, Inc. (Health Care Providers & Services) (a)	7.00	3/1/39	209
455	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	476
91	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	98
222	Stryker Corp. (Health Care Equipment & Supplies)	2.00	9/30/16	231
322	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	341
337	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	396
293	Teachers Insurance & Annuity Association (Insurance) (a)	6.85	12/16/39	402
182	The Clorox Co. (Household Products) Callable 6/15/22 @ 100.00	3.05	9/15/22	186
120	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	130
319	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	343
264	The Walt Disney Co. (Media)	2.75	8/16/21	278
220	The Walt Disney Co., Series E, MTN (Media)	3.75	6/1/21	249
145	Thermo Fisher Scientific, Inc. (Health Care Equipment & Supplies)	2.25	8/15/16	151
523	Time Warner Cable, Inc. (Media)	5.85	5/1/17	623
278	Time Warner Cable, Inc. (Media)	8.25	2/14/14	306
103	Time Warner, Inc. (Media)	6.20	3/15/40	128
210	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	224
217	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	243
72	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	83
134	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	169
347	Wal-Mart Stores, Inc. (Specialty Retail)	6.50	8/15/37	497
191	Watson Pharmaceuticals, Inc. (Pharmaceuticals) Callable 7/1/22 @ 100.00	3.25	10/1/22	193
544	Wells Fargo & Co., MTN (Commercial Banks)	1.25	2/13/15	550
344	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	373
168	Xerox Corp. (Office Electronics)	2.95	3/15/17	174
	Total Corporate Bonds			25,355
	U.S. Treasury Obligations — 29.50%
4,000	U.S. Treasury Bills (c)	0.08	10/11/12	4,000
3,000	U.S. Treasury Bills (c)	0.13	1/3/13	2,999
174	U.S. Treasury Bond	3.00	5/15/42	180
104	U.S. Treasury Bond	3.13	11/15/41	111
162	U.S. Treasury Bond	3.13	2/15/42	172
40	U.S. Treasury Bond	3.50	2/15/39	46
135	U.S. Treasury Bond	3.75	8/15/41	161
214	U.S. Treasury Bond	3.88	8/15/40	261
142	U.S. Treasury Bond	4.25	5/15/39	184
190	U.S. Treasury Bond	4.25	11/15/40	247
75	U.S. Treasury Bond	4.38	2/15/38	99
223	U.S. Treasury Bond	4.38	11/15/39	295
100	U.S. Treasury Bond	4.38	5/15/40	132
68	U.S. Treasury Bond	4.50	2/15/36	91
100	U.S. Treasury Bond	4.63	2/15/40	137

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$143	U.S. Treasury Bond	4.75	2/15/41	$200
70	U.S. Treasury Bond	5.38	2/15/31	101
71	U.S. Treasury Bond	5.50	8/15/28	102
61	U.S. Treasury Bond	6.00	2/15/26	89
50	U.S. Treasury Bond	6.13	8/15/29	77
77	U.S. Treasury Bond	7.50	11/15/24	124
178	U.S. Treasury Bond	7.63	2/15/25	291
200	U.S. Treasury Bond	9.00	11/15/18	298
269	U.S. Treasury Bond	9.13	5/15/18	393
168	U.S. Treasury Bond	11.25	2/15/15	212
260	U.S. Treasury Note	0.13	12/31/13	260
542	U.S. Treasury Note	0.25	1/31/14	542
205	U.S. Treasury Note	0.25	2/28/14	205
80	U.S. Treasury Note	0.25	3/31/14	80
120	U.S. Treasury Note	0.25	5/31/14	120
288	U.S. Treasury Note	0.25	9/15/14	288
240	U.S. Treasury Note	0.25	12/15/14	240
505	U.S. Treasury Note	0.38	11/15/14	506
275	U.S. Treasury Note	0.38	4/15/15	276
375	U.S. Treasury Note	0.38	6/15/15	376
60	U.S. Treasury Note	0.50	10/15/13	60
97	U.S. Treasury Note	0.50	11/15/13	97
45	U.S. Treasury Note	0.50	8/15/14	45
20	U.S. Treasury Note	0.63	7/15/14	20
400	U.S. Treasury Note	0.63	5/31/17	401
190	U.S. Treasury Note	0.63	9/30/17	190
250	U.S. Treasury Note	0.88	12/31/16	254
70	U.S. Treasury Note	0.88	2/28/17	71
145	U.S. Treasury Note	0.88	4/30/17	147
47	U.S. Treasury Note	1.00	1/15/14	48
458	U.S. Treasury Note	1.00	5/15/14	464
208	U.S. Treasury Note	1.00	8/31/16	212
18	U.S. Treasury Note	1.00	9/30/16	18
176	U.S. Treasury Note	1.00	10/31/16	180
280	U.S. Treasury Note	1.00	3/31/17	286
310	U.S. Treasury Note	1.00	6/30/19	310
139	U.S. Treasury Note	1.00	8/31/19	139
144	U.S. Treasury Note	1.25	9/30/15	148
199	U.S. Treasury Note	1.25	10/31/15	205
20	U.S. Treasury Note	1.38	11/30/15	21
5	U.S. Treasury Note	1.38	12/31/18	5
185	U.S. Treasury Note	1.50	6/30/16	192
197	U.S. Treasury Note	1.50	8/31/18	205
177	U.S. Treasury Note	1.63	8/15/22	177
418	U.S. Treasury Note	1.75	3/31/14	428
212	U.S. Treasury Note	1.75	7/31/15	221
90	U.S. Treasury Note	1.75	5/15/22	91
300	U.S. Treasury Note	1.88	10/31/17	318
129	U.S. Treasury Note	2.00	1/31/16	136
98	U.S. Treasury Note	2.00	4/30/16	104
170	U.S. Treasury Note	2.00	11/15/21	178
240	U.S. Treasury Note	2.00	2/15/22	250
276	U.S. Treasury Note	2.13	5/31/15	289
284	U.S. Treasury Note	2.13	8/15/21	300
344	U.S. Treasury Note	2.25	5/31/14	356
214	U.S. Treasury Note	2.25	1/31/15	224
290	U.S. Treasury Note	2.25	3/31/16	309
154	U.S. Treasury Note	2.25	7/31/18	167
158	U.S. Treasury Note	2.38	8/31/14	164
117	U.S. Treasury Note	2.38	9/30/14	122
300	U.S. Treasury Note	2.38	10/31/14	313
10	U.S. Treasury Note	2.38	2/28/15	11
510	U.S. Treasury Note	2.38	5/31/18	555

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$414	U.S. Treasury Note	2.50	3/31/15	$437
149	U.S. Treasury Note	2.50	4/30/15	157
146	U.S. Treasury Note	2.63	6/30/14	152
211	U.S. Treasury Note	2.63	7/31/14	220
32	U.S. Treasury Note	2.63	12/31/14	34
252	U.S. Treasury Note	2.63	8/15/20	279
224	U.S. Treasury Note	2.63	11/15/20	247
164	U.S. Treasury Note	2.75	11/30/16	179
9	U.S. Treasury Note	2.75	5/31/17	10
280	U.S. Treasury Note	2.75	2/15/19	312
251	U.S. Treasury Note	3.00	8/31/16	276
146	U.S. Treasury Note	3.00	9/30/16	161
100	U.S. Treasury Note	3.13	1/31/17	111
113	U.S. Treasury Note	3.13	4/30/17	126
191	U.S. Treasury Note	3.13	5/15/19	218
154	U.S. Treasury Note	3.13	5/15/21	176
279	U.S. Treasury Note	3.25	6/30/16	308
223	U.S. Treasury Note	3.25	7/31/16	247
235	U.S. Treasury Note	3.25	12/31/16	262
245	U.S. Treasury Note	3.25	3/31/17	274
231	U.S. Treasury Note	3.38	11/15/19	268
149	U.S. Treasury Note	3.50	5/15/20	174
136	U.S. Treasury Note	3.63	8/15/19	160
245	U.S. Treasury Note	3.63	2/15/20	289
185	U.S. Treasury Note	3.63	2/15/21	219
168	U.S. Treasury Note	3.75	11/15/18	197
181	U.S. Treasury Note	4.00	2/15/14	190
207	U.S. Treasury Note	4.00	2/15/15	225
30	U.S. Treasury Note	4.00	8/15/18	36
376	U.S. Treasury Note	4.25	11/15/13	393
167	U.S. Treasury Note	4.25	8/15/14	179
191	U.S. Treasury Note	4.25	8/15/15	212
50	U.S. Treasury Note	4.25	11/15/17	59
300	U.S. Treasury Note	4.75	5/15/14	322
137	U.S. Treasury Note	4.88	8/15/16	160
	Total U.S. Treasury Obligations			29,595
	Yankee Dollars — 6.15%
167	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	184
255	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	296
207	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	246
309	BHP Billiton Finance USA Ltd. (Metals & Mining)	1.13	11/21/14	313
393	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	411
419	Covidien International Finance SA (Health Care Equipment & Supplies) Callable 3/15/22 @ 100.00	3.20	6/15/22	443
373	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	421
279	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	285
218	HSBC Bank PLC (Commercial Banks) (a)	3.10	5/24/16	230
334	HSBC Bank PLC (Commercial Banks) (a)	3.50	6/28/15	354
651	Kinross Gold Corp. (Metals & Mining)	5.13	9/1/21	674
202	Shell International Finance BV (Oil, Gas & Consumable Fuels)	2.38	8/21/22	204
84	Shell International Finance BV (Oil, Gas & Consumable Fuels)	3.63	8/21/42	85
109	Shell International Finance BV (Oil, Gas & Consumable Fuels)	5.50	3/25/40	144
162	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38	12/15/38	233
4	Statoil ASA (Oil, Gas & Consumable Fuels)	3.13	8/17/17	4
184	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	255
354	Volkswagen International Finance N.V. (Diversified Financial Services) (a)	2.38	3/22/17	368
101	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	111
179	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	192
210	Wesfarmers Ltd. (Multiline Retail) (a)	7.00	4/10/13	216

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$452	Woodside Finance Ltd. (Thrifts & Mortgage Finance) Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	$496
	Total Yankee Dollars			6,165
	Preferred Stocks — 1.96%
9,125	Arch Captial Group Ltd., Series C (Insurance) Callable 4/2/17 @ 25.00			244
13,825	PNC Financial Services Group, Inc., Series P (Commercial Banks) Callable 5/1/22 @ 25.00			380
5,475	Public Storage, Inc., Series U (Real Estate Investment Trusts) Callable 6/15/17 @ 25.00			142
8,275	Reinsurance Group of America (Insurance) Callable 9/15/22 @ 25.00			218
12,500	SCE Trust I (Electric Utilities) Callable 6/15/17 @ 25.00			326
11,950	U.S. Bancorp, Series F (Commercial Banks) Callable 1/15/22 @ 25.00			348
11,025	U.S. Bancorp, Series G (Commercial Banks) Callable 4/15/17 @ 25.00			308
	Total Preferred Stocks			1,966
	Time Deposit — 0.07%
$67	State Street Liquidity Management Control System Time Deposit	0.01	10/1/12	67
	Total Time Deposit			67
	Mutual Funds — 1.88%
1,327,696	SSgA U.S. Government Money Market (e)	0.00		1,328
562,000	SSgA U.S. Government Money Market (e)	0.00		562
	Total Mutual Funds			1,890
	Total Investments Before TBA Sale Commitments (cost $105,173) — 109.16%			109,502
	TBA Sale Commitments (f)— (2.17)%
$(300)	Fannie Mae, 30 YR TBA	5.50	10/25/42	(329)
(600)	Fannie Mae, 30 YR TBA	6.00	10/25/42	(662)
(1,100)	Freddie Mac, Gold 30 YR TBA	4.50	10/15/42	(1,183)
	Total TBA Sale Commitments			(2,174)
	Liabilities in excess of other assets — (6.99)%			(7,018)
	Net Assets — 100.00%			$100,310

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2012.
(c)	Rate disclosed represents effective yield at purchase.
(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(e)	The rate disclosed is the rate in effect on September 30, 2012.
(f)	Represents a "to-be-announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in notes to portfolio of investments).

MTN – Medium Term Note
TBA – Security is subject to delayed delivery.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

The following table refects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	BlackRock Financial Management, Inc.	Mellon Capital Management Corp.	Seix Investment Advisors LLC	Total

Asset Backed Security	0.28%	-	-	0.28%
Collateralized Mortgage Obligations	2.46%	-	-	2.46%
U.S. Government Agency Mortgages	38.49%	-	-	38.49%
U.S. Government Agency Securities	-	3.09%	-	3.09%
Corporate Bonds	-	0.03%	25.25%	25.28%
U.S. Treasury Obligations	6.98%	22.52%	-	29.50%
Yankee Dollars	-	-	6.15%	6.15%
Preferred Stocks	-	-	1.96%	1.96%
Time Deposit	-	0.07%	-	0.07%
Mutual Funds	0.56%	0.00%	1.32%	1.88%
Other Assets (Liabilities)	-9.41%	0.15%	0.10%	-9.16%
Total Net Assets	39.36%	25.86%	34.78%	100.00%

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 82.54%
$1,196	Accellent, Inc. (Health Care Equipment & Supplies) Callable 2/1/13 @ 106.28	8.38	2/1/17	$1,229
1,000	Accuride Corp. (Machinery) Callable 8/1/14 @ 104.75	9.50	8/1/18	1,027
685	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment) (a)	7.50	8/15/22	661
650	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment) Callable 8/1/15 @ 103.88	7.75	8/1/20	660
789	AES Ironwood LLC (Electric Utilities)	8.86	11/30/25	908
293	Affinia Group, Inc. (Auto Components) Callable 11/13/12 @ 108.06 (a)	10.75	8/15/16	318
815	Affinion Group, Inc. (Media) Callable 12/15/14 @ 103.94	7.88	12/15/18	666
1,125	AK Steel Holding Corp. (Metals & Mining) Callable 4/1/17 @ 104.19	8.38	4/1/22	962
1,008	Aleris International, Inc. (Metals & Mining) Callable 2/15/14 @ 105.72	7.63	2/15/18	1,071
960	Ally Financial, Inc. (Diversified Financial Services)	5.50	2/15/17	1,003
2,495	Ally Financial, Inc. (Diversified Financial Services)	6.25	12/1/17	2,699
1,000	Ally Financial, Inc. (Diversified Financial Services)	8.00	12/31/18	1,125
1,000	AMC Networks, Inc. (Media) Callable 7/15/16 @ 103.88	7.75	7/15/21	1,130
500	AmerenEnergy Generating Co., Series H (Electric Utilities)	7.00	4/15/18	485
600	American General Institutional Capital, Series B (Diversified Financial Services) (a)	8.13	3/15/46	705
1,100	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00 (b)	8.18	5/15/58	1,346
850	American Petroleum Tankers LLC (Energy Equipment & Services) Callable 11/13/12 @ 105.13	10.25	5/1/15	893
680	AmeriGas Finance LLC/AmeriGas Finance Corp. (Multiline Retail) Callable 5/20/16 @ 103.38	6.75	5/20/20	726
575	AmeriGas Finance LLC/AmeriGas Finance Corp. (Multiline Retail) Callable 5/20/17 @ 103.50	7.00	5/20/22	620
230	Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure) Callable 4/15/15 @ 105.62 (a)	7.50	4/15/21	247
610	Amsted Industries, Inc. (Machinery) Callable 3/15/14 @ 104.06 (a)	8.13	3/15/18	659
290	Anixter, Inc. (Electronic Equipment, Instruments & Components)	5.63	5/1/19	303
2,104	Apria Healthcare Group, Inc., Series A1 (Health Care Providers & Services) Callable 11/13/12 @ 102.81	11.25	11/1/14	2,157
125	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/15 @ 103.50	7.00	6/15/19	105
745	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/16 @ 103.63	7.25	6/15/21	622
1,000	Assured Guaranty Municipal Corp. (Insurance) Callable 12/15/36 @ 100.00 (a)	6.40	12/15/66	740
1,270	Assured Guaranty US Holdings, Inc., Series A (Diversified Financial Services) Callable 12/15/16 @ 100.00 (b)	6.40	12/15/66	991
750	Asurion Corp. (Insurance) (b)	5.50	5/24/18	754
1,383	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels) Callable 10/1/16 @ 103.31 (a)	6.63	10/1/20	1,407
1,130	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 104.38	8.75	6/15/18	1,215
810	AutoNation, Inc. (Specialty Retail)	5.50	2/1/20	865
1,100	Aviation Capital Group (Machinery) (a)	6.75	4/6/21	1,121
830	Avis Budget Car Rental LLC (Road & Rail) Callable 10/15/14 @ 104.13	8.25	1/15/19	904
580	Avis Budget Car Rental LLC (Road & Rail) Callable 3/15/14 @ 104.81	9.63	3/15/18	644
750	Ball Corp. (Containers & Packaging)	5.00	3/15/22	786
375	Bank of America Corp. (Diversified Financial Services)	5.70	1/24/22	440
1,452	Basic Energy Services, Inc. (Energy Equipment & Services) Callable 2/15/15 @ 103.88	7.75	2/15/19	1,488
2,895	BE Aerospace, Inc. (Aerospace & Defense) Callable 4/1/17 @ 102.63	5.25	4/1/22	3,011
2,346	Belden, Inc. (Electrical Equipment) Callable 9/1/17 @ 102.75 (a)	5.50	9/1/22	2,399
1,575	Berry Petroleum Co. (Oil, Gas & Consumable Fuels) Callable 11/1/15 @ 103.38	6.75	11/1/20	1,677
1,650	BI-LO LLC/BI-LO Finance Corp. (Food & Staples Retailing) Callable 2/15/15 @ 104.63 (a)	9.25	2/15/19	1,768
1,000	Bill Barrett Corp. (Oil, Gas & Consumable Fuels) Callable 10/15/17 @ 103.50	7.00	10/15/22	1,027
2,795	Biomet, Inc. (Health Care Equipment & Supplies) Callable 8/1/15 @ 104.88 (a)	6.50	8/1/20	2,896
565	Block Communications, Inc. (Media) Callable 2/1/16 @ 103.63 (a)	7.25	2/1/20	600
975	Boyd Gaming Corp. (Hotels, Restaurants & Leisure) Callable 7/1/16 @ 104.50 (a)	9.00	7/1/20	995
1,040	Bristow Group, Inc. (Energy Equipment & Services) Callable 10/15/17 @ 103.13	6.25	10/15/22	1,065
960	Bruce Mansfield Unit 1 2007 Pass-Through Trust (Multi-Utilities)	6.85	6/1/34	1,024
450	Building Materials Corp. of America (Building Products) Callable 5/1/16 @ 103.38 (a)	6.75	5/1/21	493
1,350	Cablevision Systems Corp. (Media)	8.00	4/15/20	1,505
1,365	Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 105.62	11.25	6/1/17	1,467
525	Caesars Operating Escrow LLC (Hotels, Restaurants & Leisure) Callable 2/15/16 @ 104.25 (a)	8.50	2/15/20	525
1,000	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 11/1/15 @ 103.75 (a)	7.50	2/15/21	1,080
2,920	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 1/15/17 @ 103.94 (a)	7.88	1/15/23	3,227
1,500	Capella Healthcare, Inc. (Health Care Providers & Services) Callable 7/1/13 @ 106.94	9.25	7/1/17	1,599
565	Carmike Cinemas, Inc. (Media) Callable 5/15/15 @ 105.53	7.38	5/15/19	607
1,399	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels) Callable 9/15/16 @ 103.75	7.50	9/15/20	1,427
1,000	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.31	8.63	10/15/18	1,072
2,000	Case New Holland, Inc. (Machinery)	7.88	12/1/17	2,345
1,200	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/15 @ 104.88	6.50	4/30/21	1,284
1,150	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 1/15/14 @ 105.25	7.00	1/15/19	1,245

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$775	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 10/30/13 @ 105.44	7.25	10/30/17	$845
1,145	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/13 @ 105.91	7.88	4/30/18	1,239
490	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/15 @ 104.06	8.13	4/30/20	554
500	Central Garden & Pet Co. (Household Products) Callable 3/1/14 @ 104.13	8.25	3/1/18	530
1,500	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	1,632
245	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	276
1,730	Cenveo Corp. (Commercial Services & Supplies) Callable 2/1/14 @ 104.44	8.88	2/1/18	1,639
2,630	Cenveo Corp. (Commercial Services & Supplies) Callable 5/15/15 @ 105.75	11.50	5/15/17	2,239
3,040	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Diversified Telecommunication Services) Callable 11/15/12 @ 106.47 (a)	8.63	11/15/17	3,245
1,322	Cequel Communications LLC (Diversified Telecommunication Services) (b)	4.00	2/14/19	1,326
1,985	Charter Communications Operating LLC (Media) (b)	4.00	5/5/19	1,992
630	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.13	2/15/21	635
275	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	287
980	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	8/15/20	1,011
520	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	549
535	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.25	12/15/18	575
935	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.63	7/15/13	970
3,135	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels) (b)	8.50	12/2/17	3,143
925	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	9.50	2/15/15	1,019
785	Chesapeake Midstream Partners LLC (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.41	5.88	4/15/21	822
385	Chester Downs & Marina LLC (Hotels, Restaurants & Leisure) Callable 2/1/16 @ 104.63 (a)	9.25	2/1/20	387
694	Chrysler Group LLC/Chrysler Group Co-Issuer, Inc. (Automobiles) Callable 6/15/16 @ 104.13	8.25	6/15/21	739
3,102	CHS/Community Health Systems, Inc. (Health Care Providers & Services) Callable 8/15/15 @ 102.56	5.13	8/15/18	3,218
2,576	CHS/Community Health Systems, Inc. (Health Care Providers & Services) Callable 7/15/16 @ 103.56	7.13	7/15/20	2,748
750	Cincinnati Bell, Inc. (Diversified Telecommunication Services) Callable 10/15/13 @ 104.13	8.25	10/15/17	801
500	Cincinnati Bell, Inc. (Diversified Telecommunication Services) Callable 10/15/15 @ 104.19	8.38	10/15/20	538
255	Cinemark USA, Inc. (Hotels, Restaurants & Leisure) Callable 6/15/16 @ 103.69	7.38	6/15/21	284
2,585	CIT Group, Inc. (Diversified Financial Services) (a)	4.75	2/15/15	2,695
1,570	CIT Group, Inc. (Diversified Financial Services)	5.00	5/15/17	1,676
1,080	CIT Group, Inc. (Diversified Financial Services)	5.25	3/15/18	1,158
2,015	CIT Group, Inc. (Diversified Financial Services) (a)	6.63	4/1/18	2,287
505	Citgo Petroleum Corp. (Oil, Gas & Consumable Fuels) Callable 7/1/14 @ 105.75 (a)	11.50	7/1/17	581
645	Claire’s Stores, Inc. (Multiline Retail) Callable 3/15/15 @ 106.75 (a)	9.00	3/15/19	669
630	Clean Harbors, Inc. (Commercial Services & Supplies) Callable 8/1/16 @ 102.63 (a)	5.25	8/1/20	649
3,590	Clear Channel Worldwide Holdings, Inc. (Media) Callable 3/15/15 @ 105.72	7.63	3/15/20	3,500
520	Clear Channel Worldwide Holdings, Inc., Series A (Media) Callable 12/15/12 @ 106.94	9.25	12/15/17	558
405	Clear Channel Worldwide Holdings, Inc., Series B (Media) Callable 12/15/12 @ 106.94	9.25	12/15/17	436
710	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 12/15/14 @ 104.25	8.50	12/15/19	781
745	ClubCorp Club Operations, Inc. (Hotels, Restaurants & Leisure) Callable 12/1/14 @ 105.00	10.00	12/1/18	818
1,625	CNG Holdings, Inc. (Energy Equipment & Services) Callable 5/15/16 @ 104.69 (a)	9.38	5/15/20	1,670
1,785	Coffeyville Resources LLC (Oil, Gas & Consumable Fuels) Callable 4/1/13 @ 108.16 (a)	10.88	4/1/17	1,999
975	CommScope, Inc. (Wireless Telecommunication Services) Callable 1/15/15 @ 104.13 (a)	8.25	1/15/19	1,053
1,050	Community Choice Financial, Inc. (Thrifts & Mortgage Finance) Callable 5/1/15 @ 105.38 (a)	10.75	5/1/19	1,024
159	Community Health Systems, Inc. (Health Care Providers & Services) (b)	2.67	1/25/17	160
1,225	Community Health Systems, Inc. (Health Care Providers & Services) Callable 11/15/15 @ 104.00	8.00	11/15/19	1,344
500	Consol Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 4/1/15 @ 104.13	8.25	4/1/20	524
635	Consolidated Communications Finance Co. (Communications Equipment) Callable 6/1/16 @ 105.44	10.88	6/1/20	670
760	Consolidated Container Co. LLC/Consolidated Container Capital, Inc. (Containers & Packaging) Callable 7/15/15 @ 107.59 (a)	10.13	7/15/20	809
1,595	Constellation Brands, Inc. (Beverages)	4.63	3/1/23	1,627
493	Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJ03 (Airlines)	7.88	1/2/20	506
530	Continental Airlines, Inc., Series 2012-1, Class B (Airlines)	6.25	4/11/20	549
220	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) Callable 3/15/17 @ 102.50	5.00	9/15/22	229
1,555	Cooper-Standard Automotive, Inc. (Auto Components) Callable 5/1/14 @ 104.25	8.50	5/1/18	1,683
1,000	Copano Energy LLC/Copano Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/1/16 @ 103.56	7.13	4/1/21	1,045
230	Cott Beverages USA, Inc. (Beverages) Callable 9/1/14 @ 104.06	8.13	9/1/18	256
900	Covanta Holding Corp. (Commercial Services & Supplies) Callable 12/1/15 @ 103.63	7.25	12/1/20	998
2,550	Crestwood Midstream Partners LP (Energy Equipment & Services) Callable 4/1/15 @ 103.88	7.75	4/1/19	2,588
385	Cricket Communications, Inc. (Wireless Telecommunication Services) Callable 11/13/12 @ 105.81	7.75	5/15/16	406
2,080	Crown Castle International Corp. (Wireless Telecommunication Services) (b)	4.00	1/25/19	2,082

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,000	CSC Holdings LLC (Construction & Engineering)	7.63	7/15/18	$1,152
475	Darling International, Inc. (Food Products) Callable 12/15/14 @ 104.25	8.50	12/15/18	541
2,515	DaVita, Inc. (Health Care Providers & Services) Callable 8/15/17 @ 102.88	5.75	8/15/22	2,616
154	Delta Air Lines, Inc. (Airlines)	8.95	8/10/14	158
359	Delta Air Lines, Inc. (Airlines) Callable 11/13/12 @ 104.75 (a)	9.50	9/15/14	377
3,325	Diamond Resorts Corp. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 106.00	12.00	8/15/18	3,583
1,222	Digital Global, Inc. (Aerospace & Defense) (b)	5.75	10/7/18	1,223
1,645	DISH DBS Corp. (Media) (a)	5.88	7/15/22	1,686
1,000	DISH DBS Corp. (Media)	6.75	6/1/21	1,090
965	DISH DBS Corp. (Media)	7.88	9/1/19	1,122
1,050	DJO Finance LLC/DJO Finance Corp. (Health Care Equipment & Supplies) Callable 4/15/15 @ 104.94 (a)	9.88	4/15/18	1,037
880	Ducommun, Inc. (Aerospace & Defense) Callable 7/15/15 @ 104.88	9.75	7/15/18	928
675	Dycom Investments, Inc. (Construction & Engineering) Callable 1/15/16 @ 103.56	7.13	1/15/21	726
670	E*TRADE Financial Corp. (Capital Markets) Callable 11/30/12 @ 112.50	12.50	11/30/17	761
470	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 6/1/15 @ 104.19 (a)	8.38	6/1/19	462
420	EchoStar DBS Corp. (Media)	7.13	2/1/16	464
695	EchoStar DBS Corp. (Media)	7.75	5/31/15	782
330	El Paso Corp. (Oil, Gas & Consumable Fuels)	6.50	9/15/20	370
530	El Paso Corp. (Oil, Gas & Consumable Fuels)	7.00	6/15/17	608
135	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	8.63	1/15/22	182
1,725	Endeavour International Corp. (Oil, Gas & Consumable Fuels) Callable 3/1/15 @ 106.00 (a)	12.00	3/1/18	1,897
505	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 7/15/15 @ 103.50	7.00	7/15/19	544
520	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 12/15/15 @ 103.50	7.00	12/15/20	560
705	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 7/15/16 @ 103.63	7.25	1/15/22	761
3,690	Energy Future Holdings Corp. (Electric Utilities) Callable 1/15/15 @ 105.00 (c)	10.00	1/15/20	4,068
2,025	Energy Transfer Equity LP (Oil, Gas & Consumable Fuels) (b)	3.75	3/23/17	2,024
2,850	Entravision Communications Corp. (Media) Callable 8/1/13 @ 106.56	8.75	8/1/17	3,078
2,350	Equinix, Inc. (Internet Software & Services) Callable 7/15/16 @ 103.50	7.00	7/15/21	2,632
275	Equinox Holdings, Inc. (Hotels, Restaurants & Leisure) Callable 2/1/13 @ 104.75 (a)	9.50	2/1/16	292
1,235	Everest Acquisition LLC/Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels) Callable 5/1/15 @ 103.44 (a)	6.88	5/1/19	1,321
1,500	Exide Technologies, Inc. (Auto Components) Callable 2/1/15 @ 104.31	8.63	2/1/18	1,299
1,500	Exterran Holdings, Inc. (Energy Equipment & Services) Callable 12/1/13 @ 105.44	7.25	12/1/18	1,579
2,500	Fidelity National Information Services, Inc. (IT Services) Callable 3/15/17 @ 102.50	5.00	3/15/22	2,581
3,995	First Data Corp. (Software) Callable 11/1/15 @ 105.06 (a)	6.75	11/1/20	3,970
820	First Wind Capital LLC (Oil, Gas & Consumable Fuels) Callable 6/1/14 @ 107.69 (a)	10.25	6/1/18	836
1,013	Forest Oil Corp. (Oil, Gas & Consumable Fuels) Callable 11/13/12 @ 103.63	7.25	6/15/19	1,005
692	Forest Oil Corp. (Oil, Gas & Consumable Fuels) Callable 9/15/16 @ 103.75 (a)	7.50	9/15/20	687
4,000	Fortescue Metals Group Ltd. (Metals & Mining) (b)	0.00	9/18/17	4,000
774	Frac Tech International LLC (Energy Equipment & Services) (b)	6.25	5/6/16	745
845	Freescale Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) Callable 4/15/14 @ 104.63 (a)	9.25	4/15/18	919
540	Fresenius Medical Care US Finance II, Inc. (Health Care Providers & Services) (a)	5.63	7/31/19	575
500	Frontier Communications Corp. (Diversified Telecommunication Services)	8.13	10/1/18	563
1,500	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	1,695
1,000	GCI, Inc. (Media) Callable 6/1/16 @ 103.38	6.75	6/1/21	1,000
835	General Cable Corp. (Electrical Equipment) Callable 10/1/17 @ 102.88 (a)	5.75	10/1/22	848
990	General Motors Financial Co., Inc. (Diversified Financial Services)	6.75	6/1/18	1,102
2,192	Genesis Energy LP (Oil, Gas & Consumable Fuels) Callable 12/15/14 @ 103.94	7.88	12/15/18	2,324
3,365	GenOn Energy, Inc. (Multi-Utilities)	9.50	10/15/18	3,819
1,350	Genworth Financial, Inc. (Insurance) Callable 11/15/16 @ 100.00 (b)	6.15	11/15/66	867
135	Genworth Financial, Inc. (Insurance)	7.63	9/24/21	138
525	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.31	8.63	10/1/16	574
725	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.31	9.63	10/1/15	808
5,145	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	5,999
1,000	Griffon Corp. (Building Products) Callable 4/1/14 @ 105.34	7.13	4/1/18	1,059
1,505	Harland Clarke Holdings Corp. (IT Services) Callable 8/1/15 @ 104.88 (a)	9.75	8/1/18	1,437
1,000	HCA Holdings, Inc. (Health Care Providers & Services) Callable 11/15/15 @ 103.88	7.75	5/15/21	1,090
1,620	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	1,756
1,155	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	1,285
895	HCA, Inc. (Health Care Providers & Services)	7.50	2/15/22	1,014
748	HCA, Inc. (Health Care Providers & Services) Callable 2/15/13 @ 104.94	9.88	2/15/17	804

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,750	Health Management Associates, Inc. (Health Care Providers & Services) Callable 1/15/16 @ 103.69 (a)	7.38	1/15/20	$1,899
1,385	Heckmann Corp. (Beverages) Callable 4/15/15 @ 104.94	9.88	4/15/18	1,427
910	Hercules Offshore, Inc. (Energy Equipment & Services) Callable 4/1/14 @ 105.34 (a)	7.13	4/1/17	946
1,950	Hertz Corp. (Road & Rail) (b)	0.00	9/18/13	1,950
415	Hertz Corp. (Road & Rail) Callable 10/15/14 @ 103.75	7.50	10/15/18	448
575	Hiland Partners LP (Energy Equipment & Services) Callable 10/1/16 @ 103.63 (a)	7.25	10/1/20	598
2,300	Hilcorp Energy Co. (Oil, Gas & Consumable Fuels) Callable 2/15/15 @ 104.00 (a)	8.00	2/15/20	2,559
1,000	Holly Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.13	8.25	3/15/18	1,075
622	Hologic, Inc. (Health Care Equipment & Supplies) Callable 8/1/15 @ 103.13 (a)	6.25	8/1/20	659
200	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 11/1/15 @ 103.00	6.00	11/1/20	221
265	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 5/15/13 @ 104.50	9.00	5/15/17	289
720	Hub International Ltd. (Insurance) Callable 10/15/14 @ 104.06 (a)	8.13	10/15/18	729
700	Hughes Satellite Systems Corp. (Media)	6.50	6/15/19	749
175	Hughes Satellite Systems Corp. (Media)	7.63	6/15/21	194
185	Huntington Ingalls Industries, Inc. (Aerospace & Defense) Callable 3/15/15 @ 103.44	6.88	3/15/18	200
450	Huntsman International LLC (Chemicals) Callable 11/13/12 @ 100.00	5.50	6/30/16	452
280	Huntsman International LLC (Chemicals) Callable 3/15/15 @ 104.31	8.63	3/15/20	316
170	Huntsman International LLC (Chemicals) Callable 9/15/15 @ 104.31	8.63	3/15/21	195
385	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Auto Components) Callable 1/15/13 @ 103.88	7.75	1/15/16	401
2,050	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Auto Components) Callable 1/15/14 @ 104.00	8.00	1/15/18	2,199
2,550	ILFC E-Capital Trust I (Diversified Financial Services) Callable 11/13/12 @ 100.00 (a)(b)	4.28	12/21/65	1,734
500	ILFC E-Capital Trust ll (Diversified Financial Services) (a)(b)	6.25	12/21/65	395
2,270	INC Research LLC (Health Care Providers & Services) Callable 7/15/15 @ 105.75 (a)	11.50	7/15/19	2,281
1,205	Integra Telecom, Inc. (Diversified Telecommunication Services) Callable 4/15/13 @ 105.38 (a)	10.75	4/15/16	1,232
2,160	International Lease Finance Corp. (Diversified Financial Services)	5.88	4/1/19	2,290
2,577	International Lease Finance Corp. (Diversified Financial Services)	5.88	8/15/22	2,662
55	International Lease Finance Corp. (Diversified Financial Services)	6.25	5/15/19	59
430	International Lease Finance Corp., Series R, MTN (Diversified Financial Services)	6.63	11/15/13	449
980	Iron Mountain, Inc. (Commercial Services & Supplies) Callable 10/1/15 @ 103.88	7.75	10/1/19	1,102
500	Iron Mountain, Inc. (Commercial Services & Supplies) Callable 6/15/13 @ 104.00	8.00	6/15/20	532
475	iStar Financial, Inc. (Real Estate Investment Trusts) (b)	5.25	3/19/16	477
1,100	J.B. Poindexter & Co., Inc. (Machinery) Callable 4/1/17 @ 104.50 (a)	9.00	4/1/22	1,125
1,410	j2 Global Communications, Inc. (Internet Software & Services) Callable 8/1/16 @ 104.00 (a)	8.00	8/1/20	1,424
490	Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	8.25	3/15/18	582
1,650	Jarden Corp. (Household Durables) Callable 1/15/15 @ 103.75	7.50	1/15/20	1,823
2,500	JBS USA LLC/JBS USA Finance, Inc. (Food Products) Callable 6/1/15 @ 105.44 (a)	7.25	6/1/21	2,350
400	JC Penney Corp., Inc. (Multiline Retail)	5.65	6/1/20	361
365	JC Penney Corp., Inc. (Multiline Retail)	5.75	2/15/18	347
715	JC Penney Corp., Inc. (Multiline Retail)	6.38	10/15/36	584
2,280	JMC Steel Group, Inc. (Metals & Mining) Callable 3/15/14 @ 106.19 (a)	8.25	3/15/18	2,326
440	KB Home (Household Durables)	7.50	9/15/22	476
565	KB Home (Household Durables)	9.10	9/15/17	640
1,510	KEMET Corp. (Electronic Equipment, Instruments & Components) Callable 5/1/14 @ 105.25	10.50	5/1/18	1,533
2,665	Kindred Healthcare, Inc. (Health Care Providers & Services) Callable 6/1/14 @ 106.19	8.25	6/1/19	2,592
2,080	Kinetic Concepts, Inc./KCI USA (Health Care Equipment & Supplies) Callable 11/1/15 @ 105.25 (a)	10.50	11/1/18	2,200
1,000	Koppers, Inc. (Chemicals) Callable 12/1/14 @ 103.94	7.88	12/1/19	1,097
705	Kratos Defense & Security Solutions, Inc. (Aerospace & Defense) Callable 6/1/14 @ 105.00	10.00	6/1/17	761
500	Lamar Media Corp. (Media) Callable 2/1/17 @ 102.94	5.88	2/1/22	533
1,000	Lamar Media Corp. (Media) Callable 4/15/14 @ 103.94	7.88	4/15/18	1,105
1,595	Lender Process Services, Inc. (IT Services) Callable 10/1/17 @ 102.88	5.75	4/15/23	1,595
1,145	Level 3 Communications, Inc. (Diversified Telecommunication Services) (b)	5.25	8/1/19	1,150
410	Level 3 Communications, Inc. (Diversified Telecommunication Services) Callable 6/1/15 @ 104.44 (a)	8.88	6/1/19	431
1,200	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 8/9/12 @ 100.00 (b)	4.51	2/15/15	1,197
1,665	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 7/1/15 @ 104.06	8.13	7/1/19	1,769
690	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 1/15/16 @ 104.31	8.63	7/15/20	745
1,025	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 4/1/15 @ 104.69	9.38	4/1/19	1,138
2,280	Libbey Glass, Inc. (Household Durables) Callable 5/15/15 @ 105.16 (a)	6.88	5/15/20	2,451
615	Liberty Mutual Group, Inc. (Insurance) Callable 3/15/17 @ 100.00 (a)(b)	7.00	3/15/37	584
1,740	Liberty Mutual Group, Inc. (Insurance) (a)	7.80	3/15/37	1,888
2,452	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	2,642
500	Limited Brands, Inc. (Specialty Retail)	6.63	4/1/21	568
570	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	647
1,000	Limited Brands, Inc. (Specialty Retail)	7.60	7/15/37	1,025

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,855	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 5/15/15 @ 103.25 (a)	6.50	5/15/19	$2,855
3,588	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.31	8.63	4/15/20	3,929
620	Live Nation Entertainment, Inc. (Media) Callable 9/1/16 @ 103.50 (a)	7.00	9/1/20	645
745	Live Nation Entertainment, Inc. (Media) Callable 5/15/14 @ 104.06 (a)	8.13	5/15/18	801
1,955	Longview Fibre Paper & Packaging, Inc. (Paper & Forest Products) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/16	2,038
455	Marina District Finance Co., Inc. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 104.94	9.88	8/15/18	456
656	MarkWest Energy Partners LP/MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 8/15/17 @ 102.75	5.50	2/15/23	687
985	Masco Corp. (Building Products)	5.95	3/15/22	1,079
2,950	MBIA, Inc. (Insurance)	5.70	12/1/34	1,858
1,325	Mediacom Broadband LLC/Mediacom Broadband Corp. (Media) Callable 4/1/18 @ 103.19 (a)	6.38	4/1/23	1,325
220	Mediacom LLC/Mediacom Capital Corp. (Media) Callable 8/15/14 @ 104.56	9.13	8/15/19	243
3,485	MedImpact Holdings, Inc. (Health Care Providers & Services) Callable 2/1/15 @ 105.25 (a)	10.50	2/1/18	3,746
565	MEG Energy Corp. (Oil, Gas & Consumable Fuels) (b)	4.00	3/16/18	566
1,575	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	1,693
1,000	MetLife, Inc. (Insurance) Callable 8/1/34 @ 100.00	10.75	8/1/39	1,485
500	MetroPCS Wireless, Inc. (Wireless Telecommunication Services) Callable 9/1/14 @ 103.94	7.88	9/1/18	540
385	MGM Resorts International (Hotels, Restaurants & Leisure)	6.63	7/15/15	412
750	MGM Resorts International (Hotels, Restaurants & Leisure) (a)	6.75	10/1/20	750
1,561	Microsemi Corp. (Semiconductors & Semiconductor Equipment) (b)	4.00	2/2/18	1,568
798	Midwest Generation LLC, Series B (Electric Utilities)	8.56	1/2/16	735
70	Monitronics International, Inc. (Commercial Services & Supplies) Callable 4/1/16 @ 104.56	9.13	4/1/20	73
1,400	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts) Callable 2/15/17 @ 103.19	6.38	2/15/22	1,484
1,965	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts) Callable 5/1/16 @ 103.44	6.88	5/1/21	2,142
1,160	Nationstar Mortgage LLC/Nationstar Capital Corp. (Diversified Financial Services) Callable 10/1/16 @ 103.94 (a)	7.88	10/1/20	1,180
840	Nationstar Mortgage LLC/Nationstar Capital Corp. (Diversified Financial Services) Callable 5/1/15 @ 107.22 (a)	9.63	5/1/19	914
560	Nationstar Mortgage LLC/Nationstar Capital Corp. (Diversified Financial Services) Callable 5/1/15 @ 107.22 (a)	9.63	5/1/19	612
1,500	NBTY, Inc. (Pharmaceuticals) Callable 10/1/14 @ 104.50	9.00	10/1/18	1,669
1,060	NCR Corp. (Computers & Peripherals) Callable 7/15/17 @ 102.50 (a)	5.00	7/15/22	1,071
185	Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (Capital Markets) Callable 3/15/17 @ 102.94 (a)	5.88	3/15/22	198
1,500	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) Callable 2/1/15 @ 103.44	6.88	2/1/20	1,646
295	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (Media) Callable 4/15/14 @ 104.44	8.88	4/15/17	321
153	Nextel Communications, Inc., Series D (Wireless Telecommunication Services) Callable 10/22/12 @ 100.00	7.38	8/1/15	154
712	Nielsen Finance LLC/Nielsen Finance Co. (Software) Callable 10/1/16 @ 102.25 (a)	4.50	10/1/20	708
909	NII Capital Corp. (Wireless Telecommunication Services) Callable 4/1/16 @ 103.81	7.63	4/1/21	723
803	NII Capital Corp. (Wireless Telecommunication Services) Callable 12/15/14 @ 104.44	8.88	12/15/19	675
1,480	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.44	8.88	3/15/18	1,528
27	Northern Tier Energy LLC (Oil, Gas & Consumable Fuels) Callable 12/1/13 @ 107.88	10.50	12/1/17	30
1,920	NRG Energy, Inc. (Independent Power Producers & Energy Traders) (b)	4.00	6/29/18	1,927
1,265	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 5/15/16 @ 103.94	7.88	5/15/21	1,376
2,305	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 9/1/15 @ 104.13	8.25	9/1/20	2,512
955	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 6/15/14 @ 104.25	8.50	6/15/19	1,031
570	Nuance Communications, Inc. (Software) Callable 8/15/16 @ 102.69 (a)	5.38	8/15/20	589
860	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels) Callable 7/15/17 @ 103.44	6.88	1/15/23	914
2,045	Oil States International, Inc. (Energy Equipment & Services) Callable 6/1/14 @ 104.88	6.50	6/1/19	2,173
1,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts) Callable 10/15/15 @ 103.38	6.75	10/15/22	1,105
1,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts) Callable 2/15/15 @ 103.75	7.50	2/15/20	1,110
2,089	Omnicare, Inc. (Health Care Providers & Services) Callable 6/1/15 @ 103.88	7.75	6/1/20	2,298
60	Paetec Holding Corp. (Diversified Telecommunication Services) Callable 6/30/13 @ 104.44	8.88	6/30/17	65
890	Party City Holdings, Inc. (Multiline Retail) Callable 8/1/15 @ 106.66 (a)	8.88	8/1/20	948
1,000	Peabody Energy Corp. (Oil, Gas & Consumable Fuels) (a)	6.00	11/15/18	1,000
2,390	Peabody Energy Corp. (Oil, Gas & Consumable Fuels) (a)	6.25	11/15/21	2,378
1,352	Penske Automotive Group, Inc. (Specialty Retail) Callable 10/1/17 @ 102.88 (a)	5.75	10/1/22	1,386
2,110	PHH Corp. (Diversified Financial Services)	7.38	9/1/19	2,258

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$215	Phillips-Van Heusen Corp. (Textiles, Apparel & Luxury Goods) Callable 5/15/15 @ 103.69	7.38	5/15/20	$243
575	Physio-Control International, Inc. (Health Care Equipment & Supplies) Callable 1/15/15 @ 107.41	9.88	1/15/19	630
375	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) Callable 4/1/17 @ 103.88	7.75	4/1/22	409
580	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) Callable 5/15/15 @ 104.38	8.75	5/15/20	640
730	Pioneer Drilling Co. (Energy Equipment & Services) Callable 3/15/14 @ 104.94	9.88	3/15/18	794
3,280	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) (b)	0.00	9/15/13	3,280
1,250	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/15/16 @ 103.06	6.13	6/15/19	1,259
1,625	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 5/1/16 @ 103.31	6.63	5/1/21	1,649
330	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.81	7.63	6/1/18	351
385	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.81	8.63	10/15/19	429
355	Plastipak Holdings, Inc. (Containers & Packaging) Callable 8/15/14 @ 105.31 (a)	10.63	8/15/19	406
865	Polymer Group, Inc. (Construction Materials) Callable 2/1/15 @ 103.88	7.75	2/1/19	921
2,100	PolyOne Corp. (Chemicals) Callable 9/15/15 @ 103.69	7.38	9/15/20	2,273
2,000	Post Holdings, Inc. (Food Products) Callable 2/15/17 @ 103.69 (a)	7.38	2/15/22	2,125
1,550	Prospect Medical Holdings, Inc. (Commercial Services & Supplies) Callable 5/1/15 @ 106.28 (a)	8.38	5/1/19	1,643
440	Provident Funding Associates LP (Diversified Financial Services) Callable 4/15/14 @ 105.13 (a)	10.25	4/15/17	473
480	Provident Funding Associates LP/PFG Finance Corp. (Diversified Financial Services) Callable 2/15/15 @ 105.06 (a)	10.13	2/15/19	494
1,730	Quapaw Downstream Development Authority (Hotels, Restaurants & Leisure) Callable 7/1/15 @ 105.25 (a)	10.50	7/1/19	1,864
1,230	QVC, Inc. (Internet & Catalog Retail) Callable 10/1/14 @ 103.75 (a)	7.50	10/1/19	1,361
2,540	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	6.88	7/15/28	2,680
805	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	7.75	2/15/31	874
475	Qwest Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 101.94	7.25	10/15/35	487
500	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	8.25	3/15/19	508
910	Rain CII Carbon LLC (Chemicals) Callable 12/1/14 @ 104.00 (a)	8.00	12/1/18	937
1,380	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable 2/15/17 @ 102.50	5.00	8/15/22	1,456
745	RBS Capital Trust II (Commercial Banks) Callable 1/3/34 @ 100.00 Perpetual Bond (d)	6.43	-	611
935	Reckson Operating Partnership LP (Real Estate Investment Trusts)	7.75	3/15/20	1,117
1,100	Regency Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 7/15/16 @ 103.25	6.50	7/15/21	1,177
750	Regions Bank (Commercial Banks)	6.45	6/26/37	765
400	Regions Bank (Commercial Banks)	7.50	5/15/18	472
1,170	Regions Financial Corp. (Commercial Banks)	5.75	6/15/15	1,256
184	Res-Care, Inc. (Health Care Providers & Services) Callable 1/15/15 @ 105.38	10.75	1/15/19	204
1,130	Revlon Consumer Products Corp. (Personal Products) Callable 11/15/12 @ 104.88	9.75	11/15/15	1,195
1,700	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (Household Durables) Callable 8/15/15 @ 103.94	7.88	8/15/19	1,836
535	Rite Aid Corp. (Food & Staples Retailing) Callable 11/13/12 @ 103.75	7.50	3/1/17	550
870	Rouse Co. (Oil, Gas & Consumable Fuels) Callable 5/9/13 @ 103.38	6.75	11/9/15	918
200	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.25	11/30/13	213
3,450	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.50	11/30/16	3,726
1,365	Sabre, Inc. (Leisure Equipment & Products) Callable 5/15/15 @ 106.38 (a)	8.50	5/15/19	1,403
725	Sally Holdings LLC/Sally Capital, Inc. (Multiline Retail) Callable 6/1/17 @ 102.88	5.75	6/1/22	772
1,765	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 3/15/16 @ 103.75	7.50	3/15/21	1,818
3,600	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/18	3,780
345	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 1/15/15 @ 104.38	8.75	1/15/20	373
2,210	SBA Telecommunications Corp. (Communications Equipment) Callable 7/15/16 @ 102.88 (a)	5.75	7/15/20	2,320
1,230	Scientific Games International, Inc. (Hotels, Restaurants & Leisure) Callable 9/1/15 @ 104.69 (a)	6.25	9/1/20	1,236
755	Sealed Air Corp. (Containers & Packaging) Callable 9/15/15 @ 104.06 (a)	8.13	9/15/19	840
1,020	Sealed Air Corp. (Containers & Packaging) Callable 9/15/16 @ 104.19 (a)	8.38	9/15/21	1,142
4,300	Sears Holdings Corp. (Multiline Retail)	6.63	10/15/18	4,010
1,560	Serta Simmons Holdings LLC (Thrifts & Mortgage Finance) Callable 10/1/15 @ 106.09 (a)	8.13	10/1/20	1,544
4,545	ServiceMaster Co. (Diversified Consumer Services) Callable 2/15/15 @ 106.00	8.00	2/15/20	4,818
645	Sinclair Television Group, Inc. (Media) Callable 10/1/17 @ 103.06 (a)	6.13	10/1/22	646
545	Sinclair Television Group, Inc. (Media) Callable 11/1/13 @ 104.63 (a)	9.25	11/1/17	604
1,055	Sirius XM Radio, Inc. (Media) Callable 8/15/17 @ 102.63 (a)	5.25	8/15/22	1,050
2,533	Smithfield Foods, Inc. (Food Products) Callable 8/15/17 @ 103.31	6.63	8/15/22	2,628
555	Speedway Motorsports, Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 104.38	8.75	6/1/16	600
805	Speedy Cash, Inc. (IT Services) Callable 5/15/15 @ 105.38 (a)	10.75	5/15/18	849
525	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 12/15/15 @ 103.38	6.75	12/15/20	572
200	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 10/1/13 @ 103.75	7.50	10/1/17	218
3,695	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	3,399
3,280	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	3,403
1,830	Sprint Capital Corp. (Wireless Telecommunication Services)	8.75	3/15/32	1,894
175	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	7.00	3/1/20	196

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,410	Sprint Nextel Corp. (Wireless Telecommunication Services)	7.00	8/15/20	$1,466
1,100	Sprint Nextel Corp. (Wireless Telecommunication Services)	8.38	8/15/17	1,224
735	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	921
900	SquareTwo Financial Corp. (Thrifts & Mortgage Finance) Callable 4/1/14 @ 105.80	11.63	4/1/17	797
925	Standard Pacific Corp. (Household Durables)	8.38	5/15/18	1,067
821	Starz LLC/Starz Finance Corp. (Software) Callable 9/15/15 @ 102.50 (a)	5.00	9/15/19	839
710	Stater Brothers Holdings (Food & Staples Retailing) Callable 11/13/12 @ 101.94	7.75	4/15/15	725
2,000	Stewart Enterprises, Inc. (Diversified Consumer Services) Callable 4/15/14 @ 104.88	6.50	4/15/19	2,150
1,135	StoneMor Partners LP/Cornerstone/OSIR (IT Services) Callable 12/1/13 @ 105.13	10.25	12/1/17	1,135
115	SunGard Data Systems, Inc. (IT Services) Callable 11/15/13 @ 105.53	7.38	11/15/18	123
735	SunGard Data Systems, Inc. (IT Services) Callable 11/15/15 @ 103.81	7.63	11/15/20	797
1,600	Targa Resources Partners LP (Oil, Gas & Consumable Fuels) Callable 2/1/17 @ 103.19 (a)	6.38	8/1/22	1,696
750	Targa Resources Partners LP (Oil, Gas & Consumable Fuels) Callable 11/13/12 @ 104.13	8.25	7/1/16	782
1,070	Tenet Healthcare Corp. (Health Care Providers & Services)	6.25	11/1/18	1,180
455	Tenet Healthcare Corp. (Health Care Providers & Services) Callable 7/1/14 @ 104.44	8.88	7/1/19	514
2,125	Tenneco, Inc. (Auto Components) Callable 8/15/14 @ 103.88	7.75	8/15/18	2,311
265	Tennessee Gas Pipeline Co. (Oil, Gas & Consumable Fuels)	8.00	2/1/16	315
130	Terex Corp. (Machinery) Callable 11/15/12 @ 104.00	8.00	11/15/17	135
940	Terex Corp. (Machinery) Callable 6/1/13 @ 105.44	10.88	6/1/16	1,055
2,350	Tesoro Logistics LP/Tesoro Corp. (Oil, Gas & Consumable Fuels) Callable 10/1/16 @ 102.94 (a)	5.88	10/1/20	2,403
1,740	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (Multi-Utilities) Callable 4/1/16 @ 105.75 (a)	11.50	10/1/20	1,362
330	Texas Petrochemical Corp. (Chemicals) Callable 10/1/13 @ 106.19	8.25	10/1/17	356
1,250	The AES Corp. (Independent Power Producers & Energy Traders) Callable 6/1/21 @ 100.00	7.38	7/1/21	1,425
95	The AES Corp. (Independent Power Producers & Energy Traders)	7.75	10/15/15	107
250	The AES Corp. (Independent Power Producers & Energy Traders)	8.00	6/1/20	291
1,610	The AES Corp. (Independent Power Producers & Energy Traders)	9.75	4/15/16	1,924
2,000	The Goodyear Tier & Rubber Co. (Auto Components)	8.75	8/15/20	2,275
825	The Manitowoc Co., Inc. (Machinery) Callable 11/1/15 @ 104.25	8.50	11/1/20	923
800	The Manitowoc Co., Inc. (Machinery) Callable 2/15/14 @ 104.75	9.50	2/15/18	896
361	Tomkins LLC/Tomkins, Inc. (Machinery) Callable 10/1/14 @ 104.50 (c)	9.00	10/1/18	403
679	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. (Auto Components) Callable 9/1/14 @ 105.31 (a)	10.63	9/1/17	732
960	Toys“R”Us Property Co. I LLC (Real Estate Investment Trusts) Callable 7/15/13 @ 105.38	10.75	7/15/17	1,046
695	Toys“R”Us, Inc. (Multiline Retail)	7.38	10/15/18	624
1,455	Toys“R”Us, Inc. (Multiline Retail) Callable 2/15/15 @ 105.19 (a)	10.38	8/15/17	1,488
2,000	TransDigm Group, Inc. (Aerospace & Defense) Callable 12/15/14 @ 103.88	7.75	12/15/18	2,210
5,230	Trilogy International Partners LLC (Wireless Telecommunication Services) Callable 8/15/13 @ 105.13 (a)	10.25	8/15/16	4,262
490	Triumph Group, Inc. (Aerospace & Defense) Callable 11/15/13 @ 104.00	8.00	11/15/17	534
1,000	Tutor Perini Corp. (Construction & Engineering) Callable 11/1/14 @ 103.81	7.63	11/1/18	1,013
1,315	TW Telecom Holdings, Inc. (Diversified Telecommunication Services) Callable 10/1/17 @ 102.69 (a)	5.38	10/1/22	1,341
500	TW Telecom Holdings, Inc. (Diversified Telecommunication Services) Callable 3/1/14 @ 104.00	8.00	3/1/18	550
1,860	United Refining Co. (Oil, Gas & Consumable Fuels) Callable 2/28/15 @ 105.25	10.50	2/28/18	2,041
668	Universal Hospital Services, Inc. (Health Care Equipment & Supplies) Callable 8/15/15 @ 105.72 (a)	7.63	8/15/20	696
3,905	Univision Communications, Inc. (Media) Callable 9/15/17 @ 103.38 (a)	6.75	9/15/22	3,905
305	Univision Communications, Inc. (Media) Callable 11/1/15 @ 103.94 (a)	7.88	11/1/20	326
1,215	UR Financing Escrow Corp. (IT Services) Callable 7/15/15 @ 102.88 (a)	5.75	7/15/18	1,283
1,515	UR Financing Escrow Corp. (IT Services) Callable 5/15/16 @ 103.69 (a)	7.38	5/15/20	1,629
1,890	UR Financing Escrow Corp. (IT Services) Callable 4/15/17 @ 103.81 (a)	7.63	4/15/22	2,070
1,289	USG Corp. (Building Products) Callable 10/15/14 @ 104.19 (a)	8.38	10/15/18	1,399
335	USG Corp. (Building Products) (a)	9.75	8/1/14	370
930	USG Corp. (Building Products) (c)	9.75	1/15/18	1,004
1,255	Valassis Communications, Inc. (Media) Callable 2/1/16 @ 103.31	6.63	2/1/21	1,296
1,785	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 7/15/13 @ 103.25 (a)	6.50	7/15/16	1,872
1,413	ViaSat, Inc. (Communications Equipment) Callable 6/15/16 @ 103.44 (a)	6.88	6/15/20	1,462
1,365	ViaSat, Inc. (Communications Equipment) Callable 6/15/16 @ 103.44	6.88	6/15/20	1,406
855	ViaSat, Inc. (Communications Equipment) Callable 11/13/12 @ 106.66	8.88	9/15/16	913
2,750	Visteon Corp. (Auto Components) Callable 4/15/14 @ 105.06	6.75	4/15/19	2,887
1,800	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	2,034
1,428	Walter Energy Corp. (Metals & Mining) (b)	4.00	3/4/18	1,420
2,075	WaveDivision Escrow LLC/WaveDivision Escrow Corp. (Industrial Conglomerates) Callable 9/1/16 @ 104.06 (a)	8.13	9/1/20	2,132
2,480	West Corp. (Diversified Telecommunication Services) Callable 11/15/14 @ 103.94	7.88	1/15/19	2,554

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$662	West Corp. (Diversified Telecommunication Services) Callable 10/1/14 @ 104.31	8.63	10/1/18	$695
1,035	Western Refining, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.62 (a)	11.25	6/15/17	1,151
120	Windstream Corp. (Diversified Telecommunication Services) Callable 11/9/12 @ 103.50	7.00	3/15/19	122
1,355	Windstream Corp. (Diversified Telecommunication Services) Callable 6/1/17 @ 103.75	7.50	6/1/22	1,436
815	Windstream Corp. (Diversified Telecommunication Services) Callable 4/1/16 @ 103.75	7.50	4/1/23	852
600	Windstream Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 103.88	7.75	10/15/20	644
250	Windstream Corp. (Diversified Telecommunication Services)	7.88	11/1/17	279
760	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods) Callable 10/15/16 @ 103.06 (a)	6.13	10/15/20	783
1,240	WPX Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 10/15/21 @ 100.00	6.00	1/15/22	1,333
525	XM Satellite Radio, Inc. (Media) Callable 11/1/14 @ 103.81 (a)	7.63	11/1/18	580
1,660	Zayo Group LLC/Zayo Capital, Inc. (Communications Equipment) Callable 7/1/15 @ 104.06	8.13	1/1/20	1,814
1,330	Zayo Group LLC/Zayo Capital, Inc. (Communications Equipment) Callable 7/1/16 @ 105.06	10.13	7/1/20	1,470
	Total Corporate Bonds			529,329
	Yankee Dollars — 12.82%
1,415	Aguila 3 SA (Transportation Infrastructure) Callable 1/31/14 @ 105.91 (a)	7.88	1/31/18	1,486
2,035	Air Canada, Inc. (Airlines) Callable 11/13/12 @ 106.94 (a)	9.25	8/1/15	2,116
1,705	Aircastle Ltd. (Trading Companies & Distributors)	6.75	4/15/17	1,837
1,730	Aircastle Ltd. (Trading Companies & Distributors)	7.63	4/15/20	1,916
705	Aircastle Ltd. (Trading Companies & Distributors) Callable 8/1/14 @ 104.88	9.75	8/1/18	804
425	Aperam SA (Metals & Mining) Callable 10/1/13 @ 103.69 (a)	7.38	4/1/16	363
600	Aperam SA (Metals & Mining) Callable 4/1/15 @ 103.88 (a)	7.75	4/1/18	492
683	Ardagh Packaging Finance PLC (Containers & Packaging) Callable 10/15/14 @ 103.69 (a)	7.38	10/15/17	732
1,180	Bombardier, Inc. (Aerospace & Defense) (a)	5.75	3/15/22	1,209
200	Bombardier, Inc. (Aerospace & Defense) (a)	7.75	3/15/20	230
1,600	Calcipar SA (Construction Materials) Callable 5/1/15 @ 103.44 (a)	6.88	5/1/18	1,588
1,310	CGGVeritas (Energy Equipment & Services) Callable 6/1/16 @ 103.25	6.50	6/1/21	1,349
2,605	CHC Helicopter SA (Air Freight & Logistics) Callable 10/15/15 @ 104.63	9.25	10/15/20	2,677
230	Consolidated Minerals Ltd. (Metals & Mining) Callable 5/1/14 @ 104.44 (a)	8.88	5/1/16	189
1,110	ConvaTec Healthcare E SA (Health Care Providers & Services) Callable 12/15/14 @ 105.25 (a)	10.50	12/15/18	1,204
2,202	Drill Rigs Holdings, Inc. (Oil, Gas & Consumable Fuels) Callable 10/1/15 @ 103.25 (a)	6.50	10/1/17	2,188
2,000	Expro Finance Luxembourg SCA (Oil, Gas & Consumable Fuels) Callable 12/15/13 @ 104.25 (a)	8.50	12/15/16	2,060
620	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	712
205	FMG Resources (August 2006) Pty Ltd. (Metals & Mining) Callable 2/1/14 @ 105.16 (a)	6.88	2/1/18	191
1,525	FMG Resources (August 2006) Pty Ltd. (Metals & Mining) Callable 4/1/17 @ 103.44 (a)	6.88	4/1/22	1,395
4,210	FMG Resources (August 2006) Pty Ltd. (Metals & Mining) Callable 11/1/15 @ 104.13 (a)	8.25	11/1/19	4,084
685	HBOS PLC (Commercial Banks) (a)	6.00	11/1/33	581
2,979	HudBay Minerals, Inc. (Metals & Mining) Callable 10/1/16 @ 104.75 (a)	9.50	10/1/20	3,121
800	INEOS Finance PLC (Chemicals) Callable 5/1/15 @ 105.62 (a)	7.50	5/1/20	812
460	INEOS Finance PLC (Chemicals) Callable 5/15/13 @ 104.50 (a)	9.00	5/15/15	486
985	Inmarsat Finance PLC (Diversified Telecommunication Services) Callable 12/1/13 @ 103.69 (a)	7.38	12/1/17	1,064
4,380	Inmet Mining Corp. (Metals & Mining) Callable 6/1/16 @ 104.38 (a)	8.75	6/1/20	4,533
1,650	Intelsat Jackson Holdings SA (Diversified Telecommunication Services) Callable 4/1/16 @ 103.75	7.50	4/1/21	1,786
1,100	Intelsat Luxembourg SA, PIK (Diversified Telecommunication Services) Callable 2/15/13 @ 105.62	11.25	2/4/17	1,163
2,000	InterGen NV (Electric Utilities) Callable 11/12/12 @ 104.50 (a)	9.00	6/30/17	1,925
529	Kinove German Bondco GmbH (Chemicals) Callable 6/15/14 @ 107.22 (a)	9.63	6/15/18	579
925	Lloyds Banking Group PLC (Commercial Banks) Callable 11/14/16 @ 100.00, Perpetual Bond (a)(b)(d)	6.27	–	620
795	Lloyds Banking Group PLC (Commercial Banks) Callable 10/1/35 @ 100.00, Perpetual Bond (a)(d)	6.41	–	648
745	Lloyds Banking Group PLC (Commercial Banks) Callable 5/21/37 @ 100.00, Perpetual Bond (a)(d)	6.66	–	611
2,950	LyondellBasell Industries NV (Chemicals) Callable 8/17/21 @ 100.00	6.00	11/15/21	3,363
1,305	MEG Energy Corp. (Oil, Gas & Consumable Fuels) Callable 7/30/17 @ 103.19 (a)	6.38	1/30/23	1,393
1,595	MMI International Ltd. (Industrial Conglomerates) Callable 3/1/15 @ 104.00 (a)	8.00	3/1/17	1,659
780	National Money Mart Co. (Diversified Financial Services) Callable 12/15/13 @ 105.19	10.38	12/15/16	872
1,585	Navios Maritime Holdings, Inc./Navios Maritime Finance (US), Inc. (Energy Equipment & Services) Callable 2/15/15 @ 104.06	8.13	2/15/19	1,430
530	Nova Chemicals Corp. (Chemicals) Callable 11/1/14 @ 104.31	8.63	11/1/19	602
1,555	Novelis, Inc. (Metals & Mining) Callable 12/15/13 @ 106.28	8.38	12/15/17	1,699
700	Nufarm Australia Ltd. (Chemicals) Callable 10/15/15 @ 104.78 (a)	6.38	10/15/19	700
3,700	Offshore Group Investment Ltd. (Energy Equipment & Services) Callable 2/1/13 @ 108.62	11.50	8/1/15	4,088
2,000	OGX Austria GmbH (Oil, Gas & Consumable Fuels) Callable 6/1/15 @ 104.25 (a)	8.50	6/1/18	1,800
385	OXEA Finance & Cy SCA (Chemicals) Callable 7/15/13 @ 107.12 (a)	9.50	7/15/17	421
280	Quebecor Media, Inc. (Media) Callable 11/13/12 @ 102.58	7.75	3/15/16	288

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$910	RDS Ultra-Deepwater Ltd. (Energy Equipment & Services) Callable 3/15/14 @ 105.94 (a)	11.88	3/15/17	$1,015
200	Royal Bank of Scotland Group PLC (Commercial Banks) Callable 9/29/17 @ 100.00, Perpetual Bond (b)(d)	7.64	–	164
375	Royal Bank of Scotland Group PLC (Commercial Banks) Callable 9/30/31 @ 100.00, Perpetual Bond (b)(d)	7.65	–	364
605	Sable International Finance Ltd. (Communications Equipment) Callable 2/1/16 @ 104.38 (a)	8.75	2/1/20	675
2,695	Satmex Escrow SA de CV (Diversified Telecommunication Services) Callable 5/15/14 @ 104.75	9.50	5/15/17	2,850
400	Satmex Escrow SA de CV (Diversified Telecommunication Services) Callable 5/15/14 @ 104.75 (a)	9.50	5/15/17	423
240	Seagate HDD Cayman (Computers & Peripherals) Callable 5/1/15 @ 103.44	6.88	5/1/20	256
1,875	Seagate HDD Cayman (Computers & Peripherals) Callable 5/1/16 @ 103.50	7.00	11/1/21	2,006
104	Seagate Technology International Ltd. (Computers & Peripherals) Callable 5/1/13 @ 105.00 (a)	10.00	5/1/14	114
650	Tembec Industries, Inc. (Paper & Forest Products) Callable 12/15/14 @ 105.62	11.25	12/15/18	682
590	UPC Holding BV (Diversified Telecommunication Services) Callable 4/15/14 @ 104.94 (a)	9.88	4/15/18	649
1,420	UPCB Finance V Ltd. (Diversified Telecommunication Services) Callable 11/15/16 @ 103.63 (a)	7.25	11/15/21	1,544
1,000	UPCB Finance VI Ltd. (Diversified Telecommunication Services) Callable 1/15/17 @ 103.44 (a)	6.88	1/15/22	1,060
1,500	Videotron Ltee (Diversified Telecommunication Services)	5.00	7/15/22	1,567
905	White Mountains Re Group Ltd. (Insurance) Callable 6/30/17 @ 100.00 (a)(b)	7.51	5/29/49	922
2,000	Wind Acquisition Finance SA (Diversified Telecommunication Services) Callable 11/15/13 @ 105.44 (a)	7.25	2/15/18	1,900
1,226	Wind Acquisition Holdings Finance SA (Diversified Telecommunication Services) Callable 7/15/13 @ 106.12 (a)	12.25	7/15/17	969
	Total Yankee Dollars			82,226
	Common/Preferred Stocks and Rights — 0.84%
108,934	Countrywide Capital V (Diversified Financial Services) Callable 10/22/12 @ 25.00			2,744
33,900	General Motors Co., Series B (Automobiles)			1,264
55,515	GMAC Capital Trust I (Consumer Finance) Callable 2/15/16 @ 25.00			1,394
	Total Common/Preferred Stocks and Rights			5,402
	Time Deposit — 5.43%
$34,837	State Street Liquidity Management Control System Time Deposit	0.01	10/1/12	34,837
	Total Time Deposit			34,837
	Total Investments (cost $623,138) — 101.63%			651,794
	Liabilities in excess of other assets — (1.63)%			(10,464)
	Net Assets — 100.00%			$641,330

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2012.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2012.
(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.

MTN – Medium Term Note

PIK – Payment in Kind

ULC – Unlimited Liability Co.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

The following table refects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Seix Investment Advisors LLC	Total

Corporate Bonds	32.95%	49.49%	82.44%
Yankee Dollars	4.55%	8.27%	12.82%
Common/Preferred Stocks and Rights	0.43%	0.51%	0.94%
Time Deposit	0.94%	4.49%	5.43%
Other Assets (Liabilities)	0.29%	-1.92%	-1.63%
Total Net Assets	39.16%	60.84%	100.00%

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 86.96%
$1,163	U.S. Treasury Bond	3.00	5/15/42	$1,206
2,446	U.S. Treasury Bond	3.13	11/15/41	2,606
1,731	U.S. Treasury Bond	3.13	2/15/42	1,841
1,240	U.S. Treasury Bond	3.75	8/15/41	1,483
2,190	U.S. Treasury Bond	3.88	8/15/40	2,676
690	U.S. Treasury Bond	4.25	11/15/40	896
1,075	U.S. Treasury Bond	4.38	2/15/38	1,415
1,782	U.S. Treasury Bond	4.38	11/15/39	2,355
1,211	U.S. Treasury Bond	4.38	5/15/40	1,602
643	U.S. Treasury Bond	4.50	2/15/36	858
992	U.S. Treasury Bond	4.50	8/15/39	1,335
973	U.S. Treasury Bond	4.63	2/15/40	1,335
2,187	U.S. Treasury Bond	4.75	2/15/41	3,065
850	U.S. Treasury Bond	5.25	11/15/28	1,190
805	U.S. Treasury Bond	5.38	2/15/31	1,164
313	U.S. Treasury Bond	5.50	8/15/28	448
900	U.S. Treasury Bond	6.00	2/15/26	1,317
1,235	U.S. Treasury Bond	6.13	11/15/27	1,859
1,722	U.S. Treasury Bond	6.25	8/15/23	2,499
135	U.S. Treasury Bond	6.25	5/15/30	212
474	U.S. Treasury Bond	7.13	2/15/23	723
7	U.S. Treasury Bond	7.88	2/15/21	11
110	U.S. Treasury Bond	8.13	8/15/21	172
1,304	U.S. Treasury Bond	9.13	5/15/18	1,907
5,106	U.S. Treasury Note	0.25	11/30/13	5,109
1,500	U.S. Treasury Note	0.25	2/28/14	1,501
3,000	U.S. Treasury Note	0.25	5/31/14	3,001
3,686	U.S. Treasury Note	0.25	9/15/14	3,686
1,250	U.S. Treasury Note	0.25	9/30/14	1,250
600	U.S. Treasury Note	0.25	12/15/14	600
2,321	U.S. Treasury Note	0.25	7/15/15	2,318
1,485	U.S. Treasury Note	0.38	11/15/14	1,489
2,850	U.S. Treasury Note	0.38	6/15/15	2,856
6,260	U.S. Treasury Note	0.50	10/15/13	6,280
1,000	U.S. Treasury Note	0.50	10/15/14	1,005
2,950	U.S. Treasury Note	0.63	5/31/17	2,957
650	U.S. Treasury Note	0.63	9/30/17	650
3,000	U.S. Treasury Note	0.75	6/15/14	3,026
1,522	U.S. Treasury Note	0.88	11/30/16	1,547
50	U.S. Treasury Note	0.88	12/31/16	51
2,000	U.S. Treasury Note	0.88	2/28/17	2,031
2,665	U.S. Treasury Note	0.88	4/30/17	2,703
3,666	U.S. Treasury Note	1.00	5/15/14	3,712
2,303	U.S. Treasury Note	1.00	9/30/16	2,352
1,800	U.S. Treasury Note	1.00	3/31/17	1,836
200	U.S. Treasury Note	1.13	5/31/19	202
652	U.S. Treasury Note	1.25	10/31/15	670
1,285	U.S. Treasury Note	1.25	4/30/19	1,309
1,726	U.S. Treasury Note	1.38	11/30/15	1,782
10	U.S. Treasury Note	1.38	11/30/18	10
1,893	U.S. Treasury Note	1.38	12/31/18	1,950
1,715	U.S. Treasury Note	1.38	2/28/19	1,764
1,100	U.S. Treasury Note	1.50	7/31/16	1,144
2,497	U.S. Treasury Note	1.50	8/31/18	2,595
820	U.S. Treasury Note	1.50	3/31/19	849
500	U.S. Treasury Note	1.63	8/15/22	499
2,478	U.S. Treasury Note	1.75	3/31/14	2,534
1,400	U.S. Treasury Note	1.75	7/31/15	1,457
711	U.S. Treasury Note	1.75	5/31/16	746
2,127	U.S. Treasury Note	1.75	5/15/22	2,157
3,140	U.S. Treasury Note	1.88	6/30/15	3,275
166	U.S. Treasury Note	1.88	9/30/17	176
200	U.S. Treasury Note	1.88	10/31/17	212

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,823	U.S. Treasury Note	2.00	1/31/16	$1,922
2,016	U.S. Treasury Note	2.00	4/30/16	2,131
1,714	U.S. Treasury Note	2.00	11/15/21	1,789
2,297	U.S. Treasury Note	2.00	2/15/22	2,389
3,259	U.S. Treasury Note	2.13	11/30/14	3,390
2,265	U.S. Treasury Note	2.13	5/31/15	2,375
1,761	U.S. Treasury Note	2.13	2/29/16	1,866
2,147	U.S. Treasury Note	2.13	8/15/21	2,271
1,811	U.S. Treasury Note	2.25	1/31/15	1,894
1,353	U.S. Treasury Note	2.25	11/30/17	1,462
1	U.S. Treasury Note	2.25	7/31/18	1
3,202	U.S. Treasury Note	2.38	8/31/14	3,332
3,820	U.S. Treasury Note	2.38	9/30/14	3,982
3,635	U.S. Treasury Note	2.38	10/31/14	3,794
2,810	U.S. Treasury Note	2.38	2/28/15	2,951
1,445	U.S. Treasury Note	2.38	3/31/16	1,545
1,365	U.S. Treasury Note	2.38	7/31/17	1,481
2,200	U.S. Treasury Note	2.38	5/31/18	2,395
1,852	U.S. Treasury Note	2.50	3/31/15	1,955
1,590	U.S. Treasury Note	2.50	4/30/15	1,680
2,750	U.S. Treasury Note	2.50	6/30/17	2,996
3,716	U.S. Treasury Note	2.63	7/31/14	3,878
2,000	U.S. Treasury Note	2.63	2/29/16	2,153
825	U.S. Treasury Note	2.63	4/30/16	890
998	U.S. Treasury Note	2.63	1/31/18	1,099
377	U.S. Treasury Note	2.63	4/30/18	416
1,697	U.S. Treasury Note	2.63	8/15/20	1,876
1,993	U.S. Treasury Note	2.63	11/15/20	2,200
765	U.S. Treasury Note	2.75	12/31/17	847
2,367	U.S. Treasury Note	3.00	8/31/16	2,602
401	U.S. Treasury Note	3.00	9/30/16	441
2,181	U.S. Treasury Note	3.13	1/31/17	2,424
1,382	U.S. Treasury Note	3.13	4/30/17	1,542
1,430	U.S. Treasury Note	3.13	5/15/19	1,630
2,110	U.S. Treasury Note	3.13	5/15/21	2,412
1,780	U.S. Treasury Note	3.25	6/30/16	1,967
349	U.S. Treasury Note	3.25	7/31/16	386
2,202	U.S. Treasury Note	3.25	12/31/16	2,456
2,417	U.S. Treasury Note	3.25	3/31/17	2,708
1,382	U.S. Treasury Note	3.38	11/15/19	1,602
1,149	U.S. Treasury Note	3.50	2/15/18	1,318
2,391	U.S. Treasury Note	3.50	5/15/20	2,800
2,540	U.S. Treasury Note	3.63	2/15/20	2,993
1,752	U.S. Treasury Note	3.63	2/15/21	2,074
2,855	U.S. Treasury Note	3.75	11/15/18	3,351
1,165	U.S. Treasury Note	3.88	5/15/18	1,366
1,590	U.S. Treasury Note	4.00	2/15/14	1,672
548	U.S. Treasury Note	4.13	5/15/15	603
1,000	U.S. Treasury Note	4.25	11/15/13	1,045
2,290	U.S. Treasury Note	4.25	8/15/14	2,461
131	U.S. Treasury Note	4.25	8/15/15	146
2,426	U.S. Treasury Note	4.25	11/15/17	2,864
1,032	U.S. Treasury Note	4.50	11/15/15	1,165
648	U.S. Treasury Note	4.50	5/15/17	764
2,718	U.S. Treasury Note	4.75	5/15/14	2,917
1	U.S. Treasury Note	4.75	8/15/17	1
1,029	U.S. Treasury Note	5.02	2/15/19	1,146
2,009	U.S. Treasury Note	6.62	8/15/19	2,360
2,167	U.S. Treasury Note	7.30	2/15/15	2,357
156	U.S. Treasury Note	8.88	2/15/19	234
	Total U.S. Treasury Obligations			222,233

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 12.14%
$700	Fannie Mae	0.75	12/18/13	$705
1,000	Fannie Mae	0.88	8/28/17	1,005
200	Fannie Mae, Callable 8/23/13 @ 100.00	0.95	8/23/17	200
2,244	Fannie Mae	1.05	10/22/13	2,262
350	Fannie Mae	1.25	9/28/16	360
250	Fannie Mae, Callable 10/19/12 @ 100.00	1.38	10/19/16	250
241	Fannie Mae, Callable 10/3/12 @ 100.00	1.45	10/3/16	241
30	Fannie Mae, Callable 4/17/13 @ 100.00	1.50	4/17/17	30
900	Fannie Mae	1.63	10/26/15	933
271	Fannie Mae	2.63	11/20/14	285
1,590	Fannie Mae	2.75	2/5/14	1,645
600	Fannie Mae	2.75	3/13/14	622
430	Fannie Mae (a)	3.72	10/9/19	378
1,500	Fannie Mae	5.00	3/15/16	1,731
610	Fannie Mae	5.00	2/13/17	724
30	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	33
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	175
430	Fannie Mae	7.25	5/15/30	694
200	Federal Farm Credit Bank, Callable 12/19/12 @ 100.00	0.47	12/19/13	200
165	Federal Farm Credit Bank, Callable 10/16/12 @ 100.00	0.70	12/14/15	165
200	Federal Farm Credit Bank, Callable 12/19/12 @ 100.00	0.75	12/19/14	200
250	Federal Farm Credit Bank	2.63	4/17/14	259
250	Federal Farm Credit Bank	5.13	8/25/16	294
1,300	Federal Home Loan Bank	2.38	3/14/14	1,340
190	Federal Home Loan Bank	2.75	3/13/15	201
1,250	Federal Home Loan Bank	3.63	10/18/13	1,294
880	Federal Home Loan Bank	5.25	12/11/20	1,126
120	Federal Home Loan Bank	5.50	7/15/36	166
800	Federal Home Loan Bank, Series 656	5.38	5/18/16	938
500	Freddie Mac, Callable 2/27/13 @ 100.00	0.40	2/27/14	501
500	Freddie Mac, Callable 1/24/13 @ 100.00	0.60	1/24/14	501
500	Freddie Mac, Callable 2/24/14 @ 100.00	0.85	2/24/16	502
400	Freddie Mac	1.00	8/27/14	406
250	Freddie Mac, Callable 10/19/12 @ 100.00	1.15	10/19/15	250
400	Freddie Mac	1.25	8/1/19	401
250	Freddie Mac, MTN, Callable 8/22/14 @ 100.00	1.40	8/22/19	250
1,400	Freddie Mac	1.75	9/10/15	1,455
1,267	Freddie Mac	2.88	2/9/15	1,342
1,000	Freddie Mac	3.75	3/27/19	1,165
1,398	Freddie Mac	4.13	9/27/13	1,452
500	Freddie Mac	4.75	1/19/16	570
1,940	Freddie Mac	5.25	4/18/16	2,264
80	Freddie Mac	6.75	3/15/31	125
500	Freddie Mac, Series 0001, Callable 2/27/14 @ 100.00	0.55	2/27/15	502
340	Tennessee Valley Authority	4.70	7/15/33	419
135	Tennessee Valley Authority	5.25	9/15/39	179
190	Tennessee Valley Authority	6.15	1/15/38	279
	Total U.S. Government Agency Securities			31,019
	Corporate Bond — 0.12%
250	Private Export Funding Corp. (Thrifts & Mortgage Finance)	4.38	3/15/19	300
	Total Corporate Bond			300
	Time Deposit — 0.35%

905	State Street Liquidity Management Control System Time Deposit	0.01	10/1/12	905
	Total Time Deposit			905

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

Total Investments (cost $245,579) — 99.57%	254,457
Other assets in excess of liabilities — 0.43%	1,095
Net Assets — 100.00%	$255,552

(a)	Rate disclosed represents effective yield at purchase.

MTN – Medium Term Note

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 71.87%
$1,104	3M Co. (Industrial Conglomerates)	1.38	9/29/16	$1,133
59	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	62
1,617	American Express Credit Corp., MTN (Diversified Financial Services)	2.38	3/24/17	1,701
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	753
3,610	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	2.50	7/15/22	3,661
856	AT&T, Inc. (Wireless Telecommunication Services)	5.10	9/15/14	931
1,998	AT&T, Inc. (Wireless Telecommunication Services)	5.55	8/15/41	2,487
1,175	AT&T, Inc. (Wireless Telecommunication Services)	6.45	6/15/34	1,532
1,580	AutoZone, Inc. (Specialty Retail) Callable 1/15/22 @ 100.00	3.70	4/15/22	1,666
1,258	Aviation Capital Group (Machinery) (a)	6.75	4/6/21	1,282
2,690	Aviation Capital Group (Machinery) (a)	7.13	10/15/20	2,823
1,949	Baker Hughes, Inc. (Energy Equipment & Services)	5.13	9/15/40	2,389
4,327	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	4,590
1,915	BioMed Realty LP (Real Estate Investment Trusts) Callable 3/15/16 @ 100.00	3.85	4/15/16	2,014
592	Caterpillar, Inc. (Machinery) (a)	3.80	8/15/42	595
1,787	CC Holdings GS V LLC (Diversified Telecommunication Services) Callable 5/1/13 @ 103.88 (a)	7.75	5/1/17	1,908
1,793	Cellco Partnership/Verizon Wireless Capital LLC (Wireless Telecommunication Services)	5.55	2/1/14	1,907
1,850	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	2,149
3,139	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	4,030
3,171	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	3,390
897	Colgate-Palmolive Co., MTN (Household Products)	0.60	11/15/14	903
1,957	Comcast Corp. (Media)	3.13	7/15/22	2,030
3,212	Comcast Corp. (Media)	4.65	7/15/42	3,436
1,578	Deere & Co. (Machinery) Callable 12/9/41 @ 100.00	3.90	6/9/42	1,632
3,169	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	3,663
883	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	913
1,348	eBay, Inc. (Internet Software & Services) Callable 4/15/22 @ 100.00	2.60	7/15/22	1,357
774	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	891
1,617	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	1,824
1,126	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels) Callable 12/1/40 @ 100.00	6.05	6/1/41	1,242
1,525	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	1,727
2,372	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.25	10/1/20	2,697
658	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.60	5/1/15	723
1,932	Exelon Generation Co. LLC (Independent Power Producers & Energy Traders)	6.20	10/1/17	2,299
3,444	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	3,760
709	General Electric Capital Corp., MTN (Diversified Financial Services)	4.65	10/17/21	795
1,300	General Electric Capital Corp., Series A (Diversified Financial Services) Callable 6/15/22 @ 100.00 Perpertual Bond(b)(c)	7.13	–	1,449
4,000	General Electric Capital Corp., Series B (Diversified Financial Services) Callable 12/15/22 @ 100.00 Perpertual Bond(b)(c)	6.25	–	4,222
1,629	General Electric Co. (Industrial Conglomerates)	5.00	2/1/13	1,654
1,111	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,315
2,736	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	3,118
1,308	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	1,373
1,159	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	1,356
1,768	John Deere Capital Corp., MTN (Machinery)	1.25	12/2/14	1,796
605	Juniper Networks, Inc. (Communications Equipment)	3.10	3/15/16	633
562	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	605
4,554	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 2/15/42 @ 100.00	5.00	8/15/42	4,729
1,963	Kraft Foods, Inc. (Food Products)	6.50	2/9/40	2,659
3,379	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	3,726
561	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	637
1,522	MassMutual Global Funding LLC (Thrifts & Mortgage Finance) (a)	2.00	4/5/17	1,563
1,074	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	1,374
1,573	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	1,858
3,091	Northern Trust Corp. (Capital Markets)	4.63	5/1/14	3,288
2,927	PACCAR Financial Corp., MTN (Machinery)	1.55	9/29/14	2,984
1,680	Phillips 66 (Oil, Gas & Consumable Fuels) (a)	4.30	4/1/22	1,839
2,099	Raytheon Co. (Aerospace & Defense)	1.40	12/15/14	2,132
1,018	Roche Holdings, Inc. (Health Care Providers & Services) (a)	7.00	3/1/39	1,534
2,300	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	2,406
661	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	711
1,181	Stryker Corp. (Health Care Equipment & Supplies)	2.00	9/30/16	1,231

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,799	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	$1,902
4,046	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	4,754
1,854	Teachers Insurance & Annuity Association (Insurance) (a)	6.85	12/16/39	2,546
1,154	The Clorox Co. (Household Products) Callable 6/15/22 @ 100.00	3.05	9/15/22	1,177
878	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	954
1,860	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	2,001
1,482	The Walt Disney Co. (Media)	2.75	8/16/21	1,560
1,236	The Walt Disney Co., Series E, MTN (Media)	3.75	6/1/21	1,397
828	Thermo Fisher Scientific, Inc. (Health Care Equipment & Supplies)	2.25	8/15/16	859
3,369	Time Warner Cable, Inc. (Media)	5.85	5/1/17	4,013
756	Time Warner, Inc. (Media)	6.20	3/15/40	941
1,530	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	1,632
1,418	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	1,589
522	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	604
987	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	1,248
1,722	Wal-Mart Stores, Inc. (Specialty Retail)	6.50	8/15/37	2,467
1,218	Watson Pharmaceuticals, Inc. (Pharmaceuticals) Callable 7/1/22 @ 100.00	3.25	10/1/22	1,234
3,241	Wells Fargo & Co., MTN (Commercial Banks)	1.25	2/13/15	3,280
2,453	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	2,662
878	Xerox Corp. (Office Electronics)	2.95	3/15/17	907
	Total Corporate Bonds			158,814
	Yankee Dollars — 18.18%
1,188	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	1,310
1,741	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	2,023
1,507	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	1,788
1,853	BHP Billiton Finance USA Ltd. (Metals & Mining)	1.13	11/21/14	1,877
1,986	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	2,079
2,394	Covidien International Finance SA (Health Care Equipment & Supplies) Callable 3/15/22 @ 100.00	3.20	6/15/22	2,530
2,359	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	2,664
1,826	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	1,865
1,433	HSBC Bank PLC (Commercial Banks) (a)	3.10	5/24/16	1,510
2,436	HSBC Bank PLC (Commercial Banks) (a)	3.50	6/28/15	2,584
4,120	Kinross Gold Corp. (Metals & Mining)	5.13	9/1/21	4,262
1,208	Shell International Finance BV (Oil, Gas & Consumable Fuels)	2.38	8/21/22	1,220
641	Shell International Finance BV (Oil, Gas & Consumable Fuels)	3.63	8/21/42	650
830	Shell International Finance BV (Oil, Gas & Consumable Fuels)	5.50	3/25/40	1,096
1,191	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38	12/15/38	1,715
55	Statoil ASA (Oil, Gas & Consumable Fuels)	3.13	8/17/17	60
1,094	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	1,514
1,858	Volkswagen International Finance N.V. (Diversified Financial Services) (a)	2.38	3/22/17	1,930
614	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	671
1,094	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	1,175
1,223	Wesfarmers Ltd. (Multiline Retail) (a)	7.00	4/10/13	1,259
3,991	Woodside Finance Ltd. (Thrifts & Mortgage Finance) Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	4,381
	Total Yankee Dollars			40,163
	Preferred Stocks — 5.42%
56,350	Arch Captial Group Ltd., Series C (Insurance) Callable 4/2/17 @ 25.00			1,504
81,600	PNC Financial Services Group, Inc., Series P (Commercial Banks) Callable 5/1/22 @ 25.00			2,242
32,900	Public Storage, Inc., Series U (Real Estate Investment Trusts) Callable 6/15/17 @ 25.00			855
51,950	Reinsurance Group of America (Insurance) Callable 9/15/22 @ 25.00			1,370
73,225	SCE Trust I (Electric Utilities) Callable 6/15/17 @ 25.00			1,910
67,800	U.S. Bancorp, Series F (Commercial Banks) Callable 1/15/22 @ 25.00			1,973
76,100	U.S. Bancorp, Series G (Commercial Banks) Callable 4/15/17 @ 25.00			2,129
	Total Preferred Stocks			11,983

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

Shares		Rate %	Value
	Mutual Fund — 4.01%
8,850,582	SSgA U.S. Government Money Market (d)	0.00	$8,850
	Total Mutual Fund		8,850
	Total Investments (cost $206,141) — 99.48%		219,810
	Other assets in excess of liabilities — 0.52%		1,157
	Net Assets — 100.00%		$220,967

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2012.
(c)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(d)	The rate disclosed is the rate in effect on September 30, 2012.

MTN — Medium Term Note

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages — 99.04%
$1,700	Fannie Mae, 15 YR TBA	3.00	10/25/27	$1,802
1,600	Fannie Mae, 15 YR TBA	3.50	10/25/27	1,703
2,800	Fannie Mae, 15 YR TBA	4.50	10/25/27	3,021
2,200	Fannie Mae, 15 YR TBA	5.00	10/25/27	2,388
1,500	Fannie Mae, 30 YR TBA	5.00	10/25/42	1,636
5,146	Fannie Mae, Pool #190405	4.00	10/1/40	5,545
428	Fannie Mae, Pool #545400	5.50	1/1/17	464
140	Fannie Mae, Pool #545900	5.50	7/1/17	152
250	Fannie Mae, Pool #625938	5.50	3/1/17	272
167	Fannie Mae, Pool #627241	5.50	9/1/17	181
19	Fannie Mae, Pool #630942	5.50	2/1/17	21
6,010	Fannie Mae, Pool #725228	6.00	3/1/34	6,748
352	Fannie Mae, Pool #888596	6.50	7/1/37	401
4,906	Fannie Mae, Pool #889117	5.00	10/1/35	5,391
1,587	Fannie Mae, Pool #889984	6.50	10/1/38	1,809
7,422	Fannie Mae, Pool #890221	5.50	12/1/33	8,193
169	Fannie Mae, Pool #909662	5.50	2/1/22	184
217	Fannie Mae, Pool #949500	5.50	9/1/22	237
7,669	Fannie Mae, Pool #959451	6.00	12/1/37	8,488
304	Fannie Mae, Pool #976945	5.50	2/1/23	332
891	Fannie Mae, Pool #AA9781	4.50	7/1/24	962
1,034	Fannie Mae, Pool #AB3192	4.50	6/1/41	1,124
901	Fannie Mae, Pool #AB4483	3.00	2/1/27	957
2,937	Fannie Mae, Pool #AB4689	3.50	3/1/42	3,171
2,984	Fannie Mae, Pool #AB6017	3.50	8/1/42	3,204
1,350	Fannie Mae, Pool #AC7328	4.00	12/1/39	1,456
7,477	Fannie Mae, Pool #AD0527	5.50	6/1/39	8,200
1,816	Fannie Mae, Pool #AE0442	6.50	1/1/39	2,068
1,264	Fannie Mae, Pool #AH5859	4.00	2/1/41	1,364
5,166	Fannie Mae, Pool #AH5988	5.00	3/1/41	5,795
6,392	Fannie Mae, Pool #AH6242	4.00	4/1/26	6,841
8,338	Fannie Mae, Pool #AH7521	4.50	3/1/41	9,069
2,114	Fannie Mae, Pool #AH9055	4.50	4/1/41	2,299
1,303	Fannie Mae, Pool #AI4815	4.50	6/1/41	1,417
944	Fannie Mae, Pool #AI6016	4.00	7/1/41	1,019
2,437	Fannie Mae, Pool #AJ1300 (a)	2.93	10/1/41	2,564
2,231	Fannie Mae, Pool #AJ5303	4.00	11/1/41	2,408
83	Fannie Mae, Pool #AJ6181	3.50	12/1/26	88
2,889	Fannie Mae, Pool #AJ7689	4.00	12/1/41	3,117
2,267	Fannie Mae, Pool #AJ7857	4.00	12/1/41	2,447
1,344	Fannie Mae, Pool #AK0006	3.00	1/1/27	1,427
275	Fannie Mae, Pool #AK0706	3.50	2/1/27	293
1,785	Fannie Mae, Pool #AK3302	3.00	3/1/27	1,897
4,988	Fannie Mae, Pool #AK7497	3.50	4/1/42	5,355
632	Fannie Mae, Pool #AK8522	3.00	3/1/27	671
1,220	Fannie Mae, Pool #AL0583	6.50	10/1/39	1,390
249	Fannie Mae, Pool #AL0725	5.50	6/1/24	271
2,380	Fannie Mae, Pool #AL1107	4.50	11/1/41	2,589
3,392	Fannie Mae, Pool #AL1717	3.50	5/1/27	3,633
1,568	Fannie Mae, Pool #AO0752	3.00	4/1/42	1,657
3,986	Fannie Mae, Pool #AO2548	3.50	4/1/42	4,279
980	Fannie Mae, Pool #AO3019	2.50	5/1/27	1,031
894	Fannie Mae, Pool #AO3760	3.50	5/1/42	962
3,778	Fannie Mae, Pool #AO8137	3.50	8/1/42	4,057
1,198	Fannie Mae, Pool #AP2465	3.00	8/1/42	1,266
994	Fannie Mae, Pool #AP4742	2.50	8/1/27	1,046
1,997	Fannie Mae, Pool #AP6493	3.00	9/1/42	2,110
95	Fannie Mae, Pool #MA1021	3.50	3/1/27	102
1,200	Fannie Mae, Pool #MA1210	2.50	9/1/49	1,262
1,800	Freddie Mac, Gold 30 YR TBA	5.50	10/15/42	1,961
3,553	Freddie Mac, Pool #1B7911 (a)	2.70	12/1/40	3,704
6,226	Freddie Mac, Pool #A96286	4.00	1/1/41	6,700
1,023	Freddie Mac, Pool #A97495	4.50	3/1/41	1,103

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$12,861	Freddie Mac, Pool #A97692	4.50	3/1/41	$13,915
3,444	Freddie Mac, Pool #C01598	5.00	8/1/33	3,768
4,879	Freddie Mac, Pool #G01665	5.50	3/1/34	5,389
2,907	Freddie Mac, Pool #G02794	6.00	5/1/37	3,201
6,475	Freddie Mac, Pool #G04913	5.00	3/1/38	7,035
791	Freddie Mac, Pool #G08459	4.00	9/1/41	852
190	Freddie Mac, Pool #G08483	4.00	3/1/42	207
4,546	Freddie Mac, Pool #G08495	3.50	6/1/42	4,884
347	Freddie Mac, Pool #Q04411	4.00	11/1/41	373
2,600	Government National Mortgage Association, 30 YR TBA	4.00	10/15/42	2,867
6,100	Government National Mortgage Association, 30 YR TBA	4.00	10/20/42	6,714
400	Government National Mortgage Association, 30 YR TBA	4.50	10/15/42	439
3,800	Government National Mortgage Association, 30 YR TBA	5.00	10/15/42	4,190
2,700	Government National Mortgage Association, 30 YR TBA	5.50	10/20/42	3,009
1,600	Government National Mortgage Association, 30 YR TBA	6.00	10/20/42	1,808
5,238	Government National Mortgage Association, Pool #4559	5.00	10/20/39	5,816
5,609	Government National Mortgage Association, Pool #4801	4.50	9/20/40	6,227
1,293	Government National Mortgage Association, Pool #510835	5.50	2/15/35	1,444
347	Government National Mortgage Association, Pool #658181	5.50	11/15/36	387
9	Government National Mortgage Association, Pool #690789	6.50	5/15/38	10
328	Government National Mortgage Association, Pool #694642	6.50	8/15/38	381
105	Government National Mortgage Association, Pool #695773	6.50	11/15/38	120
236	Government National Mortgage Association, Pool #699237	6.50	9/15/38	269
4,390	Government National Mortgage Association, Pool #717148	4.50	5/15/39	4,864
3,623	Government National Mortgage Association, Pool #721760	4.50	8/15/40	4,014
1,436	Government National Mortgage Association, Pool #781959	6.00	7/15/35	1,628
997	Government National Mortgage Association, Pool #782523	5.00	11/15/35	1,105
987	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	1,081
2,986	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	3,270
	Total U.S. Government Agency Mortgages			246,571
	U.S. Treasury Obligations — 8.44%
7,000	U.S. Treasury Bills (b)	0.08	1/3/13	6,998
14,000	U.S. Treasury Bills (b)	0.08	10/11/12	14,000
	Total U.S. Treasury Obligations			20,998
	Asset Backed Security — 0.88%
2,000	Citibank Omni Master Trust, Series 2009-A17, Class A17 (c)	4.90	11/15/18	2,180
	Total Asset Backed Security			2,180
	Collateralized Mortgage Obligations — 6.23%
860	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (a)	5.95	5/10/45	853
900	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AM (a)	5.53	1/15/46	966
1,240	CS First Boston Mortgage Securities Corp., Series 2004-C1, Class B	4.86	1/15/37	1,286
1,310	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	1,453
860	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	904
1,745	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	1,995
690	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	5.39	5/15/45	707
659	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A3	5.45	6/12/47	700
115	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	122
860	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	6.04	11/12/16	924
1,745	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	2,014
1,310	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.08	7/11/17	1,539
1,745	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (a)	6.10	7/15/17	2,057
	Total Collateralized Mortgage Obligations			15,520
	Mutual Fund — 0.32%
801,979	SSgA U.S. Government Money Market (d)	0.00		802
	Total Mutual Fund			802

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Total Investments Before TBA Sale Commitments (cost $277,430) — 114.91%			$286,071
	TBA Sale Commitments (e) — (10.30)%
$(1,500)	Fannie Mae, 30 YR TBA	3.50	10/25/42	(1,609)
(9,100)	Fannie Mae, 30 YR TBA	5.50	10/25/42	(9,976)
(9,900)	Fannie Mae, 30 YR TBA	6.00	10/25/42	(10,930)
(2,800)	Freddie Mac, Gold 30 YR TBA	4.50	10/15/42	(3,011)
(100)	Government National Mortgage Association, 30 YR TBA	6.00	10/15/42	(113)
	Total TBA Sale Commitments			(25,639)
	Liabilities in excess of other assets — (4.61)%			(11,470)
	Net Assets — 100.00%			$248,962

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2012.
(b)	Rate disclosed represents effective yield at purchase.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	The rate disclosed is the rate in effect on September 30, 2012.
(e)	Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in notes to portfolio of investments).

TBA – Security is subject to delayed delivery.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.10%
	Arizona — 7.03%
$650	Arizona State Transportation Board Grant Anticipation NTS, Revenue, Series A	5.00	7/1/17	$772
1,000	Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Senior Lien, Series A	3.00	7/1/15	1,068
				1,840
	California — 3.23%
765	California State, GO	5.00	4/1/15	847
	Colorado — 2.12%
500	Colorado Springs Co. Utilities Revenue, Series C-1	4.00	11/15/15	554
	Delaware — 2.74%
670	New Castle County Delaware, Series A, GO	3.00	7/15/15	718
	Florida — 7.78%
500	JEA Florida Electric System Revenue, Series 3-D-1	3.00	10/1/14	526
1,000	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/13	1,046
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	293
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	172
				2,037
	Illinois — 11.44%
750	Cook County Illinois Forest Preservation District, GO (AMBAC)	5.00	11/15/12	754
500	Kane County Illinois Forest Preserve District, GO	4.00	12/15/15	554
310	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Prerefunded 1/1/15 @ 100.00	5.00	1/1/19	343
90	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	98
650	Naperville Illinois, GO	2.00	12/1/13	663
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	584
				2,996
	Kentucky — 6.01%
1,500	Kentucky State Property & Buildings Commission Revenues, Series A	5.00	11/1/13	1,573
	Michigan — 8.13%
400	Grand Rapids Michigan Water Supply System Revenue	4.00	1/1/15	432
500	Michigan State Trunk Line Revenue (NATL-RE/FGIC)	5.25	11/1/15	571
1,000	Michigan State, Series A, GO	4.00	11/1/16	1,125
				2,128
	Nebraska — 4.04%
1,000	Nebraska Public Power District Revenue, Series A (NATL-RE/FGIC)	5.00	1/1/14	1,059
	New Hampshire — 1.94%
500	Portsmouth New Hampshire, GO	2.00	9/15/13	508
	New Jersey — 2.36%
600	West Windsor-Plainsboro New Jersey Regional School District, GO (School Bond Reserve Fund)	3.00	12/1/13	618
	New Mexico — 4.26%
500	Albuquerque Bernalillo Country New Mexico Water Utility Authority Joint Water & Sewage Revenue (AMBAC)	5.00	7/1/13	518
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	597
				1,115
	New York — 6.94%
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,817
	North Carolina — 1.62%
400	North Carolina State Turnpike Authority Monroe Connector System Appropriation Revenue	4.00	7/1/14	424
	Ohio — 3.00%
730	Ohio State, GO	3.00	11/1/15	785
	South Carolina — 2.55%
650	Anderson South Carolina Regional Joint Water System Revenue, Series A	4.00	7/15/13	668
	Texas — 14.58%
735	Austin Texas Independent School District, Series A, GO	3.00	8/1/14	771
745	College Station Texas, GO	5.00	2/15/16	853
310	League City Texas, Series A, GO	4.00	2/15/15	333
1,285	Texas State University Systems Financing Revenue, Series A	4.00	3/15/14	1,352

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$500	Texas Tech University Revenue, Financing System, Series 9 (AMBAC)	5.00	2/15/13	$509
				3,818
	Washington — 3.46%
800	Washington State Health Care Facilities Authority Revenue, Catholic Health, Series A	5.00	2/1/16	906
	Wisconsin — 4.87%
500	Milwaukee Wisconsin, Series B-6, GO, Callable 10/1/13 @ 100.00	5.00	10/1/14	523
745	River Falls Wisconsin School District, Series A, GO	2.00	4/1/13	751
				1,274
	Total Municipal Bonds			25,685
	Mutual Fund — 2.91%
761,158	State Street Institutional Tax Free Money Market Fund, Institutional Shares (a)	0.00		761
	Total Mutual Fund			761
	Total Investments (cost $25,745) — 101.01%			26,446
	Liabilities in excess of other assets — (1.01)%			(264)
	Net Assets — 100.00%			$26,182

(a)	The rate disclosed is the rate in effect on September 30, 2012.

AGM – Assured Guaranty Municipal Corporation
AMBAC – American Municipal Bond Assurance Corporation
FGIC – Financial Guaranty Insurance Company
GO – General Obligation
NATL-RE – Reinsurance provided by National Reinsurance

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.15%
	Alabama — 2.99%
$2,350	Alabama State Public School & College Authority Revenue, Capital Improvement, Callable 12/1/17 @ 100.00	5.00	12/1/24	$2,765
1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	1,818
2,400	Auburn University Alabama General Fee Revenue, Series A, Callable 6/1/22 @ 100.00	5.00	6/1/28	2,923
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,894
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,367
				13,767
	Alaska — 0.59%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,730
	Arizona — 1.58%
250	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	252
2,000	Pima County Arizona Sewer System Revenue, Callable 7/1/20 @ 100.00 (AGM)	5.00	7/1/23	2,422
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	2,023
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,598
				7,295
	Arkansas — 0.21%
515	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, Unrefunded (ADFA/ADED)	4.25	3/1/13	520
15	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, ETM (ADFA/ADED)	4.25	3/1/13	15
410	Fayetteville Arkansas Sales & Use Tax Revenue, Capital Improvements, Series B (MBIA)	4.00	12/1/15	423
				958
	California — 17.02%
1,500	California Health Facilities Financing Authority Revenue, Sutter Health, Series B, Callable 8/15/20 @ 100.00	5.25	8/15/23	1,796
4,400	California State Department of Water Resources Revenue, Central Valley Project, Callable 11/13/12 @ 100.00	5.25	7/1/22	4,410
5,000	California State Economic Recovery, Series A, GO, Callable 7/1/19 @ 100.00	5.00	7/1/20	6,122
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,117
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	6,122
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	6,105
800	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	801
2,855	Knightsen School District Lease Certificates California, Flexfund Program (a)	4.75	12/1/27	2,966
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	2,074
4,200	Los Angeles California Harbor Department Revenue, Series B, AMT (NATL-RE/FGIC)	5.00	8/1/16	4,838
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	6,050
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,408
5,000	Sacramento County California Airport System Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/23	5,602
5,000	San Diego California Public Facilities Financing Authority, Sewer Revenue, Series A, Callable 5/15/19 @ 100.00	5.00	5/15/23	5,918
2,500	San Francisco Bay Area California Toll Authority Toll Bridge Revenue	5.00	4/1/22	3,131
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	4,136
4,175	Southern California Public Power Authority, Canyon Power Project Revenue, Series A, Callable 1/1/20 @ 100.00	5.00	7/1/23	4,948
2,500	Tuolumne Wind Project Authority California Revenue, Series A, Callable 1/1/19 @ 100.00	5.25	1/1/24	2,895
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,906
				78,345
	Delaware — 0.27%
1,165	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (AGM)	5.80	7/1/35	1,235
	District of Columbia — 0.26%
1,000	District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, Callable 10/1/22 @ 100.00	5.00	10/1/27	1,221
	Florida — 11.15%
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,812
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,472

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	$2,341
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,279
1,215	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	1,301
2,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/16	2,296
3,550	Florida State Board of Public Education, Series D, GO, Callable 6/1/21 @ 100.00	5.00	6/1/24	4,355
2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	2,338
3,180	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/15	3,565
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,449
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00 (NATL-RE)	5.00	6/1/19	4,832
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,126
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,467
1,675	Miami-Dade County Florida Aviation Revenue, Miami International Airport, Series A, Callable 10/1/20 @ 100.00	5.50	10/1/25	2,000
4,240	Miami-Dade County Florida Transit Sales Surtax Revenue, Series A (Assured GTY)	5.00	7/1/15	4,748
1,700	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/15	1,924
				51,305
	Georgia — 2.29%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,645
2,500	Georgia Private Colleges & Universities Authority Revenue, Emory University, Series A	5.00	9/1/16	2,930
1,000	Municipal Electric Authority of Georgia Revenue, Series D, SUB, Callable 7/1/18 @ 100.00	5.75	1/1/19	1,227
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,724
				10,526
	Hawaii — 1.51%
6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	6,958
	Idaho — 0.42%
1,610	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,682
260	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series E, Class III, AMT	5.30	1/1/22	260
				1,942
	Illinois — 3.74%
2,500	Chicago Illinois, Series A, GO, Callable 1/1/15 @ 100.00 (AGM)	5.00	1/1/17	2,727
725	Illinois State Educational Facilities Authority Revenue (b)	5.55	7/1/14	675
380	Illinois State Educational Facilities Authority Revenue, Art Institute of Chicago, Mandatory Put 3/1/14 @ 100.00 (c)	4.25	3/1/34	389
1,000	Illinois State Finance Authority Revenue, University of Chicago, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/28	1,211
2,000	Illinois State Toll Highway Authority Toll Highway Revenue, Series A-1, Callable 1/1/20 @ 100.00	5.00	1/1/25	2,301
2,500	Illinois State Unemployment Insurance Fund Building Receipts Revenue, Series B, Callable 6/15/15 @ 100.00	5.00	6/15/19	2,793
1,000	Illinois State, GO, Callable 8/1/22 @ 100.00	5.00	8/1/24	1,129
1,000	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	1,136
3,260	Railsplitter Tobacco Settlement Authority Illinois Revenue, Callable 6/1/21 @ 100.00	5.50	6/1/23	3,810
350	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	350
585	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	587
100	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.90	2/1/14	100
				17,208
	Indiana — 1.37%
2,000	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	2,205
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,919
2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	2,172
				6,296
	Kansas — 0.88%
3,500	Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Series A, Callable 5/15/22 @ 100.00	5.00	11/15/29	4,040

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Louisiana — 0.41%
$890	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.15	12/1/12	$893
980	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	989
				1,882
	Maryland — 1.14%
2,500	Howard County Maryland, Series B, GO, Callable 8/15/21 @ 100.00	5.00	8/15/23	3,198
1,250	Maryland State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, Callable 6/1/20 @ 100.00	5.38	6/1/25	1,369
635	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	690
				5,257
	Massachusetts — 5.96%
3,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series C	5.50	7/1/15	3,416
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,683
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,502
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,404
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,569
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,410
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,929
4,400	Massachusetts State Health & Educational Facilities Authority Revenue, Stonehill College, Series K (JPMorgan Chase Bank NA) (c)	0.20	7/1/37	4,400
2,500	Massachusetts State School Building Authority Sales Tax Revenue, Senior Lien, Series A, Callable 8/15/22 @ 100.00	5.00	8/15/24	3,146
				27,459
	Michigan — 5.80%
4,000	Detroit Michigan Sewer Disposal System Revenue, Series C-1, Callable 7/1/19 @ 100.00	6.50	7/1/24	4,846
1,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System Revenue, Senior Lien, Series A, Callable 7/1/22 @ 100.00	5.25	7/1/26	1,106
1,440	Detroit Michigan Water Supply System Revenue, Senior Lien, Series B, Callable 7/1/16 @ 100.00 (NATL-RE)	5.00	7/1/18	1,577
1,200	Kent Hospital Finance Authority Revenue, Spectrum Health Hospitals, Series A	5.00	11/15/16	1,361
6,000	Michigan State Finance Authority Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/21	7,174
2,500	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water	5.00	10/1/17	3,002
565	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	572
65	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	66
2,000	Michigan State, Series A, GO	5.00	11/1/19	2,427
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,849
2,500	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT	5.00	12/1/14	2,719
				26,699
	Missouri — 1.51%
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	5,961
960	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	973
				6,934
	Nebraska — 1.27%
1,000	Nebraska Educational Finance Authority Revenue, Dana College, Series A, Callable 11/13/12 @ 101.00 (d)(e)	5.50	3/15/25	300
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)(e)	5.45	3/15/30	143
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)(e)	5.55	3/15/35	229
3,050	Nebraska State Public Power District Revenue, Series A, Callable 1/1/22 @ 100.00	5.00	1/1/28	3,615
1,250	Omaha Nebraska State Public Power District Revenue, Series A, Callable 2/1/22 @ 100.00	5.00	2/1/24	1,553
				5,840
	New Jersey — 1.80%
1,250	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series B, Callable 12/15/15 @ 100.00 (NATL-RE/FGIC)	5.25	12/15/18	1,416
3,830	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	4,094

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New Jersey (continued)
$2,500	New Jersey Economic Development Authority Revenue, School Facilities Construction, Series N-1, Callable 9/1/15 @ 100.00 (NATL-RE)	5.00	9/1/18	$2,782
				8,292
	New York — 4.99%
1,435	Metropolitan Transportation Authority Revenue, Series A-2	5.00	11/15/16	1,671
2,000	Metropolitan Transportation Authority Revenue, Series G	5.00	11/15/17	2,378
1,000	Metropolitan Transportation Authority Revenue, Series F, Callable 11/15/22 @ 100.00	5.00	11/15/23	1,219
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,914
2,500	New York NY, Series F, GO, Callable 2/1/22 @ 100.00	5.00	8/1/28	3,001
165	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	169
945	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	980
2,400	New York State Urban Development Corp. Revenue, State Personal Income Tax, Series A, Callable 3/15/21 @ 100.00	5.00	3/15/27	2,881
3,250	New York State, Series B, GO	5.00	8/1/17	3,878
3,020	New York State, Series E, GO, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,649
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (GO of Authority)	5.20	1/1/20	218
				22,958
	Ohio — 3.90%
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,659
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,245
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	3,042
250	Ohio State Higher Education Facility Revenue, Kenyon College Project, Callable 7/1/15 @ 100.00 (c)	4.95	7/1/37	272
1,500	Ohio State Hospital Facility Revenue, Cleveland Clinic Health System, Series A, Callable 1/1/21 @ 100.00	5.00	1/1/25	1,757
2,205	Ohio State Water Development Authority Revenue, Fresh Water, Series B	5.00	6/1/16	2,560
780	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	824
600	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	602
				17,961
	Pennsylvania — 6.40%
2,525	Allegheny County Pennsylvania Sanitary Authority Sewer Revenue, Callable 12/1/20 @ 100.00 (AGM)	5.00	6/1/24	2,902
70	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	70
2,825	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series A (AMBAC)	5.50	8/1/28	3,377
50	McKeesport Pennsylvania Area School District, Series C, GO, ETM (AGM)	5.00	4/1/13	51
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,379
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	3,022
310	Pennsylvania State Higher Educational Facilities Authority Revenue, Allegheny Delaware Valley Obligation Group, Series A (NATL-RE)	5.88	11/15/16	310
1,000	Pennsylvania State Higher Educational Facilities Authority Revenue, St. Joseph's University (RADIAN)	5.25	12/15/18	1,020
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	6,017
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (AGM)	5.25	11/15/15	998
2,500	Philadelphia Pennsylvania School District, Series C, GO (State Aid Withholding)	5.00	9/1/14	2,697
3,650	Philadelphia Pennsylvania Water & Wastewater Revenue, Series A	5.00	6/15/15	4,058
1,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B, Callable 11/15/14 @ 100.00	5.38	11/15/34	1,100
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,479
				29,480
	Puerto Rico — 3.24%
4,950	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC)	5.50	7/1/26	5,347
2,500	Puerto Rico Electric Power Authority Power Revenue, Series DDD, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,663
6,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, Callable 8/1/19 @ 100.00	5.50	8/1/23	6,908
				14,918
	South Carolina — 0.90%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	4,148

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	South Dakota — 0.07%
$280	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	$308
	Tennessee — 0.80%
3,050	Memphis Tennessee Electric Systems Revenue, SUB	5.00	12/1/17	3,690
	Texas — 9.41%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,074
1,000	Austin Texas Electricity Utility System Revenue, Series A, Callable 11/15/20 @ 100.00	5.00	11/15/24	1,183
910	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	951
1,525	Dallas Texas Waterworks & Sewer System Revenue, Series A, Callable 10/1/22 @ 100.00	5.00	10/1/23	1,927
2,260	Fort Worth Texas General Purpose, GO	5.00	3/1/15	2,510
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,891
3,275	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/16	3,760
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,316
3,000	Houston Texas Utility System Revenue, First Lien, Series D	5.00	11/15/19	3,729
2,500	Houston Texas Utility System Revenue, First Lien, Series D, Callable 11/15/21 @ 100.00	5.00	11/15/29	2,975
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,831
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,419
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	3,029
1,000	San Antonio Texas Water Revenue, Series A, Callable 5/15/20 @ 100.00	5.00	5/15/29	1,189
2,065	Texas State College Student Loan, GO	5.00	8/1/16	2,413
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	3,099
				43,296
	Utah — 0.06%
280	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	280
	Virginia — 0.74%
3,050	Virginia Beach Development Authority Public Facility Revenue, Series A	5.00	5/1/15	3,392
	Washington — 5.05%
1,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	1,728
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	4,016
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,330
1,710	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,804
1,875	King County Washington Sewer Revenue, Series B	5.00	1/1/17	2,207
2,500	Port of Seattle Washington Revenue, Intermediate, Series A, Callable 8/1/22 @ 100.00	5.00	8/1/28	2,989
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,234
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,198
3,040	Washington State, Series C, GO, Callable 6/1/21 @ 100.00	5.00	6/1/24	3,719
				23,225
	Wisconsin — 0.42%
1,625	Wisconsin State, Series 1, GO	5.00	5/1/17	1,937
	Total Municipal Bonds			451,782
	Corporate Bond — 0.0%
	Diversified Financial Services — 0.0%
3,939	ASC Equipment (d)(f) ^	5.13	3/1/08	—
	Total Corporate Bond			—
	Time Deposit — 2.43%
11,171	State Street Liquidity Management Control System Time Deposit	0.01	10/1/12	11,171
	Total Time Deposit			11,171
	Total Investments (cost $432,975) — 100.58%			462,953
	Liabilities in excess of other assets — (0.58)%			(2,665)
	Net Assets — 100.00%			$460,288

Amounts designated as “–” are $0 or have been rounded to $0.

^	Security was fair valued on September 30, 2012, and represents a Level 2 security. Refer to Note 2 in notes to portfolio of investments.
(a)	This security has been deemed illiquid by the Specialist Manager and represents 0.64% of the Portfolio's net assets.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

(b)	Zero Coupon Security. Effective rate shown is as of September 30, 2012.
(c)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2012. The maturity date represents actual maturity date.
(d)	Escrow security due to bankruptcy.
(e)	Issuer has defaulted on the payment of interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.15% of the Portfolio.
(f)	Issuer has defaulted on the payment of principal and interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.

ADFA/ADED – Arkansas Development Finance Authority / Arkansas Department of Economic Development
AGM – Assured Guaranty Municipal Corporation
AMBAC – American Municipal Bond Assurance Corporation
AMT – Alternative Minimum Tax
ETM – Escrowed to Maturity
FGIC – Financial Guaranty Insurance Company
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corp.
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
GO – General Obligation
GTY – Guaranty
HUD – Housing and Urban Development
MBIA – Municipal Bond Insurance Association
MBIA-IBC – MBIA Insured Bond Certificate
NATL-RE – Reinsurance provided by National Reinsurance
PSF-GTD – Permanent School Fund Guaranteed
RADIAN – Radian Group, Inc.
SONYMA – State of New York Mortgage Agency
SUB – Subordinate Bond

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments - September 30, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.17%
	Alabama — 6.89%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,843
1,000	Alexander City, Series A, GO (Assured GTY)	5.00	5/1/18	1,174
1,015	Foley Utilities Board Utilities Revenue	3.00	11/1/13	1,037
1,050	Foley Utilities Board Utilities Revenue	4.00	11/1/14	1,113
				5,167
	Arizona — 0.22%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	164
	California — 3.88%
1,000	California State Department of Water Resources, Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	1,226
1,500	Los Angeles California Unified School District, Series A-2, GO, Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,678
				2,904
	Florida — 15.18%
655	Broward County Florida Airport System Revenue, Series L (AMBAC)	5.00	10/1/13	685
445	Broward County Florida Airport System Revenue, Series L, ETM (AMBAC)	5.00	10/1/13	466
1,740	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/13	1,800
1,550	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	1,799
875	Jacksonville Florida Special Revenue, Series A	5.00	10/1/15	985
400	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	451
895	Lee County Florida Water & Sewer Revenue	4.00	10/1/15	970
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,249
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,170
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,803
				11,378
	Hawaii — 2.45%
1,500	Honolulu City & County Hawaii, Series B, GO, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,833
	Illinois — 5.53%
2,000	Cook County Illinois, Series B, GO, Callable 11/15/13 @ 100.00 (NATL-RE)	5.25	11/15/16	2,108
425	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Prerefunded 1/1/15 @ 100.00	5.00	1/1/19	469
125	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	137
1,000	Lake County Illinois Community High School District No. 124 Grant, GO	5.00	12/1/14	1,090
320	Northbrook Illinois, GO	3.00	12/1/15	342
				4,146
	Kentucky — 1.44%
1,005	Kentucky State Property & Buildings Commission Revenues	5.00	8/1/14	1,082
	Maine — 2.14%
1,500	Maine Municipal Bond Bank Grant Anticipation Revenue, Department of Transportation, Series A	4.00	9/1/14	1,603
	Maryland — 3.05%
1,830	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	2,282
	Massachusetts — 3.45%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	2,582
	Michigan — 1.60%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,200
	Nevada — 2.76%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	976
1,000	Nevada State, Capital Improvement, Series A, GO, Callable 2/1/15 @ 100.00	5.00	2/1/19	1,095
				2,071
	New Mexico — 0.72%
500	New Mexico Finance Authority State Transportation Revenue, Sub Lien, Series B (XLCA)	4.00	12/15/14	536
	New York — 6.14%
2,745	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	3,433
1,025	New York City Transitional Finance Authority Revenue, Sub Series E	5.00	11/1/15	1,166
				4,599
	Ohio — 3.23%
1,000	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	1,216

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) - September 30, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio (continued)
$1,000	Ohio State, Series B, GO	5.00	9/15/17	$1,204
				2,420
	Oklahoma — 3.72%
2,350	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	2,790
	Pennsylvania — 1.67%
1,000	Pennsylvania State, Series A, GO	5.00	5/1/20	1,253
	South Carolina — 2.08%
1,100	Richland County School District No. 2, Series A, GO, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,339
215	South Carolina State Public Service Authority Revenue, Series D, Prerefunded 1/1/13 @ 100.00 (AGM)	5.25	1/1/14	218
				1,557
	Texas — 11.16%
1,250	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	1,548
1,025	Galveston County Texas, GO (AGM)	5.25	2/1/14	1,091
500	Garland Texas Electric Utility System Revenue, Series A	3.00	3/1/13	506
465	Potter County Texas, GO	3.00	3/1/14	481
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,713
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	2,138
750	Webb County Texas, GO	4.50	2/15/19	886
				8,363
	Utah — 1.51%
1,050	Intermountain Power Agency Power Supply Revenue, Series A, Callable 7/1/14 @ 100.00	5.00	7/1/16	1,134
	Washington — 15.14%
1,500	King County Washington Sewer Revenue	5.00	1/1/20	1,858
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,718
1,000	King County Washington, GO	5.25	1/1/23	1,297
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,888
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,805
2,300	Washington State, Series R-2011-A, GO	5.00	1/1/18	2,783
				11,349
	Wisconsin — 4.21%
1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	1,382
700	Milwaukee Wisconsin Area Technical College District, Promissory Notes, Series 12-13C, GO	2.00	6/1/13	708
500	Northeast Wisconsin Technical College District, Series A, GO	1.63	4/1/13	504
500	Wisconsin State, Series C, GO	5.00	5/1/15	558
				3,152
	Total Municipal Bonds			73,565
	Mutual Fund — 0.60%
452,673	State Street Institutional Tax Free Money Market Fund, Institutional Shares (a)	0.00		453
	Total Mutual Fund			453
	Total Investments (cost $69,751) — 98.77%			74,018
	Other assets in excess of liabilities — 1.23%			922
	Net Assets — 100.00%			$74,940

(a)	The rate disclosed is the rate in effect on September 30, 2012.

AGM – Assured Guaranty Municipal Corporation
AMBAC – American Municipal Bond Assurance Corporation
ETM – Escrowed to Maturity
FGIC – Financial Guaranty Insurance Company
GO – General Obligation
GTY – Guaranty
NATL-RE – Reinsurance provided by National Reinsurance
SCSDE – Insured by South Carolina School Discount Enhancement
XLCA – XL Capital Assurance, Inc.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments – September 30, 2012 (Unaudited)

1.  DESCRIPTION.  HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of September 30, 2012, the Trust offered nineteen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of September 30, 2012, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio and Commodity Portfolio, are diversified portfolios under the 1940 Act. The Real Estate Portfolio and Commodity Portfolio are non-diversified portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES.  The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Portfolios of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.  Portfolio Valuation.  The net asset value (“NAV”) per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – September 30, 2012 (Unaudited)

B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on the exchange provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:  Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal, and Foreign Bonds and U.S. Government and Agency Securities):  Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – September 30, 2012 (Unaudited)

Asset Backed and Mortgage Backed Securities:  In addition to the inputs discussed above for fixed income securities, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations:  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board and are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts):  Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the following Portfolios' securities as of September 30, 2012 (amounts in thousands):

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$643,930	$-	$-	$643,930
Time Deposit	-	7,944	-	7,944
Mutual Fund	1,926	-	-	1,926
Total Investments	$645,856	$7,944	$-	$653,800

Institutional Value Portfolio
Common Stocks[1]	$1,012,741	$-	$-	$1,012,741
Time Deposit	-	15,598	-	15,598
Mutual Fund	3,200	-	-	3,200
Total Investments	$1,015,941	$15,598	$-	$1,031,539

Growth Portfolio
Common Stocks[1]	$725,803	$-	$-	$725,803
Time Deposit	-	3,621	-	3,621
Mutual Fund	551	-	-	551
Total Investments	$726,354	$3,621	$-	$729,975

Institutional Growth Portfolio
Common Stocks[1]	$894,390	$-	$-	$894,390
Corporate Bonds[1]	-	6,908	-	6,908
Asset Backed Securities	-	2,184	-	2,184
Collateralized Mortgage Obligations	-	30,973	-	30,973
Certificates of Deposit	-	4,372	-	4,372
Global Bonds[2]	-	8,090	-	8,090
Municipal Bonds[3]	-	960	-	960
U.S. Government Agency Mortgages	-	1,452	-	1,452
U.S. Treasury Obligations	-	75,667	-	75,667
Yankee Dollars[1]	-	6,523	-	6,523
Time Deposit	-	5,249	-	5,249
Mutual Funds	7,798	-	-	7,798
Put Options Purchased[4]	2	63	-	65
Repurchase Agreements	-	35,700	-	35,700
Total Investments	$902,190	$178,141	$-	$1,080,331
Other Financial Instruments[5]
Futures	$458	$-	$-	$458
Currency Contracts	-	(469)	-	(469)
Written Options	-	(35)	-	(35)
Interest Rate Swaps	-	2,197	-	2,197

Small Cap Portfolio
Common Stocks[1]	$127,310	$-	$-	$127,310
Contingent Rights	-	-	-	-
Warrant	-	-	-	-
U.S. Treasury Obligations	-	49	-	49
Time Deposit	-	688	-	688
Mutual Fund	541	-	-	541
Total Investments	$127,851	$737	$-	$128,588
Other Financial Instruments[5]
Futures	$(10)	$-	$-	$(10)

Institutional Small Cap Portfolio
Common Stocks[1]	$202,854	$-	$-	$202,854
Contingent Rights	-	-	-	-
Time Deposit	-	3,543	-	3,543
Mutual Funds	646	-	-	646
Total Investments	$203,500	$3,543	$-	$207,043

Real Estate Portfolio
Common Stocks[1]	$71,945	$-	$-	$71,945
Time Deposit	-	589	-	589
Total Investments	$71,945	$589	$-	$72,534

HC CAPITAL TRUST

Notes to Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Commodity Portfolio
Common Stocks[1,4]	$528,581	$6,547	$-	$535,128
Preferred Stocks[1]	6,295	-	-	6,295
Right	13	-	-	13
Warrant	20	-	-	20
Commercial Papers	-	1,586	-	1,586
Corporate Bonds[1]	-	3,739	-	3,739
Asset Backed Securities	-	3,995	-	3,995
Collateralized Mortgage Obligations	-	7,699	-	7,699
Global Bonds[2]	-	3,180	-	3,180
U.S. Government Agency Securities	-	43,766	-	43,766
U.S. Treasury Obligations	-	27,634	-	27,634
Yankee Dollars[2]	-	8,112	-	8,112
Time Deposit	-	8,423	-	8,423
Mutual Fund	601	-	-	601
Call Options Purchased	123	-	-	123
Put Options Purchased	22	39	-	61
Repurchase Agreements	-	109,600	-	109,600
Total Investments	$535,655	$224,320	$-	$759,975
Other Financial Instruments[5]
Futures	$3,072	$-	$-	$3,072
Currency Contracts	-	12	-	12
Written Options	-	(365)	-	(365)
Total Return Swaps	-	(646)	-	(646)
Variance Swaps	-	82	-	82
Commodity Swaps	-	212	-	-
Interest Rate Swaps	-	8	-	-

International Portfolio
Common Stocks[1,4]	$1,246,770	$1,015	$-	$1,247,785
Preferred Stocks[1]	5,336	-	-	5,336
Time Deposit	-	19,767	-	19,767
Mutual Fund	206	-	-	206
Total Investments	$1,252,312	$20,782	$-	$1,273,094
Other Financial Instruments[5]
Currency Contracts	$-	$(302)	$-	$(302)

Institutional International Portfolio
Common Stocks[1,4]	$2,069,994	$1,693	$-	$2,071,687
Preferred Stocks[1]	7,817	-	-	7,817
Time Deposit	-	21,234	-	21,234
Mutual Funds	1,691	-	-	1,691
Total Investments	$2,079,502	$22,927	$-	$2,102,429
Other Financial Instruments[5]
Currency Contracts	$-	$(465)	$-	$(465)

Emerging Markets Portfolio
Common Stocks[1,4]	$702,332	$20,514	$-	$722,846
Preferred Stocks[1]	21,868	-	-	21,868
Right[1]	-	17	-	17
Time Deposit	-	12,102	-	12,102
Mutual Funds	24,889	-	-	24,889
Total Investments	$749,089	$32,633	$-	$781,722
Other Financial Instruments[5]
Futures	$(81)	$-	$-	$(81)
Currency Contracts	-	(32)	-	(32)

Core Fixed Income Portfolio
Asset Backed Security	$-	$283	$-	$283
Collateralized Mortgage Obligations	-	2,467	-	2,467
U.S. Government Agency Mortgages	-	38,613	-	38,613
U.S. Government Agency Securities	-	3,101	-	3,101
Corporate Bonds[1]	-	25,355	-	25,355
U.S. Treasury Obligations	-	29,595	-	29,595
Yankee Dollars[1]	-	6,165	-	6,165
Preferred Stocks[1]	1,966	-	-	1,966
Time Deposit	-	67	-	67
Mutual Funds	1,890	-	-	1,890
Total Investments	$3,856	$105,646	$-	$109,502
TBA Sale Commitments	$-	$(2,174)	$-	$(2,174)

HC CAPITAL TRUST

Notes to Portfolio of Investments (continued) - September 30, 2012 (Unaudited)

Fixed Opportunity Portfolio
Corporate Bonds[1]	$-	$529,329	$-	$529,329
Yankee Dollars[1]	-	82,226	-	82,226
Common/Preferred Stocks and Rights[1]	5,402	-	-	5,402
Time Deposit	-	34,837	-	34,837
Total Investments	$5,402	$646,392	$-	$651,794

U.S. Government Fixed Income Portfolio
U.S. Treasury Obligations	$-	$222,233	$-	$222,233
U.S. Government Agency Securities	-	31,019	-	31,019
Corporate Bond[1]	-	300	-	300
Time Deposit	-	905	-	905
Total Investments	$-	$254,457	$-	$254,457

U.S. Corporate Fixed Income Portfolio
Corporate Bonds[1]	$-	$158,814	$-	$158,814
Yankee Dollars[1]	-	40,163	-	40,163
Preferred Stocks[1]	11,983	-	-	11,983
Mutual Fund	8,850	-	-	8,850
Total Investments	$20,833	$198,977	$-	$219,810

U.S. Mortgage/Asset Backed Fixed Income Portfolio
U.S. Government Agency Mortgages	$-	$246,571	$-	$246,571
U.S. Treasury Obligations	-	20,998	-	20,998
Asset Backed Security	-	2,180	-	2,180
Collateralized Mortgage Obligations	-	15,520	-	15,520
Mutual Fund	802	-	-	802
Total Investments	$802	$285,269	$-	$286,071
TBA Sale Commitments	$-	$(25,639)	$-	$(25,639)

Short-Term Municipal Portfolio
Municipal Bonds[3]	$-	$25,685	$-	$25,685
Mutual Fund	761	-	-	761
Total Investments	$761	$25,685	$-	$26,446

Intermediate Municipal Portfolio
Municipal Bonds[3]	$-	$451,782	$-	$451,782
Corporate Bond[1]	-	-	-	-
Time Deposit	-	11,171	-	11,171
Total Investments	$-	$462,953	$-	$462,953

Intermediate Municipal II Portfolio
Municipal Bonds[3]	$-	$73,565	$-	$73,565
Mutual Fund	453	-	-	453
Total Investments	$453	$73,565	$-	$74,018

[1]	Please see the Portfolio of Investments for industry classification.

[2]	Please see the Portfolio of Investments for country classification.

[3]	Please see the Portfolio of Investments for state classification.

[4]	Please see the Portfolio of Investments for securities noted as Level 2.

[5]	Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – September 30, 2012 (Unaudited)

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and 2 as of September 30, 2012.

C.  Securities Transactions and Investment Income.  For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from paydown transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.  Repurchase Agreements.  Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or the only NRSRO issuing a rating, or, if unrated, are of comparable quality provided that the collateral is an eligible investment for the Portfolio.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – September 30, 2012 (Unaudited)

E.  TBA Purchase and Sale Commitments.  Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

F.  Derivative Instruments.  Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

Forward Currency Contracts:  Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward, or market risk if the value of the currency changes unfavorably.

Financial Futures Contracts:  Certain of the Portfolios may be subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

Options Contracts — Purchased Options Contracts:  Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – September 30, 2012 (Unaudited)

Options Contracts — Written Options Contracts:  Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Premiums received from written options contracts are recorded as liabilities and are subsequently adjusted to the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Institutional Growth Portfolio and Commodity Portfolio had the following transactions in written call and put options during the quarter ended September 30, 2012:

Institutional Growth Portfolio	Number Of Contracts	Premiums Received (000)
Options outstanding at June 30, 2012	(2,000)	$(266)
Options purchased	-	-
Options expired	-	-
Options closed	-	-
Options outstanding at September 30, 2012	(2,000)	$(266)

Commodity Portfolio	Number Of Contracts	Premiums Received (000)
Options outstanding at June 30, 2012	(1,460)	$(357)
Options purchased	(115)	263
Options expired	145	-
Options closed	560	(441)
Options outstanding at September 30, 2012	(870)	$(535)

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – September 30, 2012 (Unaudited)

Swap Agreements:  Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps:  Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. Certain Portfolios may enter into interest rate swap contracts. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Total Return Swaps:   Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the total return swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. A Portfolio may enter into total return swap agreements that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swap.

Variance Swap Agreements:  Certain of the Portfolios may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – September 30, 2012 (Unaudited)

The primary risks associated with the use of a swap are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at September 30, 2012 is disclosed in the swap tables included in the Portfolios of Investments.

G.  Bank Loans.  Certain Portfolios may invest in bank loans, which generally have interest rates which are reset daily, monthly, quarterly or semiannually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate, and secondarily the prime rate offered by one or more major United States banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these bank loans may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments.

H.  Basis for Consolidation for the Commodity Portfolio.  The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated. As of September 30, 2012, the Commodity Portfolio’s aggregate investment in the Funds was $69,990,291, representing 9.14% of the Commodity Portfolio’s net assets.

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds.

I.  Recent Accounting Pronouncements.  In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013.

HC CAPITAL TRUST

Notes to Portfolios of Investments (concluded) – September 30, 2012 (Unaudited)

3.  FEDERAL INCOME TAXES. As of September 30, 2012, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation on securities, for federal income tax purposes, were as follows (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation / (Depreciation)
Value Portfolio	$607,639	$58,666	$(12,505)	$46,161
Institutional Value Portfolio	963,978	86,484	(18,923)	67,561
Growth Portfolio	546,496	191,430	(7,951)	183,479
Institutional Growth Portfolio	905,344	186,110	(11,123)	174,987
Small Cap Portfolio	111,090	24,290	(6,792)	17,498
Institutional Small Cap Portfolio	178,963	36,141	(8,061)	28,080
Real Estate Portfolio	51,910	20,725	(101)	20,624
Commodity Returns Strategy Portfolio	727,968	54,428	(22,421)	32,007
International Portfolio	1,130,514	179,635	(37,055)	142,580
Institutional International Portfolio	1,974,042	206,638	(78,251)	128,387
Emerging Markets	751,553	65,404	(35,235)	30,169
Core Fixed Income Portfolio	105,202	4,350	(50)	4,300
Fixed Opportunity Portfolio	623,453	32,515	(4,174)	28,341
U.S. Government Fixed Income Portfolio	245,648	9,102	(293)	8,809
U.S. Corporate Fixed Income Portfolio	206,184	13,841	(215)	13,626
U.S. Mortgage/Asset Backed Portfolio	277,430	8,672	(31)	8,641
Short-Term Municipal Portfolio	25,745	702	(1)	701
Intermediate Municipal Portfolio	432,908	35,726	(5,681)	30,045
Intermediate Municipal II Portfolio	69,751	4,268	(1)	4,267

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the difference between book and tax amortization methods for acquisition premium and market discount.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette L. Bull
Colette L. Bull, Principal Financial Officer

Date November 27, 2012

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date November 27, 2012